Filed with the Securities and Exchange Commission on December 13, 2017
REGISTRATION NO. 333-162680
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 26
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 165
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 28, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 26 to Registration Statement No. 333-162680 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 26 incorporates by reference the prospectus dated May 1, 2017, contained in Part A of Post-Effective Amendment No. 25 filed on April 6, 2017.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 28, 2017
to Prospectuses dated May 1, 2017

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2018, the AST Bond Portfolio 2017 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2017 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2029 (the “Portfolio”). Effective on or about January 2, 2018, the Portfolio will be added to your Annuity as a new variable investment option. Please note, however, that the Portfolio is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. Instead, if a Contract owner selects certain optional living benefits under their Contract, the Contract owner’s account value may be allocated to and from the Portfolio in accordance with a nondiscretionary mathematical formula under the Contract. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)

FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2029[1]	0.47%	0.08%[2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2018.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2018.

GENPRODSUP4

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP4

PART B
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017, as supplemented December 28, 2017
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier Advisor Variable Annuity SeriesSM ("Advisor Series") variable annuity contract (the "Annuity") is an individual variable annuity contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Annuity could be purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Advisor Series prospectus dated May 1, 2017, as supplemented December 28, 2017. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	2
Determination of Accumulation Unit Values	2
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888

1

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2016 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers the Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuity through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $708,725,705.69, $697,921,302.44 and $773,337,473 in 2016, 2015, and 2014, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuity according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuity and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2016) received payment with respect to annuity business during 2016 (or as to which a payment amount was accrued during 2016). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2016, non-cash compensation received by Firms and Entities ranged from $27.78 to $602,264.01. During 2016, cash compensation received by Firms ranged from $71.45 to $9,137,323.40.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex

2

investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of changes. Here, we set out the remaining historical unit values.

3

Separate Account Financial Information

Appendix A

A-1

PREMIER RETIREMENT ADVISOR SERIES

Pruco Life Insurance Company

Statement of Additional Information

ACCUMULATION UNIT VALUES: With HAV (0.95%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96851	$10.88323	69
01/01/2011 to 12/31/2011	$10.88323	$10.49339	10,338
01/01/2012 to 12/31/2012	$10.49339	$11.69989	8,372
01/01/2013 to 12/31/2013	$11.69989	$12.74467	6,799
01/01/2014 to 12/31/2014	$12.74467	$13.10561	6,693
01/01/2015 to 12/31/2015	$13.10561	$12.56322	5,940
01/01/2016 to 12/31/2016	$12.56322	$13.23252	4,494
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97920	$10.98977	778
01/01/2011 to 12/31/2011	$10.98977	$10.89765	1,111
01/01/2012 to 12/31/2012	$10.89765	$12.26734	2,916
01/01/2013 to 12/31/2013	$12.26734	$14.16259	4,531
01/01/2014 to 12/31/2014	$14.16259	$14.88492	2,167
01/01/2015 to 12/31/2015	$14.88492	$14.86192	1,462
01/01/2016 to 12/31/2016	$14.86192	$15.76708	1,453
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00773	$10.88384	0
01/01/2011 to 12/31/2011	$10.88384	$11.16550	22,368
01/01/2012 to 05/04/2012	$11.16550	$12.16154	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98947	$10.84121	0
01/01/2011 to 12/31/2011	$10.84121	$10.60778	7,030
01/01/2012 to 12/31/2012	$10.60778	$11.81779	10,944
01/01/2013 to 12/31/2013	$11.81779	$13.77130	10,870
01/01/2014 to 12/31/2014	$13.77130	$14.53010	5,107
01/01/2015 to 12/31/2015	$14.53010	$14.46063	4,975
01/01/2016 to 12/31/2016	$14.46063	$15.22551	4,847
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99922	$9.21076	5,142
01/01/2012 to 12/31/2012	$9.21076	$10.20846	58,285
01/01/2013 to 12/31/2013	$10.20846	$11.20887	37,270
01/01/2014 to 12/31/2014	$11.20887	$11.64592	34,422
01/01/2015 to 12/31/2015	$11.64592	$11.18920	33,439
01/01/2016 to 12/31/2016	$11.18920	$11.85443	32,708
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99922	$10.55112	0
01/01/2014 to 12/31/2014	$10.55112	$10.82490	0
01/01/2015 to 12/31/2015	$10.82490	$10.75127	0
01/01/2016 to 12/31/2016	$10.75127	$11.32520	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00864	$10.16451	0
01/01/2011 to 12/31/2011	$10.16451	$10.29417	43,004
01/01/2012 to 12/31/2012	$10.29417	$10.67504	5,960
01/01/2013 to 12/31/2013	$10.67504	$10.34375	3,012
01/01/2014 to 12/31/2014	$10.34375	$10.23571	3,109
01/01/2015 to 12/31/2015	$10.23571	$10.18736	3,114
01/01/2016 to 12/31/2016	$10.18736	$10.25568	3,144
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00756	$10.43950	3,112
01/01/2011 to 12/31/2011	$10.43950	$10.66897	35,533
01/01/2012 to 12/31/2012	$10.66897	$11.55266	57,823
01/01/2013 to 12/31/2013	$11.55266	$11.23268	18,329
01/01/2014 to 12/31/2014	$11.23268	$11.59678	11,661
01/01/2015 to 12/31/2015	$11.59678	$11.24447	11,708
01/01/2016 to 12/31/2016	$11.24447	$11.60869	13,081
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97238	$10.64930	0
01/01/2011 to 12/31/2011	$10.64930	$9.92890	59
01/01/2012 to 12/31/2012	$9.92890	$11.13599	64
01/01/2013 to 12/31/2013	$11.13599	$14.49699	76
01/01/2014 to 12/31/2014	$14.49699	$15.83332	71
01/01/2015 to 12/31/2015	$15.83332	$14.93566	55
01/01/2016 to 12/31/2016	$14.93566	$16.82746	61
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97838	$10.92251	592
01/01/2011 to 12/31/2011	$10.92251	$10.55637	2,830
01/01/2012 to 12/31/2012	$10.55637	$11.89087	10,581
01/01/2013 to 12/31/2013	$11.89087	$14.44908	11,784
01/01/2014 to 12/31/2014	$14.44908	$15.31294	19,730
01/01/2015 to 12/31/2015	$15.31294	$15.24843	17,179
01/01/2016 to 12/31/2016	$15.24843	$16.13639	10,288
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99922	$11.73387	211
01/01/2014 to 12/31/2014	$11.73387	$13.20420	192
01/01/2015 to 12/31/2015	$13.20420	$12.61166	121
01/01/2016 to 12/31/2016	$12.61166	$14.35263	265
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.96061	$11.88298	64
01/01/2011 to 12/31/2011	$11.88298	$12.54584	43
01/01/2012 to 12/31/2012	$12.54584	$14.33383	954
01/01/2013 to 12/31/2013	$14.33383	$14.64252	1,263
01/01/2014 to 12/31/2014	$14.64252	$18.98686	0
01/01/2015 to 12/31/2015	$18.98686	$19.71747	384
01/01/2016 to 12/31/2016	$19.71747	$20.47072	369
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99922	$9.73645	0
01/01/2014 to 12/31/2014	$9.73645	$10.13610	0
01/01/2015 to 12/31/2015	$10.13610	$10.02999	0
01/01/2016 to 12/31/2016	$10.02999	$10.38882	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99922	$10.97110	988
01/01/2011 to 12/31/2011	$10.97110	$10.59843	2,140
01/01/2012 to 12/31/2012	$10.59843	$11.92902	2,847
01/01/2013 to 12/31/2013	$11.92902	$14.08722	3,806
01/01/2014 to 12/31/2014	$14.08722	$14.75148	2,790
01/01/2015 to 10/16/2015	$14.75148	$14.79788	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97669	$11.10584	67
01/01/2011 to 12/31/2011	$11.10584	$10.83493	1,530
01/01/2012 to 12/31/2012	$10.83493	$11.87326	2,288
01/01/2013 to 12/31/2013	$11.87326	$13.49644	2,137
01/01/2014 to 12/31/2014	$13.49644	$13.78955	2,085
01/01/2015 to 12/31/2015	$13.78955	$13.79390	2,078
01/01/2016 to 12/31/2016	$13.79390	$14.24416	1,755
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99922	$10.80002	7,043
01/01/2013 to 12/31/2013	$10.80002	$13.31532	8,017
01/01/2014 to 12/31/2014	$13.31532	$13.60797	7,070
01/01/2015 to 10/16/2015	$13.60797	$13.11241	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99922	$10.86908	278
01/01/2014 to 12/31/2014	$10.86908	$11.04125	275
01/01/2015 to 10/16/2015	$11.04125	$10.59844	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97089	$11.64050	66
01/01/2011 to 12/31/2011	$11.64050	$10.94900	710
01/01/2012 to 12/31/2012	$10.94900	$13.75182	331
01/01/2013 to 12/31/2013	$13.75182	$14.21341	985
01/01/2014 to 12/31/2014	$14.21341	$16.03860	716
01/01/2015 to 12/31/2015	$16.03860	$15.87212	658
01/01/2016 to 12/31/2016	$15.87212	$15.86228	675
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01922	$10.86989	0
01/01/2011 to 12/31/2011	$10.86989	$10.34064	131
01/01/2012 to 12/31/2012	$10.34064	$12.26671	1,217
01/01/2013 to 12/31/2013	$12.26671	$15.76355	994
01/01/2014 to 02/07/2014	$15.76355	$15.51923	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99246	$10.85405	0
01/01/2011 to 12/31/2011	$10.85405	$10.15770	0
01/01/2012 to 12/31/2012	$10.15770	$12.03990	1,099
01/01/2013 to 12/31/2013	$12.03990	$15.92569	991
01/01/2014 to 12/31/2014	$15.92569	$17.84596	0
01/01/2015 to 12/31/2015	$17.84596	$16.85973	0
01/01/2016 to 12/31/2016	$16.85973	$18.62731	1,463
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.02054	$11.51030	0
01/01/2011 to 12/31/2011	$11.51030	$11.06159	2,380
01/01/2012 to 12/31/2012	$11.06159	$13.10556	1,585
01/01/2013 to 12/31/2013	$13.10556	$17.15983	1,682
01/01/2014 to 12/31/2014	$17.15983	$18.95608	23
01/01/2015 to 12/31/2015	$18.95608	$17.70860	2,049
01/01/2016 to 12/31/2016	$17.70860	$17.82907	4,226
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98896	$10.79027	0
01/01/2011 to 12/31/2011	$10.79027	$10.63371	2,821
01/01/2012 to 12/31/2012	$10.63371	$11.59960	1,555
01/01/2013 to 12/31/2013	$11.59960	$12.61773	3,779
01/01/2014 to 12/31/2014	$12.61773	$13.00297	3,760
01/01/2015 to 12/31/2015	$13.00297	$12.76233	3,608
01/01/2016 to 12/31/2016	$12.76233	$13.30563	3,532

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96585	$11.58597	67
01/01/2011 to 12/31/2011	$11.58597	$11.62545	2,449
01/01/2012 to 12/31/2012	$11.62545	$13.32162	371
01/01/2013 to 12/31/2013	$13.32162	$18.31642	1,125
01/01/2014 to 12/31/2014	$18.31642	$19.44832	888
01/01/2015 to 12/31/2015	$19.44832	$18.20524	1,164
01/01/2016 to 12/31/2016	$18.20524	$22.41664	992
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99922	$9.92508	2,069
01/01/2011 to 12/31/2011	$9.92508	$9.83349	5,193
01/01/2012 to 12/31/2012	$9.83349	$9.74114	1,529
01/01/2013 to 12/31/2013	$9.74114	$9.64930	772
01/01/2014 to 12/31/2014	$9.64930	$9.55789	810
01/01/2015 to 12/31/2015	$9.55789	$9.46682	804
01/01/2016 to 12/31/2016	$9.46682	$9.37662	822
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98519	$10.85243	0
01/01/2011 to 12/31/2011	$10.85243	$11.09050	146
01/01/2012 to 12/31/2012	$11.09050	$12.50925	403
01/01/2013 to 12/31/2013	$12.50925	$13.28002	403
01/01/2014 to 12/31/2014	$13.28002	$13.49036	407
01/01/2015 to 12/31/2015	$13.49036	$12.88610	412
01/01/2016 to 12/31/2016	$12.88610	$14.72889	382
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99120	$10.70730	0
01/01/2011 to 12/31/2011	$10.70730	$10.16196	71
01/01/2012 to 12/31/2012	$10.16196	$11.76503	94
01/01/2013 to 12/31/2013	$11.76503	$16.29834	0
01/01/2014 to 12/31/2014	$16.29834	$18.36260	0
01/01/2015 to 12/31/2015	$18.36260	$16.76294	0
01/01/2016 to 12/31/2016	$16.76294	$19.90583	134
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.93005	$11.35071	67
01/01/2011 to 12/31/2011	$11.35071	$9.78994	78
01/01/2012 to 12/31/2012	$9.78994	$11.67181	27
01/01/2013 to 12/31/2013	$11.67181	$13.76401	36
01/01/2014 to 12/31/2014	$13.76401	$12.88000	32
01/01/2015 to 12/31/2015	$12.88000	$13.15940	17
01/01/2016 to 12/31/2016	$13.15940	$12.54210	18
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92992	$10.88554	0
01/01/2011 to 12/31/2011	$10.88554	$9.42915	19
01/01/2012 to 12/31/2012	$9.42915	$10.89693	17
01/01/2013 to 12/31/2013	$10.89693	$12.89459	23
01/01/2014 to 12/31/2014	$12.89459	$11.91591	20
01/01/2015 to 12/31/2015	$11.91591	$11.89918	2,488
01/01/2016 to 12/31/2016	$11.89918	$11.85476	1,620
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00745	$10.68854	0
01/01/2011 to 12/31/2011	$10.68854	$11.90458	28,611
01/01/2012 to 12/31/2012	$11.90458	$12.90005	10,332
01/01/2013 to 12/31/2013	$12.90005	$12.37098	334
01/01/2014 to 12/31/2014	$12.37098	$13.07806	465
01/01/2015 to 12/31/2015	$13.07806	$13.10584	1,807
01/01/2016 to 12/31/2016	$13.10584	$13.52721	1,295

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97745	$10.96260	0
01/01/2011 to 12/31/2011	$10.96260	$10.79671	3,600
01/01/2012 to 12/31/2012	$10.79671	$12.14668	13,042
01/01/2013 to 12/31/2013	$12.14668	$13.99021	11,891
01/01/2014 to 12/31/2014	$13.99021	$14.73934	8,258
01/01/2015 to 12/31/2015	$14.73934	$14.44642	7,492
01/01/2016 to 12/31/2016	$14.44642	$15.05595	7,359
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92257	$10.64573	72
01/01/2011 to 12/31/2011	$10.64573	$9.57987	180
01/01/2012 to 12/31/2012	$9.57987	$11.56766	160
01/01/2013 to 12/31/2013	$11.56766	$13.21771	83
01/01/2014 to 12/31/2014	$13.21771	$12.25880	92
01/01/2015 to 12/31/2015	$12.25880	$11.80300	70
01/01/2016 to 12/31/2016	$11.80300	$11.91693	87
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99922	$10.67601	0
01/01/2011 to 12/31/2011	$10.67601	$10.59935	2,564
01/01/2012 to 12/31/2012	$10.59935	$11.62407	6,892
01/01/2013 to 12/31/2013	$11.62407	$12.78391	7,023
01/01/2014 to 12/31/2014	$12.78391	$13.35245	4,569
01/01/2015 to 12/31/2015	$13.35245	$13.20143	4,483
01/01/2016 to 12/31/2016	$13.20143	$13.57809	4,402
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97207	$10.86643	0
01/01/2011 to 12/31/2011	$10.86643	$10.83453	0
01/01/2012 to 12/31/2012	$10.83453	$12.36128	0
01/01/2013 to 12/31/2013	$12.36128	$16.71205	0
01/01/2014 to 12/31/2014	$16.71205	$18.12655	0
01/01/2015 to 12/31/2015	$18.12655	$19.86375	1,155
01/01/2016 to 12/31/2016	$19.86375	$19.38719	718
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99332	$11.40000	0
01/01/2011 to 12/31/2011	$11.40000	$11.18871	254
01/01/2012 to 12/31/2012	$11.18871	$12.44170	492
01/01/2013 to 12/31/2013	$12.44170	$16.83537	387
01/01/2014 to 12/31/2014	$16.83537	$18.44137	358
01/01/2015 to 12/31/2015	$18.44137	$20.10594	290
01/01/2016 to 12/31/2016	$20.10594	$21.02582	1,689
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98939	$10.91189	0
01/01/2011 to 12/31/2011	$10.91189	$11.90760	134
01/01/2012 to 12/31/2012	$11.90760	$12.49382	398
01/01/2013 to 12/31/2013	$12.49382	$12.12758	3,877
01/01/2014 to 12/31/2014	$12.12758	$12.77985	3,789
01/01/2015 to 12/31/2015	$12.77985	$12.58457	4,046
01/01/2016 to 12/31/2016	$12.58457	$12.78950	6,663
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98835	$10.98591	0
01/01/2011 to 12/31/2011	$10.98591	$10.54081	6
01/01/2012 to 12/31/2012	$10.54081	$12.85009	258
01/01/2013 to 12/31/2013	$12.85009	$16.24526	243
01/01/2014 to 12/31/2014	$16.24526	$16.67519	0
01/01/2015 to 12/31/2015	$16.67519	$16.27483	0
01/01/2016 to 12/31/2016	$16.27483	$17.26704	1,591

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99922	$10.96124	0
01/01/2011 to 12/31/2011	$10.96124	$10.79266	0
01/01/2012 to 12/31/2012	$10.79266	$12.51634	0
01/01/2013 to 12/31/2013	$12.51634	$16.94807	0
01/01/2014 to 12/31/2014	$16.94807	$18.24918	0
01/01/2015 to 12/31/2015	$18.24918	$19.38248	0
01/01/2016 to 12/31/2016	$19.38248	$19.56559	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99922	$10.22367	0
01/01/2013 to 12/31/2013	$10.22367	$13.62064	0
01/01/2014 to 12/31/2014	$13.62064	$14.86977	0
01/01/2015 to 12/31/2015	$14.86977	$14.62203	0
01/01/2016 to 12/31/2016	$14.62203	$16.43074	1,454
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02913	$10.08311	0
01/01/2012 to 12/31/2012	$10.08311	$10.47395	239
01/01/2013 to 12/31/2013	$10.47395	$10.08067	326
01/01/2014 to 12/31/2014	$10.08067	$10.49937	337
01/01/2015 to 10/16/2015	$10.49937	$10.53012	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95951	$12.02297	64
01/01/2011 to 12/31/2011	$12.02297	$12.10967	58
01/01/2012 to 12/31/2012	$12.10967	$13.47989	265
01/01/2013 to 12/31/2013	$13.47989	$17.70592	1,512
01/01/2014 to 12/31/2014	$17.70592	$18.93011	1,303
01/01/2015 to 10/16/2015	$18.93011	$19.52109	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97364	$11.52242	0
01/01/2011 to 04/29/2011	$11.52242	$12.95407	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99177	$11.32772	68
01/01/2011 to 12/31/2011	$11.32772	$10.94158	122
01/01/2012 to 12/31/2012	$10.94158	$12.69388	360
01/01/2013 to 12/31/2013	$12.69388	$17.85506	283
01/01/2014 to 12/31/2014	$17.85506	$20.20571	56
01/01/2015 to 12/31/2015	$20.20571	$18.88565	817
01/01/2016 to 12/31/2016	$18.88565	$22.11655	2,429
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99922	$10.37340	26,600
01/01/2013 to 12/31/2013	$10.37340	$12.21824	1,502
01/01/2014 to 12/31/2014	$12.21824	$12.72406	486
01/01/2015 to 12/31/2015	$12.72406	$12.44667	459
01/01/2016 to 12/31/2016	$12.44667	$12.86150	466
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93969	$11.77208	65
01/01/2011 to 12/31/2011	$11.77208	$9.29661	6,161
01/01/2012 to 12/31/2012	$9.29661	$10.85922	743
01/01/2013 to 12/31/2013	$10.85922	$10.78002	445
01/01/2014 to 12/31/2014	$10.78002	$10.17760	77
01/01/2015 to 12/31/2015	$10.17760	$8.39475	51
01/01/2016 to 12/31/2016	$8.39475	$9.34300	1,878

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99018	$10.68492	0
01/01/2011 to 12/31/2011	$10.68492	$10.68888	2,056
01/01/2012 to 12/31/2012	$10.68888	$11.68568	1,853
01/01/2013 to 12/31/2013	$11.68568	$12.64095	1,834
01/01/2014 to 12/31/2014	$12.64095	$13.24399	1,812
01/01/2015 to 12/31/2015	$13.24399	$13.13701	1,787
01/01/2016 to 12/31/2016	$13.13701	$13.73137	486
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01914	$10.08301	0
01/01/2012 to 12/31/2012	$10.08301	$10.69725	0
01/01/2013 to 12/31/2013	$10.69725	$10.35052	452
01/01/2014 to 12/31/2014	$10.35052	$10.87361	447
01/01/2015 to 12/31/2015	$10.87361	$10.74143	281
01/01/2016 to 12/31/2016	$10.74143	$11.08738	502
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96421	$11.60405	9,331
01/01/2011 to 12/31/2011	$11.60405	$10.77963	15,388
01/01/2012 to 12/31/2012	$10.77963	$12.05674	20,447
01/01/2013 to 12/31/2013	$12.05674	$13.97549	22,862
01/01/2014 to 12/31/2014	$13.97549	$15.11581	22,192
01/01/2015 to 12/31/2015	$15.11581	$14.88049	28,328
01/01/2016 to 12/31/2016	$14.88049	$16.22714	11,042
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99922	$10.98145	0
01/01/2011 to 12/31/2011	$10.98145	$11.25331	236
01/01/2012 to 12/31/2012	$11.25331	$13.24229	594
01/01/2013 to 12/31/2013	$13.24229	$17.36985	517
01/01/2014 to 12/31/2014	$17.36985	$20.16636	456
01/01/2015 to 12/31/2015	$20.16636	$20.58984	423
01/01/2016 to 12/31/2016	$20.58984	$23.42231	403
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99922	$8.94244	0
01/01/2012 to 12/31/2012	$8.94244	$10.02297	0
01/01/2013 to 12/31/2013	$10.02297	$12.15125	0
01/01/2014 to 12/31/2014	$12.15125	$12.81817	0
01/01/2015 to 12/31/2015	$12.81817	$12.71554	0
01/01/2016 to 12/31/2016	$12.71554	$13.39124	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98827	$10.87514	0
01/01/2011 to 12/31/2011	$10.87514	$10.57625	6,308
01/01/2012 to 12/31/2012	$10.57625	$11.55281	7,602
01/01/2013 to 12/31/2013	$11.55281	$12.86651	7,557
01/01/2014 to 12/31/2014	$12.86651	$13.39927	2,478
01/01/2015 to 12/31/2015	$13.39927	$13.24998	2,414
01/01/2016 to 12/31/2016	$13.24998	$13.75620	3,062
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97847	$11.06420	0
01/01/2011 to 12/31/2011	$11.06420	$10.69735	4,831
01/01/2012 to 12/31/2012	$10.69735	$12.28062	3,549
01/01/2013 to 12/31/2013	$12.28062	$14.36072	6,468
01/01/2014 to 12/31/2014	$14.36072	$14.99706	6,583
01/01/2015 to 12/31/2015	$14.99706	$14.77404	15,688
01/01/2016 to 12/31/2016	$14.77404	$15.63166	16,323

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98310	$10.85415	0
01/01/2011 to 12/31/2011	$10.85415	$10.38766	11,588
01/01/2012 to 12/31/2012	$10.38766	$11.43490	12,712
01/01/2013 to 12/31/2013	$11.43490	$12.95717	9,759
01/01/2014 to 12/31/2014	$12.95717	$13.22369	9,622
01/01/2015 to 10/16/2015	$13.22369	$12.93438	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97255	$12.25855	0
01/01/2011 to 12/31/2011	$12.25855	$10.55014	0
01/01/2012 to 12/31/2012	$10.55014	$12.54747	0
01/01/2013 to 12/31/2013	$12.54747	$17.50038	0
01/01/2014 to 12/31/2014	$17.50038	$18.19058	0
01/01/2015 to 12/31/2015	$18.19058	$18.25829	0
01/01/2016 to 12/31/2016	$18.25829	$19.47747	0
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96160	$12.72234	61
01/01/2011 to 12/31/2011	$12.72234	$12.47822	61
01/01/2012 to 12/31/2012	$12.47822	$13.86461	264
01/01/2013 to 12/31/2013	$13.86461	$18.56328	246
01/01/2014 to 12/31/2014	$18.56328	$19.08923	28
01/01/2015 to 12/31/2015	$19.08923	$19.05653	14
01/01/2016 to 12/31/2016	$19.05653	$21.15534	968
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96503	$11.56244	67
01/01/2011 to 12/31/2011	$11.56244	$10.76829	49
01/01/2012 to 12/31/2012	$10.76829	$12.60295	1,649
01/01/2013 to 12/31/2013	$12.60295	$17.15207	1,656
01/01/2014 to 12/31/2014	$17.15207	$17.88423	0
01/01/2015 to 12/31/2015	$17.88423	$16.95084	440
01/01/2016 to 12/31/2016	$16.95084	$21.69334	1,327
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99291	$10.78182	0
01/01/2011 to 12/31/2011	$10.78182	$10.89135	7,656
01/01/2012 to 12/31/2012	$10.89135	$12.24386	50,123
01/01/2013 to 12/31/2013	$12.24386	$14.16901	20,506
01/01/2014 to 12/31/2014	$14.16901	$14.85964	10,501
01/01/2015 to 12/31/2015	$14.85964	$14.72474	4,479
01/01/2016 to 12/31/2016	$14.72474	$15.68538	4,393
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98656	$10.62593	0
01/01/2011 to 12/31/2011	$10.62593	$10.35260	0
01/01/2012 to 12/31/2012	$10.35260	$12.02310	0
01/01/2013 to 12/31/2013	$12.02310	$15.44402	0
01/01/2014 to 12/31/2014	$15.44402	$16.43967	0
01/01/2015 to 10/16/2015	$16.43967	$15.32732	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97179	$11.22971	134
01/01/2011 to 12/31/2011	$11.22971	$10.93449	160
01/01/2012 to 12/31/2012	$10.93449	$12.73485	82
01/01/2013 to 12/31/2013	$12.73485	$18.16723	1,067
01/01/2014 to 12/31/2014	$18.16723	$19.49648	1,011
01/01/2015 to 12/31/2015	$19.49648	$21.16204	1,541
01/01/2016 to 12/31/2016	$21.16204	$21.52697	2,388

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.86047	$11.57217	136
01/01/2011 to 12/31/2011	$11.57217	$9.75240	6,267
01/01/2012 to 12/31/2012	$9.75240	$10.00908	2,493
01/01/2013 to 12/31/2013	$10.00908	$11.43884	2,680
01/01/2014 to 12/31/2014	$11.43884	$10.38288	719
01/01/2015 to 12/31/2015	$10.38288	$8.30430	648
01/01/2016 to 12/31/2016	$8.30430	$10.25025	663
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98090	$10.39720	0
01/01/2011 to 12/31/2011	$10.39720	$10.72321	0
01/01/2012 to 12/31/2012	$10.72321	$11.17634	0
01/01/2013 to 12/31/2013	$11.17634	$10.65461	1,966
01/01/2014 to 12/31/2014	$10.65461	$10.61214	2,002
01/01/2015 to 12/31/2015	$10.61214	$10.02590	2,114
01/01/2016 to 12/31/2016	$10.02590	$10.36360	2,152
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98682	$10.75705	0
01/01/2011 to 12/31/2011	$10.75705	$10.60256	6
01/01/2012 to 12/31/2012	$10.60256	$11.90926	1,710
01/01/2013 to 12/31/2013	$11.90926	$15.88105	2,938
01/01/2014 to 12/31/2014	$15.88105	$15.97538	1,112
01/01/2015 to 12/31/2015	$15.97538	$14.86418	1,110
01/01/2016 to 12/31/2016	$14.86418	$15.62552	1,180
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98948	$11.59726	0
01/01/2011 to 12/31/2011	$11.59726	$11.09078	22
01/01/2012 to 12/31/2012	$11.09078	$13.00783	29
01/01/2013 to 12/31/2013	$13.00783	$17.06073	35
01/01/2014 to 12/31/2014	$17.06073	$19.42830	27
01/01/2015 to 12/31/2015	$19.42830	$17.97202	14
01/01/2016 to 12/31/2016	$17.97202	$20.29286	15
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99922	$8.87961	5,106
01/01/2012 to 12/31/2012	$8.87961	$9.76335	8,905
01/01/2013 to 12/31/2013	$9.76335	$11.65334	20,856
01/01/2014 to 12/31/2014	$11.65334	$12.17800	9,868
01/01/2015 to 12/31/2015	$12.17800	$11.98603	7,965
01/01/2016 to 12/31/2016	$11.98603	$12.64698	8,749
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99922	$10.48711	0
01/01/2011 to 12/31/2011	$10.48711	$11.01329	551
01/01/2012 to 12/31/2012	$11.01329	$11.76522	15,282
01/01/2013 to 12/31/2013	$11.76522	$11.47952	16,054
01/01/2014 to 12/31/2014	$11.47952	$12.18882	15,667
01/01/2015 to 12/31/2015	$12.18882	$12.22233	17,883
01/01/2016 to 12/31/2016	$12.22233	$12.72983	17,958
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97174	$10.72921	985
01/01/2011 to 12/31/2011	$10.72921	$10.44984	5,689
01/01/2012 to 09/21/2012	$10.44984	$11.76773	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
03/15/2010 to 12/31/2010	$10.03911	$11.09220	0
01/01/2011 to 12/31/2011	$11.09220	$11.75014	0
01/01/2012 to 12/31/2012	$11.75014	$12.90217	0
01/01/2013 to 12/31/2013	$12.90217	$16.41563	0
01/01/2014 to 12/31/2014	$16.41563	$17.92261	0
01/01/2015 to 12/31/2015	$17.92261	$18.49135	0
01/01/2016 to 12/31/2016	$18.49135	$18.96504	0
ProFund VP Consumer Services
03/15/2010 to 12/31/2010	$10.02765	$11.29226	0
01/01/2011 to 12/31/2011	$11.29226	$11.80028	0
01/01/2012 to 12/31/2012	$11.80028	$14.27105	0
01/01/2013 to 12/31/2013	$14.27105	$19.77123	0
01/01/2014 to 12/31/2014	$19.77123	$22.02360	0
01/01/2015 to 12/31/2015	$22.02360	$22.83731	0
01/01/2016 to 12/31/2016	$22.83731	$23.56766	0
ProFund VP Financials
03/15/2010 to 12/31/2010	$9.98645	$10.25769	0
01/01/2011 to 12/31/2011	$10.25769	$8.75509	0
01/01/2012 to 12/31/2012	$8.75509	$10.81640	5,400
01/01/2013 to 12/31/2013	$10.81640	$14.15029	221
01/01/2014 to 12/31/2014	$14.15029	$15.82633	0
01/01/2015 to 12/31/2015	$15.82633	$15.44179	0
01/01/2016 to 12/31/2016	$15.44179	$17.63867	0
ProFund VP Health Care
03/15/2010 to 12/31/2010	$10.04815	$9.91024	0
01/01/2011 to 12/31/2011	$9.91024	$10.80885	0
01/01/2012 to 12/31/2012	$10.80885	$12.56930	4,489
01/01/2013 to 12/31/2013	$12.56930	$17.39964	392
01/01/2014 to 12/31/2014	$17.39964	$21.31867	181
01/01/2015 to 12/31/2015	$21.31867	$22.17685	108
01/01/2016 to 12/31/2016	$22.17685	$21.07641	139
ProFund VP Industrials
03/15/2010 to 12/31/2010	$10.00879	$11.46852	0
01/01/2011 to 12/31/2011	$11.46852	$11.15696	0
01/01/2012 to 12/31/2012	$11.15696	$12.79671	0
01/01/2013 to 12/31/2013	$12.79671	$17.51568	0
01/01/2014 to 12/31/2014	$17.51568	$18.31698	0
01/01/2015 to 12/31/2015	$18.31698	$17.52239	0
01/01/2016 to 12/31/2016	$17.52239	$20.40172	0
ProFund VP Large-Cap Growth
03/15/2010 to 12/31/2010	$9.98905	$11.00170	0
01/01/2011 to 12/31/2011	$11.00170	$11.23841	0
01/01/2012 to 12/31/2012	$11.23841	$12.54721	0
01/01/2013 to 12/31/2013	$12.54721	$16.23921	0
01/01/2014 to 12/31/2014	$16.23921	$18.16427	0
01/01/2015 to 12/31/2015	$18.16427	$18.66768	0
01/01/2016 to 12/31/2016	$18.66768	$19.41805	0
ProFund VP Large-Cap Value
03/15/2010 to 12/31/2010	$10.01498	$10.72908	0
01/01/2011 to 12/31/2011	$10.72908	$10.49133	0
01/01/2012 to 12/31/2012	$10.49133	$11.99405	0
01/01/2013 to 12/31/2013	$11.99405	$15.43140	0
01/01/2014 to 12/31/2014	$15.43140	$16.88586	0
01/01/2015 to 12/31/2015	$16.88586	$15.93346	0
01/01/2016 to 12/31/2016	$15.93346	$18.21789	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Mid-Cap Growth
03/15/2010 to 12/31/2010	$9.97494	$11.77124	4,173
01/01/2011 to 12/31/2011	$11.77124	$11.32219	0
01/01/2012 to 12/31/2012	$11.32219	$12.93942	0
01/01/2013 to 12/31/2013	$12.93942	$16.72872	0
01/01/2014 to 12/31/2014	$16.72872	$17.54608	0
01/01/2015 to 12/31/2015	$17.54608	$17.42870	0
01/01/2016 to 12/31/2016	$17.42870	$19.48626	0
ProFund VP Mid-Cap Value
03/15/2010 to 12/31/2010	$9.98226	$11.14013	0
01/01/2011 to 12/31/2011	$11.14013	$10.60142	0
01/01/2012 to 12/31/2012	$10.60142	$12.23998	4,815
01/01/2013 to 12/31/2013	$12.23998	$16.02260	190
01/01/2014 to 12/31/2014	$16.02260	$17.48687	0
01/01/2015 to 12/31/2015	$17.48687	$15.89622	0
01/01/2016 to 12/31/2016	$15.89622	$19.57809	0
ProFund VP Real Estate
03/15/2010 to 12/31/2010	$9.96830	$11.60561	0
01/01/2011 to 12/31/2011	$11.60561	$12.04148	0
01/01/2012 to 12/31/2012	$12.04148	$13.97494	0
01/01/2013 to 12/31/2013	$13.97494	$13.85499	0
01/01/2014 to 12/31/2014	$13.85499	$17.15655	0
01/01/2015 to 12/31/2015	$17.15655	$17.04867	0
01/01/2016 to 12/31/2016	$17.04867	$17.85365	0
ProFund VP Small-Cap Growth
03/15/2010 to 12/31/2010	$9.97448	$11.73558	4,179
01/01/2011 to 12/31/2011	$11.73558	$11.77313	0
01/01/2012 to 12/31/2012	$11.77313	$13.11674	0
01/01/2013 to 12/31/2013	$13.11674	$18.24427	615
01/01/2014 to 12/31/2014	$18.24427	$18.46364	642
01/01/2015 to 12/31/2015	$18.46364	$18.50268	564
01/01/2016 to 12/31/2016	$18.50268	$22.03562	549
ProFund VP Small-Cap Value
03/15/2010 to 12/31/2010	$9.98013	$11.09991	0
01/01/2011 to 12/31/2011	$11.09991	$10.54364	0
01/01/2012 to 12/31/2012	$10.54364	$12.13062	0
01/01/2013 to 12/31/2013	$12.13062	$16.54219	0
01/01/2014 to 12/31/2014	$16.54219	$17.33772	0
01/01/2015 to 12/31/2015	$17.33772	$15.75143	0
01/01/2016 to 12/31/2016	$15.75143	$20.09181	0
ProFund VP Telecommunications
03/15/2010 to 12/31/2010	$10.04668	$12.22471	0
01/01/2011 to 12/31/2011	$12.22471	$12.33495	0
01/01/2012 to 12/31/2012	$12.33495	$14.23556	0
01/01/2013 to 12/31/2013	$14.23556	$15.80210	0
01/01/2014 to 12/31/2014	$15.80210	$15.74058	0
01/01/2015 to 12/31/2015	$15.74058	$15.82820	0
01/01/2016 to 12/31/2016	$15.82820	$19.07350	0
ProFund VP Utilities
03/15/2010 to 12/31/2010	$10.03482	$10.82947	0
01/01/2011 to 12/31/2011	$10.82947	$12.60486	0
01/01/2012 to 12/31/2012	$12.60486	$12.50252	0
01/01/2013 to 12/31/2013	$12.50252	$14.03242	0
01/01/2014 to 12/31/2014	$14.03242	$17.49679	0
01/01/2015 to 12/31/2015	$17.49679	$16.22098	0
01/01/2016 to 12/31/2016	$16.22098	$18.48946	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT ADVISOR SERIES

Pruco Life Insurance Company

Statement of Additional Information

ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (1.15%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96834	$10.86547	0
01/01/2011 to 12/31/2011	$10.86547	$10.45509	7,363
01/01/2012 to 12/31/2012	$10.45509	$11.63358	5,641
01/01/2013 to 12/31/2013	$11.63358	$12.64675	4,081
01/01/2014 to 12/31/2014	$12.64675	$12.97860	4,230
01/01/2015 to 12/31/2015	$12.97860	$12.41638	2,859
01/01/2016 to 12/31/2016	$12.41638	$13.05154	4,402
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97903	$10.97193	4,646
01/01/2011 to 12/31/2011	$10.97193	$10.85807	5,430
01/01/2012 to 12/31/2012	$10.85807	$12.19804	6,083
01/01/2013 to 12/31/2013	$12.19804	$14.05416	6,228
01/01/2014 to 12/31/2014	$14.05416	$14.74114	4,173
01/01/2015 to 12/31/2015	$14.74114	$14.68861	1,776
01/01/2016 to 12/31/2016	$14.68861	$15.55191	2,365
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00756	$10.86624	0
01/01/2011 to 12/31/2011	$10.86624	$11.12490	0
01/01/2012 to 05/04/2012	$11.12490	$12.10891	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98930	$10.82352	0
01/01/2011 to 12/31/2011	$10.82352	$10.56923	639
01/01/2012 to 12/31/2012	$10.56923	$11.75098	1,067
01/01/2013 to 12/31/2013	$11.75098	$13.66570	0
01/01/2014 to 12/31/2014	$13.66570	$14.38957	0
01/01/2015 to 12/31/2015	$14.38957	$14.29179	0
01/01/2016 to 12/31/2016	$14.29179	$15.01746	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99905	$9.19828	150
01/01/2012 to 12/31/2012	$9.19828	$10.17405	269
01/01/2013 to 12/31/2013	$10.17405	$11.14856	0
01/01/2014 to 12/31/2014	$11.14856	$11.55977	0
01/01/2015 to 12/31/2015	$11.55977	$11.08404	0
01/01/2016 to 12/31/2016	$11.08404	$11.71944	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99905	$10.53657	0
01/01/2014 to 12/31/2014	$10.53657	$10.78809	0
01/01/2015 to 12/31/2015	$10.78809	$10.69309	0
01/01/2016 to 12/31/2016	$10.69309	$11.24125	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00847	$10.14796	1,831
01/01/2011 to 12/31/2011	$10.14796	$10.25692	1,311
01/01/2012 to 12/31/2012	$10.25692	$10.61502	908
01/01/2013 to 12/31/2013	$10.61502	$10.26460	818
01/01/2014 to 12/31/2014	$10.26460	$10.13669	517
01/01/2015 to 12/31/2015	$10.13669	$10.06888	328
01/01/2016 to 12/31/2016	$10.06888	$10.11623	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00740	$10.42253	17,608
01/01/2011 to 12/31/2011	$10.42253	$10.63021	21,444
01/01/2012 to 12/31/2012	$10.63021	$11.48752	22,193
01/01/2013 to 12/31/2013	$11.48752	$11.14682	340
01/01/2014 to 12/31/2014	$11.14682	$11.48496	515
01/01/2015 to 12/31/2015	$11.48496	$11.11354	395
01/01/2016 to 12/31/2016	$11.11354	$11.45047	228
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99905	$10.65592	0
01/01/2011 to 12/31/2011	$10.65592	$11.73508	5,059
01/01/2012 to 12/31/2012	$11.73508	$12.19387	5,288
01/01/2013 to 12/31/2013	$12.19387	$11.80555	0
01/01/2014 to 12/31/2014	$11.80555	$11.83633	0
01/01/2015 to 12/31/2015	$11.83633	$11.71945	0
01/01/2016 to 12/31/2016	$11.71945	$11.71943	0
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00775	$10.69906	0
01/01/2011 to 12/31/2011	$10.69906	$12.01232	23,604
01/01/2012 to 12/31/2012	$12.01232	$12.55293	18,650
01/01/2013 to 12/31/2013	$12.55293	$12.01861	1,403
01/01/2014 to 12/31/2014	$12.01861	$12.19666	713
01/01/2015 to 12/31/2015	$12.19666	$12.15405	733
01/01/2016 to 12/31/2016	$12.15405	$12.20777	729
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99905	$10.70199	0
01/01/2011 to 12/31/2011	$10.70199	$12.26866	0
01/01/2012 to 12/31/2012	$12.26866	$12.83811	955
01/01/2013 to 12/31/2013	$12.83811	$12.07735	189
01/01/2014 to 12/31/2014	$12.07735	$12.44761	0
01/01/2015 to 12/31/2015	$12.44761	$12.43626	0
01/01/2016 to 12/31/2016	$12.43626	$12.47131	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00987	$10.73290	0
01/01/2011 to 12/31/2011	$10.73290	$12.59100	0
01/01/2012 to 12/31/2012	$12.59100	$13.23258	0
01/01/2013 to 12/31/2013	$13.23258	$12.22814	400
01/01/2014 to 12/31/2014	$12.22814	$12.83200	527
01/01/2015 to 12/31/2015	$12.83200	$12.87816	299
01/01/2016 to 12/31/2016	$12.87816	$12.97944	276
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00881	$10.83521	0
01/01/2011 to 12/31/2011	$10.83521	$12.88495	45,911
01/01/2012 to 12/31/2012	$12.88495	$13.60200	63,430
01/01/2013 to 12/31/2013	$13.60200	$12.50437	0
01/01/2014 to 12/31/2014	$12.50437	$13.30993	1,070
01/01/2015 to 12/31/2015	$13.30993	$13.39143	1,089
01/01/2016 to 12/31/2016	$13.39143	$13.50690	449
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99905	$12.09978	15,741
01/01/2012 to 12/31/2012	$12.09978	$12.65985	22,238
01/01/2013 to 12/31/2013	$12.65985	$11.29472	5,157
01/01/2014 to 12/31/2014	$11.29472	$12.32246	3,414
01/01/2015 to 12/31/2015	$12.32246	$12.43617	144
01/01/2016 to 12/31/2016	$12.43617	$12.51794	766

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99874	$10.46794	0
01/01/2013 to 12/31/2013	$10.46794	$9.29219	0
01/01/2014 to 12/31/2014	$9.29219	$10.34439	0
01/01/2015 to 12/31/2015	$10.34439	$10.50224	0
01/01/2016 to 12/31/2016	$10.50224	$10.58010	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99937	$8.80746	426
01/01/2014 to 12/31/2014	$8.80746	$9.97651	4,831
01/01/2015 to 12/31/2015	$9.97651	$10.14192	844
01/01/2016 to 12/31/2016	$10.14192	$10.21662	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99937	$11.37768	711
01/01/2015 to 12/31/2015	$11.37768	$11.47154	12,315
01/01/2016 to 12/31/2016	$11.47154	$11.62015	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99937	$10.00362	5,392
01/01/2016 to 12/31/2016	$10.00362	$10.09408	990
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99874	$9.94464	6,866
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97222	$10.63200	0
01/01/2011 to 12/31/2011	$10.63200	$9.89273	0
01/01/2012 to 12/31/2012	$9.89273	$11.07308	0
01/01/2013 to 12/31/2013	$11.07308	$14.38600	0
01/01/2014 to 12/31/2014	$14.38600	$15.68044	0
01/01/2015 to 12/31/2015	$15.68044	$14.76159	0
01/01/2016 to 12/31/2016	$14.76159	$16.59784	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97822	$10.90470	11,572
01/01/2011 to 12/31/2011	$10.90470	$10.51778	6,902
01/01/2012 to 12/31/2012	$10.51778	$11.82348	6,133
01/01/2013 to 12/31/2013	$11.82348	$14.33822	6,695
01/01/2014 to 12/31/2014	$14.33822	$15.16482	5,756
01/01/2015 to 12/31/2015	$15.16482	$15.07045	3,603
01/01/2016 to 12/31/2016	$15.07045	$15.91588	4,963
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99905	$11.71377	0
01/01/2014 to 12/31/2014	$11.71377	$13.15494	0
01/01/2015 to 12/31/2015	$13.15494	$12.53932	0
01/01/2016 to 12/31/2016	$12.53932	$14.24157	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.96044	$11.86367	0
01/01/2011 to 12/31/2011	$11.86367	$12.50029	0
01/01/2012 to 12/31/2012	$12.50029	$14.25289	0
01/01/2013 to 12/31/2013	$14.25289	$14.53052	0
01/01/2014 to 12/31/2014	$14.53052	$18.80354	0
01/01/2015 to 12/31/2015	$18.80354	$19.48764	0
01/01/2016 to 12/31/2016	$19.48764	$20.19153	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99905	$9.72293	0
01/01/2014 to 12/31/2014	$9.72293	$10.10145	0
01/01/2015 to 12/31/2015	$10.10145	$9.97559	0
01/01/2016 to 12/31/2016	$9.97559	$10.31160	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99905	$10.95335	0
01/01/2011 to 12/31/2011	$10.95335	$10.55983	0
01/01/2012 to 12/31/2012	$10.55983	$11.86172	0
01/01/2013 to 12/31/2013	$11.86172	$13.97945	0
01/01/2014 to 12/31/2014	$13.97945	$14.60902	0
01/01/2015 to 10/16/2015	$14.60902	$14.63157	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97653	$11.08768	0
01/01/2011 to 12/31/2011	$11.08768	$10.79540	5,444
01/01/2012 to 12/31/2012	$10.79540	$11.80614	5,869
01/01/2013 to 12/31/2013	$11.80614	$13.39299	5,872
01/01/2014 to 12/31/2014	$13.39299	$13.65617	5,911
01/01/2015 to 12/31/2015	$13.65617	$13.63288	3,671
01/01/2016 to 12/31/2016	$13.63288	$14.04952	5,558
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99905	$10.78515	1,115
01/01/2013 to 12/31/2013	$10.78515	$13.26998	541
01/01/2014 to 12/31/2014	$13.26998	$13.53420	378
01/01/2015 to 10/16/2015	$13.53420	$13.02050	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99905	$10.85405	0
01/01/2014 to 12/31/2014	$10.85405	$11.00379	0
01/01/2015 to 10/16/2015	$11.00379	$10.54553	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97072	$11.62154	0
01/01/2011 to 12/31/2011	$11.62154	$10.90914	0
01/01/2012 to 12/31/2012	$10.90914	$13.67401	0
01/01/2013 to 12/31/2013	$13.67401	$14.10446	0
01/01/2014 to 12/31/2014	$14.10446	$15.88345	0
01/01/2015 to 12/31/2015	$15.88345	$15.68672	0
01/01/2016 to 12/31/2016	$15.68672	$15.64547	0
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01905	$10.85217	0
01/01/2011 to 12/31/2011	$10.85217	$10.30290	0
01/01/2012 to 12/31/2012	$10.30290	$12.19727	0
01/01/2013 to 12/31/2013	$12.19727	$15.64272	0
01/01/2014 to 02/07/2014	$15.64272	$15.39700	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99230	$10.83646	0
01/01/2011 to 12/31/2011	$10.83646	$10.12086	560
01/01/2012 to 12/31/2012	$10.12086	$11.97195	400
01/01/2013 to 12/31/2013	$11.97195	$15.80381	79
01/01/2014 to 12/31/2014	$15.80381	$17.67363	303
01/01/2015 to 12/31/2015	$17.67363	$16.66310	235
01/01/2016 to 12/31/2016	$16.66310	$18.37301	108
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.02037	$11.49164	12,984
01/01/2011 to 12/31/2011	$11.49164	$11.02149	258
01/01/2012 to 12/31/2012	$11.02149	$13.03150	219
01/01/2013 to 12/31/2013	$13.03150	$17.02843	0
01/01/2014 to 12/31/2014	$17.02843	$18.77293	0
01/01/2015 to 12/31/2015	$18.77293	$17.50206	996
01/01/2016 to 12/31/2016	$17.50206	$17.58565	1,164

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98879	$10.77274	0
01/01/2011 to 12/31/2011	$10.77274	$10.59499	0
01/01/2012 to 12/31/2012	$10.59499	$11.53394	0
01/01/2013 to 12/31/2013	$11.53394	$12.52103	0
01/01/2014 to 12/31/2014	$12.52103	$12.87720	0
01/01/2015 to 12/31/2015	$12.87720	$12.61335	0
01/01/2016 to 12/31/2016	$12.61335	$13.12385	0
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96568	$11.56719	796
01/01/2011 to 12/31/2011	$11.56719	$11.58326	244
01/01/2012 to 12/31/2012	$11.58326	$13.24636	216
01/01/2013 to 12/31/2013	$13.24636	$18.17619	322
01/01/2014 to 12/31/2014	$18.17619	$19.26046	285
01/01/2015 to 12/31/2015	$19.26046	$17.99286	441
01/01/2016 to 12/31/2016	$17.99286	$22.11062	660
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99905	$9.90886	1
01/01/2011 to 12/31/2011	$9.90886	$9.79661	47,026
01/01/2012 to 12/31/2012	$9.79661	$9.68464	0
01/01/2013 to 12/31/2013	$9.68464	$9.57324	0
01/01/2014 to 12/31/2014	$9.57324	$9.46347	0
01/01/2015 to 12/31/2015	$9.46347	$9.35428	0
01/01/2016 to 12/31/2016	$9.35428	$9.24744	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98502	$10.83462	0
01/01/2011 to 12/31/2011	$10.83462	$11.04995	0
01/01/2012 to 12/31/2012	$11.04995	$12.43827	0
01/01/2013 to 12/31/2013	$12.43827	$13.17810	0
01/01/2014 to 12/31/2014	$13.17810	$13.35966	0
01/01/2015 to 12/31/2015	$13.35966	$12.73546	0
01/01/2016 to 12/31/2016	$12.73546	$14.52748	0
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99104	$10.68988	0
01/01/2011 to 12/31/2011	$10.68988	$10.12500	0
01/01/2012 to 12/31/2012	$10.12500	$11.69859	0
01/01/2013 to 12/31/2013	$11.69859	$16.17359	0
01/01/2014 to 12/31/2014	$16.17359	$18.18534	0
01/01/2015 to 12/31/2015	$18.18534	$16.56766	0
01/01/2016 to 12/31/2016	$16.56766	$19.63438	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92988	$11.33225	0
01/01/2011 to 12/31/2011	$11.33225	$9.75440	0
01/01/2012 to 12/31/2012	$9.75440	$11.60597	0
01/01/2013 to 12/31/2013	$11.60597	$13.65878	0
01/01/2014 to 12/31/2014	$13.65878	$12.75575	0
01/01/2015 to 12/31/2015	$12.75575	$13.00602	0
01/01/2016 to 12/31/2016	$13.00602	$12.37104	0
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92975	$10.86787	0
01/01/2011 to 12/31/2011	$10.86787	$9.39482	0
01/01/2012 to 12/31/2012	$9.39482	$10.83551	0
01/01/2013 to 12/31/2013	$10.83551	$12.79601	0
01/01/2014 to 12/31/2014	$12.79601	$11.80102	0
01/01/2015 to 12/31/2015	$11.80102	$11.76065	0
01/01/2016 to 12/31/2016	$11.76065	$11.69314	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00728	$10.67110	0
01/01/2011 to 12/31/2011	$10.67110	$11.86115	0
01/01/2012 to 12/31/2012	$11.86115	$12.82693	0
01/01/2013 to 12/31/2013	$12.82693	$12.27587	0
01/01/2014 to 12/31/2014	$12.27587	$12.95131	0
01/01/2015 to 12/31/2015	$12.95131	$12.95269	0
01/01/2016 to 12/31/2016	$12.95269	$13.34231	0
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97729	$10.94477	0
01/01/2011 to 12/31/2011	$10.94477	$10.75741	1,761
01/01/2012 to 12/31/2012	$10.75741	$12.07803	0
01/01/2013 to 12/31/2013	$12.07803	$13.88302	0
01/01/2014 to 12/31/2014	$13.88302	$14.59675	0
01/01/2015 to 12/31/2015	$14.59675	$14.27774	0
01/01/2016 to 12/31/2016	$14.27774	$14.85018	0
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92240	$10.62837	0
01/01/2011 to 12/31/2011	$10.62837	$9.54499	0
01/01/2012 to 12/31/2012	$9.54499	$11.50233	0
01/01/2013 to 12/31/2013	$11.50233	$13.11657	0
01/01/2014 to 12/31/2014	$13.11657	$12.14040	0
01/01/2015 to 12/31/2015	$12.14040	$11.66540	0
01/01/2016 to 12/31/2016	$11.66540	$11.75426	0
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99905	$10.65870	0
01/01/2011 to 12/31/2011	$10.65870	$10.56079	443
01/01/2012 to 12/31/2012	$10.56079	$11.55833	0
01/01/2013 to 12/31/2013	$11.55833	$12.68592	0
01/01/2014 to 12/31/2014	$12.68592	$13.22330	0
01/01/2015 to 12/31/2015	$13.22330	$13.04736	0
01/01/2016 to 12/31/2016	$13.04736	$13.39256	0
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97190	$10.84877	0
01/01/2011 to 12/31/2011	$10.84877	$10.79513	0
01/01/2012 to 12/31/2012	$10.79513	$12.29149	0
01/01/2013 to 12/31/2013	$12.29149	$16.58412	0
01/01/2014 to 12/31/2014	$16.58412	$17.95140	0
01/01/2015 to 12/31/2015	$17.95140	$19.63205	0
01/01/2016 to 12/31/2016	$19.63205	$19.12250	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99315	$11.38144	0
01/01/2011 to 12/31/2011	$11.38144	$11.14802	502
01/01/2012 to 12/31/2012	$11.14802	$12.37144	386
01/01/2013 to 12/31/2013	$12.37144	$16.70650	75
01/01/2014 to 12/31/2014	$16.70650	$18.26324	292
01/01/2015 to 12/31/2015	$18.26324	$19.87150	197
01/01/2016 to 12/31/2016	$19.87150	$20.73868	95
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98923	$10.89415	0
01/01/2011 to 12/31/2011	$10.89415	$11.86428	0
01/01/2012 to 12/31/2012	$11.86428	$12.42323	0
01/01/2013 to 12/31/2013	$12.42323	$12.03486	0
01/01/2014 to 12/31/2014	$12.03486	$12.65641	0
01/01/2015 to 12/31/2015	$12.65641	$12.43789	0
01/01/2016 to 12/31/2016	$12.43789	$12.61503	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98818	$10.96792	0
01/01/2011 to 12/31/2011	$10.96792	$10.50239	0
01/01/2012 to 12/31/2012	$10.50239	$12.77725	0
01/01/2013 to 12/31/2013	$12.77725	$16.12054	1,708
01/01/2014 to 12/31/2014	$16.12054	$16.51372	1,290
01/01/2015 to 12/31/2015	$16.51372	$16.08468	1,036
01/01/2016 to 12/31/2016	$16.08468	$17.03087	1,178
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99905	$10.94338	6,776
01/01/2011 to 12/31/2011	$10.94338	$10.75347	0
01/01/2012 to 12/31/2012	$10.75347	$12.44574	0
01/01/2013 to 12/31/2013	$12.44574	$16.81836	0
01/01/2014 to 12/31/2014	$16.81836	$18.07297	0
01/01/2015 to 12/31/2015	$18.07297	$19.15653	0
01/01/2016 to 12/31/2016	$19.15653	$19.29858	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99905	$10.21609	0
01/01/2013 to 12/31/2013	$10.21609	$13.58304	0
01/01/2014 to 12/31/2014	$13.58304	$14.79866	0
01/01/2015 to 12/31/2015	$14.79866	$14.52268	0
01/01/2016 to 12/31/2016	$14.52268	$16.28626	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02896	$10.07956	0
01/01/2012 to 12/31/2012	$10.07956	$10.44909	0
01/01/2013 to 12/31/2013	$10.44909	$10.03630	0
01/01/2014 to 12/31/2014	$10.03630	$10.43187	0
01/01/2015 to 10/16/2015	$10.43187	$10.44566	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95934	$12.00340	0
01/01/2011 to 12/31/2011	$12.00340	$12.06564	431
01/01/2012 to 12/31/2012	$12.06564	$13.40371	338
01/01/2013 to 12/31/2013	$13.40371	$17.57028	1,339
01/01/2014 to 12/31/2014	$17.57028	$18.74716	1,222
01/01/2015 to 10/16/2015	$18.74716	$19.30157	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97347	$11.50364	0
01/01/2011 to 04/29/2011	$11.50364	$12.92451	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99160	$11.30935	0
01/01/2011 to 12/31/2011	$11.30935	$10.90166	488
01/01/2012 to 12/31/2012	$10.90166	$12.62201	360
01/01/2013 to 12/31/2013	$12.62201	$17.71809	67
01/01/2014 to 12/31/2014	$17.71809	$20.01022	256
01/01/2015 to 12/31/2015	$20.01022	$18.66512	198
01/01/2016 to 12/31/2016	$18.66512	$21.81434	86
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99905	$10.35923	0
01/01/2013 to 12/31/2013	$10.35923	$12.17693	0
01/01/2014 to 12/31/2014	$12.17693	$12.65540	0
01/01/2015 to 12/31/2015	$12.65540	$12.35457	0
01/01/2016 to 12/31/2016	$12.35457	$12.74052	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93953	$11.75282	1,606
01/01/2011 to 12/31/2011	$11.75282	$9.26276	1,089
01/01/2012 to 12/31/2012	$9.26276	$10.79774	922
01/01/2013 to 12/31/2013	$10.79774	$10.69737	63
01/01/2014 to 12/31/2014	$10.69737	$10.07921	285
01/01/2015 to 12/31/2015	$10.07921	$8.29684	264
01/01/2016 to 12/31/2016	$8.29684	$9.21547	120
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99002	$10.66767	71,152
01/01/2011 to 12/31/2011	$10.66767	$10.65008	39,638
01/01/2012 to 12/31/2012	$10.65008	$11.61963	36,853
01/01/2013 to 12/31/2013	$11.61963	$12.54400	0
01/01/2014 to 12/31/2014	$12.54400	$13.11592	0
01/01/2015 to 12/31/2015	$13.11592	$12.98370	0
01/01/2016 to 12/31/2016	$12.98370	$13.54382	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01897	$10.07944	0
01/01/2012 to 12/31/2012	$10.07944	$10.67182	22,488
01/01/2013 to 12/31/2013	$10.67182	$10.30506	0
01/01/2014 to 12/31/2014	$10.30506	$10.80394	0
01/01/2015 to 12/31/2015	$10.80394	$10.65105	0
01/01/2016 to 12/31/2016	$10.65105	$10.97189	0
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96404	$11.58513	0
01/01/2011 to 12/31/2011	$11.58513	$10.74039	4,169
01/01/2012 to 12/31/2012	$10.74039	$11.98863	3,911
01/01/2013 to 12/31/2013	$11.98863	$13.86854	2,825
01/01/2014 to 12/31/2014	$13.86854	$14.96995	1,610
01/01/2015 to 12/31/2015	$14.96995	$14.70709	529
01/01/2016 to 12/31/2016	$14.70709	$16.00570	209
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99905	$10.96356	0
01/01/2011 to 12/31/2011	$10.96356	$11.21239	0
01/01/2012 to 12/31/2012	$11.21239	$13.16750	0
01/01/2013 to 12/31/2013	$13.16750	$17.23682	0
01/01/2014 to 12/31/2014	$17.23682	$19.97148	0
01/01/2015 to 12/31/2015	$19.97148	$20.34972	0
01/01/2016 to 12/31/2016	$20.34972	$23.10248	779
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99905	$8.93032	0
01/01/2012 to 12/31/2012	$8.93032	$9.98908	0
01/01/2013 to 12/31/2013	$9.98908	$12.08574	0
01/01/2014 to 12/31/2014	$12.08574	$12.72333	0
01/01/2015 to 12/31/2015	$12.72333	$12.59596	0
01/01/2016 to 12/31/2016	$12.59596	$13.23853	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98811	$10.85757	0
01/01/2011 to 12/31/2011	$10.85757	$10.53795	0
01/01/2012 to 12/31/2012	$10.53795	$11.48778	2,025
01/01/2013 to 12/31/2013	$11.48778	$12.76825	0
01/01/2014 to 12/31/2014	$12.76825	$13.27014	0
01/01/2015 to 12/31/2015	$13.27014	$13.09573	0
01/01/2016 to 12/31/2016	$13.09573	$13.56866	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97830	$11.04611	0
01/01/2011 to 12/31/2011	$11.04611	$10.65841	0
01/01/2012 to 12/31/2012	$10.65841	$12.21126	1,444
01/01/2013 to 12/31/2013	$12.21126	$14.25085	649
01/01/2014 to 12/31/2014	$14.25085	$14.85223	141
01/01/2015 to 12/31/2015	$14.85223	$14.60176	736
01/01/2016 to 12/31/2016	$14.60176	$15.41832	342
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98293	$10.83650	0
01/01/2011 to 12/31/2011	$10.83650	$10.34990	4,002
01/01/2012 to 12/31/2012	$10.34990	$11.37023	2,955
01/01/2013 to 12/31/2013	$11.37023	$12.85801	2,561
01/01/2014 to 12/31/2014	$12.85801	$13.09601	1,329
01/01/2015 to 10/16/2015	$13.09601	$12.78908	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97238	$12.23862	6,830
01/01/2011 to 12/31/2011	$12.23862	$10.51183	170
01/01/2012 to 12/31/2012	$10.51183	$12.47665	92
01/01/2013 to 12/31/2013	$12.47665	$17.36651	528
01/01/2014 to 12/31/2014	$17.36651	$18.01496	0
01/01/2015 to 12/31/2015	$18.01496	$18.04543	0
01/01/2016 to 12/31/2016	$18.04543	$19.21165	0
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96143	$12.70164	0
01/01/2011 to 12/31/2011	$12.70164	$12.43286	188
01/01/2012 to 12/31/2012	$12.43286	$13.78615	0
01/01/2013 to 12/31/2013	$13.78615	$18.42082	0
01/01/2014 to 12/31/2014	$18.42082	$18.90446	0
01/01/2015 to 12/31/2015	$18.90446	$18.83393	0
01/01/2016 to 12/31/2016	$18.83393	$20.86618	0
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96486	$11.54364	10,783
01/01/2011 to 12/31/2011	$11.54364	$10.72901	226
01/01/2012 to 12/31/2012	$10.72901	$12.53167	0
01/01/2013 to 12/31/2013	$12.53167	$17.02058	0
01/01/2014 to 12/31/2014	$17.02058	$17.71118	0
01/01/2015 to 12/31/2015	$17.71118	$16.75288	0
01/01/2016 to 12/31/2016	$16.75288	$21.39683	0
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99274	$10.76433	4,681
01/01/2011 to 12/31/2011	$10.76433	$10.85172	1,790
01/01/2012 to 12/31/2012	$10.85172	$12.17456	2,896
01/01/2013 to 12/31/2013	$12.17456	$14.06039	421
01/01/2014 to 12/31/2014	$14.06039	$14.71592	0
01/01/2015 to 12/31/2015	$14.71592	$14.55279	0
01/01/2016 to 12/31/2016	$14.55279	$15.47098	0
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98639	$10.60859	0
01/01/2011 to 12/31/2011	$10.60859	$10.31483	0
01/01/2012 to 12/31/2012	$10.31483	$11.95505	0
01/01/2013 to 12/31/2013	$11.95505	$15.32565	0
01/01/2014 to 12/31/2014	$15.32565	$16.28075	0
01/01/2015 to 10/16/2015	$16.28075	$15.15481	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97163	$11.21140	0
01/01/2011 to 12/31/2011	$11.21140	$10.89476	0
01/01/2012 to 12/31/2012	$10.89476	$12.66291	0
01/01/2013 to 12/31/2013	$12.66291	$18.02820	1,154
01/01/2014 to 12/31/2014	$18.02820	$19.30813	810
01/01/2015 to 12/31/2015	$19.30813	$20.91519	531
01/01/2016 to 12/31/2016	$20.91519	$21.23297	839
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.86030	$11.55329	11,158
01/01/2011 to 12/31/2011	$11.55329	$9.71679	821
01/01/2012 to 12/31/2012	$9.71679	$9.95239	861
01/01/2013 to 12/31/2013	$9.95239	$11.35107	0
01/01/2014 to 12/31/2014	$11.35107	$10.28243	0
01/01/2015 to 12/31/2015	$10.28243	$8.20737	399
01/01/2016 to 12/31/2016	$8.20737	$10.11020	161
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98073	$10.38040	0
01/01/2011 to 12/31/2011	$10.38040	$10.68438	216
01/01/2012 to 12/31/2012	$10.68438	$11.11340	0
01/01/2013 to 12/31/2013	$11.11340	$10.57331	0
01/01/2014 to 12/31/2014	$10.57331	$10.50995	0
01/01/2015 to 12/31/2015	$10.50995	$9.90940	0
01/01/2016 to 12/31/2016	$9.90940	$10.22251	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98666	$10.73950	0
01/01/2011 to 12/31/2011	$10.73950	$10.56389	0
01/01/2012 to 12/31/2012	$10.56389	$11.84173	0
01/01/2013 to 12/31/2013	$11.84173	$15.75902	0
01/01/2014 to 12/31/2014	$15.75902	$15.82054	0
01/01/2015 to 12/31/2015	$15.82054	$14.69042	0
01/01/2016 to 12/31/2016	$14.69042	$15.41173	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98931	$11.57841	0
01/01/2011 to 12/31/2011	$11.57841	$11.05038	0
01/01/2012 to 12/31/2012	$11.05038	$12.93427	0
01/01/2013 to 12/31/2013	$12.93427	$16.93007	0
01/01/2014 to 12/31/2014	$16.93007	$19.24055	0
01/01/2015 to 12/31/2015	$19.24055	$17.76246	0
01/01/2016 to 12/31/2016	$17.76246	$20.01602	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99905	$8.86748	156
01/01/2012 to 12/31/2012	$8.86748	$9.73021	583
01/01/2013 to 12/31/2013	$9.73021	$11.59037	0
01/01/2014 to 12/31/2014	$11.59037	$12.08774	0
01/01/2015 to 12/31/2015	$12.08774	$11.87312	0
01/01/2016 to 12/31/2016	$11.87312	$12.50269	0
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99905	$10.46997	0
01/01/2011 to 12/31/2011	$10.46997	$10.97316	427
01/01/2012 to 12/31/2012	$10.97316	$11.69864	0
01/01/2013 to 12/31/2013	$11.69864	$11.39161	1,782
01/01/2014 to 12/31/2014	$11.39161	$12.07105	1,352
01/01/2015 to 12/31/2015	$12.07105	$12.07984	1,225
01/01/2016 to 12/31/2016	$12.07984	$12.55620	1,758

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97158	$10.71172	4,705
01/01/2011 to 12/31/2011	$10.71172	$10.41178	3,090
01/01/2012 to 09/21/2012	$10.41178	$11.70778	0
ProFund VP Consumer Goods Portfolio
03/15/2010 to 12/31/2010	$10.03895	$11.07411	0
01/01/2011 to 12/31/2011	$11.07411	$11.70732	0
01/01/2012 to 12/31/2012	$11.70732	$12.82914	0
01/01/2013 to 12/31/2013	$12.82914	$16.28978	0
01/01/2014 to 12/31/2014	$16.28978	$17.74933	0
01/01/2015 to 12/31/2015	$17.74933	$18.27569	0
01/01/2016 to 12/31/2016	$18.27569	$18.70620	0
ProFund VP Consumer Services
03/15/2010 to 12/31/2010	$10.02749	$11.27375	0
01/01/2011 to 12/31/2011	$11.27375	$11.75718	0
01/01/2012 to 12/31/2012	$11.75718	$14.19014	0
01/01/2013 to 12/31/2013	$14.19014	$19.61942	0
01/01/2014 to 12/31/2014	$19.61942	$21.81039	0
01/01/2015 to 12/31/2015	$21.81039	$22.57066	0
01/01/2016 to 12/31/2016	$22.57066	$23.24557	0
ProFund VP Financials
03/15/2010 to 12/31/2010	$9.98629	$10.24101	0
01/01/2011 to 12/31/2011	$10.24101	$8.72308	0
01/01/2012 to 12/31/2012	$8.72308	$10.75503	0
01/01/2013 to 12/31/2013	$10.75503	$14.04161	0
01/01/2014 to 12/31/2014	$14.04161	$15.67301	0
01/01/2015 to 12/31/2015	$15.67301	$15.26121	0
01/01/2016 to 12/31/2016	$15.26121	$17.39734	0
ProFund VP Health Care
03/15/2010 to 12/31/2010	$10.04798	$9.89417	0
01/01/2011 to 12/31/2011	$9.89417	$10.76956	0
01/01/2012 to 12/31/2012	$10.76956	$12.49835	114
01/01/2013 to 12/31/2013	$12.49835	$17.26662	0
01/01/2014 to 12/31/2014	$17.26662	$21.11298	0
01/01/2015 to 12/31/2015	$21.11298	$21.91851	0
01/01/2016 to 12/31/2016	$21.91851	$20.78894	0
ProFund VP Industrials
03/15/2010 to 12/31/2010	$10.00863	$11.44999	0
01/01/2011 to 12/31/2011	$11.44999	$11.11645	0
01/01/2012 to 12/31/2012	$11.11645	$12.72450	0
01/01/2013 to 12/31/2013	$12.72450	$17.38164	0
01/01/2014 to 12/31/2014	$17.38164	$18.14006	0
01/01/2015 to 12/31/2015	$18.14006	$17.31813	0
01/01/2016 to 12/31/2016	$17.31813	$20.12331	0
ProFund VP Large-Cap Growth
03/15/2010 to 12/31/2010	$9.98888	$10.98390	0
01/01/2011 to 12/31/2011	$10.98390	$11.19748	0
01/01/2012 to 12/31/2012	$11.19748	$12.47620	0
01/01/2013 to 12/31/2013	$12.47620	$16.11457	0
01/01/2014 to 12/31/2014	$16.11457	$17.98846	0
01/01/2015 to 12/31/2015	$17.98846	$18.44964	0
01/01/2016 to 12/31/2016	$18.44964	$19.15259	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Large-Cap Value
03/15/2010 to 12/31/2010	$10.01482	$10.71163	0
01/01/2011 to 12/31/2011	$10.71163	$10.45313	0
01/01/2012 to 12/31/2012	$10.45313	$11.92620	0
01/01/2013 to 12/31/2013	$11.92620	$15.31299	0
01/01/2014 to 12/31/2014	$15.31299	$16.72242	0
01/01/2015 to 12/31/2015	$16.72242	$15.74738	0
01/01/2016 to 12/31/2016	$15.74738	$17.96884	0
ProFund VP Mid-Cap Growth
03/15/2010 to 12/31/2010	$9.97478	$11.75206	0
01/01/2011 to 12/31/2011	$11.75206	$11.28093	0
01/01/2012 to 12/31/2012	$11.28093	$12.86616	0
01/01/2013 to 12/31/2013	$12.86616	$16.60047	0
01/01/2014 to 12/31/2014	$16.60047	$17.37639	0
01/01/2015 to 12/31/2015	$17.37639	$17.22522	0
01/01/2016 to 12/31/2016	$17.22522	$19.22007	0
ProFund VP Mid-Cap Value
03/15/2010 to 12/31/2010	$9.98209	$11.12204	0
01/01/2011 to 12/31/2011	$11.12204	$10.56290	0
01/01/2012 to 12/31/2012	$10.56290	$12.17080	0
01/01/2013 to 12/31/2013	$12.17080	$15.89987	0
01/01/2014 to 12/31/2014	$15.89987	$17.31789	0
01/01/2015 to 12/31/2015	$17.31789	$15.71078	0
01/01/2016 to 12/31/2016	$15.71078	$19.31074	0
ProFund VP Real Estate
03/15/2010 to 12/31/2010	$9.96814	$11.58683	0
01/01/2011 to 12/31/2011	$11.58683	$11.99783	0
01/01/2012 to 12/31/2012	$11.99783	$13.89627	105
01/01/2013 to 12/31/2013	$13.89627	$13.74921	0
01/01/2014 to 12/31/2014	$13.74921	$16.99119	0
01/01/2015 to 12/31/2015	$16.99119	$16.85020	0
01/01/2016 to 12/31/2016	$16.85020	$17.61035	0
ProFund VP Small-Cap Growth
03/15/2010 to 12/31/2010	$9.97432	$11.71647	0
01/01/2011 to 12/31/2011	$11.71647	$11.73036	0
01/01/2012 to 12/31/2012	$11.73036	$13.04264	0
01/01/2013 to 12/31/2013	$13.04264	$18.10460	0
01/01/2014 to 12/31/2014	$18.10460	$18.28527	0
01/01/2015 to 12/31/2015	$18.28527	$18.28701	0
01/01/2016 to 12/31/2016	$18.28701	$21.73487	0
ProFund VP Small-Cap Value
03/15/2010 to 12/31/2010	$9.97996	$11.08182	0
01/01/2011 to 12/31/2011	$11.08182	$10.50507	0
01/01/2012 to 12/31/2012	$10.50507	$12.06183	0
01/01/2013 to 12/31/2013	$12.06183	$16.41524	0
01/01/2014 to 12/31/2014	$16.41524	$17.16986	0
01/01/2015 to 12/31/2015	$17.16986	$15.56738	0
01/01/2016 to 12/31/2016	$15.56738	$19.81708	0
ProFund VP Telecommunications
03/15/2010 to 12/31/2010	$10.04652	$12.20493	4,791
01/01/2011 to 12/31/2011	$12.20493	$12.29011	0
01/01/2012 to 12/31/2012	$12.29011	$14.15517	0
01/01/2013 to 12/31/2013	$14.15517	$15.68109	0
01/01/2014 to 12/31/2014	$15.68109	$15.58846	0
01/01/2015 to 12/31/2015	$15.58846	$15.64356	0
01/01/2016 to 12/31/2016	$15.64356	$18.81309	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Utilities
03/15/2010 to 12/31/2010	$10.03465	$10.81182	0
01/01/2011 to 12/31/2011	$10.81182	$12.55899	0
01/01/2012 to 12/31/2012	$12.55899	$12.43183	223
01/01/2013 to 12/31/2013	$12.43183	$13.92490	0
01/01/2014 to 12/31/2014	$13.92490	$17.32769	0
01/01/2015 to 12/31/2015	$17.32769	$16.03178	0
01/01/2016 to 12/31/2016	$16.03178	$18.23705	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT ADVISOR SERIES

Pruco Life Insurance Company

Statement of Additional Information

ACCUMULATION UNIT VALUES: With Combo 5% and HAV (1.35%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96818	$10.84777	0
01/01/2011 to 12/31/2011	$10.84777	$10.41699	7,381
01/01/2012 to 12/31/2012	$10.41699	$11.56761	39,906
01/01/2013 to 12/31/2013	$11.56761	$12.54965	42,617
01/01/2014 to 12/31/2014	$12.54965	$12.85292	42,293
01/01/2015 to 12/31/2015	$12.85292	$12.27125	43,392
01/01/2016 to 12/31/2016	$12.27125	$12.87294	43,530
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97886	$10.95406	4,215
01/01/2011 to 12/31/2011	$10.95406	$10.81843	11,159
01/01/2012 to 12/31/2012	$10.81843	$12.12891	25,484
01/01/2013 to 12/31/2013	$12.12891	$13.94622	25,029
01/01/2014 to 12/31/2014	$13.94622	$14.59825	24,578
01/01/2015 to 12/31/2015	$14.59825	$14.51682	24,218
01/01/2016 to 12/31/2016	$14.51682	$15.33890	23,945
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00739	$10.84846	427
01/01/2011 to 12/31/2011	$10.84846	$11.08436	11,278
01/01/2012 to 05/04/2012	$11.08436	$12.05645	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98914	$10.80590	0
01/01/2011 to 12/31/2011	$10.80590	$10.53064	0
01/01/2012 to 12/31/2012	$10.53064	$11.68428	0
01/01/2013 to 12/31/2013	$11.68428	$13.56080	0
01/01/2014 to 12/31/2014	$13.56080	$14.25018	0
01/01/2015 to 12/31/2015	$14.25018	$14.12468	0
01/01/2016 to 12/31/2016	$14.12468	$14.81191	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99888	$9.18573	0
01/01/2012 to 12/31/2012	$9.18573	$10.13955	5,706
01/01/2013 to 12/31/2013	$10.13955	$11.08828	5,764
01/01/2014 to 12/31/2014	$11.08828	$11.47393	5,735
01/01/2015 to 12/31/2015	$11.47393	$10.97944	5,386
01/01/2016 to 12/31/2016	$10.97944	$11.58541	5,131
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99888	$10.52204	0
01/01/2014 to 12/31/2014	$10.52204	$10.75132	187
01/01/2015 to 12/31/2015	$10.75132	$10.63508	185
01/01/2016 to 12/31/2016	$10.63508	$11.15783	182
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00831	$10.13156	397
01/01/2011 to 12/31/2011	$10.13156	$10.21958	289
01/01/2012 to 12/31/2012	$10.21958	$10.55484	404
01/01/2013 to 12/31/2013	$10.55484	$10.18613	7,315
01/01/2014 to 12/31/2014	$10.18613	$10.03880	7,735
01/01/2015 to 12/31/2015	$10.03880	$9.95124	7,485
01/01/2016 to 12/31/2016	$9.95124	$9.97810	7,333

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00723	$10.40550	10,789
01/01/2011 to 12/31/2011	$10.40550	$10.59135	11,265
01/01/2012 to 12/31/2012	$10.59135	$11.42225	22,489
01/01/2013 to 12/31/2013	$11.42225	$11.06107	19,479
01/01/2014 to 12/31/2014	$11.06107	$11.37349	18,643
01/01/2015 to 12/31/2015	$11.37349	$10.98340	17,798
01/01/2016 to 12/31/2016	$10.98340	$11.29343	16,794
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97205	$10.61464	0
01/01/2011 to 12/31/2011	$10.61464	$9.85661	0
01/01/2012 to 12/31/2012	$9.85661	$11.01015	0
01/01/2013 to 12/31/2013	$11.01015	$14.27516	0
01/01/2014 to 12/31/2014	$14.27516	$15.52810	0
01/01/2015 to 12/31/2015	$15.52810	$14.58849	0
01/01/2016 to 12/31/2016	$14.58849	$16.37013	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97805	$10.88693	0
01/01/2011 to 12/31/2011	$10.88693	$10.47952	0
01/01/2012 to 12/31/2012	$10.47952	$11.75659	2,058
01/01/2013 to 12/31/2013	$11.75659	$14.22833	1,965
01/01/2014 to 12/31/2014	$14.22833	$15.01807	1,912
01/01/2015 to 12/31/2015	$15.01807	$14.89436	1,860
01/01/2016 to 12/31/2016	$14.89436	$15.69824	1,841
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99888	$11.69350	0
01/01/2014 to 12/31/2014	$11.69350	$13.10560	0
01/01/2015 to 12/31/2015	$13.10560	$12.46688	0
01/01/2016 to 12/31/2016	$12.46688	$14.13074	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.96027	$11.84423	0
01/01/2011 to 12/31/2011	$11.84423	$12.45453	2,919
01/01/2012 to 12/31/2012	$12.45453	$14.17196	2,175
01/01/2013 to 12/31/2013	$14.17196	$14.41874	2,211
01/01/2014 to 12/31/2014	$14.41874	$18.62126	1,790
01/01/2015 to 12/31/2015	$18.62126	$19.25972	1,695
01/01/2016 to 12/31/2016	$19.25972	$19.91514	1,709
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99888	$9.70947	0
01/01/2014 to 12/31/2014	$9.70947	$10.06712	302
01/01/2015 to 12/31/2015	$10.06712	$9.92153	30
01/01/2016 to 12/31/2016	$9.92153	$10.23491	29
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99888	$10.93550	4,363
01/01/2011 to 12/31/2011	$10.93550	$10.52133	3,746
01/01/2012 to 12/31/2012	$10.52133	$11.79443	605
01/01/2013 to 12/31/2013	$11.79443	$13.87190	757
01/01/2014 to 12/31/2014	$13.87190	$14.46718	535
01/01/2015 to 10/16/2015	$14.46718	$14.46634	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97636	$11.06974	0
01/01/2011 to 12/31/2011	$11.06974	$10.75606	2,246
01/01/2012 to 12/31/2012	$10.75606	$11.73912	11,845
01/01/2013 to 12/31/2013	$11.73912	$13.29002	11,843
01/01/2014 to 12/31/2014	$13.29002	$13.52383	11,905
01/01/2015 to 12/31/2015	$13.52383	$13.47349	11,938
01/01/2016 to 12/31/2016	$13.47349	$13.85727	11,830

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99889	$10.77031	403
01/01/2013 to 12/31/2013	$10.77031	$13.22512	398
01/01/2014 to 12/31/2014	$13.22512	$13.46116	394
01/01/2015 to 10/16/2015	$13.46116	$12.92943	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99888	$10.83910	0
01/01/2014 to 12/31/2014	$10.83910	$10.96646	457
01/01/2015 to 10/16/2015	$10.96646	$10.49299	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97055	$11.60272	0
01/01/2011 to 12/31/2011	$11.60272	$10.86956	0
01/01/2012 to 12/31/2012	$10.86956	$13.59675	2,016
01/01/2013 to 12/31/2013	$13.59675	$13.99639	2,312
01/01/2014 to 12/31/2014	$13.99639	$15.72995	1,903
01/01/2015 to 12/31/2015	$15.72995	$15.50370	1,891
01/01/2016 to 12/31/2016	$15.50370	$15.43171	2,023
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01888	$10.83444	0
01/01/2011 to 12/31/2011	$10.83444	$10.26528	0
01/01/2012 to 12/31/2012	$10.26528	$12.12808	8,789
01/01/2013 to 12/31/2013	$12.12808	$15.52250	8,477
01/01/2014 to 02/07/2014	$15.52250	$15.27545	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99213	$10.81884	0
01/01/2011 to 12/31/2011	$10.81884	$10.08392	0
01/01/2012 to 12/31/2012	$10.08392	$11.90403	9,068
01/01/2013 to 12/31/2013	$11.90403	$15.68238	8,410
01/01/2014 to 12/31/2014	$15.68238	$17.50234	6,811
01/01/2015 to 12/31/2015	$17.50234	$16.46821	6,866
01/01/2016 to 12/31/2016	$16.46821	$18.12139	6,772
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.02020	$11.47295	0
01/01/2011 to 12/31/2011	$11.47295	$10.98127	0
01/01/2012 to 12/31/2012	$10.98127	$12.95771	1,572
01/01/2013 to 12/31/2013	$12.95771	$16.89781	1,232
01/01/2014 to 12/31/2014	$16.89781	$18.59131	1,167
01/01/2015 to 12/31/2015	$18.59131	$17.29764	3,637
01/01/2016 to 12/31/2016	$17.29764	$17.34528	3,740
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98863	$10.75522	0
01/01/2011 to 12/31/2011	$10.75522	$10.55644	6,250
01/01/2012 to 12/31/2012	$10.55644	$11.46864	8,963
01/01/2013 to 12/31/2013	$11.46864	$12.42493	8,688
01/01/2014 to 12/31/2014	$12.42493	$12.75252	8,513
01/01/2015 to 12/31/2015	$12.75252	$12.46600	7,125
01/01/2016 to 12/31/2016	$12.46600	$12.94436	7,600
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96551	$11.54828	403
01/01/2011 to 12/31/2011	$11.54828	$11.54090	305
01/01/2012 to 12/31/2012	$11.54090	$13.17122	3,429
01/01/2013 to 12/31/2013	$13.17122	$18.03654	2,927
01/01/2014 to 12/31/2014	$18.03654	$19.07381	2,649
01/01/2015 to 12/31/2015	$19.07381	$17.78253	2,669
01/01/2016 to 12/31/2016	$17.78253	$21.80797	2,083

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99889	$9.89277	40,582
01/01/2011 to 12/31/2011	$9.89277	$9.76158	12,730
01/01/2012 to 12/31/2012	$9.76158	$9.62998	0
01/01/2013 to 12/31/2013	$9.62998	$9.49975	0
01/01/2014 to 12/31/2014	$9.49975	$9.37175	0
01/01/2015 to 12/31/2015	$9.37175	$9.24486	0
01/01/2016 to 12/31/2016	$9.24486	$9.12056	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98486	$10.81693	375
01/01/2011 to 12/31/2011	$10.81693	$11.00960	11,451
01/01/2012 to 12/31/2012	$11.00960	$12.36782	4,163
01/01/2013 to 12/31/2013	$12.36782	$13.07694	2,849
01/01/2014 to 12/31/2014	$13.07694	$13.23034	2,933
01/01/2015 to 12/31/2015	$13.23034	$12.58662	2,977
01/01/2016 to 12/31/2016	$12.58662	$14.32879	2,376
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99087	$10.67238	0
01/01/2011 to 12/31/2011	$10.67238	$10.08797	0
01/01/2012 to 12/31/2012	$10.08797	$11.63213	0
01/01/2013 to 12/31/2013	$11.63213	$16.04927	0
01/01/2014 to 12/31/2014	$16.04927	$18.00910	0
01/01/2015 to 12/31/2015	$18.00910	$16.37385	0
01/01/2016 to 12/31/2016	$16.37385	$19.36555	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92971	$11.31383	0
01/01/2011 to 12/31/2011	$11.31383	$9.71882	0
01/01/2012 to 12/31/2012	$9.71882	$11.54019	0
01/01/2013 to 12/31/2013	$11.54019	$13.55389	0
01/01/2014 to 12/31/2014	$13.55389	$12.63221	0
01/01/2015 to 12/31/2015	$12.63221	$12.85397	0
01/01/2016 to 12/31/2016	$12.85397	$12.20166	0
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92958	$10.85023	0
01/01/2011 to 12/31/2011	$10.85023	$9.36063	0
01/01/2012 to 12/31/2012	$9.36063	$10.77410	0
01/01/2013 to 12/31/2013	$10.77410	$12.69771	0
01/01/2014 to 12/31/2014	$12.69771	$11.68645	0
01/01/2015 to 12/31/2015	$11.68645	$11.62291	0
01/01/2016 to 12/31/2016	$11.62291	$11.53282	0
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00711	$10.65366	0
01/01/2011 to 12/31/2011	$10.65366	$11.81792	11,223
01/01/2012 to 12/31/2012	$11.81792	$12.75428	1,227
01/01/2013 to 12/31/2013	$12.75428	$12.18180	0
01/01/2014 to 12/31/2014	$12.18180	$12.82610	0
01/01/2015 to 12/31/2015	$12.82610	$12.80131	0
01/01/2016 to 12/31/2016	$12.80131	$13.15965	0
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97712	$10.92695	0
01/01/2011 to 12/31/2011	$10.92695	$10.71823	2,274
01/01/2012 to 12/31/2012	$10.71823	$12.00966	37,073
01/01/2013 to 12/31/2013	$12.00966	$13.77644	40,313
01/01/2014 to 12/31/2014	$13.77644	$14.45544	40,446
01/01/2015 to 12/31/2015	$14.45544	$14.11085	41,887
01/01/2016 to 12/31/2016	$14.11085	$14.64698	42,030

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92224	$10.61106	0
01/01/2011 to 12/31/2011	$10.61106	$9.51010	222
01/01/2012 to 12/31/2012	$9.51010	$11.43709	0
01/01/2013 to 12/31/2013	$11.43709	$13.01583	0
01/01/2014 to 12/31/2014	$13.01583	$12.02282	0
01/01/2015 to 12/31/2015	$12.02282	$11.52910	0
01/01/2016 to 12/31/2016	$11.52910	$11.59343	0
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99888	$10.64124	0
01/01/2011 to 12/31/2011	$10.64124	$10.52227	0
01/01/2012 to 12/31/2012	$10.52227	$11.49279	0
01/01/2013 to 12/31/2013	$11.49279	$12.58843	0
01/01/2014 to 12/31/2014	$12.58843	$13.09521	0
01/01/2015 to 12/31/2015	$13.09521	$12.89483	0
01/01/2016 to 12/31/2016	$12.89483	$13.20934	0
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97173	$10.83109	0
01/01/2011 to 12/31/2011	$10.83109	$10.75579	0
01/01/2012 to 12/31/2012	$10.75579	$12.22180	0
01/01/2013 to 12/31/2013	$12.22180	$16.45688	0
01/01/2014 to 12/31/2014	$16.45688	$17.77768	0
01/01/2015 to 12/31/2015	$17.77768	$19.40263	0
01/01/2016 to 12/31/2016	$19.40263	$18.86094	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99299	$11.36277	0
01/01/2011 to 12/31/2011	$11.36277	$11.10715	0
01/01/2012 to 12/31/2012	$11.10715	$12.30108	0
01/01/2013 to 12/31/2013	$12.30108	$16.57785	1,138
01/01/2014 to 12/31/2014	$16.57785	$18.08597	7,602
01/01/2015 to 12/31/2015	$18.08597	$19.63878	6,816
01/01/2016 to 12/31/2016	$19.63878	$20.45448	6,779
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98906	$10.87638	0
01/01/2011 to 12/31/2011	$10.87638	$11.82104	6,756
01/01/2012 to 12/31/2012	$11.82104	$12.35280	2,098
01/01/2013 to 12/31/2013	$12.35280	$11.94225	3,896
01/01/2014 to 12/31/2014	$11.94225	$12.53380	3,867
01/01/2015 to 12/31/2015	$12.53380	$12.29246	3,768
01/01/2016 to 12/31/2016	$12.29246	$12.44236	3,939
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98801	$10.95007	0
01/01/2011 to 12/31/2011	$10.95007	$10.46400	0
01/01/2012 to 12/31/2012	$10.46400	$12.70492	4,851
01/01/2013 to 12/31/2013	$12.70492	$15.99693	5,033
01/01/2014 to 12/31/2014	$15.99693	$16.35397	4,717
01/01/2015 to 12/31/2015	$16.35397	$15.89680	4,741
01/01/2016 to 12/31/2016	$15.89680	$16.79793	4,726
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99888	$10.92562	0
01/01/2011 to 12/31/2011	$10.92562	$10.71428	8,507
01/01/2012 to 12/31/2012	$10.71428	$12.37527	0
01/01/2013 to 12/31/2013	$12.37527	$16.68950	0
01/01/2014 to 12/31/2014	$16.68950	$17.89816	0
01/01/2015 to 12/31/2015	$17.89816	$18.93292	0
01/01/2016 to 12/31/2016	$18.93292	$19.03482	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99889	$10.20837	0
01/01/2013 to 12/31/2013	$10.20837	$13.54531	0
01/01/2014 to 12/31/2014	$13.54531	$14.72773	0
01/01/2015 to 12/31/2015	$14.72773	$14.42381	0
01/01/2016 to 12/31/2016	$14.42381	$16.14272	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02879	$10.07605	0
01/01/2012 to 12/31/2012	$10.07605	$10.42412	0
01/01/2013 to 12/31/2013	$10.42412	$9.99203	0
01/01/2014 to 12/31/2014	$9.99203	$10.36492	0
01/01/2015 to 10/16/2015	$10.36492	$10.36211	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95918	$11.98387	0
01/01/2011 to 12/31/2011	$11.98387	$12.02164	7,063
01/01/2012 to 12/31/2012	$12.02164	$13.32767	2,970
01/01/2013 to 12/31/2013	$13.32767	$17.43525	2,719
01/01/2014 to 12/31/2014	$17.43525	$18.56540	2,394
01/01/2015 to 10/16/2015	$18.56540	$19.08371	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97331	$11.48489	0
01/01/2011 to 04/29/2011	$11.48489	$12.89484	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99144	$11.29089	413
01/01/2011 to 12/31/2011	$11.29089	$10.86199	329
01/01/2012 to 12/31/2012	$10.86199	$12.55048	3,914
01/01/2013 to 12/31/2013	$12.55048	$17.58193	3,267
01/01/2014 to 12/31/2014	$17.58193	$19.81618	2,784
01/01/2015 to 12/31/2015	$19.81618	$18.44667	2,851
01/01/2016 to 12/31/2016	$18.44667	$21.51548	2,311
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99889	$10.34504	471
01/01/2013 to 12/31/2013	$10.34504	$12.13568	458
01/01/2014 to 12/31/2014	$12.13568	$12.58704	501
01/01/2015 to 12/31/2015	$12.58704	$12.26298	907
01/01/2016 to 12/31/2016	$12.26298	$12.62059	441
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93936	$11.73383	0
01/01/2011 to 12/31/2011	$11.73383	$9.22912	9,784
01/01/2012 to 12/31/2012	$9.22912	$10.73667	2,575
01/01/2013 to 12/31/2013	$10.73667	$10.61531	3,040
01/01/2014 to 12/31/2014	$10.61531	$9.98154	2,769
01/01/2015 to 12/31/2015	$9.98154	$8.19972	3,410
01/01/2016 to 12/31/2016	$8.19972	$9.08927	3,391
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98985	$10.65027	436
01/01/2011 to 12/31/2011	$10.65027	$10.61135	323
01/01/2012 to 12/31/2012	$10.61135	$11.55392	6,166
01/01/2013 to 12/31/2013	$11.55392	$12.44794	11,787
01/01/2014 to 12/31/2014	$12.44794	$12.98909	13,007
01/01/2015 to 12/31/2015	$12.98909	$12.83212	14,213
01/01/2016 to 12/31/2016	$12.83212	$13.35866	13,494

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01880	$10.07592	0
01/01/2012 to 12/31/2012	$10.07592	$10.64642	92
01/01/2013 to 12/31/2013	$10.64642	$10.25979	116
01/01/2014 to 12/31/2014	$10.25979	$10.73472	121
01/01/2015 to 12/31/2015	$10.73472	$10.56141	120
01/01/2016 to 12/31/2016	$10.56141	$10.85768	126
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96388	$11.56625	4,220
01/01/2011 to 12/31/2011	$11.56625	$10.70122	5,749
01/01/2012 to 12/31/2012	$10.70122	$11.92061	2,447
01/01/2013 to 12/31/2013	$11.92061	$13.76199	2,523
01/01/2014 to 12/31/2014	$13.76199	$14.82486	2,376
01/01/2015 to 12/31/2015	$14.82486	$14.53514	2,907
01/01/2016 to 12/31/2016	$14.53514	$15.78677	2,558
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99888	$10.94573	952
01/01/2011 to 12/31/2011	$10.94573	$11.17150	712
01/01/2012 to 12/31/2012	$11.17150	$13.09288	832
01/01/2013 to 12/31/2013	$13.09288	$17.10456	737
01/01/2014 to 12/31/2014	$17.10456	$19.77810	664
01/01/2015 to 12/31/2015	$19.77810	$20.11193	623
01/01/2016 to 12/31/2016	$20.11193	$22.78650	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99888	$8.91816	0
01/01/2012 to 12/31/2012	$8.91816	$9.95525	0
01/01/2013 to 12/31/2013	$9.95525	$12.02037	0
01/01/2014 to 12/31/2014	$12.02037	$12.62900	0
01/01/2015 to 12/31/2015	$12.62900	$12.47724	0
01/01/2016 to 12/31/2016	$12.47724	$13.08734	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98794	$10.83978	856
01/01/2011 to 12/31/2011	$10.83978	$10.49938	1,775
01/01/2012 to 12/31/2012	$10.49938	$11.42250	15,335
01/01/2013 to 12/31/2013	$11.42250	$12.66990	15,471
01/01/2014 to 12/31/2014	$12.66990	$13.14128	14,986
01/01/2015 to 12/31/2015	$13.14128	$12.94247	14,362
01/01/2016 to 12/31/2016	$12.94247	$13.38283	13,362
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97814	$11.02819	4,320
01/01/2011 to 12/31/2011	$11.02819	$10.61956	3,718
01/01/2012 to 12/31/2012	$10.61956	$12.14201	1,088
01/01/2013 to 12/31/2013	$12.14201	$14.14128	1,061
01/01/2014 to 12/31/2014	$14.14128	$14.70819	1,046
01/01/2015 to 12/31/2015	$14.70819	$14.43089	35,413
01/01/2016 to 12/31/2016	$14.43089	$15.20713	35,542
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98277	$10.81879	0
01/01/2011 to 12/31/2011	$10.81879	$10.31206	455
01/01/2012 to 12/31/2012	$10.31206	$11.30564	36,238
01/01/2013 to 12/31/2013	$11.30564	$12.75910	39,011
01/01/2014 to 12/31/2014	$12.75910	$12.96905	39,133
01/01/2015 to 10/16/2015	$12.96905	$12.64482	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97222	$12.21862	0
01/01/2011 to 12/31/2011	$12.21862	$10.47346	0
01/01/2012 to 12/31/2012	$10.47346	$12.40597	335
01/01/2013 to 12/31/2013	$12.40597	$17.23326	272
01/01/2014 to 12/31/2014	$17.23326	$17.84064	266
01/01/2015 to 12/31/2015	$17.84064	$17.83472	241
01/01/2016 to 12/31/2016	$17.83472	$18.94898	240
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96127	$12.68094	0
01/01/2011 to 12/31/2011	$12.68094	$12.38749	0
01/01/2012 to 12/31/2012	$12.38749	$13.70799	3,463
01/01/2013 to 12/31/2013	$13.70799	$18.27951	2,986
01/01/2014 to 12/31/2014	$18.27951	$18.72151	2,796
01/01/2015 to 12/31/2015	$18.72151	$18.61385	2,581
01/01/2016 to 12/31/2016	$18.61385	$20.58067	2,441
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96469	$11.52476	0
01/01/2011 to 12/31/2011	$11.52476	$10.68993	0
01/01/2012 to 12/31/2012	$10.68993	$12.46055	0
01/01/2013 to 12/31/2013	$12.46055	$16.88989	0
01/01/2014 to 12/31/2014	$16.88989	$17.53966	0
01/01/2015 to 12/31/2015	$17.53966	$16.55705	0
01/01/2016 to 12/31/2016	$16.55705	$21.10410	0
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99258	$10.74689	0
01/01/2011 to 12/31/2011	$10.74689	$10.81229	7,603
01/01/2012 to 12/31/2012	$10.81229	$12.10570	41,120
01/01/2013 to 12/31/2013	$12.10570	$13.95259	42,546
01/01/2014 to 12/31/2014	$13.95259	$14.57350	42,463
01/01/2015 to 12/31/2015	$14.57350	$14.38286	43,069
01/01/2016 to 12/31/2016	$14.38286	$15.25948	42,515
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98622	$10.59131	0
01/01/2011 to 12/31/2011	$10.59131	$10.27728	0
01/01/2012 to 12/31/2012	$10.27728	$11.88741	0
01/01/2013 to 12/31/2013	$11.88741	$15.20805	0
01/01/2014 to 12/31/2014	$15.20805	$16.12307	0
01/01/2015 to 10/16/2015	$16.12307	$14.98395	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97146	$11.19304	0
01/01/2011 to 12/31/2011	$11.19304	$10.85494	0
01/01/2012 to 12/31/2012	$10.85494	$12.59104	1,367
01/01/2013 to 12/31/2013	$12.59104	$17.88964	0
01/01/2014 to 12/31/2014	$17.88964	$19.12100	0
01/01/2015 to 12/31/2015	$19.12100	$20.67066	0
01/01/2016 to 12/31/2016	$20.67066	$20.94246	0
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.86014	$11.53457	0
01/01/2011 to 12/31/2011	$11.53457	$9.68150	3,107
01/01/2012 to 12/31/2012	$9.68150	$9.89606	4,505
01/01/2013 to 12/31/2013	$9.89606	$11.26404	4,571
01/01/2014 to 12/31/2014	$11.26404	$10.18300	4,524
01/01/2015 to 12/31/2015	$10.18300	$8.11152	5,450
01/01/2016 to 12/31/2016	$8.11152	$9.97197	4,975

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98057	$10.36347	0
01/01/2011 to 12/31/2011	$10.36347	$10.64538	2,780
01/01/2012 to 12/31/2012	$10.64538	$11.05032	3,505
01/01/2013 to 12/31/2013	$11.05032	$10.49205	2,232
01/01/2014 to 12/31/2014	$10.49205	$10.40801	2,320
01/01/2015 to 12/31/2015	$10.40801	$9.79342	2,373
01/01/2016 to 12/31/2016	$9.79342	$10.08254	2,403
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98649	$10.72199	0
01/01/2011 to 12/31/2011	$10.72199	$10.52532	0
01/01/2012 to 12/31/2012	$10.52532	$11.77466	3,182
01/01/2013 to 12/31/2013	$11.77466	$15.63813	2,845
01/01/2014 to 12/31/2014	$15.63813	$15.66732	2,910
01/01/2015 to 12/31/2015	$15.66732	$14.51853	2,998
01/01/2016 to 12/31/2016	$14.51853	$15.20073	2,971
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98915	$11.55953	0
01/01/2011 to 12/31/2011	$11.55953	$11.01014	0
01/01/2012 to 12/31/2012	$11.01014	$12.86105	0
01/01/2013 to 12/31/2013	$12.86105	$16.80021	0
01/01/2014 to 12/31/2014	$16.80021	$19.05432	0
01/01/2015 to 12/31/2015	$19.05432	$17.55495	0
01/01/2016 to 12/31/2016	$17.55495	$19.74227	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99888	$8.85541	0
01/01/2012 to 12/31/2012	$8.85541	$9.69735	28,246
01/01/2013 to 12/31/2013	$9.69735	$11.52783	30,869
01/01/2014 to 12/31/2014	$11.52783	$11.99813	30,977
01/01/2015 to 12/31/2015	$11.99813	$11.76121	32,334
01/01/2016 to 12/31/2016	$11.76121	$12.35974	32,430
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99888	$10.45291	0
01/01/2011 to 12/31/2011	$10.45291	$10.93310	5,873
01/01/2012 to 12/31/2012	$10.93310	$11.63233	3,843
01/01/2013 to 12/31/2013	$11.63233	$11.30393	5,053
01/01/2014 to 12/31/2014	$11.30393	$11.95396	4,980
01/01/2015 to 12/31/2015	$11.95396	$11.93840	3,883
01/01/2016 to 12/31/2016	$11.93840	$12.38401	3,964
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97141	$10.69419	4,332
01/01/2011 to 12/31/2011	$10.69419	$10.37364	3,748
01/01/2012 to 09/21/2012	$10.37364	$11.64762	0
ProFund VP Consumer Goods Portfolio
03/15/2010 to 12/31/2010	$10.03878	$11.05608	0
01/01/2011 to 12/31/2011	$11.05608	$11.66472	0
01/01/2012 to 12/31/2012	$11.66472	$12.75655	0
01/01/2013 to 12/31/2013	$12.75655	$16.16485	0
01/01/2014 to 12/31/2014	$16.16485	$17.57764	0
01/01/2015 to 12/31/2015	$17.57764	$18.06229	0
01/01/2016 to 12/31/2016	$18.06229	$18.45043	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Consumer Services
03/15/2010 to 12/31/2010	$10.02732	$11.25555	0
01/01/2011 to 12/31/2011	$11.25555	$11.71443	0
01/01/2012 to 12/31/2012	$11.71443	$14.10986	0
01/01/2013 to 12/31/2013	$14.10986	$19.46896	0
01/01/2014 to 12/31/2014	$19.46896	$21.59947	0
01/01/2015 to 12/31/2015	$21.59947	$22.30712	0
01/01/2016 to 12/31/2016	$22.30712	$22.92772	0
ProFund VP Financials
03/15/2010 to 12/31/2010	$9.98612	$10.22431	0
01/01/2011 to 12/31/2011	$10.22431	$8.69130	0
01/01/2012 to 12/31/2012	$8.69130	$10.69407	0
01/01/2013 to 12/31/2013	$10.69407	$13.93379	0
01/01/2014 to 12/31/2014	$13.93379	$15.52122	0
01/01/2015 to 12/31/2015	$15.52122	$15.08284	0
01/01/2016 to 12/31/2016	$15.08284	$17.15927	0
ProFund VP Health Care
03/15/2010 to 12/31/2010	$10.04782	$9.87807	0
01/01/2011 to 12/31/2011	$9.87807	$10.73051	0
01/01/2012 to 12/31/2012	$10.73051	$12.42778	300
01/01/2013 to 12/31/2013	$12.42778	$17.13444	261
01/01/2014 to 12/31/2014	$17.13444	$20.90898	233
01/01/2015 to 12/31/2015	$20.90898	$21.66285	217
01/01/2016 to 12/31/2016	$21.66285	$20.50498	230
ProFund VP Industrials
03/15/2010 to 12/31/2010	$10.00846	$11.43126	0
01/01/2011 to 12/31/2011	$11.43126	$11.07587	0
01/01/2012 to 12/31/2012	$11.07587	$12.65231	0
01/01/2013 to 12/31/2013	$12.65231	$17.24809	0
01/01/2014 to 12/31/2014	$17.24809	$17.96425	0
01/01/2015 to 12/31/2015	$17.96425	$17.11558	0
01/01/2016 to 12/31/2016	$17.11558	$19.84780	0
ProFund VP Large-Cap Growth
03/15/2010 to 12/31/2010	$9.98872	$10.96590	0
01/01/2011 to 12/31/2011	$10.96590	$11.15667	0
01/01/2012 to 12/31/2012	$11.15667	$12.40551	833
01/01/2013 to 12/31/2013	$12.40551	$15.99087	783
01/01/2014 to 12/31/2014	$15.99087	$17.81430	749
01/01/2015 to 12/31/2015	$17.81430	$18.23395	705
01/01/2016 to 12/31/2016	$18.23395	$18.89046	721
ProFund VP Large-Cap Value
03/15/2010 to 12/31/2010	$10.01465	$10.69421	0
01/01/2011 to 12/31/2011	$10.69421	$10.41518	516
01/01/2012 to 12/31/2012	$10.41518	$11.85872	891
01/01/2013 to 12/31/2013	$11.85872	$15.19571	814
01/01/2014 to 12/31/2014	$15.19571	$16.56075	809
01/01/2015 to 12/31/2015	$16.56075	$15.56355	822
01/01/2016 to 12/31/2016	$15.56355	$17.72320	788
ProFund VP Mid-Cap Growth
03/15/2010 to 12/31/2010	$9.97461	$11.73295	0
01/01/2011 to 12/31/2011	$11.73295	$11.23991	0
01/01/2012 to 12/31/2012	$11.23991	$12.79346	81
01/01/2013 to 12/31/2013	$12.79346	$16.47337	75
01/01/2014 to 12/31/2014	$16.47337	$17.20843	76
01/01/2015 to 12/31/2015	$17.20843	$17.02425	74
01/01/2016 to 12/31/2016	$17.02425	$18.95740	75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Mid-Cap Value
03/15/2010 to 12/31/2010	$9.98193	$11.10394	0
01/01/2011 to 12/31/2011	$11.10394	$10.52437	9,737
01/01/2012 to 12/31/2012	$10.52437	$12.10193	88
01/01/2013 to 12/31/2013	$12.10193	$15.77794	78
01/01/2014 to 12/31/2014	$15.77794	$17.15025	77
01/01/2015 to 12/31/2015	$17.15025	$15.52720	80
01/01/2016 to 12/31/2016	$15.52720	$19.04660	75
ProFund VP Real Estate
03/15/2010 to 12/31/2010	$9.96797	$11.56791	0
01/01/2011 to 12/31/2011	$11.56791	$11.95407	228
01/01/2012 to 12/31/2012	$11.95407	$13.81741	75
01/01/2013 to 12/31/2013	$13.81741	$13.64347	86
01/01/2014 to 12/31/2014	$13.64347	$16.82648	79
01/01/2015 to 12/31/2015	$16.82648	$16.65309	79
01/01/2016 to 12/31/2016	$16.65309	$17.36930	81
ProFund VP Small-Cap Growth
03/15/2010 to 12/31/2010	$9.97415	$11.69736	0
01/01/2011 to 12/31/2011	$11.69736	$11.68752	0
01/01/2012 to 12/31/2012	$11.68752	$12.96852	81
01/01/2013 to 12/31/2013	$12.96852	$17.96526	69
01/01/2014 to 12/31/2014	$17.96526	$18.10781	73
01/01/2015 to 12/31/2015	$18.10781	$18.07289	70
01/01/2016 to 12/31/2016	$18.07289	$21.43719	68
ProFund VP Small-Cap Value
03/15/2010 to 12/31/2010	$9.97980	$11.06374	0
01/01/2011 to 12/31/2011	$11.06374	$10.46683	0
01/01/2012 to 12/31/2012	$10.46683	$11.99358	89
01/01/2013 to 12/31/2013	$11.99358	$16.28927	77
01/01/2014 to 12/31/2014	$16.28927	$17.00371	78
01/01/2015 to 12/31/2015	$17.00371	$15.38560	81
01/01/2016 to 12/31/2016	$15.38560	$19.54615	74
ProFund VP Telecommunications
03/15/2010 to 12/31/2010	$10.04635	$12.18496	0
01/01/2011 to 12/31/2011	$12.18496	$12.24533	0
01/01/2012 to 12/31/2012	$12.24533	$14.07491	263
01/01/2013 to 12/31/2013	$14.07491	$15.56073	277
01/01/2014 to 12/31/2014	$15.56073	$15.43746	288
01/01/2015 to 12/31/2015	$15.43746	$15.46080	306
01/01/2016 to 12/31/2016	$15.46080	$18.55578	290
ProFund VP Utilities
03/15/2010 to 12/31/2010	$10.03448	$10.79427	0
01/01/2011 to 12/31/2011	$10.79427	$12.51331	0
01/01/2012 to 12/31/2012	$12.51331	$12.36145	385
01/01/2013 to 12/31/2013	$12.36145	$13.81810	394
01/01/2014 to 12/31/2014	$13.81810	$17.16006	370
01/01/2015 to 12/31/2015	$17.16006	$15.84457	382
01/01/2016 to 12/31/2016	$15.84457	$17.98771	363
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT ADVISOR SERIES

Pruco Life Insurance Company

Statement of Additional Information

ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (1.55%)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96801	$10.83006	0
01/01/2011 to 12/31/2011	$10.83006	$10.37887	0
01/01/2012 to 12/31/2012	$10.37887	$11.50190	0
01/01/2013 to 12/31/2013	$11.50190	$12.45304	0
01/01/2014 to 12/31/2014	$12.45304	$12.72821	0
01/01/2015 to 12/31/2015	$12.72821	$12.12751	0
01/01/2016 to 12/31/2016	$12.12751	$12.69639	0
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97870	$10.93619	0
01/01/2011 to 12/31/2011	$10.93619	$10.77902	0
01/01/2012 to 12/31/2012	$10.77902	$12.06013	0
01/01/2013 to 12/31/2013	$12.06013	$13.83902	0
01/01/2014 to 12/31/2014	$13.83902	$14.45669	0
01/01/2015 to 12/31/2015	$14.45669	$14.34690	0
01/01/2016 to 12/31/2016	$14.34690	$15.12871	0
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00723	$10.83077	0
01/01/2011 to 12/31/2011	$10.83077	$11.04386	0
01/01/2012 to 05/04/2012	$11.04386	$12.00396	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98897	$10.78821	0
01/01/2011 to 12/31/2011	$10.78821	$10.49213	0
01/01/2012 to 12/31/2012	$10.49213	$11.61808	0
01/01/2013 to 12/31/2013	$11.61808	$13.45655	0
01/01/2014 to 12/31/2014	$13.45655	$14.11202	0
01/01/2015 to 12/31/2015	$14.11202	$13.95947	0
01/01/2016 to 12/31/2016	$13.95947	$14.60918	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99872	$9.17315	0
01/01/2012 to 12/31/2012	$9.17315	$10.10507	0
01/01/2013 to 12/31/2013	$10.10507	$11.02813	0
01/01/2014 to 12/31/2014	$11.02813	$11.38867	0
01/01/2015 to 12/31/2015	$11.38867	$10.87580	0
01/01/2016 to 12/31/2016	$10.87580	$11.45282	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99872	$10.50750	0
01/01/2014 to 12/31/2014	$10.50750	$10.71480	0
01/01/2015 to 12/31/2015	$10.71480	$10.57739	0
01/01/2016 to 12/31/2016	$10.57739	$11.07484	0
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00814	$10.11488	0
01/01/2011 to 12/31/2011	$10.11488	$10.18216	0
01/01/2012 to 12/31/2012	$10.18216	$10.49467	0
01/01/2013 to 12/31/2013	$10.49467	$10.10729	0
01/01/2014 to 12/31/2014	$10.10729	$9.94108	0
01/01/2015 to 12/31/2015	$9.94108	$9.83439	0
01/01/2016 to 12/31/2016	$9.83439	$9.84095	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00706	$10.38848	0
01/01/2011 to 12/31/2011	$10.38848	$10.55282	0
01/01/2012 to 12/31/2012	$10.55282	$11.35758	0
01/01/2013 to 12/31/2013	$11.35758	$10.97608	0
01/01/2014 to 12/31/2014	$10.97608	$11.26320	0
01/01/2015 to 12/31/2015	$11.26320	$10.85488	0
01/01/2016 to 12/31/2016	$10.85488	$11.13872	0
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99872	$10.62122	0
01/01/2011 to 12/31/2011	$10.62122	$11.64970	0
01/01/2012 to 12/31/2012	$11.64970	$12.05605	0
01/01/2013 to 12/31/2013	$12.05605	$11.62502	0
01/01/2014 to 12/31/2014	$11.62502	$11.60828	0
01/01/2015 to 12/31/2015	$11.60828	$11.44715	0
01/01/2016 to 12/31/2016	$11.44715	$11.40064	0
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00742	$10.66420	0
01/01/2011 to 12/31/2011	$10.66420	$11.92474	0
01/01/2012 to 12/31/2012	$11.92474	$12.41070	0
01/01/2013 to 12/31/2013	$12.41070	$11.83432	0
01/01/2014 to 12/31/2014	$11.83432	$11.96104	0
01/01/2015 to 12/31/2015	$11.96104	$11.87107	0
01/01/2016 to 12/31/2016	$11.87107	$11.87561	0
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99872	$10.66704	0
01/01/2011 to 12/31/2011	$10.66704	$12.17930	0
01/01/2012 to 12/31/2012	$12.17930	$12.69287	0
01/01/2013 to 12/31/2013	$12.69287	$11.89247	0
01/01/2014 to 12/31/2014	$11.89247	$12.20743	0
01/01/2015 to 12/31/2015	$12.20743	$12.14694	0
01/01/2016 to 12/31/2016	$12.14694	$12.13188	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00954	$10.69797	0
01/01/2011 to 12/31/2011	$10.69797	$12.49931	0
01/01/2012 to 12/31/2012	$12.49931	$13.08297	0
01/01/2013 to 12/31/2013	$13.08297	$12.04088	0
01/01/2014 to 12/31/2014	$12.04088	$12.58437	0
01/01/2015 to 12/31/2015	$12.58437	$12.57847	0
01/01/2016 to 12/31/2016	$12.57847	$12.62611	0
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00847	$10.79994	0
01/01/2011 to 12/31/2011	$10.79994	$12.79118	0
01/01/2012 to 12/31/2012	$12.79118	$13.44822	0
01/01/2013 to 12/31/2013	$13.44822	$12.31293	0
01/01/2014 to 12/31/2014	$12.31293	$13.05322	0
01/01/2015 to 12/31/2015	$13.05322	$13.08001	0
01/01/2016 to 12/31/2016	$13.08001	$13.13953	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99872	$12.05103	0
01/01/2012 to 12/31/2012	$12.05103	$12.55773	0
01/01/2013 to 12/31/2013	$12.55773	$11.15820	0
01/01/2014 to 12/31/2014	$11.15820	$12.12435	0
01/01/2015 to 12/31/2015	$12.12435	$12.18664	0
01/01/2016 to 12/31/2016	$12.18664	$12.21732	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99829	$10.42548	0
01/01/2013 to 12/31/2013	$10.42548	$9.21701	0
01/01/2014 to 12/31/2014	$9.21701	$10.21927	0
01/01/2015 to 12/31/2015	$10.21927	$10.33336	0
01/01/2016 to 12/31/2016	$10.33336	$10.36790	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99914	$8.77173	0
01/01/2014 to 12/31/2014	$8.77173	$9.89576	0
01/01/2015 to 12/31/2015	$9.89576	$10.01907	0
01/01/2016 to 12/31/2016	$10.01907	$10.05214	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99914	$11.33155	0
01/01/2015 to 12/31/2015	$11.33155	$11.37893	0
01/01/2016 to 12/31/2016	$11.37893	$11.47979	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99914	$9.96318	0
01/01/2016 to 12/31/2016	$9.96318	$10.01271	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99829	$9.90452	0
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97188	$10.59729	0
01/01/2011 to 12/31/2011	$10.59729	$9.82054	0
01/01/2012 to 12/31/2012	$9.82054	$10.94753	0
01/01/2013 to 12/31/2013	$10.94753	$14.16528	0
01/01/2014 to 12/31/2014	$14.16528	$15.37733	0
01/01/2015 to 12/31/2015	$15.37733	$14.41767	0
01/01/2016 to 12/31/2016	$14.41767	$16.14573	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97788	$10.86915	0
01/01/2011 to 12/31/2011	$10.86915	$10.44126	0
01/01/2012 to 12/31/2012	$10.44126	$11.68978	0
01/01/2013 to 12/31/2013	$11.68978	$14.11873	0
01/01/2014 to 12/31/2014	$14.11873	$14.87221	0
01/01/2015 to 12/31/2015	$14.87221	$14.71985	0
01/01/2016 to 12/31/2016	$14.71985	$15.48273	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99872	$11.67318	0
01/01/2014 to 12/31/2014	$11.67318	$13.05636	0
01/01/2015 to 12/31/2015	$13.05636	$12.39491	0
01/01/2016 to 12/31/2016	$12.39491	$14.02070	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.96011	$11.82497	0
01/01/2011 to 12/31/2011	$11.82497	$12.40905	0
01/01/2012 to 12/31/2012	$12.40905	$14.09148	0
01/01/2013 to 12/31/2013	$14.09148	$14.30768	0
01/01/2014 to 12/31/2014	$14.30768	$18.44053	0
01/01/2015 to 12/31/2015	$18.44053	$19.03404	0
01/01/2016 to 12/31/2016	$19.03404	$19.64195	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99872	$9.69608	0
01/01/2014 to 12/31/2014	$9.69608	$10.03280	0
01/01/2015 to 12/31/2015	$10.03280	$9.86778	0
01/01/2016 to 12/31/2016	$9.86778	$10.15910	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99872	$10.91761	0
01/01/2011 to 12/31/2011	$10.91761	$10.48290	0
01/01/2012 to 12/31/2012	$10.48290	$11.72752	0
01/01/2013 to 12/31/2013	$11.72752	$13.76530	0
01/01/2014 to 12/31/2014	$13.76530	$14.32687	0
01/01/2015 to 10/16/2015	$14.32687	$14.30295	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97619	$11.05168	0
01/01/2011 to 12/31/2011	$11.05168	$10.71685	0
01/01/2012 to 12/31/2012	$10.71685	$11.67266	0
01/01/2013 to 12/31/2013	$11.67266	$13.18803	0
01/01/2014 to 12/31/2014	$13.18803	$13.39278	0
01/01/2015 to 12/31/2015	$13.39278	$13.31586	0
01/01/2016 to 12/31/2016	$13.31586	$13.66756	0
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99872	$10.75562	0
01/01/2013 to 12/31/2013	$10.75562	$13.18021	0
01/01/2014 to 12/31/2014	$13.18021	$13.38823	0
01/01/2015 to 10/16/2015	$13.38823	$12.83871	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99872	$10.82411	0
01/01/2014 to 12/31/2014	$10.82411	$10.92900	0
01/01/2015 to 10/16/2015	$10.92900	$10.44031	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97039	$11.58372	0
01/01/2011 to 12/31/2011	$11.58372	$10.82971	0
01/01/2012 to 12/31/2012	$10.82971	$13.51939	0
01/01/2013 to 12/31/2013	$13.51939	$13.88849	0
01/01/2014 to 12/31/2014	$13.88849	$15.57699	0
01/01/2015 to 12/31/2015	$15.57699	$15.32181	0
01/01/2016 to 12/31/2016	$15.32181	$15.21989	0
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01872	$10.81678	0
01/01/2011 to 12/31/2011	$10.81678	$10.22791	0
01/01/2012 to 12/31/2012	$10.22791	$12.05932	0
01/01/2013 to 12/31/2013	$12.05932	$15.40316	0
01/01/2014 to 02/07/2014	$15.40316	$15.15479	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99196	$10.80111	0
01/01/2011 to 12/31/2011	$10.80111	$10.04708	0
01/01/2012 to 12/31/2012	$10.04708	$11.83640	0
01/01/2013 to 12/31/2013	$11.83640	$15.56170	0
01/01/2014 to 12/31/2014	$15.56170	$17.33244	0
01/01/2015 to 12/31/2015	$17.33244	$16.27532	0
01/01/2016 to 12/31/2016	$16.27532	$17.87300	0
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.02004	$11.45419	0
01/01/2011 to 12/31/2011	$11.45419	$10.94114	0
01/01/2012 to 12/31/2012	$10.94114	$12.88407	0
01/01/2013 to 12/31/2013	$12.88407	$16.76773	0
01/01/2014 to 12/31/2014	$16.76773	$18.41079	0
01/01/2015 to 12/31/2015	$18.41079	$17.09496	0
01/01/2016 to 12/31/2016	$17.09496	$17.10726	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98846	$10.73764	0
01/01/2011 to 12/31/2011	$10.73764	$10.51779	0
01/01/2012 to 12/31/2012	$10.51779	$11.40350	0
01/01/2013 to 12/31/2013	$11.40350	$12.32932	0
01/01/2014 to 12/31/2014	$12.32932	$12.62882	0
01/01/2015 to 12/31/2015	$12.62882	$12.31990	0
01/01/2016 to 12/31/2016	$12.31990	$12.76684	0
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96535	$11.52945	0
01/01/2011 to 12/31/2011	$11.52945	$11.49876	0
01/01/2012 to 12/31/2012	$11.49876	$13.09649	0
01/01/2013 to 12/31/2013	$13.09649	$17.89785	0
01/01/2014 to 12/31/2014	$17.89785	$18.88875	0
01/01/2015 to 12/31/2015	$18.88875	$17.57429	0
01/01/2016 to 12/31/2016	$17.57429	$21.50906	0
AST Government Money Market Portfolio formerly, AST Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99872	$9.87649	0
01/01/2011 to 12/31/2011	$9.87649	$9.72586	0
01/01/2012 to 12/31/2012	$9.72586	$9.57551	0
01/01/2013 to 12/31/2013	$9.57551	$9.42688	0
01/01/2014 to 12/31/2014	$9.42688	$9.28081	0
01/01/2015 to 12/31/2015	$9.28081	$9.13706	0
01/01/2016 to 12/31/2016	$9.13706	$8.99556	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98469	$10.79940	0
01/01/2011 to 12/31/2011	$10.79940	$10.96965	0
01/01/2012 to 12/31/2012	$10.96965	$12.29770	0
01/01/2013 to 12/31/2013	$12.29770	$12.97650	0
01/01/2014 to 12/31/2014	$12.97650	$13.10215	0
01/01/2015 to 12/31/2015	$13.10215	$12.43940	0
01/01/2016 to 12/31/2016	$12.43940	$14.13264	0
AST Hotchkis & Wiley Large-Cap Value Portfolio formerly, AST Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99070	$10.65498	0
01/01/2011 to 12/31/2011	$10.65498	$10.05116	0
01/01/2012 to 12/31/2012	$10.05116	$11.56610	0
01/01/2013 to 12/31/2013	$11.56610	$15.92568	0
01/01/2014 to 12/31/2014	$15.92568	$17.83414	0
01/01/2015 to 12/31/2015	$17.83414	$16.18184	0
01/01/2016 to 12/31/2016	$16.18184	$19.09970	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92955	$11.29542	0
01/01/2011 to 12/31/2011	$11.29542	$9.68328	0
01/01/2012 to 12/31/2012	$9.68328	$11.47463	0
01/01/2013 to 12/31/2013	$11.47463	$13.44960	0
01/01/2014 to 12/31/2014	$13.44960	$12.50960	0
01/01/2015 to 12/31/2015	$12.50960	$12.70346	0
01/01/2016 to 12/31/2016	$12.70346	$12.03453	0
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92942	$10.83245	0
01/01/2011 to 12/31/2011	$10.83245	$9.32641	0
01/01/2012 to 12/31/2012	$9.32641	$10.71291	0
01/01/2013 to 12/31/2013	$10.71291	$12.60004	0
01/01/2014 to 12/31/2014	$12.60004	$11.57314	0
01/01/2015 to 12/31/2015	$11.57314	$11.48681	0
01/01/2016 to 12/31/2016	$11.48681	$11.37476	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97695	$10.90910	0
01/01/2011 to 12/31/2011	$10.90910	$10.67909	0
01/01/2012 to 12/31/2012	$10.67909	$11.94145	0
01/01/2013 to 12/31/2013	$11.94145	$13.67052	0
01/01/2014 to 12/31/2014	$13.67052	$14.31525	0
01/01/2015 to 12/31/2015	$14.31525	$13.94574	0
01/01/2016 to 12/31/2016	$13.94574	$14.44632	0
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92207	$10.59379	0
01/01/2011 to 12/31/2011	$10.59379	$9.47546	0
01/01/2012 to 12/31/2012	$9.47546	$11.37219	0
01/01/2013 to 12/31/2013	$11.37219	$12.91575	0
01/01/2014 to 12/31/2014	$12.91575	$11.90621	0
01/01/2015 to 12/31/2015	$11.90621	$11.39406	0
01/01/2016 to 12/31/2016	$11.39406	$11.43457	0
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99872	$10.62393	0
01/01/2011 to 12/31/2011	$10.62393	$10.48389	0
01/01/2012 to 12/31/2012	$10.48389	$11.42759	0
01/01/2013 to 12/31/2013	$11.42759	$12.49175	0
01/01/2014 to 12/31/2014	$12.49175	$12.96822	0
01/01/2015 to 12/31/2015	$12.96822	$12.74390	0
01/01/2016 to 12/31/2016	$12.74390	$13.02832	0
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97157	$10.81336	0
01/01/2011 to 12/31/2011	$10.81336	$10.71648	0
01/01/2012 to 12/31/2012	$10.71648	$12.15248	0
01/01/2013 to 12/31/2013	$12.15248	$16.33034	0
01/01/2014 to 12/31/2014	$16.33034	$17.60515	0
01/01/2015 to 12/31/2015	$17.60515	$19.17549	0
01/01/2016 to 12/31/2016	$19.17549	$18.60239	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99282	$11.34431	0
01/01/2011 to 12/31/2011	$11.34431	$11.06660	0
01/01/2012 to 12/31/2012	$11.06660	$12.23126	0
01/01/2013 to 12/31/2013	$12.23126	$16.45036	0
01/01/2014 to 12/31/2014	$16.45036	$17.91043	0
01/01/2015 to 12/31/2015	$17.91043	$19.40882	0
01/01/2016 to 12/31/2016	$19.40882	$20.17409	0
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98889	$10.85859	0
01/01/2011 to 12/31/2011	$10.85859	$11.77788	0
01/01/2012 to 12/31/2012	$11.77788	$12.28266	0
01/01/2013 to 12/31/2013	$12.28266	$11.85041	0
01/01/2014 to 12/31/2014	$11.85041	$12.41206	0
01/01/2015 to 12/31/2015	$12.41206	$12.14827	0
01/01/2016 to 12/31/2016	$12.14827	$12.27154	0
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98785	$10.93228	0
01/01/2011 to 12/31/2011	$10.93228	$10.42591	0
01/01/2012 to 12/31/2012	$10.42591	$12.63293	0
01/01/2013 to 12/31/2013	$12.63293	$15.87405	0
01/01/2014 to 12/31/2014	$15.87405	$16.19536	0
01/01/2015 to 12/31/2015	$16.19536	$15.71066	0
01/01/2016 to 12/31/2016	$15.71066	$16.56771	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99872	$10.90783	0
01/01/2011 to 12/31/2011	$10.90783	$10.67520	0
01/01/2012 to 12/31/2012	$10.67520	$12.30498	0
01/01/2013 to 12/31/2013	$12.30498	$16.56112	0
01/01/2014 to 12/31/2014	$16.56112	$17.72458	0
01/01/2015 to 12/31/2015	$17.72458	$18.71127	0
01/01/2016 to 12/31/2016	$18.71127	$18.77395	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99872	$10.20064	0
01/01/2013 to 12/31/2013	$10.20064	$13.50766	0
01/01/2014 to 12/31/2014	$13.50766	$14.65708	0
01/01/2015 to 12/31/2015	$14.65708	$14.32556	0
01/01/2016 to 12/31/2016	$14.32556	$16.00033	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02863	$10.07251	0
01/01/2012 to 12/31/2012	$10.07251	$10.39943	0
01/01/2013 to 12/31/2013	$10.39943	$9.94819	0
01/01/2014 to 12/31/2014	$9.94819	$10.29844	0
01/01/2015 to 10/16/2015	$10.29844	$10.27892	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95901	$11.96429	0
01/01/2011 to 12/31/2011	$11.96429	$11.97771	0
01/01/2012 to 12/31/2012	$11.97771	$13.25202	0
01/01/2013 to 12/31/2013	$13.25202	$17.30115	0
01/01/2014 to 12/31/2014	$17.30115	$18.38525	0
01/01/2015 to 10/16/2015	$18.38525	$18.86822	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97314	$11.46621	0
01/01/2011 to 04/29/2011	$11.46621	$12.86545	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99127	$11.27254	0
01/01/2011 to 12/31/2011	$11.27254	$10.82229	0
01/01/2012 to 12/31/2012	$10.82229	$12.47926	0
01/01/2013 to 12/31/2013	$12.47926	$17.44688	0
01/01/2014 to 12/31/2014	$17.44688	$19.62421	0
01/01/2015 to 12/31/2015	$19.62421	$18.23094	0
01/01/2016 to 12/31/2016	$18.23094	$21.22102	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99872	$10.33078	0
01/01/2013 to 12/31/2013	$10.33078	$12.09438	0
01/01/2014 to 12/31/2014	$12.09438	$12.51882	0
01/01/2015 to 12/31/2015	$12.51882	$12.17179	0
01/01/2016 to 12/31/2016	$12.17179	$12.50136	0
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93919	$11.71470	0
01/01/2011 to 12/31/2011	$11.71470	$9.19541	0
01/01/2012 to 12/31/2012	$9.19541	$10.67589	0
01/01/2013 to 12/31/2013	$10.67589	$10.53387	0
01/01/2014 to 12/31/2014	$10.53387	$9.88493	0
01/01/2015 to 12/31/2015	$9.88493	$8.10388	0
01/01/2016 to 12/31/2016	$8.10388	$8.96481	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98968	$10.63280	0
01/01/2011 to 12/31/2011	$10.63280	$10.57239	0
01/01/2012 to 12/31/2012	$10.57239	$11.48809	0
01/01/2013 to 12/31/2013	$11.48809	$12.35185	0
01/01/2014 to 12/31/2014	$12.35185	$12.86264	0
01/01/2015 to 12/31/2015	$12.86264	$12.68150	0
01/01/2016 to 12/31/2016	$12.68150	$13.17510	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01864	$10.07242	0
01/01/2012 to 12/31/2012	$10.07242	$10.62108	0
01/01/2013 to 12/31/2013	$10.62108	$10.21460	0
01/01/2014 to 12/31/2014	$10.21460	$10.66578	0
01/01/2015 to 12/31/2015	$10.66578	$10.47236	0
01/01/2016 to 12/31/2016	$10.47236	$10.74430	0
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96371	$11.54739	0
01/01/2011 to 12/31/2011	$11.54739	$10.66208	0
01/01/2012 to 12/31/2012	$10.66208	$11.85289	0
01/01/2013 to 12/31/2013	$11.85289	$13.65609	0
01/01/2014 to 12/31/2014	$13.65609	$14.68096	0
01/01/2015 to 12/31/2015	$14.68096	$14.36486	0
01/01/2016 to 12/31/2016	$14.36486	$15.57026	0
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99872	$10.92795	0
01/01/2011 to 12/31/2011	$10.92795	$11.13076	0
01/01/2012 to 12/31/2012	$11.13076	$13.01860	0
01/01/2013 to 12/31/2013	$13.01860	$16.97311	0
01/01/2014 to 12/31/2014	$16.97311	$19.58640	0
01/01/2015 to 12/31/2015	$19.58640	$19.87649	0
01/01/2016 to 12/31/2016	$19.87649	$22.47427	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99872	$8.90596	0
01/01/2012 to 12/31/2012	$8.90596	$9.92148	0
01/01/2013 to 12/31/2013	$9.92148	$11.95543	0
01/01/2014 to 12/31/2014	$11.95543	$12.53531	0
01/01/2015 to 12/31/2015	$12.53531	$12.35957	0
01/01/2016 to 12/31/2016	$12.35957	$12.93763	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98778	$10.82212	0
01/01/2011 to 12/31/2011	$10.82212	$10.46108	0
01/01/2012 to 12/31/2012	$10.46108	$11.35774	0
01/01/2013 to 12/31/2013	$11.35774	$12.57257	0
01/01/2014 to 12/31/2014	$12.57257	$13.01383	0
01/01/2015 to 12/31/2015	$13.01383	$12.79084	0
01/01/2016 to 12/31/2016	$12.79084	$13.19931	0
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97797	$11.01019	0
01/01/2011 to 12/31/2011	$11.01019	$10.58080	0
01/01/2012 to 12/31/2012	$10.58080	$12.07310	0
01/01/2013 to 12/31/2013	$12.07310	$14.03259	0
01/01/2014 to 12/31/2014	$14.03259	$14.56556	0
01/01/2015 to 12/31/2015	$14.56556	$14.26195	0
01/01/2016 to 12/31/2016	$14.26195	$14.99866	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98260	$10.80111	0
01/01/2011 to 12/31/2011	$10.80111	$10.27434	0
01/01/2012 to 12/31/2012	$10.27434	$11.24142	0
01/01/2013 to 12/31/2013	$11.24142	$12.66080	0
01/01/2014 to 12/31/2014	$12.66080	$12.84298	0
01/01/2015 to 10/16/2015	$12.84298	$12.50178	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97205	$12.19873	0
01/01/2011 to 12/31/2011	$12.19873	$10.43525	0
01/01/2012 to 12/31/2012	$10.43525	$12.33558	0
01/01/2013 to 12/31/2013	$12.33558	$17.10075	0
01/01/2014 to 12/31/2014	$17.10075	$17.66752	0
01/01/2015 to 12/31/2015	$17.66752	$17.62586	0
01/01/2016 to 12/31/2016	$17.62586	$18.68927	0
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96110	$12.66040	0
01/01/2011 to 12/31/2011	$12.66040	$12.34240	0
01/01/2012 to 12/31/2012	$12.34240	$13.63036	0
01/01/2013 to 12/31/2013	$13.63036	$18.13916	0
01/01/2014 to 12/31/2014	$18.13916	$18.54003	0
01/01/2015 to 12/31/2015	$18.54003	$18.39607	0
01/01/2016 to 12/31/2016	$18.39607	$20.29869	0
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96453	$11.50590	0
01/01/2011 to 12/31/2011	$11.50590	$10.65082	0
01/01/2012 to 12/31/2012	$10.65082	$12.38985	0
01/01/2013 to 12/31/2013	$12.38985	$16.76002	0
01/01/2014 to 12/31/2014	$16.76002	$17.36948	0
01/01/2015 to 12/31/2015	$17.36948	$16.36331	0
01/01/2016 to 12/31/2016	$16.36331	$20.81498	0
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99241	$10.72920	0
01/01/2011 to 12/31/2011	$10.72920	$10.77267	0
01/01/2012 to 12/31/2012	$10.77267	$12.03687	0
01/01/2013 to 12/31/2013	$12.03687	$13.84512	0
01/01/2014 to 12/31/2014	$13.84512	$14.43195	0
01/01/2015 to 12/31/2015	$14.43195	$14.21424	0
01/01/2016 to 12/31/2016	$14.21424	$15.05022	0
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98606	$10.57407	0
01/01/2011 to 12/31/2011	$10.57407	$10.23980	0
01/01/2012 to 12/31/2012	$10.23980	$11.81994	0
01/01/2013 to 12/31/2013	$11.81994	$15.09115	0
01/01/2014 to 12/31/2014	$15.09115	$15.96666	0
01/01/2015 to 10/16/2015	$15.96666	$14.81476	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97129	$11.17478	0
01/01/2011 to 12/31/2011	$11.17478	$10.81531	0
01/01/2012 to 12/31/2012	$10.81531	$12.51952	0
01/01/2013 to 12/31/2013	$12.51952	$17.75193	0
01/01/2014 to 12/31/2014	$17.75193	$18.93530	0
01/01/2015 to 12/31/2015	$18.93530	$20.42839	0
01/01/2016 to 12/31/2016	$20.42839	$20.65507	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85997	$11.51568	0
01/01/2011 to 12/31/2011	$11.51568	$9.64600	0
01/01/2012 to 12/31/2012	$9.64600	$9.83972	0
01/01/2013 to 12/31/2013	$9.83972	$11.17722	0
01/01/2014 to 12/31/2014	$11.17722	$10.08394	0
01/01/2015 to 12/31/2015	$10.08394	$8.01629	0
01/01/2016 to 12/31/2016	$8.01629	$9.83507	0
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98040	$10.34648	0
01/01/2011 to 12/31/2011	$10.34648	$10.60636	0
01/01/2012 to 12/31/2012	$10.60636	$10.98741	0
01/01/2013 to 12/31/2013	$10.98741	$10.41107	0
01/01/2014 to 12/31/2014	$10.41107	$10.30674	0
01/01/2015 to 12/31/2015	$10.30674	$9.67848	0
01/01/2016 to 12/31/2016	$9.67848	$9.94404	0
AST Value Equity Portfolio formerly, AST Herndon Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98632	$10.70454	0
01/01/2011 to 12/31/2011	$10.70454	$10.48691	0
01/01/2012 to 12/31/2012	$10.48691	$11.70777	0
01/01/2013 to 12/31/2013	$11.70777	$15.51777	0
01/01/2014 to 12/31/2014	$15.51777	$15.51535	0
01/01/2015 to 12/31/2015	$15.51535	$14.34863	0
01/01/2016 to 12/31/2016	$14.34863	$14.99238	0
AST WEDGE Capital Mid-Cap Value Portfolio formerly, AST Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98898	$11.54064	0
01/01/2011 to 12/31/2011	$11.54064	$10.96975	0
01/01/2012 to 12/31/2012	$10.96975	$12.78777	0
01/01/2013 to 12/31/2013	$12.78777	$16.67049	0
01/01/2014 to 12/31/2014	$16.67049	$18.86897	0
01/01/2015 to 12/31/2015	$18.86897	$17.34887	0
01/01/2016 to 12/31/2016	$17.34887	$19.47100	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99872	$8.84345	0
01/01/2012 to 12/31/2012	$8.84345	$9.66456	0
01/01/2013 to 12/31/2013	$9.66456	$11.46554	0
01/01/2014 to 12/31/2014	$11.46554	$11.90913	0
01/01/2015 to 12/31/2015	$11.90913	$11.65045	0
01/01/2016 to 12/31/2016	$11.65045	$12.21862	0
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99872	$10.43588	0
01/01/2011 to 12/31/2011	$10.43588	$10.89333	0
01/01/2012 to 12/31/2012	$10.89333	$11.56644	0
01/01/2013 to 12/31/2013	$11.56644	$11.21717	0
01/01/2014 to 12/31/2014	$11.21717	$11.83811	0
01/01/2015 to 12/31/2015	$11.83811	$11.79873	0
01/01/2016 to 12/31/2016	$11.79873	$12.21446	0
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97124	$10.67680	0
01/01/2011 to 12/31/2011	$10.67680	$10.33586	0
01/01/2012 to 09/21/2012	$10.33586	$11.58808	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
03/15/2010 to 12/31/2010	$10.03861	$11.03801	0
01/01/2011 to 12/31/2011	$11.03801	$11.62200	0
01/01/2012 to 12/31/2012	$11.62200	$12.68401	0
01/01/2013 to 12/31/2013	$12.68401	$16.04043	0
01/01/2014 to 12/31/2014	$16.04043	$17.40696	0
01/01/2015 to 12/31/2015	$17.40696	$17.85057	0
01/01/2016 to 12/31/2016	$17.85057	$18.19733	0
ProFund VP Consumer Services
03/15/2010 to 12/31/2010	$10.02716	$11.23714	0
01/01/2011 to 12/31/2011	$11.23714	$11.67164	0
01/01/2012 to 12/31/2012	$11.67164	$14.02974	0
01/01/2013 to 12/31/2013	$14.02974	$19.31921	0
01/01/2014 to 12/31/2014	$19.31921	$21.38981	0
01/01/2015 to 12/31/2015	$21.38981	$22.04579	0
01/01/2016 to 12/31/2016	$22.04579	$22.61343	0
ProFund VP Financials
03/15/2010 to 12/31/2010	$9.98595	$10.20757	0
01/01/2011 to 12/31/2011	$10.20757	$8.65952	0
01/01/2012 to 12/31/2012	$8.65952	$10.63338	0
01/01/2013 to 12/31/2013	$10.63338	$13.82667	0
01/01/2014 to 12/31/2014	$13.82667	$15.37063	0
01/01/2015 to 12/31/2015	$15.37063	$14.90621	0
01/01/2016 to 12/31/2016	$14.90621	$16.92407	0
ProFund VP Health Care
03/15/2010 to 12/31/2010	$10.04765	$9.86192	0
01/01/2011 to 12/31/2011	$9.86192	$10.69120	0
01/01/2012 to 12/31/2012	$10.69120	$12.35718	0
01/01/2013 to 12/31/2013	$12.35718	$17.00258	0
01/01/2014 to 12/31/2014	$17.00258	$20.70598	0
01/01/2015 to 12/31/2015	$20.70598	$21.40911	0
01/01/2016 to 12/31/2016	$21.40911	$20.22390	0
ProFund VP Industrials
03/15/2010 to 12/31/2010	$10.00829	$11.41249	0
01/01/2011 to 12/31/2011	$11.41249	$11.03529	0
01/01/2012 to 12/31/2012	$11.03529	$12.58034	0
01/01/2013 to 12/31/2013	$12.58034	$17.11531	0
01/01/2014 to 12/31/2014	$17.11531	$17.78982	0
01/01/2015 to 12/31/2015	$17.78982	$16.91500	0
01/01/2016 to 12/31/2016	$16.91500	$19.57558	0
ProFund VP Large-Cap Growth
03/15/2010 to 12/31/2010	$9.98855	$10.94807	0
01/01/2011 to 12/31/2011	$10.94807	$11.11603	0
01/01/2012 to 12/31/2012	$11.11603	$12.33521	0
01/01/2013 to 12/31/2013	$12.33521	$15.86803	0
01/01/2014 to 12/31/2014	$15.86803	$17.64163	0
01/01/2015 to 12/31/2015	$17.64163	$18.02070	0
01/01/2016 to 12/31/2016	$18.02070	$18.63182	0
ProFund VP Large-Cap Value
03/15/2010 to 12/31/2010	$10.01448	$10.67678	0
01/01/2011 to 12/31/2011	$10.67678	$10.37700	0
01/01/2012 to 12/31/2012	$10.37700	$11.79127	0
01/01/2013 to 12/31/2013	$11.79127	$15.07869	0
01/01/2014 to 12/31/2014	$15.07869	$16.39998	0
01/01/2015 to 12/31/2015	$16.39998	$15.38119	0
01/01/2016 to 12/31/2016	$15.38119	$17.48009	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
ProFund VP Mid-Cap Growth
03/15/2010 to 12/31/2010	$9.97444	$11.71383	0
01/01/2011 to 12/31/2011	$11.71383	$11.19877	0
01/01/2012 to 12/31/2012	$11.19877	$12.72056	0
01/01/2013 to 12/31/2013	$12.72056	$16.34622	0
01/01/2014 to 12/31/2014	$16.34622	$17.04100	0
01/01/2015 to 12/31/2015	$17.04100	$16.82444	0
01/01/2016 to 12/31/2016	$16.82444	$18.69705	0
ProFund VP Mid-Cap Value
03/15/2010 to 12/31/2010	$9.98176	$11.08583	0
01/01/2011 to 12/31/2011	$11.08583	$10.48597	0
01/01/2012 to 12/31/2012	$10.48597	$12.03322	0
01/01/2013 to 12/31/2013	$12.03322	$15.65661	0
01/01/2014 to 12/31/2014	$15.65661	$16.98392	0
01/01/2015 to 12/31/2015	$16.98392	$15.34548	0
01/01/2016 to 12/31/2016	$15.34548	$18.78575	0
ProFund VP Real Estate
03/15/2010 to 12/31/2010	$9.96781	$11.54906	0
01/01/2011 to 12/31/2011	$11.54906	$11.91048	0
01/01/2012 to 12/31/2012	$11.91048	$13.73909	0
01/01/2013 to 12/31/2013	$13.73909	$13.53864	0
01/01/2014 to 12/31/2014	$13.53864	$16.66327	0
01/01/2015 to 12/31/2015	$16.66327	$16.45819	0
01/01/2016 to 12/31/2016	$16.45819	$17.13128	0
ProFund VP Small-Cap Growth
03/15/2010 to 12/31/2010	$9.97398	$11.67823	0
01/01/2011 to 12/31/2011	$11.67823	$11.64477	0
01/01/2012 to 12/31/2012	$11.64477	$12.89491	0
01/01/2013 to 12/31/2013	$12.89491	$17.82707	0
01/01/2014 to 12/31/2014	$17.82707	$17.93212	0
01/01/2015 to 12/31/2015	$17.93212	$17.86121	0
01/01/2016 to 12/31/2016	$17.86121	$21.14323	0
ProFund VP Small-Cap Value
03/15/2010 to 12/31/2010	$9.97963	$11.04567	0
01/01/2011 to 12/31/2011	$11.04567	$10.42854	0
01/01/2012 to 12/31/2012	$10.42854	$11.92528	0
01/01/2013 to 12/31/2013	$11.92528	$16.16371	0
01/01/2014 to 12/31/2014	$16.16371	$16.83844	0
01/01/2015 to 12/31/2015	$16.83844	$15.20513	0
01/01/2016 to 12/31/2016	$15.20513	$19.27780	0
ProFund VP Telecommunications
03/15/2010 to 12/31/2010	$10.04618	$12.16509	0
01/01/2011 to 12/31/2011	$12.16509	$12.20059	0
01/01/2012 to 12/31/2012	$12.20059	$13.99506	0
01/01/2013 to 12/31/2013	$13.99506	$15.44107	0
01/01/2014 to 12/31/2014	$15.44107	$15.28780	0
01/01/2015 to 12/31/2015	$15.28780	$15.27982	0
01/01/2016 to 12/31/2016	$15.27982	$18.30150	0
ProFund VP Utilities
03/15/2010 to 12/31/2010	$10.03432	$10.77660	0
01/01/2011 to 12/31/2011	$10.77660	$12.46761	0
01/01/2012 to 12/31/2012	$12.46761	$12.29128	0
01/01/2013 to 12/31/2013	$12.29128	$13.71177	0
01/01/2014 to 12/31/2014	$13.71177	$16.99349	0
01/01/2015 to 12/31/2015	$16.99349	$15.65894	0
01/01/2016 to 12/31/2016	$15.65894	$17.74112	0
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345
Net Assets	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

NET ASSETS, representing:
Accumulation units	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345
	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

Units outstanding	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901

Portfolio shares held	9,641,089	12,096,845	3,961,683	433,953	592,198
Portfolio net asset value per share	$10.00	$12.28	$40.96	$25.99	$24.18
Investment in portfolio shares, at cost	$96,410,894	$134,806,127	$107,011,216	$7,510,268	$9,287,063

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$97,140	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,513,122	2,204,243	2,349,213	159,895	208,183
NET INVESTMENT INCOME (LOSS)	(1,415,982)	(2,204,243)	(2,349,213)	(159,895)	(208,183)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,962,348	6,599,432	590,054	813,920
Net change in unrealized gain (loss) on investments	—	6,906,494	(1,236,079)	355,892	234,651
NET GAIN (LOSS) ON INVESTMENTS	—	8,868,842	5,363,353	945,946	1,048,571

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,415,982)	$6,664,599	$3,014,140	$786,051	$840,388

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305
Net Assets	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

NET ASSETS, representing:
Accumulation units	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305
	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

Units outstanding	78,961,808	31,833,690	681,242	91,196,336	22,600,017

Portfolio shares held	8,559,937	29,177,154	136,278	5,386,349	1,893,575
Portfolio net asset value per share	$27.08	$5.10	$26.89	$50.70	$27.50
Investment in portfolio shares, at cost	$162,944,139	$153,613,042	$4,666,935	$190,574,631	$37,059,738

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$9,647,814	$—	$4,965,956	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,375,020	2,242,117	49,055	3,977,564	781,840
NET INVESTMENT INCOME (LOSS)	(3,375,020)	7,405,697	(49,055)	988,392	(781,840)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	13,200,123	—
Net realized gain (loss) on shares redeemed	7,087,142	(1,958,636)	(233,985)	10,996,202	1,800,923
Net change in unrealized gain (loss) on investments	16,797,157	14,811,655	1,048,354	917,248	415,856
NET GAIN (LOSS) ON INVESTMENTS	23,884,299	12,853,019	814,369	25,113,573	2,216,779

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,509,279	$20,258,716	$765,314	$26,101,965	$1,434,939
The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927
Net Assets	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

NET ASSETS, representing:
Accumulation units	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927
	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

Units outstanding	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185

Portfolio shares held	5,478,376	1,747,121	1,209,816	2,332,870	2,070,848
Portfolio net asset value per share	$45.13	$34.08	$14.27	$28.34	$34.58
Investment in portfolio shares, at cost	$126,691,085	$29,625,509	$16,176,800	$49,801,506	$54,649,517

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$184,364	$1,441,948	$548,715

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	3,729,468	749,011	246,631	863,441	1,021,470
NET INVESTMENT INCOME (LOSS)	(3,729,468)	(749,011)	(62,267)	578,507	(472,755)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	633,751	6,119,764	4,918,295
Net realized gain (loss) on shares redeemed	18,006,727	3,488,108	194,971	2,053,725	2,743,348
Net change in unrealized gain (loss) on investments	(21,795,481)	9,477,839	(635,256)	1,413,941	(1,017,767)
NET GAIN (LOSS) ON INVESTMENTS	(3,788,754)	12,965,947	193,466	9,587,430	6,643,876

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,518,222)	$12,216,936	$131,199	$10,165,937	$6,171,121

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117
Net Assets	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

NET ASSETS, representing:
Accumulation units	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117
	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

Units outstanding	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353

Portfolio shares held	1,718,331	2,099,208	653,039	1,350,570	2,624,916
Portfolio net asset value per share	$28.93	$24.79	$26.00	$38.76	$10.48
Investment in portfolio shares, at cost	$47,379,688	$67,197,232	$13,090,538	$35,434,690	$18,581,832

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$280,873	$2,715,016	$133,909	$24,072	$440,511

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	733,703	751,727	239,785	764,518	352,677
NET INVESTMENT INCOME (LOSS)	(452,830)	1,963,289	(105,876)	(740,446)	87,834

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,230,319	1,484,018	1,718,686	3,283,816	—
Net realized gain (loss) on shares redeemed	510,837	(1,718,607)	751,686	2,726,016	980,734
Net change in unrealized gain (loss) on investments	(3,837,072)	(6,554,254)	(1,160,657)	(4,774,216)	3,349,662
NET GAIN (LOSS) ON INVESTMENTS	(95,916)	(6,788,843)	1,309,715	1,235,616	4,330,396

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(548,746)	$(4,825,554)	$1,203,839	$495,170	$4,418,230

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305
Net Assets	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

NET ASSETS, representing:
Accumulation units	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305
	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

Units outstanding	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785

Portfolio shares held	1,364,436	1,681,947	2,645,835	155,020	3,985,776
Portfolio net asset value per share	$16.27	$23.94	$9.10	$43.32	$23.46
Investment in portfolio shares, at cost	$28,291,451	$21,995,079	$28,073,889	$5,485,289	$49,639,436

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$289,544	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	318,647	582,403	327,721	99,934	1,351,893
NET INVESTMENT INCOME (LOSS)	(318,647)	(582,403)	(38,177)	(99,934)	(1,351,893)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,698,926	—	3,467,792	837,523	—
Net realized gain (loss) on shares redeemed	(978,975)	2,972,806	(473,805)	500,861	5,110,328
Net change in unrealized gain (loss) on investments	(840,012)	(2,503,299)	(691,676)	(1,237,826)	14,661,874
NET GAIN (LOSS) ON INVESTMENTS	879,939	469,507	2,302,311	100,558	19,772,202

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$561,292	$(112,896)	$2,264,134	$624	$18,420,309

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128
Net Assets	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

NET ASSETS, representing:
Accumulation units	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128
	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

Units outstanding	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924

Portfolio shares held	320,272	8,169,104	4,592,526	18,791,975	21,994,043
Portfolio net asset value per share	$28.31	$12.08	$5.92	$28.32	$10.89
Investment in portfolio shares, at cost	$7,725,716	$59,355,262	$28,304,818	$439,844,417	$195,625,934

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$36,741	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	159,958	1,601,742	464,087	7,074,370	3,657,305
NET INVESTMENT INCOME (LOSS)	(123,217)	(1,601,742)	(464,087)	(7,074,370)	(3,657,305)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	609,785	—	—	—	—
Net realized gain (loss) on shares redeemed	240,680	5,277,354	(121,188)	8,088,537	15,007,114
Net change in unrealized gain (loss) on investments	(886,719)	(1,252,250)	(986,398)	44,272,220	(7,087,497)
NET GAIN (LOSS) ON INVESTMENTS	(36,254)	4,025,104	(1,107,586)	52,360,757	7,919,617

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(159,471)	$2,423,362	$(1,571,673)	$45,286,387	$4,262,312

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957
Net Assets	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

NET ASSETS, representing:
Accumulation units	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957
	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

Units outstanding	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838

Portfolio shares held	87,259,082	8,736,593	21,585,220	9,088,442	4,888,136
Portfolio net asset value per share	$17.05	$12.99	$9.37	$15.53	$21.75
Investment in portfolio shares, at cost	$1,224,433,196	$91,895,780	$174,319,229	$108,175,888	$81,280,491

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	24,532,704	1,776,768	2,836,700	2,166,393	1,602,513
NET INVESTMENT INCOME (LOSS)	(24,532,704)	(1,776,768)	(2,836,700)	(2,166,393)	(1,602,513)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,969,647	4,872,819	4,939,651	8,589,606	6,566,361
Net change in unrealized gain (loss) on investments	3,459,274	393,742	20,914,273	410,687	5,913,482
NET GAIN (LOSS) ON INVESTMENTS	51,428,921	5,266,561	25,853,924	9,000,293	12,479,843

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,896,217	$3,489,793	$23,017,224	$6,833,900	$10,877,330

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357
Net Assets	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

NET ASSETS, representing:
Accumulation units	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357
	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

Units outstanding	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608

Portfolio shares held	5,245,875	66,964,573	16,468,876	53,002,029	10,406,036
Portfolio net asset value per share	$26.68	$7.42	$24.96	$12.23	$37.50
Investment in portfolio shares, at cost	$101,351,238	$457,785,006	$280,306,290	$618,013,110	$291,693,518

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,626,093	7,801,033	4,499,361	9,063,930	5,721,913
NET INVESTMENT INCOME (LOSS)	(1,626,093)	(7,801,033)	(4,499,361)	(9,063,930)	(5,721,913)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,953,867	3,241,257	21,696,180	9,268,044	26,464,505
Net change in unrealized gain (loss) on investments	20,931,057	(2,992,111)	44,328,897	7,335,969	(10,289,891)
NET GAIN (LOSS) ON INVESTMENTS	26,884,924	249,146	66,025,077	16,604,013	16,174,614

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,258,831	$(7,551,887)	$61,525,716	$7,540,083	$10,452,701

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467
Net Assets	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

NET ASSETS, representing:
Accumulation units	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467
	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

Units outstanding	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163

Portfolio shares held	7,046,124	10,886,810	15,299,445	8,922,058	12,655,700
Portfolio net asset value per share	$18.14	$30.68	$10.56	$24.99	$20.96
Investment in portfolio shares, at cost	$100,784,581	$246,932,892	$160,658,790	$173,802,531	$249,964,878

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	1,751,618	4,522,725	2,563,309	2,936,183	4,029,215
NET INVESTMENT INCOME (LOSS)	(1,751,618)	(4,522,725)	(2,563,309)	(2,936,183)	(4,029,215)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,468,168	16,425,788	20,709	9,036,439	(12,751,068)
Net change in unrealized gain (loss) on investments	(6,082,854)	28,523,997	2,572,535	16,440,813	61,715,035
NET GAIN (LOSS) ON INVESTMENTS	1,385,314	44,949,785	2,593,244	25,477,252	48,963,967

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(366,304)	$40,427,060	$29,935	$22,541,069	$44,934,752

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842
Net Assets	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

NET ASSETS, representing:
Accumulation units	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842
	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

Units outstanding	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258

Portfolio shares held	417,626,066	21,746,781	7,496,785	15,980,495	112,842,557
Portfolio net asset value per share	$25.38	$16.57	$23.76	$10.78	$13.39
Investment in portfolio shares, at cost	$8,602,013,261	$298,429,899	$167,350,752	$172,584,015	$1,270,999,427

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	161,380,659	5,231,437	2,867,283	2,180,133	23,628,622
NET INVESTMENT INCOME (LOSS)	(161,380,659)	(5,231,437)	(2,867,283)	(2,180,133)	(23,628,622)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	214,493,935	13,957,971	(1,051,609)	(4,051,847)	38,654,255
Net change in unrealized gain (loss) on investments	470,979,823	5,711,870	2,149,207	10,717,184	39,177,367
NET GAIN (LOSS) ON INVESTMENTS	685,473,758	19,669,841	1,097,598	6,665,337	77,831,622

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$524,093,099	$14,438,404	$(1,769,685)	$4,485,204	$54,203,000

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284
Net Assets	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

NET ASSETS, representing:
Accumulation units	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284
	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

Units outstanding	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644

Portfolio shares held	481,804,232	230,804,351	451,138,950	288,139,132	261,704,493
Portfolio net asset value per share	$16.10	$13.43	$15.70	$14.71	$12.75
Investment in portfolio shares, at cost	$5,896,234,724	$2,628,873,610	$5,364,332,278	$3,459,472,640	$2,770,109,078

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	120,782,146	53,070,845	109,070,871	70,498,498	51,708,186
NET INVESTMENT INCOME (LOSS)	(120,782,146)	(53,070,845)	(109,070,871)	(70,498,498)	(51,708,186)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	260,488,265	123,532,041	185,688,007	97,937,354	87,098,164
Net change in unrealized gain (loss) on investments	182,353,855	40,424,941	216,290,657	125,070,277	31,060,377
NET GAIN (LOSS) ON INVESTMENTS	442,842,120	163,956,982	401,978,664	223,007,631	118,158,541

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$322,059,974	$110,886,137	$292,907,793	$152,509,133	$66,450,355

The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199
Net Assets	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

NET ASSETS, representing:
Accumulation units	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199
	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

Units outstanding	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718

Portfolio shares held	533,719,036	382,332,838	23,937,267	229,530,584	5,726,620
Portfolio net asset value per share	$14.29	$16.13	$25.13	$1.00	$35.92
Investment in portfolio shares, at cost	$6,407,518,335	$4,736,379,722	$444,208,483	$229,530,584	$157,100,787

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	112,299,803	95,391,634	9,294,668	3,936,682	3,011,333
NET INVESTMENT INCOME (LOSS)	(112,299,803)	(95,391,634)	(9,294,668)	(3,936,682)	(3,011,333)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,919,157	206,065,946	47,901,598	—	7,813,789
Net change in unrealized gain (loss) on investments	475,512,921	167,326,877	(37,984,471)	—	11,333,186
NET GAIN (LOSS) ON INVESTMENTS	623,432,078	373,392,823	9,917,127	—	19,146,975

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$511,132,275	$278,001,189	$622,459	$(3,936,682)	$16,135,642

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558
Net Assets	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558

NET ASSETS, representing:
Accumulation units	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558
	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558

Units outstanding	143,733,741	11,324,340	17,977,289	—	229,222,428

Portfolio shares held	124,361,736	6,900,209	14,875,510	—	412,155,154
Portfolio net asset value per share	$13.07	$17.36	$13.24	$—	$7.19
Investment in portfolio shares, at cost	$1,533,974,569	$117,255,769	$179,518,145	$—	$3,005,353,092

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	8/5/2016**	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$128,575	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	26,667,436	1,795,571	2,303,439	56,191	70,399,075
NET INVESTMENT INCOME (LOSS)	(26,667,436)	(1,795,571)	(2,303,439)	72,384	(70,399,075)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,361,911	(553,983)	2,593,322	(2,558,599)	305,371,340
Net change in unrealized gain (loss) on investments	43,590,080	37,596	(12,275,398)	3,018,389	(41,004,845)
NET GAIN (LOSS) ON INVESTMENTS	66,951,991	(516,387)	(9,682,076)	459,790	264,366,495

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$40,284,555	$(2,311,958)	$(11,985,515)	$532,174	$193,967,420

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595
Net Assets	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595

NET ASSETS, representing:
Accumulation units	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595
	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595

Units outstanding	50,539,798	5,248,240	1,014,457	4,912,337	19,509,330

Portfolio shares held	51,061,373	4,775,049	1,148,543	6,370,281	21,557,449
Portfolio net asset value per share	$12.05	$12.64	$10.53	$11.30	$8.00
Investment in portfolio shares, at cost	$572,638,460	$57,372,886	$12,006,019	$64,591,286	$174,635,928

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	9,704,021	1,402,603	281,500	1,154,828	2,747,380
NET INVESTMENT INCOME (LOSS)	(9,704,021)	(1,402,603)	(281,500)	(1,154,828)	(2,747,380)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,209,719	668,361	72,909	3,161,022	(12,613,586)
Net change in unrealized gain (loss) on investments	15,162,299	440,147	158,876	(3,628,054)	28,261,267
NET GAIN (LOSS) ON INVESTMENTS	27,372,018	1,108,508	231,785	(467,032)	15,647,681

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,667,997	$(294,095)	$(49,715)	$(1,621,860)	$12,900,301

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720
Net Assets	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720

NET ASSETS, representing:
Accumulation units	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720
	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720

Units outstanding	15,081,499	371,620,414	310,670,767	161,567,047	149,330,877

Portfolio shares held	14,847,204	337,112,833	308,852,541	158,586,348	144,147,521
Portfolio net asset value per share	$21.17	$15.67	$12.63	$13.92	$12.62
Investment in portfolio shares, at cost	$215,559,481	$4,508,685,390	$3,350,128,144	$1,802,852,059	$1,578,764,775

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	4,395,259	81,715,438	59,661,172	33,284,760	28,248,573
NET INVESTMENT INCOME (LOSS)	(4,395,259)	(81,715,438)	(59,661,172)	(33,284,760)	(28,248,573)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,914,415	110,603,137	89,730,258	77,964,062	48,530,036
Net change in unrealized gain (loss) on investments	39,717,363	178,542,551	69,070,589	12,551,767	33,366,614
NET GAIN (LOSS) ON INVESTMENTS	59,631,778	289,145,688	158,800,847	90,515,829	81,896,650

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,236,519	$207,430,250	$99,139,675	$57,231,069	$53,648,077

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
ASSETS
Investment in the portfolios, at fair value	$566,552	$878,024	$834,278	$1,697,616	$399,398
Net Assets	$566,552	$878,024	$834,278	$1,697,616	$399,398

NET ASSETS, representing:
Accumulation units	$566,552	$878,024	$834,278	$1,697,616	$399,398
	$566,552	$878,024	$834,278	$1,697,616	$399,398

Units outstanding	24,640	48,679	70,169	82,182	23,130

Portfolio shares held	9,200	14,836	23,455	26,365	5,849
Portfolio net asset value per share	$61.58	$59.18	$35.57	$64.39	$68.28
Investment in portfolio shares, at cost	$543,826	$867,503	$695,746	$1,465,349	$331,799

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$10,664	$2,316	$—	$534

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,436	7,389	9,923	24,947	3,533
NET INVESTMENT INCOME (LOSS)	(6,436)	3,275	(7,607)	(24,947)	(2,999)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,897	—	—	—	—
Net realized gain (loss) on shares redeemed	10,614	16,579	34,381	179,704	21,061
Net change in unrealized gain (loss) on investments	(1,377)	(29,129)	47,725	(277,227)	18,639
NET GAIN (LOSS) ON INVESTMENTS	15,134	(12,550)	82,106	(97,523)	39,700

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,698	$(9,275)	$74,499	$(122,470)	$36,701

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
ASSETS
Investment in the portfolios, at fair value	$557,065	$487,177	$446,045	$825,233	$240,194
Net Assets	$557,065	$487,177	$446,045	$825,233	$240,194

NET ASSETS, representing:
Accumulation units	$557,065	$487,177	$446,045	$825,233	$240,194
	$557,065	$487,177	$446,045	$825,233	$240,194

Units outstanding	31,628	27,501	32,649	39,140	13,026

Portfolio shares held	12,586	10,821	6,860	21,785	5,196
Portfolio net asset value per share	$44.26	$45.02	$65.02	$37.88	$46.23
Investment in portfolio shares, at cost	$540,985	$421,545	$398,154	$767,588	$200,196

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$730	$8,335	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	7,340	4,948	7,286	5,834	2,739
NET INVESTMENT INCOME (LOSS)	(7,340)	(4,218)	1,049	(5,834)	(2,739)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	28,534	6,403	—	30,640	—
Net realized gain (loss) on shares redeemed	(10,922)	8,993	30,707	(30,467)	(1,989)
Net change in unrealized gain (loss) on investments	45,725	60,669	(15,541)	96,993	52,001
NET GAIN (LOSS) ON INVESTMENTS	63,337	76,065	15,166	97,166	50,012

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$55,997	$71,847	$16,215	$91,332	$47,273

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$248,321	$807,013	$1,017,622	$942,477	$88,475,676
Net Assets	$248,321	$807,013	$1,017,622	$942,477	$88,475,676

NET ASSETS, representing:
Accumulation units	$248,321	$807,013	$1,017,622	$942,477	$88,475,676
	$248,321	$807,013	$1,017,622	$942,477	$88,475,676

Units outstanding	15,850	51,008	60,211	65,291	5,536,066

Portfolio shares held	6,089	18,476	17,704	22,694	4,472,987
Portfolio net asset value per share	$40.78	$43.68	$57.48	$41.53	$19.78
Investment in portfolio shares, at cost	$219,324	$742,304	$841,248	$758,598	$68,650,995

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$3,991	$12,484	$439	$10,115	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,190	7,937	14,245	12,152	1,257,064
NET INVESTMENT INCOME (LOSS)	1,801	4,547	(13,806)	(2,037)	(1,257,064)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	23,307	82,763	—	—
Net realized gain (loss) on shares redeemed	9,953	35,129	45,067	31,786	4,688,905
Net change in unrealized gain (loss) on investments	24,332	24,582	(84,132)	66,892	4,338,005
NET GAIN (LOSS) ON INVESTMENTS	34,285	83,018	43,698	98,678	9,026,910

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,086	$87,565	$29,892	$96,641	$7,769,846

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
ASSETS
Investment in the portfolios, at fair value	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488
Net Assets	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488

NET ASSETS, representing:
Accumulation units	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488
	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488

Units outstanding	9,078,252	1,552,462	6,458,633	6,205,994	15,163

Portfolio shares held	7,175,362	2,776,400	5,758,958	5,284,761	53,852
Portfolio net asset value per share	$22.86	$6.78	$12.23	$14.56	$4.41
Investment in portfolio shares, at cost	$138,788,093	$18,308,451	$68,789,422	$73,966,082	$252,031

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,145

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	2,510,393	480,698	1,694,484	1,978,201	3,944
NET INVESTMENT INCOME (LOSS)	(2,510,393)	(480,698)	(1,694,484)	(1,978,201)	3,201

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	17,381
Net realized gain (loss) on shares redeemed	9,211,181	712,780	499,739	2,886,292	(5,215)
Net change in unrealized gain (loss) on investments	(13,322,264)	10,901	415,576	(330,582)	(16,828)
NET GAIN (LOSS) ON INVESTMENTS	(4,111,083)	723,681	915,315	2,555,710	(4,662)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,621,476)	$242,983	$(779,169)	$577,509	$(1,461)

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
ASSETS
Investment in the portfolios, at fair value	$750,391	$389,391	$—	$62,227,719	$867,292,614
Net Assets	$750,391	$389,391	$—	$62,227,719	$867,292,614

NET ASSETS, representing:
Accumulation units	$750,391	$389,391	$—	$62,227,719	$867,292,614
	$750,391	$389,391	$—	$62,227,719	$867,292,614

Units outstanding	246,748	21,863	—	5,334,309	67,998,532

Portfolio shares held	33,801	45,757	—	4,647,328	61,379,520
Portfolio net asset value per share	$22.20	$8.51	$—	$13.39	$14.13
Investment in portfolio shares, at cost	$762,149	$356,718	$—	$60,945,505	$739,790,293

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	4/29/2016**	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$4,951	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	12,846	6,467	4,327	1,573,919	12,328,426
NET INVESTMENT INCOME (LOSS)	(12,846)	(6,467)	624	(1,573,919)	(12,328,426)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	41,836	37,144	—	—	—
Net realized gain (loss) on shares redeemed	129	3,666	206,312	2,656,475	9,899,895
Net change in unrealized gain (loss) on investments	(38,222)	(8,865)	(153,275)	(582,180)	41,718,363
NET GAIN (LOSS) ON INVESTMENTS	3,743	31,945	53,037	2,074,295	51,618,258

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,103)	$25,478	$53,661	$500,376	$39,289,832

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616
Net Assets	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616

NET ASSETS, representing:
Accumulation units	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616
	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616

Units outstanding	159,342,936	78,706	23,109,898	1,278,693	43,064,173

Portfolio shares held	145,606,795	57,697	21,521,842	1,150,823	39,675,875
Portfolio net asset value per share	$12.45	$24.60	$11.64	$11.21	$13.28
Investment in portfolio shares, at cost	$1,540,975,083	$1,087,841	$240,158,219	$12,479,602	$469,450,692

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$31,641	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	27,929,219	23,942	3,243,928	195,879	7,630,072
NET INVESTMENT INCOME (LOSS)	(27,929,219)	7,699	(3,243,928)	(195,879)	(7,630,072)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	137,404	—	—	—
Net realized gain (loss) on shares redeemed	35,536,308	54,035	3,756,848	342,983	10,346,532
Net change in unrealized gain (loss) on investments	70,852,146	(57,139)	4,938,930	(414,557)	6,046,595
NET GAIN (LOSS) ON INVESTMENTS	106,388,454	134,300	8,695,778	(71,574)	16,393,127

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,459,235	$141,999	$5,451,850	$(267,453)	$8,763,055

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556
Net Assets	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556

NET ASSETS, representing:
Accumulation units	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556
	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556

Units outstanding	477,807	7,262,169	231,276	636,365	8,006,604

Portfolio shares held	456,533	6,679,815	213,453	617,415	7,493,590
Portfolio net asset value per share	$10.43	$17.13	$10.70	$9.50	$14.89
Investment in portfolio shares, at cost	$4,644,254	$102,864,209	$2,021,174	$5,866,820	$100,825,331

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	45,668	1,203,111	61,422	50,492	1,281,655
NET INVESTMENT INCOME (LOSS)	(45,668)	(1,203,111)	(61,422)	(50,492)	(1,281,655)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	82,651	984,516	215,220	(104,704)	1,063,135
Net change in unrealized gain (loss) on investments	266,060	9,237,543	(70,284)	659,865	9,611,670
NET GAIN (LOSS) ON INVESTMENTS	348,711	10,222,059	144,936	555,161	10,674,805

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$303,043	$9,018,948	$83,514	$504,669	$9,393,150

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681
Net Assets	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681

NET ASSETS, representing:
Accumulation units	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681
	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681

Units outstanding	523,530	655,377,516	29,655,807	37,614,800	711,832

Portfolio shares held	512,250	608,698,332	28,053,288	35,521,422	659,112
Portfolio net asset value per share	$8.61	$11.35	$11.73	$10.76	$15.00
Investment in portfolio shares, at cost	$4,617,598	$6,513,117,377	$307,241,257	$366,996,037	$8,852,617

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	35,743	109,824,713	4,282,120	5,922,074	87,827
NET INVESTMENT INCOME (LOSS)	(35,743)	(109,824,713)	(4,282,120)	(5,922,074)	(87,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(80,120)	301,281	723,079	4,898,431	59,400
Net change in unrealized gain (loss) on investments	380,696	367,171,610	15,543,340	11,824,304	852,566
NET GAIN (LOSS) ON INVESTMENTS	300,576	367,472,891	16,266,419	16,722,735	911,966

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$264,833	$257,648,178	$11,984,299	$10,800,661	$824,139

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107
Net Assets	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107

NET ASSETS, representing:
Accumulation units	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107
	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107

Units outstanding	603,848	1,025,175	70,774,574	1,991,749	3,210,941

Portfolio shares held	559,232	955,510	67,862,130	1,960,332	3,152,613
Portfolio net asset value per share	$15.32	$12.03	$11.42	$10.77	$11.14
Investment in portfolio shares, at cost	$7,789,142	$11,266,944	$729,682,078	$20,314,205	$33,453,953

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	59,810	2,462,028	9,165,498	119,521	184,153
NET INVESTMENT INCOME (LOSS)	(59,810)	(2,462,028)	(9,165,498)	(119,521)	(184,153)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,940	18,898,575	(7,773,706)	(13,533)	44,120
Net change in unrealized gain (loss) on investments	713,467	(3,052,476)	37,233,465	1,162,899	2,089,413
NET GAIN (LOSS) ON INVESTMENTS	746,407	15,846,099	29,459,759	1,149,366	2,133,533

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$686,597	$13,384,071	$20,294,261	$1,029,845	$1,949,380
The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932
Net Assets	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932

NET ASSETS, representing:
Accumulation units	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932
	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932

Units outstanding	4,706,386	2,927,748	1,414,258	1,691,227	2,323,837

Portfolio shares held	4,598,450	2,896,118	1,400,047	1,664,619	2,285,471
Portfolio net asset value per share	$11.38	$10.26	$9.59	$10.71	$10.26
Investment in portfolio shares, at cost	$49,666,138	$28,734,679	$13,354,151	$17,126,334	$23,169,753

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	277,350	166,392	73,003	80,846	136,641
NET INVESTMENT INCOME (LOSS)	(277,350)	(166,392)	(73,003)	(80,846)	(136,641)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	24,716	24,228	(50,863)	(30,303)	39,196
Net change in unrealized gain (loss) on investments	3,314,179	1,697,946	399,571	968,543	524,249
NET GAIN (LOSS) ON INVESTMENTS	3,338,895	1,722,174	348,708	938,240	563,445

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,061,545	$1,555,782	$275,705	$857,394	$426,804

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
ASSETS
Investment in the portfolios, at fair value	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970
Net Assets	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970

NET ASSETS, representing:
Accumulation units	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970
	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970

Units outstanding	293,242	303,282	432,120	16,089,536	12,369,597

Portfolio shares held	290,845	299,023	426,980	15,609,498	11,856,919
Portfolio net asset value per share	$10.58	$10.13	$9.65	$10.75	$10.33
Investment in portfolio shares, at cost	$2,913,930	$3,029,258	$4,105,145	$159,497,144	$127,022,181

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	11,359	14,605	19,798	1,595,263	1,125,715
NET INVESTMENT INCOME (LOSS)	(11,359)	(14,605)	(19,798)	(1,595,263)	(1,125,715)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	44,812	14,519	(6,731)	(812,921)	797,182
Net change in unrealized gain (loss) on investments	162,935	168,873	57,454	9,741,827	(4,889,537)
NET GAIN (LOSS) ON INVESTMENTS	207,747	183,392	50,723	8,928,906	(4,092,355)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$196,388	$168,787	$30,925	$7,333,643	$(5,218,070)

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879
Net Assets	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879

NET ASSETS, representing:
Accumulation units	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879
	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879

Units outstanding	139,053	76,718	97,386	137,880	150,555

Portfolio shares held	137,565	75,880	96,786	136,607	149,937
Portfolio net asset value per share	$10.60	$10.49	$9.20	$10.40	$9.89
Investment in portfolio shares, at cost	$1,437,446	$787,550	$892,572	$1,417,758	$1,455,268

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	5,988	3,575	3,607	6,309	6,613
NET INVESTMENT INCOME (LOSS)	(5,988)	(3,575)	(3,607)	(6,309)	(6,613)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,056	1,725	(5,836)	2,739	4,855
Net change in unrealized gain (loss) on investments	22,154	8,841	3,102	3,431	35,277
NET GAIN (LOSS) ON INVESTMENTS	31,210	10,566	(2,734)	6,170	40,132

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,222	$6,991	$(6,341)	$(139)	$33,519

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856
Net Assets	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856

NET ASSETS, representing:
Accumulation units	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856
	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856

Units outstanding	145,299	191,377	396,193	119,550	697,714

Portfolio shares held	146,033	175,323	394,161	119,121	693,932
Portfolio net asset value per share	$9.08	$10.25	$9.77	$10.07	$10.57
Investment in portfolio shares, at cost	$1,336,816	$1,764,939	$3,798,538	$1,160,214	$7,099,633

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,586	7,285	16,150	5,022	26,901
NET INVESTMENT INCOME (LOSS)	(6,586)	(7,285)	(16,150)	(5,022)	(26,901)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,797)	(6,083)	(2,587)	(972)	31,941
Net change in unrealized gain (loss) on investments	(5,512)	37,643	63,050	41,073	264,107
NET GAIN (LOSS) ON INVESTMENTS	(10,309)	31,560	60,463	40,101	296,048

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(16,895)	$24,275	$44,313	$35,079	$269,147

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2016

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
ASSETS
Investment in the portfolios, at fair value	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940
Net Assets	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940

NET ASSETS, representing:
Accumulation units	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940
	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940

Units outstanding	—	2,005,555	530,572	13,680,240	585,415

Portfolio shares held	—	1,543,070	565,967	13,386,914	590,865
Portfolio net asset value per share	$—	$13.37	$9.92	$10.06	$9.64
Investment in portfolio shares, at cost	$—	$20,565,694	$5,581,248	$141,708,637	$5,931,789

STATEMENTS OF OPERATIONS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/1/2016	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to	to	to
	6/24/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

INVESTMENT INCOME
Dividend income	$—	$252,315	$168,296	$—	$47,762

EXPENSES
Charges to contract owners for assuming mortality
risk and expense risk and for administration	6,257	75,465	22,421	714,401	40,001
NET INVESTMENT INCOME (LOSS)	(6,257)	176,850	145,875	(714,401)	7,761

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(15,389)	(62,114)	6,523	(1,054,066)	(9,956)
Net change in unrealized gain (loss) on investments	22,170	404,736	65,556	(7,036,285)	(235,848)
NET GAIN (LOSS) ON INVESTMENTS	6,781	342,622	72,079	(8,090,351)	(245,804)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$524	$519,472	$217,954	$(8,804,752)	$(238,043)

* Date subaccount became available for investment.
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,415,982)	$(2,204,243)	$(2,349,213)	$(159,895)	$(208,183)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,962,348	6,599,432	590,054	813,920
Net change in unrealized gain (loss) on investments	—	6,906,494	(1,236,079)	355,892	234,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,415,982)	6,664,599	3,014,140	786,051	840,388

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,177,820	953,721	415,165	20,007	44,937
Annuity payments	(2,203,915)	(1,318,525)	(881,938)	(67,962)	(229,470)
Surrenders, withdrawals and death benefits	(13,984,325)	(18,117,025)	(16,094,372)	(1,143,647)	(1,617,550)
Net transfers between other subaccounts
or fixed rate option	5,783,429	517,542	(2,505,288)	(512,238)	(388,008)
Other charges	(131,534)	(45,086)	(155,682)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,358,525)	(18,009,373)	(19,222,115)	(1,703,840)	(2,190,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,774,507)	(11,344,774)	(16,207,975)	(917,789)	(1,349,703)

NET ASSETS
Beginning of period	107,185,401	159,894,031	178,478,525	12,196,240	15,669,048
End of period	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

Beginning units	92,559,281	64,210,836	62,095,182	4,416,687	6,143,761
Units issued	18,409,115	2,564,255	837,580	44,092	65,939
Units redeemed	(26,146,305)	(9,474,095)	(7,672,880)	(644,457)	(902,799)
Ending units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,375,020)	$7,405,697	$(49,055)	$988,392	$(781,840)
Capital gains distributions received	—	—	—	13,200,123	—
Net realized gain (loss) on shares redeemed	7,087,142	(1,958,636)	(233,985)	10,996,202	1,800,923
Net change in unrealized gain (loss) on investments	16,797,157	14,811,655	1,048,354	917,248	415,856
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,509,279	20,258,716	765,314	26,101,965	1,434,939

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,200,367	597,802	18,374	907,384	161,958
Annuity payments	(1,640,060)	(1,060,435)	(16,726)	(1,337,768)	(256,392)
Surrenders, withdrawals and death benefits	(22,689,755)	(17,765,247)	(414,161)	(26,262,963)	(4,301,241)
Net transfers between other subaccounts
or fixed rate option	(3,594,263)	(3,118,449)	(85,370)	(3,079,316)	(1,176,558)
Other charges	(346,259)	(221,739)	—	(345,015)	(69,085)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,069,970)	(21,568,068)	(497,883)	(30,117,678)	(5,641,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,560,691)	(1,309,352)	267,431	(4,015,713)	(4,206,379)

NET ASSETS
Beginning of period	238,363,779	150,112,838	3,397,080	277,103,597	56,279,684
End of period	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

Beginning units	88,795,261	36,941,514	780,775	101,975,273	25,079,500
Units issued	2,234,348	934,598	14,929	3,455,586	538,454
Units redeemed	(12,067,801)	(6,042,422)	(114,462)	(14,234,523)	(3,017,937)
Ending units	78,961,808	31,833,690	681,242	91,196,336	22,600,017

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,729,468)	$(749,011)	$(62,267)	$578,507	$(472,755)
Capital gains distributions received	—	—	633,751	6,119,764	4,918,295
Net realized gain (loss) on shares redeemed	18,006,727	3,488,108	194,971	2,053,725	2,743,348
Net change in unrealized gain (loss) on investments	(21,795,481)	9,477,839	(635,256)	1,413,941	(1,017,767)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,518,222)	12,216,936	131,199	10,165,937	6,171,121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	853,418	85,191	18,217	161,956	238,629
Annuity payments	(2,384,828)	(405,953)	(64,618)	(492,171)	(1,216,995)
Surrenders, withdrawals and death benefits	(24,814,005)	(4,957,581)	(1,283,138)	(5,010,499)	(7,272,870)
Net transfers between other subaccounts
or fixed rate option	(5,916,854)	(1,187,683)	(124,436)	(331,061)	(1,481,502)
Other charges	(268,902)	(13,573)	(4,830)	(16,779)	(31,177)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,531,171)	(6,479,599)	(1,458,805)	(5,688,554)	(9,763,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,049,393)	5,737,337	(1,327,606)	4,477,383	(3,592,794)

NET ASSETS
Beginning of period	287,288,500	53,804,558	18,591,683	61,636,157	75,202,721
End of period	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

Beginning units	90,876,999	12,245,293	11,740,419	20,666,734	30,182,742
Units issued	1,948,338	440,290	713,094	772,095	373,772
Units redeemed	(12,485,329)	(1,817,134)	(1,566,592)	(2,587,045)	(4,070,329)
Ending units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(452,830)	$1,963,289	$(105,876)	$(740,446)	$87,834
Capital gains distributions received	3,230,319	1,484,018	1,718,686	3,283,816	—
Net realized gain (loss) on shares redeemed	510,837	(1,718,607)	751,686	2,726,016	980,734
Net change in unrealized gain (loss) on investments	(3,837,072)	(6,554,254)	(1,160,657)	(4,774,216)	3,349,662
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(548,746)	(4,825,554)	1,203,839	495,170	4,418,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	355,305	246,333	23,219	204,723	63,362
Annuity payments	(274,176)	(412,718)	(155,562)	(285,146)	(112,131)
Surrenders, withdrawals and death benefits	(6,048,682)	(4,775,401)	(1,660,214)	(5,449,510)	(2,382,973)
Net transfers between other subaccounts
or fixed rate option	(820,737)	(134,198)	(545,399)	(1,295,958)	547,941
Other charges	(20,524)	(19,333)	(5,384)	(19,159)	(6,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,808,814)	(5,095,317)	(2,343,340)	(6,845,050)	(1,890,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,357,560)	(9,920,871)	(1,139,501)	(6,349,880)	2,528,046

NET ASSETS
Beginning of period	57,068,864	61,960,226	18,118,528	58,697,974	24,981,071
End of period	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

Beginning units	21,938,973	20,848,615	6,864,562	20,030,637	8,164,414
Units issued	485,204	888,921	140,465	469,288	683,268
Units redeemed	(3,082,069)	(2,755,001)	(1,005,191)	(2,823,065)	(1,285,329)
Ending units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353

The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(318,647)	$(582,403)	$(38,177)	$(99,934)	$(1,351,893)
Capital gains distributions received	2,698,926	—	3,467,792	837,523	—
Net realized gain (loss) on shares redeemed	(978,975)	2,972,806	(473,805)	500,861	5,110,328
Net change in unrealized gain (loss) on investments	(840,012)	(2,503,299)	(691,676)	(1,237,826)	14,661,874
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	561,292	(112,896)	2,264,134	624	18,420,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,244	46,000	14,145	7,720	386,207
Annuity payments	(225,507)	(135,731)	(139,434)	(30,250)	(336,731)
Surrenders, withdrawals and death benefits	(2,098,059)	(3,963,044)	(2,120,193)	(1,129,740)	(7,477,077)
Net transfers between other subaccounts
or fixed rate option	(787,445)	(2,103,525)	(1,199,526)	(212,064)	(2,979,735)
Other charges	(8,522)	(11,302)	(5,964)	(1,563)	(227,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,077,289)	(6,167,602)	(3,450,972)	(1,365,897)	(10,634,917)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,515,997)	(6,280,498)	(1,186,838)	(1,365,273)	7,785,392

NET ASSETS
Beginning of period	24,715,375	46,546,311	25,263,935	8,080,719	85,720,913
End of period	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

Beginning units	9,396,358	18,090,308	15,857,430	7,167,041	34,694,793
Units issued	250,136	197,727	210,148	677,201	885,364
Units redeemed	(1,438,424)	(2,669,688)	(2,369,060)	(1,945,753)	(4,916,372)
Ending units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(123,217)	$(1,601,742)	$(464,087)	$(7,074,370)	$(3,657,305)
Capital gains distributions received	609,785	—	—	—	—
Net realized gain (loss) on shares redeemed	240,680	5,277,354	(121,188)	8,088,537	15,007,114
Net change in unrealized gain (loss) on investments	(886,719)	(1,252,250)	(986,398)	44,272,220	(7,087,497)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(159,471)	2,423,362	(1,571,673)	45,286,387	4,262,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,296	591,927	51,694	9,059,715	9,367,837
Annuity payments	(19,837)	(507,539)	(65,316)	(67,674)	(126,901)
Surrenders, withdrawals and death benefits	(747,373)	(9,113,239)	(2,434,916)	(20,162,785)	(10,211,086)
Net transfers between other subaccounts
or fixed rate option	(507,557)	(1,974,140)	(277,373)	(19,539,435)	9,254,399
Other charges	(29,112)	(276,733)	(77,592)	(5,314,757)	(2,061,665)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,252,583)	(11,279,724)	(2,803,503)	(36,024,936)	6,222,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,412,054)	(8,856,362)	(4,375,176)	9,261,451	10,484,896

NET ASSETS
Beginning of period	10,478,967	107,539,140	31,562,928	522,927,282	229,030,232
End of period	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

Beginning units	6,152,608	39,225,333	20,465,473	34,839,044	12,432,810
Units issued	100,021	951,305	587,715	11,185,171	7,111,984
Units redeemed	(803,641)	(5,142,011)	(2,485,569)	(13,729,831)	(6,848,870)
Ending units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(24,532,704)	$(1,776,768)	$(2,836,700)	$(2,166,393)	$(1,602,513)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,969,647	4,872,819	4,939,651	8,589,606	6,566,361
Net change in unrealized gain (loss) on investments	3,459,274	393,742	20,914,273	410,687	5,913,482
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,896,217	3,489,793	23,017,224	6,833,900	10,877,330

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,318,509	1,454,902	10,414,713	2,435,316	3,356,016
Annuity payments	(257,418)	(24,864)	(123,148)	(85,701)	(56,207)
Surrenders, withdrawals and death benefits	(65,634,214)	(4,976,977)	(10,343,847)	(5,379,835)	(4,510,706)
Net transfers between other subaccounts
or fixed rate option	(40,554,382)	(2,233,821)	11,566,329	(9,419,529)	544,060
Other charges	(15,583,517)	(999,852)	(1,464,981)	(1,313,811)	(916,985)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(76,711,022)	(6,780,612)	10,049,066	(13,763,560)	(1,583,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,814,805)	(3,290,819)	33,066,290	(6,929,660)	9,293,508

NET ASSETS
Beginning of period	1,537,582,158	116,779,157	169,187,218	148,073,161	97,023,449
End of period	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

Beginning units	122,495,568	8,473,063	13,669,364	8,834,010	5,767,209
Units issued	30,019,685	3,676,674	7,905,311	4,628,242	3,186,378
Units redeemed	(36,026,450)	(4,275,118)	(7,154,001)	(5,488,657)	(3,284,749)
Ending units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838
The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,626,093)	$(7,801,033)	$(4,499,361)	$(9,063,930)	$(5,721,913)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,953,867	3,241,257	21,696,180	9,268,044	26,464,505
Net change in unrealized gain (loss) on investments	20,931,057	(2,992,111)	44,328,897	7,335,969	(10,289,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,258,831	(7,551,887)	61,525,716	7,540,083	10,452,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,668,929	9,694,510	8,705,596	16,512,603	7,508,666
Annuity payments	(49,662)	(88,206)	(265,828)	(161,873)	(121,825)
Surrenders, withdrawals and death benefits	(4,863,115)	(20,940,797)	(14,900,970)	(37,148,198)	(16,644,286)
Net transfers between other subaccounts
or fixed rate option	26,447,492	(13,665,973)	(1,105,478)	16,578,685	23,299,319
Other charges	(873,263)	(4,764,837)	(4,146,550)	(7,325,570)	(3,411,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,330,381	(29,765,303)	(11,713,230)	(11,544,353)	10,630,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,589,212	(37,317,190)	49,812,486	(4,004,270)	21,083,359

NET ASSETS
Beginning of period	89,370,733	534,194,321	361,250,654	652,219,088	369,142,998
End of period	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

Beginning units	5,601,002	31,933,959	24,491,421	55,224,204	20,053,522
Units issued	4,576,178	14,721,074	8,911,068	21,931,278	9,107,825
Units redeemed	(3,256,326)	(16,870,832)	(9,906,102)	(22,932,709)	(8,792,739)
Ending units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,751,618)	$(4,522,725)	$(2,563,309)	$(2,936,183)	$(4,029,215)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,468,168	16,425,788	20,709	9,036,439	(12,751,068)
Net change in unrealized gain (loss) on investments	(6,082,854)	28,523,997	2,572,535	16,440,813	61,715,035
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(366,304)	40,427,060	29,935	22,541,069	44,934,752

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,090,986	9,726,096	9,444,994	10,704,844	7,251,735
Annuity payments	(160,714)	(70,972)	(124,553)	—	(118,447)
Surrenders, withdrawals and death benefits	(5,372,071)	(11,439,977)	(11,943,488)	(8,638,169)	(10,718,794)
Net transfers between other subaccounts
or fixed rate option	8,652,477	35,267,545	12,753,472	23,657,784	8,684,095
Other charges	(1,145,185)	(2,572,687)	(1,155,842)	(1,713,953)	(2,266,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,065,493	30,910,005	8,974,583	24,010,506	2,832,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,699,189	71,337,065	9,004,518	46,551,575	47,767,022

NET ASSETS
Beginning of period	120,117,495	262,670,273	152,557,618	176,410,664	217,496,445
End of period	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

Beginning units	6,756,356	14,931,101	15,084,024	9,355,454	26,605,544
Units issued	3,294,710	9,440,528	8,875,275	5,541,857	18,951,498
Units redeemed	(2,890,193)	(7,975,556)	(7,996,102)	(4,346,759)	(19,101,879)
Ending units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(161,380,659)	$(5,231,437)	$(2,867,283)	$(2,180,133)	$(23,628,622)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	214,493,935	13,957,971	(1,051,609)	(4,051,847)	38,654,255
Net change in unrealized gain (loss) on investments	470,979,823	5,711,870	2,149,207	10,717,184	39,177,367
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	524,093,099	14,438,404	(1,769,685)	4,485,204	54,203,000

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	356,600,245	8,444,121	1,530,896	5,470,880	54,582,366
Annuity payments	(1,486,103)	(100,736)	(13,246)	(76,009)	(245,959)
Surrenders, withdrawals and death benefits	(357,591,755)	(14,568,567)	(6,805,673)	(7,682,342)	(53,239,804)
Net transfers between other subaccounts
or fixed rate option	(62,862,319)	9,030,383	(1,048,221)	253,031	(47,858,238)
Other charges	(114,419,349)	(3,311,103)	(1,645,714)	(1,789,123)	(16,633,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(179,759,281)	(505,902)	(7,981,958)	(3,823,563)	(63,394,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	344,333,818	13,932,502	(9,751,643)	661,641	(9,191,939)

NET ASSETS
Beginning of period	10,255,015,741	346,411,660	187,875,266	171,608,096	1,520,153,781
End of period	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

Beginning units	749,737,735	22,632,057	16,930,966	17,773,310	130,610,370
Units issued	190,721,382	11,109,506	8,754,445	6,812,446	46,690,306
Units redeemed	(204,654,049)	(11,403,501)	(9,671,576)	(7,273,978)	(53,471,418)
Ending units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(120,782,146)	$(53,070,845)	$(109,070,871)	$(70,498,498)	$(51,708,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	260,488,265	123,532,041	185,688,007	97,937,354	87,098,164
Net change in unrealized gain (loss) on investments	182,353,855	40,424,941	216,290,657	125,070,277	31,060,377
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	322,059,974	110,886,137	292,907,793	152,509,133	66,450,355

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,223,653	45,091,209	298,720,411	120,229,635	193,113,260
Annuity payments	(916,357)	(343,080)	(3,635,779)	(3,744,891)	(519,865)
Surrenders, withdrawals and death benefits	(254,996,933)	(140,303,799)	(306,767,271)	(241,139,302)	(119,316,453)
Net transfers between other subaccounts
or fixed rate option	2,781,081	(138,577,851)	(35,753,899)	(31,516,474)	(31,633,621)
Other charges	(73,567,474)	(29,232,082)	(68,012,512)	(40,118,837)	(35,907,412)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,523,970	(263,365,603)	(115,449,050)	(196,289,869)	5,735,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	336,583,944	(152,479,466)	177,458,743	(43,780,736)	72,186,264

NET ASSETS
Beginning of period	7,420,464,190	3,252,181,897	6,905,422,764	4,282,307,366	3,264,546,020
End of period	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

Beginning units	530,160,182	276,819,511	511,145,039	339,719,935	257,719,536
Units issued	155,661,128	104,679,610	94,323,990	58,085,968	76,088,142
Units redeemed	(155,711,228)	(128,820,713)	(101,433,269)	(72,568,744)	(75,315,034)
Ending units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(112,299,803)	$(95,391,634)	$(9,294,668)	$(3,936,682)	$(3,011,333)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,919,157	206,065,946	47,901,598	—	7,813,789
Net change in unrealized gain (loss) on investments	475,512,921	167,326,877	(37,984,471)	—	11,333,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	511,132,275	278,001,189	622,459	(3,936,682)	16,135,642

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	297,355,788	162,905,961	16,652,685	56,304,465	5,152,532
Annuity payments	(574,987)	(525,382)	(231,948)	(2,261,141)	(160,786)
Surrenders, withdrawals and death benefits	(249,844,559)	(207,804,725)	(25,993,472)	(671,220,421)	(7,814,501)
Net transfers between other subaccounts
or fixed rate option	8,528,357	(91,600,760)	(7,979,702)	615,139,228	(1,867,777)
Other charges	(79,681,498)	(66,103,332)	(5,105,391)	(1,637,290)	(1,615,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,216,899)	(203,128,238)	(22,657,828)	(3,675,159)	(6,306,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	486,915,376	74,872,951	(22,035,369)	(7,611,841)	9,829,433

NET ASSETS
Beginning of period	7,139,929,647	6,092,155,725	623,578,887	237,142,425	195,870,766
End of period	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

Beginning units	527,422,660	442,205,718	31,122,107	25,658,383	11,006,675
Units issued	202,644,539	107,331,882	15,015,443	102,612,448	5,880,204
Units redeemed	(207,556,657)	(123,215,492)	(16,250,123)	(103,109,393)	(6,347,161)
Ending units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	8/5/2016**	12/31/2016

OPERATIONS
Net investment income (loss)	$(26,667,436)	$(1,795,571)	$(2,303,439)	$72,384	$(70,399,075)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,361,911	(553,983)	2,593,322	(2,558,599)	305,371,340
Net change in unrealized gain (loss) on investments	43,590,080	37,596	(12,275,398)	3,018,389	(41,004,845)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,284,555	(2,311,958)	(11,985,515)	532,174	193,967,420

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,210,460	5,349,943	6,022,849	44,576	(8,729)
Annuity payments	(1,593,241)	(169,928)	(44,136)	(4,280)	(395,524)
Surrenders, withdrawals and death benefits	(86,353,782)	(5,788,179)	(7,117,861)	(302,185)	(158,189,289)
Net transfers between other subaccounts
or fixed rate option	(12,194,832)	2,004,966	1,343,346	(6,064,103)	312,955,391
Other charges	(15,439,972)	(896,397)	(2,418,840)	(13,880)	(54,535,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(102,371,367)	500,405	(2,214,642)	(6,339,872)	99,826,765

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,086,812)	(1,811,553)	(14,200,157)	(5,807,698)	293,794,185

NET ASSETS
Beginning of period	1,687,494,695	121,599,178	211,151,906	5,807,698	2,669,601,373
End of period	$1,625,407,883	$119,787,625	$196,951,749	$—	$2,963,395,558

Beginning units	153,110,082	11,459,892	18,344,854	519,345	209,767,187
Units issued	54,075,223	5,045,737	6,954,132	23,647	1,386,735,361
Units redeemed	(63,451,564)	(5,181,289)	(7,321,697)	(542,992)	(1,367,280,120)
Ending units	143,733,741	11,324,340	17,977,289	—	229,222,428

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,704,021)	$(1,402,603)	$(281,500)	$(1,154,828)	$(2,747,380)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,209,719	668,361	72,909	3,161,022	(12,613,586)
Net change in unrealized gain (loss) on investments	15,162,299	440,147	158,876	(3,628,054)	28,261,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,667,997	(294,095)	(49,715)	(1,621,860)	12,900,301

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,234,310	—	—	1,796,370	1,887,544
Annuity payments	(189,667)	(52,449)	—	(2,903)	(25,935)
Surrenders, withdrawals and death benefits	(28,573,099)	(5,676,376)	(1,018,196)	(2,964,156)	(6,173,081)
Net transfers between other subaccounts
or fixed rate option	69,870,860	(229,210)	(719,114)	1,747,253	5,379,260
Other charges	(5,631,054)	(39,479)	(5,520)	(668,462)	(1,769,227)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,711,350	(5,997,514)	(1,742,830)	(91,898)	(701,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,379,347	(6,291,609)	(1,792,545)	(1,713,758)	12,198,862

NET ASSETS
Beginning of period	549,910,193	66,648,231	13,886,703	73,697,938	160,260,733
End of period	$615,289,540	$60,356,622	$12,094,158	$71,984,180	$172,459,595

Beginning units	46,716,613	5,765,193	1,151,504	4,979,077	20,043,730
Units issued	30,420,623	525,630	204,083	2,691,424	15,192,224
Units redeemed	(26,597,438)	(1,042,583)	(341,130)	(2,758,164)	(15,726,624)
Ending units	50,539,798	5,248,240	1,014,457	4,912,337	19,509,330

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,395,259)	$(81,715,438)	$(59,661,172)	$(33,284,760)	$(28,248,573)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,914,415	110,603,137	89,730,258	77,964,062	48,530,036
Net change in unrealized gain (loss) on investments	39,717,363	178,542,551	69,070,589	12,551,767	33,366,614
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,236,519	207,430,250	99,139,675	57,231,069	53,648,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,718,130	131,142,707	164,555,229	145,954,966	74,561,036
Annuity payments	(58,361)	(400,528)	(157,910)	(2,942)	(169,864)
Surrenders, withdrawals and death benefits	(11,724,004)	(166,744,090)	(132,785,418)	(58,552,083)	(66,962,771)
Net transfers between other subaccounts
or fixed rate option	(7,102,888)	(234,888,564)	(157,694,186)	(59,366,527)	(63,853,768)
Other charges	(2,684,403)	(57,191,672)	(45,553,950)	(24,128,858)	(20,814,987)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,851,526)	(328,082,147)	(171,636,235)	3,904,556	(77,240,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,384,993	(120,651,897)	(72,496,560)	61,135,625	(23,592,277)

NET ASSETS
Beginning of period	273,930,315	5,403,209,989	3,973,304,158	2,146,386,334	1,842,733,997
End of period	$314,315,308	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720

Beginning units	16,007,468	397,986,184	325,283,394	160,974,034	156,015,105
Units issued	8,676,523	148,770,814	97,828,750	58,789,716	52,343,032
Units redeemed	(9,602,492)	(175,136,584)	(112,441,377)	(58,196,703)	(59,027,260)
Ending units	15,081,499	371,620,414	310,670,767	161,567,047	149,330,877

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,436)	$3,275	$(7,607)	$(24,947)	$(2,999)
Capital gains distributions received	5,897	—	—	—	—
Net realized gain (loss) on shares redeemed	10,614	16,579	34,381	179,704	21,061
Net change in unrealized gain (loss) on investments	(1,377)	(29,129)	47,725	(277,227)	18,639
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,698	(9,275)	74,499	(122,470)	36,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	100,027	—	—	24,084	80
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(56,017)	(29,587)	(20,067)	(102,825)	(8,026)
Net transfers between other subaccounts
or fixed rate option	(36,935)	482,500	68,623	(385,749)	99,089
Other charges	(4,281)	(5,023)	(5,126)	(15,238)	(2,539)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,794	447,890	43,430	(479,728)	88,604

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,492	438,615	117,929	(602,198)	125,305

NET ASSETS
Beginning of period	555,060	439,409	716,349	2,299,814	274,093
End of period	$566,552	$878,024	$834,278	$1,697,616	$399,398

Beginning units	25,341	24,443	70,110	105,003	19,000
Units issued	19,743	47,512	53,540	33,763	14,220
Units redeemed	(20,444)	(23,276)	(53,481)	(56,584)	(10,090)
Ending units	24,640	48,679	70,169	82,182	23,130

The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(7,340)	$(4,218)	$1,049	$(5,834)	$(2,739)
Capital gains distributions received	28,534	6,403	—	30,640	—
Net realized gain (loss) on shares redeemed	(10,922)	8,993	30,707	(30,467)	(1,989)
Net change in unrealized gain (loss) on investments	45,725	60,669	(15,541)	96,993	52,001
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,997	71,847	16,215	91,332	47,273

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,553	—	7,823	24,674	28
Annuity payments	—	—	(14,544)	—	—
Surrenders, withdrawals and death benefits	(96,979)	(101,665)	(33,166)	(88,684)	(60,808)
Net transfers between other subaccounts
or fixed rate option	23,740	175,890	(59,257)	227,796	46,472
Other charges	(4,680)	(2,975)	(2,859)	(3,794)	(1,744)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,366)	71,250	(102,003)	159,992	(16,052)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,369)	143,097	(85,788)	251,324	31,221

NET ASSETS
Beginning of period	575,434	344,080	531,833	573,909	208,973
End of period	$557,065	$487,177	$446,045	$825,233	$240,194

Beginning units	36,589	24,617	39,738	32,933	14,418
Units issued	10,861	17,861	15,327	27,865	10,280
Units redeemed	(15,822)	(14,977)	(22,416)	(21,658)	(11,672)
Ending units	31,628	27,501	32,649	39,140	13,026

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$1,801	$4,547	$(13,806)	$(2,037)	$(1,257,064)
Capital gains distributions received	—	23,307	82,763	—	—
Net realized gain (loss) on shares redeemed	9,953	35,129	45,067	31,786	4,688,905
Net change in unrealized gain (loss) on investments	24,332	24,582	(84,132)	66,892	4,338,005
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,086	87,565	29,892	96,641	7,769,846

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	16,552	—	—	1,808,952
Annuity payments	(9,862)	—	—	—	(5,895)
Surrenders, withdrawals and death benefits	(3,888)	(15,024)	(72,067)	(58,823)	(3,018,799)
Net transfers between other subaccounts
or fixed rate option	126,029	80,418	(42,002)	(145,043)	4,896,985
Other charges	(1,984)	(5,978)	(7,589)	(6,835)	(697,550)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	110,295	75,968	(121,658)	(210,701)	2,983,693

TOTAL INCREASE (DECREASE) IN NET ASSETS	146,381	163,533	(91,766)	(114,060)	10,753,539

NET ASSETS
Beginning of period	101,940	643,480	1,109,388	1,056,537	77,722,137
End of period	$248,321	$807,013	$1,017,622	$942,477	$88,475,676

Beginning units	8,492	45,311	67,267	84,850	5,423,171
Units issued	13,630	32,991	17,084	21,572	3,014,211
Units redeemed	(6,272)	(27,294)	(24,140)	(41,131)	(2,901,316)
Ending units	15,850	51,008	60,211	65,291	5,536,066

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(2,510,393)	$(480,698)	$(1,694,484)	$(1,978,201)	$3,201
Capital gains distributions received	—	—	—	—	17,381
Net realized gain (loss) on shares redeemed	9,211,181	712,780	499,739	2,886,292	(5,215)
Net change in unrealized gain (loss) on investments	(13,322,264)	10,901	415,576	(330,582)	(16,828)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,621,476)	242,983	(779,169)	577,509	(1,461)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,919,485	—	—	—	—
Annuity payments	(5,930)	—	(54,500)	—	—
Surrenders, withdrawals and death benefits	(7,644,095)	(2,915,938)	(5,414,254)	(6,124,634)	(48,243)
Net transfers between other subaccounts
or fixed rate option	(4,238,453)	(5,007,131)	2,816,768	(13,048,586)	(19,558)
Other charges	(1,553,563)	(9,652)	(44,508)	(50,082)	(657)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,522,556)	(7,932,721)	(2,696,494)	(19,223,302)	(68,458)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,144,032)	(7,689,738)	(3,475,663)	(18,645,793)	(69,919)

NET ASSETS
Beginning of period	176,172,813	26,513,732	73,907,716	95,591,914	307,407
End of period	$164,028,781	$18,823,994	$70,432,053	$76,946,121	$237,488

Beginning units	9,403,773	2,183,676	6,710,477	7,667,275	19,989
Units issued	5,148,039	585,023	1,805,589	2,117,228	428
Units redeemed	(5,473,560)	(1,216,237)	(2,057,433)	(3,578,509)	(5,254)
Ending units	9,078,252	1,552,462	6,458,633	6,205,994	15,163
The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	4/29/2016**	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(12,846)	$(6,467)	$624	$(1,573,919)	$(12,328,426)
Capital gains distributions received	41,836	37,144	—	—	—
Net realized gain (loss) on shares redeemed	129	3,666	206,312	2,656,475	9,899,895
Net change in unrealized gain (loss) on investments	(38,222)	(8,865)	(153,275)	(582,180)	41,718,363
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,103)	25,478	53,661	500,376	39,289,832

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	135,323,913
Annuity payments	—	—	—	(22,086)	—
Surrenders, withdrawals and death benefits	(88,663)	(25,932)	(25,873)	(4,518,720)	(57,850,116)
Net transfers between other subaccounts
or fixed rate option	11,119	(3,479)	(832,990)	(5,486,309)	13,031,424
Other charges	(2,762)	(470)	(697)	(44,230)	(964,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(80,306)	(29,881)	(859,560)	(10,071,345)	89,540,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,409)	(4,403)	(805,899)	(9,570,969)	128,830,730

NET ASSETS
Beginning of period	839,800	393,794	805,899	71,798,688	738,461,884
End of period	$750,391	$389,391	$—	$62,227,719	$867,292,614

Beginning units	273,879	23,493	64,804	6,111,253	60,583,576
Units issued	5,799	1,698	166	3,963,220	14,464,519
Units redeemed	(32,930)	(3,328)	(64,970)	(4,740,164)	(7,049,563)
Ending units	246,748	21,863	—	5,334,309	67,998,532

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(27,929,219)	$7,699	$(3,243,928)	$(195,879)	$(7,630,072)
Capital gains distributions received	—	137,404	—	—	—
Net realized gain (loss) on shares redeemed	35,536,308	54,035	3,756,848	342,983	10,346,532
Net change in unrealized gain (loss) on investments	70,852,146	(57,139)	4,938,930	(414,557)	6,046,595
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	78,459,235	141,999	5,451,850	(267,453)	8,763,055

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	95,918,732	—	13,659,680	—	45,072,560
Annuity payments	(1,672,383)	—	(223,312)	—	(141,850)
Surrenders, withdrawals and death benefits	(84,227,045)	(89,197)	(17,595,387)	(1,711,377)	(16,279,930)
Net transfers between other subaccounts
or fixed rate option	(29,847,882)	(76,991)	37,376,630	6,231,377	(12,049,245)
Other charges	(17,892,623)	(2,237)	(2,660,251)	(5,219)	(6,081,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,721,201)	(168,425)	30,557,360	4,514,781	10,520,034

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,738,034	(26,426)	36,009,210	4,247,328	19,283,089

NET ASSETS
Beginning of period	1,772,066,560	1,445,765	214,505,032	8,653,401	507,612,527
End of period	$1,812,804,594	$1,419,339	$250,514,242	$12,900,729	$526,895,616

Beginning units	163,921,893	88,703	20,329,528	853,847	42,484,679
Units issued	47,168,888	891	14,823,225	1,036,995	22,564,008
Units redeemed	(51,747,845)	(10,888)	(12,042,855)	(612,149)	(21,984,514)
Ending units	159,342,936	78,706	23,109,898	1,278,693	43,064,173

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(45,668)	$(1,203,111)	$(61,422)	$(50,492)	$(1,281,655)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	82,651	984,516	215,220	(104,704)	1,063,135
Net change in unrealized gain (loss) on investments	266,060	9,237,543	(70,284)	659,865	9,611,670
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	303,043	9,018,948	83,514	504,669	9,393,150

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	878,070	7,538,789	—	1,169,864	6,278,718
Annuity payments	—	(6,903)	—	—	(520)
Surrenders, withdrawals and death benefits	(264,112)	(3,437,953)	(565,021)	(348,887)	(3,371,780)
Net transfers between other subaccounts
or fixed rate option	681,188	51,866,799	(864,981)	859,832	44,073,771
Other charges	(12,840)	(704,319)	(1,448)	(15,081)	(741,251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,282,306	55,256,413	(1,431,450)	1,665,728	46,238,938

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,585,349	64,275,361	(1,347,936)	2,170,397	55,632,088

NET ASSETS
Beginning of period	3,176,294	50,149,866	3,631,886	3,695,049	55,947,468
End of period	$4,761,643	$114,425,227	$2,283,950	$5,865,446	$111,579,556

Beginning units	350,145	3,551,338	367,737	453,887	4,530,041
Units issued	499,782	6,315,412	254,381	339,715	6,558,855
Units redeemed	(372,120)	(2,604,581)	(390,842)	(157,237)	(3,082,292)
Ending units	477,807	7,262,169	231,276	636,365	8,006,604

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(35,743)	$(109,824,713)	$(4,282,120)	$(5,922,074)	$(87,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(80,120)	301,281	723,079	4,898,431	59,400
Net change in unrealized gain (loss) on investments	380,696	367,171,610	15,543,340	11,824,304	852,566
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	264,833	257,648,178	11,984,299	10,800,661	824,139

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,018,959	2,814,074,265	56,604,725	53,975,007	2,331,759
Annuity payments	—	(29,637)	—	(8,564)	—
Surrenders, withdrawals and death benefits	(141,495)	(263,192,549)	(8,298,212)	(29,571,873)	(227,979)
Net transfers between other subaccounts
or fixed rate option	282,562	33,660,082	26,681,741	65,180,962	298,398
Other charges	(13,764)	(698,261)	(3,563,224)	(4,445,586)	(23,867)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,146,262	2,583,813,900	71,425,030	85,129,946	2,378,311

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,411,095	2,841,462,078	83,409,329	95,930,607	3,202,450

NET ASSETS
Beginning of period	2,999,378	4,067,263,994	245,655,740	286,279,890	6,684,231
End of period	$4,410,473	$6,908,726,072	$329,065,069	$382,210,497	$9,886,681

Beginning units	387,464	412,304,763	23,213,095	29,033,066	520,998
Units issued	235,139	280,192,337	15,644,367	31,182,720	288,728
Units redeemed	(99,073)	(37,119,584)	(9,201,655)	(22,600,986)	(97,894)
Ending units	523,530	655,377,516	29,655,807	37,614,800	711,832

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(59,810)	$(2,462,028)	$(9,165,498)	$(119,521)	$(184,153)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	32,940	18,898,575	(7,773,706)	(13,533)	44,120
Net change in unrealized gain (loss) on investments	713,467	(3,052,476)	37,233,465	1,162,899	2,089,413
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	686,597	13,384,071	20,294,261	1,029,845	1,949,380

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,313,717	—	212,575,831	4,825,949	10,186,660
Annuity payments	—	(166,673)	—	—	—
Surrenders, withdrawals and death benefits	(220,538)	(9,187,692)	(9,591,465)	(1,215,412)	(2,292,213)
Net transfers between other subaccounts
or fixed rate option	64,492	(199,124,158)	32,551,732	821,378	2,142,896
Other charges	(27,601)	(49,036)	(8,650,833)	(123,121)	(187,745)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,130,070	(208,527,559)	226,885,265	4,308,794	9,849,598

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,816,667	(195,143,488)	247,179,526	5,338,639	11,798,978

NET ASSETS
Beginning of period	5,750,774	206,638,270	527,805,997	15,774,134	23,321,129
End of period	$8,567,441	$11,494,782	$774,985,523	$21,112,773	$35,120,107

Beginning units	446,384	18,385,955	50,130,867	1,563,435	2,274,694
Units issued	295,225	2,087,684	46,504,968	714,377	1,437,625
Units redeemed	(137,761)	(19,448,464)	(25,861,261)	(286,063)	(501,378)
Ending units	603,848	1,025,175	70,774,574	1,991,749	3,210,941

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(277,350)	$(166,392)	$(73,003)	$(80,846)	$(136,641)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	24,716	24,228	(50,863)	(30,303)	39,196
Net change in unrealized gain (loss) on investments	3,314,179	1,697,946	399,571	968,543	524,249
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,061,545	1,555,782	275,705	857,394	426,804

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,928,793	8,583,217	3,501,279	6,691,319	8,562,058
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,787,535)	(2,494,541)	(746,765)	(748,404)	(2,062,553)
Net transfers between other subaccounts
or fixed rate option	3,277,575	2,704,657	(22,293)	854,204	1,225,668
Other charges	(280,996)	(169,819)	(75,966)	(80,038)	(134,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,137,837	8,623,514	2,656,255	6,717,081	7,590,611

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,199,382	10,179,296	2,931,960	7,574,475	8,017,415

NET ASSETS
Beginning of period	35,130,981	19,534,879	10,494,494	10,253,599	15,431,517
End of period	$52,330,363	$29,714,175	$13,426,454	$17,828,074	$23,448,932

Beginning units	3,374,462	2,047,834	1,127,233	1,017,276	1,573,821
Units issued	1,996,961	1,383,103	520,553	821,689	1,197,378
Units redeemed	(665,037)	(503,189)	(233,528)	(147,738)	(447,362)
Ending units	4,706,386	2,927,748	1,414,258	1,691,227	2,323,837

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(11,359)	$(14,605)	$(19,798)	$(1,595,263)	$(1,125,715)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	44,812	14,519	(6,731)	(812,921)	797,182
Net change in unrealized gain (loss) on investments	162,935	168,873	57,454	9,741,827	(4,889,537)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	196,388	168,787	30,925	7,333,643	(5,218,070)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,080,664	1,164,159	1,394,098	67,600,355	—
Annuity payments	—	—	—	—	(31,470)
Surrenders, withdrawals and death benefits	(72,361)	(175,382)	(87,676)	(1,035,910)	(4,625,670)
Net transfers between other subaccounts
or fixed rate option	1,241,040	(90,307)	189,634	24,192,428	106,344,456
Other charges	(10,928)	(14,363)	(19,681)	(1,434,217)	(29,072)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,238,415	884,107	1,476,375	89,322,656	101,658,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,434,803	1,052,894	1,507,300	96,656,299	96,440,174

NET ASSETS
Beginning of period	642,335	1,976,206	2,613,060	71,145,806	26,041,796
End of period	$3,077,138	$3,029,100	$4,120,360	$167,802,105	$122,481,970

Beginning units	70,527	212,801	276,304	7,329,717	2,626,136
Units issued	309,232	169,319	207,848	11,458,351	17,750,596
Units redeemed	(86,517)	(78,838)	(52,032)	(2,698,532)	(8,007,135)
Ending units	293,242	303,282	432,120	16,089,536	12,369,597

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(5,988)	$(3,575)	$(3,607)	$(6,309)	$(6,613)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,056	1,725	(5,836)	2,739	4,855
Net change in unrealized gain (loss) on investments	22,154	8,841	3,102	3,431	35,277
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,222	6,991	(6,341)	(139)	33,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	873,505	411,196	788,046	666,955	993,703
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(25,096)	(33,802)	(38,329)	(19,779)	(69,173)
Net transfers between other subaccounts
or fixed rate option	236,284	146,872	(112,325)	477,990	(38,643)
Other charges	(5,427)	(3,512)	(3,336)	(6,018)	(5,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,079,266	520,754	634,056	1,119,148	880,056

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,104,488	527,745	627,715	1,119,009	913,575

NET ASSETS
Beginning of period	353,700	268,241	262,713	301,702	569,304
End of period	$1,458,188	$795,986	$890,428	$1,420,711	$1,482,879

Beginning units	35,245	26,546	27,820	29,892	59,495
Units issued	143,875	70,357	105,097	126,498	133,297
Units redeemed	(40,067)	(20,185)	(35,531)	(18,510)	(42,237)
Ending units	139,053	76,718	97,386	137,880	150,555

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,586)	$(7,285)	$(16,150)	$(5,022)	$(26,901)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(4,797)	(6,083)	(2,587)	(972)	31,941
Net change in unrealized gain (loss) on investments	(5,512)	37,643	63,050	41,073	264,107
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(16,895)	24,275	44,313	35,079	269,147

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	613,316	1,017,897	2,174,612	702,911	4,012,677
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,310)	(31,166)	(141,718)	(29,838)	(136,510)
Net transfers between other subaccounts
or fixed rate option	293,040	106,230	821,047	100,270	1,493,683
Other charges	(6,284)	(6,890)	(15,555)	(4,729)	(23,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	869,762	1,086,071	2,838,386	768,614	5,346,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	852,867	1,110,346	2,882,699	803,693	5,615,416

NET ASSETS
Beginning of period	473,108	686,716	968,256	395,854	1,719,440
End of period	$1,325,975	$1,797,062	$3,850,955	$1,199,547	$7,334,856

Beginning units	50,001	73,164	99,816	40,649	178,446
Units issued	114,091	149,077	342,660	97,443	665,968
Units redeemed	(18,793)	(30,864)	(46,283)	(18,542)	(146,700)
Ending units	145,299	191,377	396,193	119,550	697,714

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/1/2016	1/1/2016	1/1/2016	1/4/2016*	8/5/2016*
	to	to	to	to	to
	6/24/2016**	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,257)	$176,850	$145,875	$(714,401)	$7,761
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(15,389)	(62,114)	6,523	(1,054,066)	(9,956)
Net change in unrealized gain (loss) on investments	22,170	404,736	65,556	(7,036,285)	(235,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	524	519,472	217,954	(8,804,752)	(238,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	984,106	15,343,126	3,925,948	—	7,342
Annuity payments	—	—	—	—	(22,147)
Surrenders, withdrawals and death benefits	(7,048)	(275,048)	(198,320)	(1,990,908)	(183,255)
Net transfers between other subaccounts
or fixed rate option	(2,424,963)	(429,321)	466,853	145,469,832	6,142,100
Other charges	(5,995)	(68,982)	(16,057)	(1,820)	(10,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,453,900)	14,569,775	4,178,424	143,477,104	5,933,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,453,376)	15,089,247	4,396,378	134,672,352	5,695,940

NET ASSETS
Beginning of period	1,453,376	5,541,593	1,218,011	—	—
End of period	$—	$20,630,840	$5,614,389	$134,672,352	$5,695,940

Beginning units	158,458	555,957	121,950	—	—
Units issued	135,189	1,772,136	512,556	16,673,858	640,663
Units redeemed	(293,647)	(322,538)	(103,934)	(2,993,618)	(55,248)
Ending units	—	2,005,555	530,572	13,680,240	585,415

* Date subaccount became available for investment.
** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,688,842)	$(2,421,302)	$(2,769,870)	$(184,565)	$(244,346)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,283,677	9,481,204	555,039	1,086,298
Net change in unrealized gain (loss) on investments	—	(1,508,125)	(4,773,508)	(416,689)	(994,739)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,688,842)	(2,645,750)	1,937,826	(46,215)	(152,787)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,490,965	506,337	557,354	37,671	95,695
Annuity payments	(1,850,694)	(1,645,657)	(1,465,094)	(678)	(600,783)
Surrenders, withdrawals and death benefits	(24,443,316)	(19,187,414)	(21,690,987)	(1,775,772)	(2,386,089)
Net transfers between other subaccounts
or fixed rate option	9,988,275	(969,890)	(3,144,828)	95,466	(86,941)
Other charges	(140,834)	(47,967)	(166,644)	—	(8,245)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,955,604)	(21,344,591)	(25,910,199)	(1,643,313)	(2,986,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,644,446)	(23,990,341)	(23,972,373)	(1,689,528)	(3,139,150)

NET ASSETS
Beginning of period	123,829,847	183,884,372	202,450,898	13,885,768	18,808,198
End of period	$107,185,401	$159,894,031	$178,478,525	$12,196,240	$15,669,048

Beginning units	105,488,489	72,636,072	71,106,864	5,009,097	7,301,716
Units issued	31,638,466	2,614,145	1,593,497	104,621	207,918
Units redeemed	(44,567,674)	(11,039,381)	(10,605,179)	(697,031)	(1,365,873)
Ending units	92,559,281	64,210,836	62,095,182	4,416,687	6,143,761

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(4,081,202)	$7,858,655	$(64,804)	$30,142	$(882,914)
Capital gains distributions received	—	—	—	3,581,691	—
Net realized gain (loss) on shares redeemed	10,096,462	(1,201,863)	(196,160)	13,360,733	1,942,557
Net change in unrealized gain (loss) on investments	(32,224,478)	(12,574,788)	(1,182,801)	(17,691,347)	(465,520)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(26,209,218)	(5,917,996)	(1,443,765)	(718,781)	594,123

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	855,211	772,545	8,170	1,426,671	315,331
Annuity payments	(1,622,718)	(1,339,613)	(51,809)	(1,471,598)	(154,695)
Surrenders, withdrawals and death benefits	(28,833,008)	(19,529,335)	(533,172)	(29,331,043)	(4,966,930)
Net transfers between other subaccounts
or fixed rate option	(1,903,799)	(1,947,861)	(132,887)	(3,416,253)	(391,422)
Other charges	(383,204)	(233,633)	—	(356,202)	(74,242)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,887,518)	(22,277,897)	(709,698)	(33,148,425)	(5,271,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,096,736)	(28,195,893)	(2,153,463)	(33,867,206)	(4,677,835)

NET ASSETS
Beginning of period	296,460,515	178,308,731	5,550,543	310,970,803	60,957,519
End of period	$238,363,779	$150,112,838	$3,397,080	$277,103,597	$56,279,684

Beginning units	99,749,309	42,176,156	903,400	114,421,833	27,386,565
Units issued	3,961,065	1,336,135	29,495	4,974,841	1,282,577
Units redeemed	(14,915,113)	(6,570,777)	(152,120)	(17,421,401)	(3,589,642)
Ending units	88,795,261	36,941,514	780,775	101,975,273	25,079,500
The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(4,346,574)	$(821,616)	$(99,382)	$272,502	$(243,917)
Capital gains distributions received	—	—	369,433	1,388,756	8,509,149
Net realized gain (loss) on shares redeemed	21,778,309	3,189,425	366,642	2,784,818	3,926,127
Net change in unrealized gain (loss) on investments	10,846,730	(4,378,456)	(1,048,417)	(10,213,599)	(18,087,204)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,278,465	(2,010,647)	(411,724)	(5,767,523)	(5,895,845)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	814,470	126,108	56,105	95,916	194,434
Annuity payments	(1,339,406)	(190,365)	(120,879)	(436,810)	(575,311)
Surrenders, withdrawals and death benefits	(29,898,734)	(5,818,241)	(1,650,973)	(6,189,946)	(8,487,479)
Net transfers between other subaccounts
or fixed rate option	(7,226,224)	(95,968)	467,092	(960,605)	(744,439)
Other charges	(278,195)	(12,858)	(5,161)	(16,782)	(29,064)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,928,089)	(5,991,324)	(1,253,816)	(7,508,227)	(9,641,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,649,624)	(8,001,971)	(1,665,540)	(13,275,750)	(15,537,704)

NET ASSETS
Beginning of period	296,938,124	61,806,529	20,257,223	74,911,907	90,740,425
End of period	$287,288,500	$53,804,558	$18,591,683	$61,636,157	$75,202,721

Beginning units	103,662,544	13,549,571	12,524,392	23,102,223	33,856,822
Units issued	3,351,717	473,853	733,385	853,648	676,663
Units redeemed	(16,137,262)	(1,778,131)	(1,517,358)	(3,289,137)	(4,350,743)
Ending units	90,876,999	12,245,293	11,740,419	20,666,734	30,182,742

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Institutional Shares)	Janus Aspen Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(473,344)	$(577,782)	$(128,834)	$(748,367)	$201,528
Capital gains distributions received	11,075,477	2,068,326	1,446,883	3,251,176	—
Net realized gain (loss) on shares redeemed	1,915,477	(214,688)	903,688	3,041,262	1,308,814
Net change in unrealized gain (loss) on investments	(10,016,379)	(8,138,796)	(2,311,094)	(1,964,061)	(2,984,120)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,501,231	(6,862,940)	(89,357)	3,580,010	(1,473,778)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	85,638	187,550	29,703	206,134	32,445
Annuity payments	(294,790)	(445,359)	(156,793)	(235,477)	(129,490)
Surrenders, withdrawals and death benefits	(6,385,208)	(6,523,776)	(1,884,081)	(5,874,438)	(2,651,817)
Net transfers between other subaccounts
or fixed rate option	(1,716,195)	91,391	(61,774)	(488,667)	(1,567,626)
Other charges	(21,760)	(22,451)	(6,722)	(20,350)	(6,552)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,332,315)	(6,712,645)	(2,079,667)	(6,412,798)	(4,323,040)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,831,084)	(13,575,585)	(2,169,024)	(2,832,788)	(5,796,818)

NET ASSETS
Beginning of period	62,899,948	75,535,811	20,287,552	61,530,762	30,777,889
End of period	$57,068,864	$61,960,226	$18,118,528	$58,697,974	$24,981,071

Beginning units	25,153,673	22,927,785	7,640,572	22,311,087	9,537,603
Units issued	474,809	1,117,277	236,038	701,638	318,894
Units redeemed	(3,689,509)	(3,196,447)	(1,012,048)	(2,982,088)	(1,692,083)
Ending units	21,938,973	20,848,615	6,864,562	20,030,637	8,164,414

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(390,074)	$(680,055)	$(174,555)	$(112,386)	$(1,532,176)
Capital gains distributions received	6,697,937	—	3,990,725	737,211	—
Net realized gain (loss) on shares redeemed	(82,165)	3,017,492	161,659	401,847	5,473,396
Net change in unrealized gain (loss) on investments	(7,180,911)	(34,959)	(3,885,013)	(311,491)	(10,443,091)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(955,213)	2,302,478	92,816	715,181	(6,501,871)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	25,333	63,230	29,232	47	236,175
Annuity payments	(194,912)	(244,437)	(386,663)	(5,730)	(297,480)
Surrenders, withdrawals and death benefits	(2,509,405)	(4,596,694)	(2,338,999)	(811,656)	(9,995,286)
Net transfers between other subaccounts
or fixed rate option	(93,774)	(885,656)	(921,328)	492,980	(1,560,261)
Other charges	(8,116)	(12,235)	(6,530)	(1,532)	(239,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,780,874)	(5,675,792)	(3,624,288)	(325,891)	(11,855,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,736,087)	(3,373,314)	(3,531,472)	389,290	(18,357,855)

NET ASSETS
Beginning of period	28,451,462	49,919,625	28,795,407	7,691,429	104,078,768
End of period	$24,715,375	$46,546,311	$25,263,935	$8,080,719	$85,720,913

Beginning units	10,386,118	20,332,558	18,107,817	7,457,283	39,236,475
Units issued	394,784	564,772	350,404	905,896	1,544,076
Units redeemed	(1,384,544)	(2,807,022)	(2,600,791)	(1,196,138)	(6,085,758)
Ending units	9,396,358	18,090,308	15,857,430	7,167,041	34,694,793

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Janus Aspen Janus Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(135,918)	$(1,932,553)	$(559,487)	$(4,765,843)	$(4,016,535)
Capital gains distributions received	2,051,727	—	—	—	—
Net realized gain (loss) on shares redeemed	659,241	7,790,585	88,822	12,654,880	17,209,647
Net change in unrealized gain (loss) on investments	(2,176,603)	(9,956,341)	1,220,428	(29,339,632)	(8,646,593)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	398,447	(4,098,309)	749,763	(21,450,595)	4,546,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	124,011	366,907	82,401	17,356,143	15,995,822
Annuity payments	(17,747)	(407,227)	(78,786)	(27,912)	(45,201)
Surrenders, withdrawals and death benefits	(1,010,826)	(12,617,668)	(4,729,090)	(19,739,079)	(15,810,613)
Net transfers between other subaccounts
or fixed rate option	(405,379)	(2,944,252)	165,345	290,335,870	(13,369,646)
Other charges	(31,503)	(311,192)	(85,652)	(3,010,122)	(2,124,173)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,341,444)	(15,913,432)	(4,645,782)	284,914,900	(15,353,811)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(942,997)	(20,011,741)	(3,896,019)	263,464,305	(10,807,292)

NET ASSETS
Beginning of period	11,421,964	127,550,881	35,458,947	259,462,977	239,837,524
End of period	$10,478,967	$107,539,140	$31,562,928	$522,927,282	$229,030,232

Beginning units	7,008,554	44,521,357	23,270,765	16,012,792	13,311,892
Units issued	441,498	1,621,237	1,210,732	25,361,269	6,888,154
Units redeemed	(1,297,444)	(6,917,261)	(4,016,024)	(6,535,017)	(7,767,236)
Ending units	6,152,608	39,225,333	20,465,473	34,839,044	12,432,810

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST Value Equity Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(27,174,457)	$(2,227,705)	$(3,156,908)	$(2,707,942)	$(1,867,908)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42,189,679	7,666,614	5,345,004	14,299,542	8,993,795
Net change in unrealized gain (loss) on investments	(44,443,491)	(15,932,724)	(11,657,904)	(11,438,948)	(16,441,118)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(29,428,269)	(10,493,815)	(9,469,808)	152,652	(9,315,231)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	57,684,153	2,046,580	14,452,593	3,041,298	5,704,308
Annuity payments	(176,523)	(74,509)	(33,007)	(40,324)	(37,410)
Surrenders, withdrawals and death benefits	(65,438,349)	(6,824,642)	(15,194,367)	(8,204,043)	(6,268,963)
Net transfers between other subaccounts
or fixed rate option	(84,429,145)	(13,337,599)	(22,755,234)	(14,390,515)	(5,995,350)
Other charges	(15,970,091)	(1,159,304)	(1,499,691)	(1,507,801)	(978,745)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(108,329,955)	(19,349,474)	(25,029,706)	(21,101,385)	(7,576,160)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(137,758,224)	(29,843,289)	(34,499,514)	(20,948,733)	(16,891,391)

NET ASSETS
Beginning of period	1,675,340,382	146,622,446	203,686,732	169,021,894	113,914,840
End of period	$1,537,582,158	$116,779,157	$169,187,218	$148,073,161	$97,023,449

Beginning units	130,504,071	9,863,434	15,527,480	10,031,807	6,169,731
Units issued	15,636,933	2,038,255	6,628,368	3,249,231	2,374,194
Units redeemed	(23,645,436)	(3,428,626)	(8,486,484)	(4,447,028)	(2,776,716)
Ending units	122,495,568	8,473,063	13,669,364	8,834,010	5,767,209

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,652,154)	$(5,398,244)	$(4,973,128)	$(8,569,109)	$(6,203,963)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,051,394	14,174,606	14,836,930	4,486,928	28,307,549
Net change in unrealized gain (loss) on investments	(11,543,289)	(33,874,690)	(45,939,197)	(8,905,825)	7,996,706
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,144,049)	(25,098,328)	(36,075,395)	(12,988,006)	30,100,292

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,528,264	15,968,934	13,706,666	30,816,088	7,529,323
Annuity payments	(98,599)	(80,694)	(126,453)	(71,416)	(86,312)
Surrenders, withdrawals and death benefits	(5,742,243)	(21,161,522)	(22,082,329)	(39,510,973)	(21,049,588)
Net transfers between other subaccounts
or fixed rate option	(9,693,715)	295,911,578	531,646	85,989,942	(48,727,531)
Other charges	(813,644)	(2,915,345)	(4,155,672)	(6,731,797)	(3,473,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(11,819,937)	287,722,951	(12,126,142)	70,491,844	(65,807,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,963,986)	262,624,623	(48,201,537)	57,503,838	(35,707,013)

NET ASSETS
Beginning of period	107,334,719	271,569,698	409,452,191	594,715,250	404,850,011
End of period	$89,370,733	$534,194,321	$361,250,654	$652,219,088	$369,142,998

Beginning units	6,293,911	14,692,106	25,255,265	49,551,416	23,783,239
Units issued	1,939,008	24,446,817	5,270,329	20,299,225	4,239,342
Units redeemed	(2,631,917)	(7,204,964)	(6,034,173)	(14,626,437)	(7,969,059)
Ending units	5,601,002	31,933,959	24,491,421	55,224,204	20,053,522

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,836,904)	$(4,798,992)	$(2,641,070)	$(2,954,898)	$(4,649,560)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,602,063	18,487,464	(416,465)	11,256,834	(12,068,995)
Net change in unrealized gain (loss) on investments	(1,216,115)	(35,005,067)	1,254,072	(6,220,943)	(45,874,489)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,549,044	(21,316,595)	(1,803,463)	2,080,993	(62,593,044)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,094,679	13,984,770	13,602,254	15,126,786	9,559,863
Annuity payments	(85,172)	(55,149)	(380,790)	(27,085)	(155,452)
Surrenders, withdrawals and death benefits	(7,542,343)	(18,919,547)	(16,707,938)	(10,761,951)	(17,543,106)
Net transfers between other subaccounts
or fixed rate option	(8,178,032)	(1,009,031)	(3,227,381)	2,876,440	(4,788,592)
Other charges	(1,125,518)	(2,482,932)	(1,114,789)	(1,591,578)	(2,397,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,836,386)	(8,481,889)	(7,828,644)	5,622,612	(15,324,658)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,287,342)	(29,798,484)	(9,632,107)	7,703,605	(77,917,702)

NET ASSETS
Beginning of period	122,404,837	292,468,757	162,189,725	168,707,059	295,414,147
End of period	$120,117,495	$262,670,273	$152,557,618	$176,410,664	$217,496,445

Beginning units	7,243,407	15,349,477	15,865,967	8,979,699	28,651,080
Units issued	2,358,592	5,571,453	7,435,067	4,591,181	16,302,464
Units redeemed	(2,845,643)	(5,989,829)	(8,217,010)	(4,215,426)	(18,348,000)
Ending units	6,756,356	14,931,101	15,084,024	9,355,454	26,605,544

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(136,215,279)	$(5,762,044)	$(3,447,689)	$(2,571,714)	$(25,370,890)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	143,655,699	13,888,150	4,670,168	(2,055,742)	34,088,288
Net change in unrealized gain (loss) on investments	(165,807,473)	(20,552,176)	(11,322,921)	(7,142,454)	(45,455,221)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(158,367,053)	(12,426,070)	(10,100,442)	(11,769,910)	(36,737,823)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	423,537,023	20,461,500	2,640,788	10,633,368	138,726,635
Annuity payments	(987,961)	(62,595)	(13,931)	(12,299)	(455,839)
Surrenders, withdrawals and death benefits	(271,797,429)	(22,644,479)	(9,632,438)	(12,020,999)	(50,428,127)
Net transfers between other subaccounts
or fixed rate option	2,374,797,099	8,064,790	5,155,139	(7,603,574)	(63,377,139)
Other charges	(89,229,155)	(3,318,293)	(1,826,836)	(1,918,345)	(16,396,455)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,436,319,577	2,500,923	(3,677,278)	(10,921,849)	8,069,075

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,277,952,524	(9,925,147)	(13,777,720)	(22,691,759)	(28,668,748)

NET ASSETS
Beginning of period	7,977,063,217	356,336,807	201,652,986	194,299,855	1,548,822,529
End of period	$10,255,015,741	$346,411,660	$187,875,266	$171,608,096	$1,520,153,781

Beginning units	568,526,998	22,518,431	17,384,407	18,913,325	130,026,899
Units issued	254,232,029	9,907,553	6,722,833	4,715,648	28,700,325
Units redeemed	(73,021,292)	(9,793,927)	(7,176,274)	(5,855,663)	(28,116,854)
Ending units	749,737,735	22,632,057	16,930,966	17,773,310	130,610,370

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(125,798,465)	$(64,994,959)	$(114,211,135)	$(75,511,707)	$(53,186,550)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,431,702	139,169,566	159,723,447	98,860,975	64,163,277
Net change in unrealized gain (loss) on investments	(121,731,965)	(262,080,999)	(126,282,456)	(89,268,642)	(34,452,090)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(94,098,728)	(187,906,392)	(80,770,144)	(65,919,374)	(23,475,363)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	418,780,730	74,294,834	362,804,947	147,689,896	236,184,040
Annuity payments	(2,362,772)	(1,289,714)	(2,860,746)	(3,395,497)	(552,982)
Surrenders, withdrawals and death benefits	(254,613,915)	(161,523,040)	(314,875,354)	(254,455,566)	(115,912,779)
Net transfers between other subaccounts
or fixed rate option	69,059,309	(476,187,469)	(65,014,377)	(133,278,891)	(24,245,718)
Other charges	(68,504,754)	(33,426,670)	(64,444,220)	(39,737,191)	(33,703,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	162,358,598	(598,132,059)	(84,389,750)	(283,177,249)	61,768,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	68,259,870	(786,038,451)	(165,159,894)	(349,096,623)	38,293,261

NET ASSETS
Beginning of period	7,352,204,320	4,038,220,348	7,070,582,658	4,631,403,989	3,226,252,759
End of period	$7,420,464,190	$3,252,181,897	$6,905,422,764	$4,282,307,366	$3,264,546,020

Beginning units	516,836,090	326,241,303	514,029,248	360,303,030	251,090,931
Units issued	85,375,376	49,712,166	58,463,515	41,890,927	44,111,547
Units redeemed	(72,051,284)	(99,133,958)	(61,347,724)	(62,474,022)	(37,482,942)
Ending units	530,160,182	276,819,511	511,145,039	339,719,935	257,719,536

The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(83,578,779)	$(101,334,509)	$(10,223,823)	$(3,298,761)	$(3,443,100)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,152,104	122,766,365	43,179,039	—	13,006,069
Net change in unrealized gain (loss) on investments	(186,860,093)	(76,524,569)	10,376,550	—	(12,221,095)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(155,286,768)	(55,092,713)	43,331,766	(3,298,761)	(2,658,126)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	367,186,251	291,364,954	30,855,120	50,620,343	10,253,106
Annuity payments	(821,787)	(1,012,540)	(169,655)	(138,145)	(79,066)
Surrenders, withdrawals and death benefits	(171,646,666)	(202,413,582)	(37,818,448)	(640,527,195)	(13,585,428)
Net transfers between other subaccounts
or fixed rate option	2,680,912,374	(132,149,635)	1,776,355	639,000,478	7,094,194
Other charges	(54,783,033)	(64,547,094)	(5,145,671)	(1,255,048)	(1,701,040)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,820,847,139	(108,757,897)	(10,502,299)	47,700,433	1,981,766

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,665,560,371	(163,850,610)	32,829,467	44,401,672	(676,360)

NET ASSETS
Beginning of period	4,474,369,276	6,256,006,335	590,749,420	192,740,753	196,547,126
End of period	$7,139,929,647	$6,092,155,725	$623,578,887	$237,142,425	$195,870,766

Beginning units	324,805,239	447,097,289	31,589,569	20,583,057	10,894,174
Units issued	279,011,465	49,967,599	12,461,201	105,963,727	5,053,580
Units redeemed	(76,394,044)	(54,859,170)	(12,928,663)	(100,888,401)	(4,941,079)
Ending units	527,422,660	442,205,718	31,122,107	25,658,383	11,006,675

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	NVIT Developing Markets Fund	AST Investment Grade Bond Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(31,260,104)	$(1,935,038)	$(2,633,632)	$(46,746)	$(22,022,533)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,114,365	2,667,717	6,223,917	(513,882)	27,763,395
Net change in unrealized gain (loss) on investments	(58,199,451)	(5,533,043)	(1,250,052)	(724,538)	(13,147,161)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(70,345,190)	(4,800,364)	2,340,233	(1,285,166)	(7,406,299)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,687,814	8,997,088	11,620,303	60,930	18,424
Annuity payments	(1,361,318)	(107,983)	(48,252)	(30,889)	(134,931)
Surrenders, withdrawals and death benefits	(110,697,384)	(9,631,948)	(10,402,438)	(842,451)	(65,385,166)
Net transfers between other subaccounts
or fixed rate option	(178,308,203)	37,827,130	8,958,055	(150,585)	2,029,704,053
Other charges	(16,921,533)	(932,754)	(2,534,901)	(26,803)	(14,740,999)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(285,600,624)	36,151,533	7,592,767	(989,798)	1,949,461,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	(355,945,814)	31,351,169	9,933,000	(2,274,964)	1,942,055,082

NET ASSETS
Beginning of period	2,043,440,509	90,248,009	201,218,906	8,082,662	727,546,291
End of period	$1,687,494,695	$121,599,178	$211,151,906	$5,807,698	$2,669,601,373

Beginning units	178,575,778	8,001,718	17,911,676	594,550	54,969,670
Units issued	35,251,274	8,157,919	6,711,748	60,972	446,902,074
Units redeemed	(60,716,970)	(4,699,745)	(6,278,570)	(136,177)	(292,104,557)
Ending units	153,110,082	11,459,892	18,344,854	519,345	209,767,187

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(9,594,626)	$(1,460,439)	$(288,284)	$(1,397,152)	$(3,392,678)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,597,302	1,220,128	56,535	4,637,216	(9,023,046)
Net change in unrealized gain (loss) on investments	(1,304,915)	(556,666)	106,299	(5,128,085)	(27,779,366)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,302,239)	(796,977)	(125,450)	(1,888,021)	(40,195,090)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,663,726	3,322	564	3,331,372	2,622,421
Annuity payments	(32,338)	(75,049)	—	(26,561)	(17,788)
Surrenders, withdrawals and death benefits	(34,123,378)	(9,103,178)	(1,017,817)	(5,219,845)	(9,546,629)
Net transfers between other subaccounts
or fixed rate option	40,103,902	866,304	1,252,484	(9,894,517)	(5,791,708)
Other charges	(5,193,807)	(42,184)	(5,690)	(760,067)	(1,984,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	16,418,105	(8,350,785)	229,541	(12,569,618)	(14,718,637)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,115,866	(9,147,762)	104,091	(14,457,639)	(54,913,727)

NET ASSETS
Beginning of period	536,794,327	75,795,993	13,782,612	88,155,577	215,174,460
End of period	$549,910,193	$66,648,231	$13,886,703	$73,697,938	$160,260,733

Beginning units	45,409,933	6,472,657	1,127,369	5,836,926	22,066,237
Units issued	23,810,448	1,709,248	398,470	1,962,076	11,660,298
Units redeemed	(22,503,768)	(2,416,712)	(374,335)	(2,819,925)	(13,682,805)
Ending units	46,716,613	5,765,193	1,151,504	4,979,077	20,043,730
The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(5,055,656)	$(63,133,546)	$(56,587,576)	$(36,024,083)	$(31,763,951)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,832,620	75,384,666	64,792,146	50,740,745	43,877,298
Net change in unrealized gain (loss) on investments	(36,238,525)	(138,288,597)	(78,850,148)	(76,070,713)	(62,692,428)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,461,561)	(126,037,477)	(70,645,578)	(61,354,051)	(50,579,081)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,857,569	205,464,880	208,910,981	135,568,538	87,247,046
Annuity payments	(42,719)	(387,429)	(544,657)	(91,425)	(75,909)
Surrenders, withdrawals and death benefits	(16,678,284)	(118,441,994)	(113,564,958)	(63,878,682)	(66,674,863)
Net transfers between other subaccounts
or fixed rate option	(18,359,913)	2,093,179,057	536,479,590	(80,429,773)	(153,107,815)
Other charges	(2,791,538)	(41,298,598)	(38,856,135)	(23,847,262)	(21,575,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(26,014,885)	2,138,515,916	592,424,821	(32,678,604)	(154,186,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,476,446)	2,012,478,439	521,779,243	(94,032,655)	(204,765,903)

NET ASSETS
Beginning of period	322,406,761	3,390,731,550	3,451,524,915	2,240,418,989	2,047,499,900
End of period	$273,930,315	$5,403,209,989	$3,973,304,158	$2,146,386,334	$1,842,733,997

Beginning units	17,426,498	242,326,082	273,990,007	162,234,524	168,111,535
Units issued	6,074,942	201,789,698	95,290,728	23,072,009	23,429,843
Units redeemed	(7,493,972)	(46,129,596)	(43,997,341)	(24,332,499)	(35,526,273)
Ending units	16,007,468	397,986,184	325,283,394	160,974,034	156,015,105

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Consumer Services	ProFund VP Consumer Goods Portfolio	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(6,762)	$(1,298)	$(9,251)	$(30,405)	$(3,718)
Capital gains distributions received	71,304	—	—	—	—
Net realized gain (loss) on shares redeemed	13,967	34,327	87,997	234,186	37,004
Net change in unrealized gain (loss) on investments	(68,586)	(23,284)	(107,353)	(133,151)	(49,263)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,923	9,745	(28,607)	70,630	(15,977)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,360	54,970	17,277	73,458	17,515
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(78,113)	(11,512)	(32,710)	(157,543)	(43,438)
Net transfers between other subaccounts
or fixed rate option	224,042	22,354	(150,330)	136,434	(57,338)
Other charges	(4,275)	(2,222)	(6,317)	(17,646)	(2,670)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	152,014	63,590	(172,080)	34,703	(85,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	161,937	73,335	(200,687)	105,333	(101,908)

NET ASSETS
Beginning of period	393,123	366,074	917,036	2,194,481	376,001
End of period	$555,060	$439,409	$716,349	$2,299,814	$274,093

Beginning units	18,888	21,057	86,071	103,906	25,489
Units issued	17,578	26,026	39,750	51,066	5,090
Units redeemed	(11,125)	(22,640)	(55,711)	(49,969)	(11,579)
Ending units	25,341	24,443	70,110	105,003	19,000

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(10,290)	$(6,546)	$(5,425)	$(7,940)	$(6,476)
Capital gains distributions received	113,134	25,233	—	103,006	32,600
Net realized gain (loss) on shares redeemed	(24,194)	50,624	54,105	(17,879)	(35,771)
Net change in unrealized gain (loss) on investments	(120,770)	(96,619)	(64,894)	(74,581)	(49,329)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(42,120)	(27,308)	(16,214)	2,606	(58,976)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	11,461	34,720	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(33,061)	(32,380)	(23,589)	(79,199)	(29,068)
Net transfers between other subaccounts
or fixed rate option	115,224	(96,310)	(128,571)	(137,295)	39,544
Other charges	(6,214)	(4,745)	(4,047)	(4,267)	(4,095)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	75,949	(133,435)	(144,746)	(186,041)	6,381

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,829	(160,743)	(160,960)	(183,435)	(52,595)

NET ASSETS
Beginning of period	541,605	504,823	692,793	757,344	261,568
End of period	$575,434	$344,080	$531,833	$573,909	$208,973

Beginning units	34,119	32,125	51,205	43,337	16,273
Units issued	38,569	25,766	33,168	22,539	49,776
Units redeemed	(36,099)	(33,274)	(44,635)	(32,943)	(51,631)
Ending units	36,589	24,617	39,738	32,933	14,418

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	ProFund VP Telecommunications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$251	$5,980	$(18,025)	$(5,174)	$(1,455,451)
Capital gains distributions received	—	2,963	—	—	—
Net realized gain (loss) on shares redeemed	(49)	55,615	214,961	136,572	5,082,633
Net change in unrealized gain (loss) on investments	(571)	(125,509)	(165,024)	(226,697)	(9,425,711)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(369)	(60,951)	31,912	(95,299)	(5,798,529)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	53,877	57,390	71,180	1,242,391
Annuity payments	—	—	—	—	(2,521)
Surrenders, withdrawals and death benefits	(10,200)	(30,536)	(55,416)	(50,623)	(3,056,520)
Net transfers between other subaccounts
or fixed rate option	15,910	(134,642)	(745,932)	(402,684)	(6,950,586)
Other charges	(764)	(5,018)	(10,552)	(7,939)	(757,603)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,946	(116,319)	(754,510)	(390,066)	(9,524,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,577	(177,270)	(722,598)	(485,365)	(15,323,368)

NET ASSETS
Beginning of period	97,363	820,750	1,831,986	1,541,902	93,045,505
End of period	$101,940	$643,480	$1,109,388	$1,056,537	$77,722,137

Beginning units	8,571	54,742	114,837	118,810	6,071,839
Units issued	4,367	23,859	29,252	26,957	1,562,564
Units redeemed	(4,446)	(33,290)	(76,822)	(60,917)	(2,211,232)
Ending units	8,492	45,311	67,267	84,850	5,423,171

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Portfolio (Class 1)
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(2,595,570)	$(523,186)	$(1,516,622)	$(2,117,531)	$10,127
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,250,016	635,932	817,718	3,124,383	15,084
Net change in unrealized gain (loss) on investments	4,051,015	(189,381)	(702,208)	(1,020,664)	(11,827)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,705,461	(76,635)	(1,401,112)	(13,812)	13,384

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,567,301	289	—	1,482	—
Annuity payments	(40,639)	—	—	—	—
Surrenders, withdrawals and death benefits	(10,538,041)	(3,666,397)	(10,120,160)	(8,612,340)	(99,858)
Net transfers between other subaccounts
or fixed rate option	26,247,922	3,938,269	12,420,685	3,586,637	(59,441)
Other charges	(1,484,236)	(9,098)	(41,213)	(53,303)	(1,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	27,752,307	263,063	2,259,312	(5,077,524)	(160,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,457,768	186,428	858,200	(5,091,336)	(146,923)

NET ASSETS
Beginning of period	136,715,045	26,327,304	73,049,516	100,683,250	454,330
End of period	$176,172,813	$26,513,732	$73,907,716	$95,591,914	$307,407

Beginning units	7,910,969	2,158,811	6,505,236	8,022,325	29,874
Units issued	5,840,357	2,028,299	3,367,997	6,043,189	451
Units redeemed	(4,347,553)	(2,003,434)	(3,162,756)	(6,398,239)	(10,336)
Ending units	9,403,773	2,183,676	6,710,477	7,667,275	19,989

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1)	Wells Fargo VT Small Cap Value Portfolio	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(16,666)	$(7,441)	$(10,330)	$(1,311,941)	$(10,673,164)
Capital gains distributions received	173,503	52,692	—	—	—
Net realized gain (loss) on shares redeemed	13,309	18,839	34,794	1,555,582	4,747,150
Net change in unrealized gain (loss) on investments	(171,841)	(76,597)	(143,175)	(273,163)	(7,070,690)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,695)	(12,507)	(118,711)	(29,522)	(12,996,704)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56	—	40	7,695	238,360,936
Annuity payments	—	—	—	(29,650)	(119,631)
Surrenders, withdrawals and death benefits	(170,074)	(22,086)	(127,914)	(5,633,711)	(61,789,757)
Net transfers between other subaccounts
or fixed rate option	(12,478)	(16,108)	58,009	29,287,497	29,701,693
Other charges	(2,994)	(522)	(2,161)	(37,724)	(463,305)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(185,490)	(38,716)	(72,026)	23,594,107	205,689,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	(187,185)	(51,223)	(190,737)	23,564,585	192,693,232

NET ASSETS
Beginning of period	1,026,985	445,017	996,636	48,234,103	545,768,652
End of period	$839,800	$393,794	$805,899	$71,798,688	$738,461,884

Beginning units	333,847	25,406	70,612	4,100,728	43,953,498
Units issued	99,411	1,972	10,047	6,639,506	23,520,343
Units redeemed	(159,379)	(3,885)	(15,855)	(4,628,981)	(6,890,265)
Ending units	273,879	23,493	64,804	6,111,253	60,583,576

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(29,889,432)	$(20,628)	$(2,847,570)	$(631,811)	$(7,946,335)
Capital gains distributions received	—	159,257	—	—	—
Net realized gain (loss) on shares redeemed	27,185,893	49,023	1,705,673	8,235,527	8,914,447
Net change in unrealized gain (loss) on investments	(83,972,154)	(255,309)	(2,565,954)	(7,050,635)	(16,453,296)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(86,675,693)	(67,657)	(3,707,851)	553,081	(15,485,184)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	137,945,689	13,838	16,394,149	—	63,855,838
Annuity payments	(1,356,192)	—	(39,340)	—	(109,400)
Surrenders, withdrawals and death benefits	(78,293,201)	(47,599)	(15,749,838)	(1,134,242)	(14,261,072)
Net transfers between other subaccounts
or fixed rate option	(34,932,535)	(36,869)	25,760,608	(84,781,568)	(12,376,671)
Other charges	(17,187,625)	(2,256)	(2,323,418)	(9,111)	(5,772,740)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,176,136	(72,886)	24,042,161	(85,924,921)	31,335,955

TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,499,557)	(140,543)	20,334,310	(85,371,840)	15,850,771

NET ASSETS
Beginning of period	1,852,566,117	1,586,308	194,170,722	94,025,241	491,761,756
End of period	$1,772,066,560	$1,445,765	$214,505,032	$8,653,401	$507,612,527

Beginning units	163,477,249	92,946	18,101,692	9,385,875	39,863,759
Units issued	25,922,337	39,203	12,670,506	238,606	11,446,190
Units redeemed	(25,477,693)	(43,446)	(10,442,670)	(8,770,634)	(8,825,270)
Ending units	163,921,893	88,703	20,329,528	853,847	42,484,679

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(34,986)	$(611,532)	$(359,463)	$(37,636)	$(992,622)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(33,923)	945,434	3,973,575	(216,132)	1,099,376
Net change in unrealized gain (loss) on investments	(72,298)	(1,364,742)	(3,289,030)	(588,570)	(3,671,991)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(141,207)	(1,030,840)	325,082	(842,338)	(3,565,237)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,692,653	5,802,464	1,262	2,353,382	6,063,961
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,155,726)	(3,219,647)	(1,395,222)	(1,101,243)	(4,838,507)
Net transfers between other subaccounts
or fixed rate option	312,265	16,353,656	(51,236,335)	1,270,146	5,008,242
Other charges	(8,967)	(320,407)	(7,802)	(7,775)	(526,097)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	840,225	18,616,066	(52,638,097)	2,514,510	5,707,599

TOTAL INCREASE (DECREASE) IN NET ASSETS	699,018	17,585,226	(52,313,015)	1,672,172	2,142,362

NET ASSETS
Beginning of period	2,477,276	32,564,640	55,944,901	2,022,877	53,805,106
End of period	$3,176,294	$50,149,866	$3,631,886	$3,695,049	$55,947,468

Beginning units	263,440	2,236,302	5,709,998	208,732	4,131,841
Units issued	276,746	2,782,114	1,213,284	468,302	3,844,444
Units redeemed	(190,041)	(1,467,078)	(6,555,545)	(223,147)	(3,446,244)
Ending units	350,145	3,551,338	367,737	453,887	4,530,041

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(31,454)	$(61,890,176)	$(3,450,487)	$(3,647,940)	$(66,634)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(55,675)	(7,182)	786,869	1,410,862	61,396
Net change in unrealized gain (loss) on investments	(517,853)	(116,825,779)	(1,296,693)	(2,090,367)	5,403
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(604,982)	(178,723,137)	(3,960,311)	(4,327,445)	165

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,177,462	1,956,908,963	53,301,615	50,444,424	3,966,393
Annuity payments	—	(113,745)	—	(14,592)	—
Surrenders, withdrawals and death benefits	(1,004,507)	(148,700,497)	(6,296,339)	(13,315,131)	(917,740)
Net transfers between other subaccounts
or fixed rate option	800,443	16,985,861	17,974,249	78,133,372	1,119,546
Other charges	(7,732)	(418,963)	(2,633,190)	(2,556,671)	(10,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,965,666	1,824,661,619	62,346,335	112,691,402	4,157,294

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,360,684	1,645,938,482	58,386,024	108,363,957	4,157,459

NET ASSETS
Beginning of period	1,638,694	2,421,325,512	187,269,716	177,915,933	2,526,772
End of period	$2,999,378	$4,067,263,994	$245,655,740	$286,279,890	$6,684,231

Beginning units	174,766	233,396,995	17,481,322	17,738,989	199,303
Units issued	505,761	202,285,327	9,913,247	23,396,596	476,338
Units redeemed	(293,063)	(23,377,559)	(4,181,474)	(12,102,519)	(154,643)
Ending units	387,464	412,304,763	23,213,095	29,033,066	520,998

The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(40,808)	$(3,296,961)	$(6,149,930)	$(68,680)	$(114,936)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,372	3,114,969	(144,441)	(70,075)	(90,616)
Net change in unrealized gain (loss) on investments	(41,603)	2,137,146	1,582,376	(373,032)	(437,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,039)	1,955,154	(4,711,995)	(511,787)	(643,039)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,616,364	94,315	223,700,786	16,534,177	20,245,565
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,459,901)	(10,668,940)	(4,993,934)	(6,442,346)	(9,659,420)
Net transfers between other subaccounts
or fixed rate option	1,162,960	185,101,752	33,342,037	2,498,073	5,363,936
Other charges	(12,568)	(73,907)	(5,327,834)	(57,336)	(104,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,306,855	174,453,220	246,721,055	12,532,568	15,845,774

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,297,816	176,408,374	242,009,060	12,020,781	15,202,735

NET ASSETS
Beginning of period	2,452,958	30,229,896	285,796,937	3,753,353	8,118,394
End of period	$5,750,774	$206,638,270	$527,805,997	$15,774,134	$23,321,129

Beginning units	197,046	2,681,111	27,150,543	366,409	784,123
Units issued	463,933	31,905,147	26,972,103	1,968,742	2,699,630
Units redeemed	(214,595)	(16,200,303)	(3,991,779)	(771,716)	(1,209,059)
Ending units	446,384	18,385,955	50,130,867	1,563,435	2,274,694

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/1/2015
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(131,713)	$(104,388)	$(37,019)	$(38,938)	$(73,615)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(33,895)	(235,728)	(50,951)	(24,498)	(43,567)
Net change in unrealized gain (loss) on investments	(709,947)	(678,008)	(302,903)	(281,234)	(223,593)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(875,555)	(1,018,124)	(390,873)	(344,670)	(340,775)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,062,588	19,562,130	12,329,146	11,088,438	15,989,448
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,335,122)	(9,134,734)	(4,409,034)	(3,874,395)	(5,892,167)
Net transfers between other subaccounts
or fixed rate option	5,280,995	2,690,188	1,248,337	830,125	1,381,242
Other charges	(104,942)	(94,849)	(29,238)	(31,705)	(62,031)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,903,519	13,022,735	9,139,211	8,012,463	11,416,492

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,027,964	12,004,611	8,748,338	7,667,793	11,075,717

NET ASSETS
Beginning of period	5,103,017	7,530,268	1,746,156	2,585,806	4,355,800
End of period	$35,130,981	$19,534,879	$10,494,494	$10,253,599	$15,431,517

Beginning units	483,991	755,686	180,215	251,326	434,449
Units issued	4,612,868	2,490,673	1,507,133	1,259,309	1,984,632
Units redeemed	(1,722,397)	(1,198,525)	(560,115)	(493,359)	(845,260)
Ending units	3,374,462	2,047,834	1,127,233	1,017,276	1,573,821

The accompanying notes are an integral part of these financial statements.
A 83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026
	1/1/2015	1/1/2015	1/1/2015	1/1/2015	1/2/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(3,203)	$(8,971)	$(13,811)	$(595,036)	$(333,005)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(14,690)	(60,085)	(19,037)	(12,407)	302,578
Net change in unrealized gain (loss) on investments	5,986	(163,970)	(28,863)	(1,459,868)	349,326
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,907)	(233,026)	(61,711)	(2,067,311)	318,899

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	583,427	1,920,537	2,734,803	59,856,525	10,595
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(311,621)	(1,038,636)	(1,735,301)	(246,444)	(1,121,067)
Net transfers between other subaccounts
or fixed rate option	67,117	401,642	438,985	9,596,853	26,834,492
Other charges	(2,939)	(7,816)	(12,013)	(445,978)	(1,123)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	335,984	1,275,727	1,426,474	68,760,956	25,722,897

TOTAL INCREASE (DECREASE) IN NET ASSETS	324,077	1,042,701	1,364,763	66,693,645	26,041,796

NET ASSETS
Beginning of period	318,258	933,505	1,248,297	4,452,161	—
End of period	$642,335	$1,976,206	$2,613,060	$71,145,806	$26,041,796

Beginning units	32,777	89,684	128,291	447,810	—
Units issued	98,268	291,915	409,538	7,424,822	4,771,701
Units redeemed	(60,518)	(168,798)	(261,525)	(542,915)	(2,145,565)
Ending units	70,527	212,801	276,304	7,329,717	2,626,136

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio
	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(383)	$(260)	$(348)	$(286)	$(748)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42	(1)	(1,253)	1	(639)
Net change in unrealized gain (loss) on investments	(1,412)	(406)	(5,246)	(478)	(7,666)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,753)	(667)	(6,847)	(763)	(9,053)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	334,662	207,035	251,132	280,141	504,667
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(11,996)	(19,728)	(123,467)	(8,661)	(186,831)
Net transfers between other subaccounts
or fixed rate option	32,830	81,723	142,051	31,082	260,875
Other charges	(43)	(122)	(156)	(97)	(354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	355,453	268,908	269,560	302,465	578,357

TOTAL INCREASE (DECREASE) IN NET ASSETS	353,700	268,241	262,713	301,702	569,304

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$353,700	$268,241	$262,713	$301,702	$569,304

Beginning units	—	—	—	—	—
Units issued	37,049	29,675	40,595	31,551	85,507
Units redeemed	(1,804)	(3,129)	(12,775)	(1,659)	(26,012)
Ending units	35,245	26,546	27,820	29,892	59,495
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio
	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*	7/13/2015*
	to	to	to	to	to
	12/31/2015	12/31/2015	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(558)	$(597)	$(921)	$(315)	$(1,449)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,818)	(90)	(363)	35	(976)
Net change in unrealized gain (loss) on investments	(5,329)	(5,521)	(10,633)	(1,740)	(28,884)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,705)	(6,208)	(11,917)	(2,020)	(31,309)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	361,627	590,803	939,021	355,262	1,220,802
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(64,962)	(33,928)	(35,970)	(38,238)	(75,680)
Net transfers between other subaccounts
or fixed rate option	184,612	136,271	77,327	81,007	605,882
Other charges	(464)	(222)	(205)	(157)	(255)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	480,813	692,924	980,173	397,874	1,750,749

TOTAL INCREASE (DECREASE) IN NET ASSETS	473,108	686,716	968,256	395,854	1,719,440

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$473,108	$686,716	$968,256	$395,854	$1,719,440

Beginning units	—	—	—	—	—
Units issued	58,567	80,854	103,970	44,557	189,602
Units redeemed	(8,566)	(7,690)	(4,154)	(3,908)	(11,156)
Ending units	50,001	73,164	99,816	40,649	178,446

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2015

	SUBACCOUNTS
	AST IVY Asset Strategy Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)
	7/13/2015*	8/24/2015*	8/24/2015*
	to	to	to
	12/31/2015	12/31/2015	12/31/2015

OPERATIONS
Net investment income (loss)	$(1,444)	$30,601	$22,590
Capital gains distributions received	—	276,727	1,136
Net realized gain (loss) on shares redeemed	(3,041)	(127)	(58)
Net change in unrealized gain (loss) on investments	(22,170)	(339,590)	(32,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(26,655)	(32,389)	(8,747)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,253,836	5,327,359	1,098,099
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(48,859)	(28,415)	(5,217)
Net transfers between other subaccounts
or fixed rate option	275,300	275,780	134,041
Other charges	(246)	(742)	(165)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,480,031	5,573,982	1,226,758

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,453,376	5,541,593	1,218,011

NET ASSETS
Beginning of period	—	—	—
End of period	$1,453,376	$5,541,593	$1,218,011

Beginning units	—	—	—
Units issued	167,224	560,448	126,996
Units redeemed	(8,766)	(4,491)	(5,046)
Ending units	158,458	555,957	121,950

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 87

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2016

Note 1: General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Strategic Partners Variable Annuity One	Discovery Select
Strategic Partners Variable Annuity One 3	Discovery Choice
Strategic Partners Select	Prudential Premier B, L, X Series
Strategic Partners Advisor	Prudential Premier Bb Series
Strategic Partners Plus	Prudential Premier Retirement X, B, L, C Series
Strategic Partners Plus 3	Prudential Premier Advisor Variable Annuity
Strategic Partners FlexElite	Prudential Premier Retirement Variable Annuity
Strategic Partners FlexElite 2	Prudential Defined Income Annuity
Discovery Preferred	Prudential Premier Investment Variable Annuity B, C Series

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (formerly	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Money Market Portfolio)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Diversified Bond Portfolio	Janus Aspen Janus Portfolio (Service Shares)
Prudential Equity Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Flexible Managed Portfolio	Prudential SP International Growth Portfolio (Class I)
Prudential Conservative Balanced Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
Prudential Value Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
Prudential High Yield Bond Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
Prudential Natural Resources Portfolio (Class I)	AST Value Equity Portfolio (formerly AST Herndon
Prudential Stock Index Portfolio	Large-Cap Value Portfolio)
Prudential Global Portfolio	AST High Yield Portfolio
Prudential Jennison Portfolio (Class I)	AST Small-Cap Growth Opportunities Portfolio
Prudential Small Capitalization Stock Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio (formerly AST
T. Rowe Price International Stock Portfolio	Mid-Cap Value Portfolio)
T. Rowe Price Equity Income Portfolio (Equity Income Class)	AST Small-Cap Value Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Goldman Sachs Mid-Cap Growth Portfolio
Janus Aspen Janus Portfolio (Institutional Shares)	AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly
Janus Aspen Overseas Portfolio (Institutional Shares)	AST Large-Cap Value Portfolio)
MFS Research Series (Initial Class)	AST Lord Abbett Core Fixed Income Portfolio
MFS Growth Series (Initial Class)	AST Loomis Sayles Large-Cap Growth Portfolio
American Century VP Value Fund (Class I)	AST MFS Growth Portfolio
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST BlackRock Low Duration Bond Portfolio
Davis Value Portfolio	AST QMA US Equity Alpha Portfolio

A 88

Note 1:	General (continued)

AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT Omega Growth Portfolio (Class 1)
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
AST MFS Global Equity Portfolio	Wells Fargo VT Small Cap Value Portfolio **
AST J.P. Morgan International Equity Portfolio	AST Bond Portfolio 2022
AST Templeton Global Bond Portfolio	AST Quantitative Modeling Portfolio
AST Wellington Management Hedged Equity Portfolio	AST BlackRock Global Strategies Portfolio
AST Capital Growth Asset Allocation Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST Academic Strategies Asset Allocation Portfolio	AST Prudential Core Bond Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2023
AST Preservation Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio
AST FI Pyramis Quantitative Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Prudential Growth Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Advanced Strategies Portfolio	AST Bond Portfolio 2024
AST T. Rowe Price Large-Cap Growth Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Government Money Market Portfolio (formerly AST	AST ClearBridge Dividend Growth Portfolio
Money Market Portfolio)	AST QMA Emerging Markets Equity Portfolio
AST Small-Cap Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST BlackRock iShares ETF Portfolio
AST International Value Portfolio	AST Defensive Asset Allocation Portfolio
AST International Growth Portfolio	AST AQR Large-Cap Portfolio
NVIT Developing Markets Fund **	AST QMA Large-Cap Portfolio
AST Investment Grade Bond Portfolio	AST Bond Portfolio 2025
AST Western Asset Core Plus Bond Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Bond Portfolio 2018	AST Goldman Sachs Global Growth Allocation Portfolio
AST Bond Portfolio 2019	AST T. Rowe Price Diversified Real Growth Portfolio
AST Global Real Estate Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST BlackRock Multi-Asset Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Schroders Global Tactical Portfolio	AST Managed Equity Portfolio
AST RCM World Trends Portfolio	AST Managed Fixed Income Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST FQ Absolute Return Currency Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Jennison Global Infrastructure Portfolio
ProFund VP Consumer Services	AST Goldman Sachs Strategic Income Portfolio
ProFund VP Consumer Goods Portfolio	AST Legg Mason Diversified Growth Portfolio
ProFund VP Financials	AST Bond Portfolio 2026
ProFund VP Health Care	AST AB Global Bond Portfolio
ProFund VP Industrials	AST Goldman Sachs Global Income Portfolio
ProFund VP Mid-Cap Growth	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Mid-Cap Value	AST Wellington Management Global Bond Portfolio
ProFund VP Real Estate	AST Neuberger Berman Long/Short Portfolio
ProFund VP Small-Cap Growth	AST Wellington Management Real Total Return Portfolio
ProFund VP Small-Cap Value	AST QMA International Core Equity Portfolio
ProFund VP Telecommunications	AST Managed Alternatives Portfolio
ProFund VP Utilities	AST Emerging Managers Diversified Portfolio
ProFund VP Large-Cap Growth	AST Columbia Adaptive Risk Allocation Portfolio
ProFund VP Large-Cap Value	AST IVY Asset Strategy Portfolio **
AST Boston Partners Large-Cap Value Portfolio	Blackrock Global Allocation V.I. Fund (Class 3)
AST Jennison Large-Cap Growth Portfolio	JP Morgan Insurance Trust Income Builder Portfolio (Class 2)
AST Bond Portfolio 2020	AST Bond Portfolio 2016 *
AST Bond Portfolio 2017	AST Bond Portfolio 2027
AST Bond Portfolio 2021	NVIT Emerging Markets Fund (Class D)
Wells Fargo VT International Equity Portfolio (Class 1)
________

*	Subaccount was available for investment but had no assets as of December 31, 2016, and had no activity during 2016.

**	Subaccount was no longer available for investment at December 31, 2016.

A 89

Note 1:	General (continued)

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2016 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 29, 2016	Wells Fargo VT Small Cap Value Portfolio	Prudential Government Money Market Portfolio
June 24, 2016	AST IVY Asset Strategy Portfolio	AST Government Money Market Portfolio
August 5, 2016	NVIT Developing Markets Fund	NVIT Emerging Markets Fund (Class D)

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2: Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.
Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.
Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.
Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value of Assets
Fair Value Measurements-Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one or more significant unobservable inputs for the investment.

A 90

Note 3:	Fair Value of Assets (continued)

As of December 31, 2016, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2016, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2016 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$15,452,780	$26,324,426
Prudential Diversified Bond Portfolio	1,770,830	21,984,447
Prudential Equity Portfolio (Class I)	568,501	22,139,830
Prudential Flexible Managed Portfolio	80,806	1,944,541
Prudential Conservative Balanced Portfolio	80,834	2,479,108
Prudential Value Portfolio (Class I)	1,939,280	32,384,270
Prudential High Yield Bond Portfolio	2,305,059	26,115,244
Prudential Natural Resources Portfolio (Class I)	41,340	588,277
Prudential Stock Index Portfolio	5,053,435	39,148,677
Prudential Global Portfolio	603,342	7,026,499
Prudential Jennison Portfolio (Class I)	1,910,777	38,171,416
Prudential Small Capitalization Stock Portfolio	1,139,789	8,368,398
T. Rowe Price International Stock Portfolio	450,998	2,156,433
T. Rowe Price Equity Income Portfolio (Equity Income Class)	942,005	7,494,000
Invesco V.I. Core Equity Fund (Series I)	95,598	10,880,982
Janus Aspen Janus Portfolio (Institutional Shares)	548,827	8,091,344
Janus Aspen Overseas Portfolio (Institutional Shares)	365,783	6,212,828
MFS Research Series (Initial Class)	271,170	2,854,294
MFS Growth Series (Initial Class)	272,648	7,882,217
American Century VP Value Fund (Class I)	1,618,952	3,861,814
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	125,575	3,521,510
Prudential Jennison 20/20 Focus Portfolio (Class I)	132,694	6,882,699
Davis Value Portfolio	48,741	3,827,435
AB VPS Large Cap Growth Portfolio (Class B)	651,152	2,116,983
Prudential SP Small Cap Value Portfolio (Class I)	1,413,968	13,400,778
Janus Aspen Janus Portfolio (Service Shares)	113,406	1,525,947
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,282,388	14,163,854
Prudential SP International Growth Portfolio (Class I)	570,866	3,838,457
AST Goldman Sachs Large-Cap Value Portfolio	112,474,252	155,573,558
AST Cohen & Steers Realty Portfolio	86,731,500	84,166,222
AST J.P. Morgan Strategic Opportunities Portfolio	230,617,631	331,861,358
AST Value Equity Portfolio	35,447,735	44,005,115
AST High Yield Portfolio	76,886,379	69,674,012
AST Small-Cap Growth Opportunities Portfolio	50,452,223	66,382,175
AST WEDGE Capital Mid-Cap Value Portfolio	38,954,851	42,141,185
AST Small-Cap Value Portfolio	59,964,388	36,260,099

A 91

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Goldman Sachs Mid-Cap Growth Portfolio	$151,047,032	$188,613,368
AST Hotchkis & Wiley Large-Cap Value Portfolio	98,881,812	115,094,403
AST Lord Abbett Core Fixed Income Portfolio	161,903,176	182,511,460
AST Loomis Sayles Large-Cap Growth Portfolio	119,992,060	115,083,315
AST MFS Growth Portfolio	44,353,373	38,039,498
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	119,779,369	93,392,090
AST BlackRock Low Duration Bond Portfolio	60,864,876	54,453,602
AST QMA US Equity Alpha Portfolio	78,235,275	57,160,953
AST T. Rowe Price Natural Resources Portfolio	110,652,086	111,849,031
AST T. Rowe Price Asset Allocation Portfolio	1,713,610,928	2,054,750,867
AST MFS Global Equity Portfolio	116,408,415	122,145,754
AST J.P. Morgan International Equity Portfolio	67,900,179	78,749,420
AST Templeton Global Bond Portfolio	47,168,764	53,172,459
AST Wellington Management Hedged Equity Portfolio	385,089,544	472,113,104
AST Capital Growth Asset Allocation Portfolio	1,540,042,288	1,646,300,464
AST Academic Strategies Asset Allocation Portfolio	877,575,713	1,194,012,160
AST Balanced Asset Allocation Portfolio	804,674,876	1,029,194,795
AST Preservation Asset Allocation Portfolio	376,426,074	643,214,441
AST FI Pyramis Quantitative Portfolio	648,511,926	694,484,203
AST Prudential Growth Allocation Portfolio	2,012,677,458	2,149,194,161
AST Advanced Strategies Portfolio	989,816,728	1,288,336,600
AST T. Rowe Price Large-Cap Growth Portfolio	187,961,151	219,913,647
AST Government Money Market Portfolio	374,901,658	382,513,499
AST Small-Cap Growth Portfolio	68,843,052	78,160,595
AST BlackRock/Loomis Sayles Bond Portfolio	363,157,802	492,196,604
AST International Value Portfolio	41,919,900	43,215,067
AST International Growth Portfolio	58,829,186	63,347,267
NVIT Developing Markets Fund	219,526	6,615,589
AST Investment Grade Bond Portfolio	15,608,146,061	15,578,718,371
AST Western Asset Core Plus Bond Portfolio	230,806,481	192,799,152
AST Bond Portfolio 2018	5,606,132	13,006,249
AST Bond Portfolio 2019	2,273,370	4,297,699
AST Global Real Estate Portfolio	28,605,371	29,852,097
AST Parametric Emerging Markets Equity Portfolio	88,170,950	91,619,769
AST Goldman Sachs Small-Cap Value Portfolio	95,366,490	114,613,275
AST Schroders Global Tactical Portfolio	1,385,037,653	1,794,835,239
AST RCM World Trends Portfolio	788,587,073	1,019,884,480
AST J.P. Morgan Global Thematic Portfolio	565,598,502	594,978,706
AST Goldman Sachs Multi-Asset Portfolio	419,357,012	524,845,939
ProFund VP Consumer Services	404,193	407,834
ProFund VP Consumer Goods Portfolio	818,135	377,635
ProFund VP Financials	529,882	496,375
ProFund VP Health Care	605,154	1,109,829
ProFund VP Industrials	211,515	126,445
ProFund VP Mid-Cap Growth	155,706	237,413
ProFund VP Mid-Cap Value	272,372	206,070
ProFund VP Real Estate	179,821	289,109
ProFund VP Small-Cap Growth	493,394	339,236
ProFund VP Small-Cap Value	149,110	167,901
ProFund VP Telecommunications	198,531	90,427
ProFund VP Utilities	422,018	353,987
ProFund VP Large-Cap Growth	274,236	410,139
ProFund VP Large-Cap Value	248,751	471,605
AST Boston Partners Large-Cap Value Portfolio	33,866,329	32,139,699
AST Jennison Large-Cap Growth Portfolio	64,004,275	72,037,224
AST Bond Portfolio 2020	6,452,408	14,865,827
AST Bond Portfolio 2017	18,744,934	23,135,912

A 92

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Bond Portfolio 2021	$23,017,833	$44,219,336
Wells Fargo VT International Equity Portfolio (Class 1)	6,047	78,448
Wells Fargo VT Omega Growth Portfolio (Class 1)	15,068	108,220
Wells Fargo VT Small Cap Growth Portfolio (Class 1)	25,589	61,937
Wells Fargo VT Small Cap Value Portfolio	1,684	865,571
AST Bond Portfolio 2022	36,468,824	48,114,087
AST Quantitative Modeling Portfolio	139,335,290	62,122,819
AST BlackRock Global Strategies Portfolio	374,865,250	440,515,671
Wells Fargo VT Opportunity Fund (Class 1)	14,062	206,428
AST Prudential Core Bond Portfolio	113,025,984	85,712,553
AST Bond Portfolio 2023	9,154,174	4,835,272
AST New Discovery Asset Allocation Portfolio	207,235,770	204,345,807
AST Western Asset Emerging Markets Debt Portfolio	5,000,586	3,763,948
AST MFS Large-Cap Value Portfolio	78,788,790	24,735,488
AST Bond Portfolio 2024	245,670	1,738,541
AST AQR Emerging Markets Equity Portfolio	2,784,805	1,169,570
AST ClearBridge Dividend Growth Portfolio	71,544,830	26,587,547
AST QMA Emerging Markets Equity Portfolio	1,800,168	689,649
AST Multi-Sector Fixed Income Portfolio	2,493,883,837	19,894,650
AST BlackRock iShares ETF Portfolio	135,549,611	68,406,701
AST Defensive Asset Allocation Portfolio	223,544,921	144,337,048
AST AQR Large-Cap Portfolio	3,538,194	1,247,709
AST QMA Large-Cap Portfolio	3,821,138	1,750,878
AST Bond Portfolio 2025	14,173,735	225,163,322
AST T. Rowe Price Growth Opportunities Portfolio	405,524,360	187,804,593
AST Goldman Sachs Global Growth Allocation Portfolio	6,627,007	2,437,734
AST T. Rowe Price Diversified Real Growth Portfolio	13,843,551	4,178,106
AST Prudential Flexible Multi-Strategy Portfolio	18,815,356	4,954,869
AST BlackRock Multi-Asset Income Portfolio	12,007,858	3,550,736
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,219,605	1,636,353
AST Managed Equity Portfolio	7,805,558	1,169,324
AST Managed Fixed Income Portfolio	10,585,226	3,131,255
AST FQ Absolute Return Currency Portfolio	2,999,298	772,242
AST Jennison Global Infrastructure Portfolio	1,424,887	555,385
AST Goldman Sachs Strategic Income Portfolio	1,924,050	467,473
AST Legg Mason Diversified Growth Portfolio	102,528,934	14,801,542
AST Bond Portfolio 2026	150,631,453	50,098,923
AST AB Global Bond Portfolio	1,452,499	379,221
AST Goldman Sachs Global Income Portfolio	714,126	196,947
AST Morgan Stanley Multi-Asset Portfolio	953,593	323,144
AST Wellington Management Global Bond Portfolio	1,240,308	127,469
AST Neuberger Berman Long/Short Portfolio	1,270,457	397,015
AST Wellington Management Real Total Return Portfolio	1,006,476	143,299
AST QMA International Core Equity Portfolio	1,315,611	236,825
AST Managed Alternatives Portfolio	3,195,612	373,375
AST Emerging Managers Diversified Portfolio	926,694	163,102
AST Columbia Adaptive Risk Allocation Portfolio	6,610,804	1,291,435
AST IVY Asset Strategy Portfolio	1,251,588	2,711,746
Blackrock Global Allocation V.I. Fund (Class 3)	17,165,197	2,670,886
JP Morgan Insurance Trust Income Builder Portfolio (Class 2)	4,889,743	733,740
AST Bond Portfolio 2027	171,954,228	29,191,524
NVIT Emerging Markets Fund (Class D)	6,460,957	566,974

Note 6:	Related Party Transactions
The Account has extensive transaction and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result

A 93

Note 6:	Related Party Transactions (continued)

from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC (“PI”), and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the Securities and Exchange Commission and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain Portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:	Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2016	84,822	$0.90718	to	$9.73839	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92491	to	$9.82644	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94316	to	$9.92485	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2013	127,983	$0.96168	to	$10.02367	$150,930	0.00%	(1)	1.00%	to	2.10%	-2.05%	to	-0.99%
December 31, 2012	149,308	$0.98047	to	$10.12341	$177,543	0.01%		1.00%	to	2.10%	-2.05%	to	-0.98%

	Prudential Diversified Bond Portfolio
December 31, 2016	57,301	$2.12454	to	$2.59813	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.04513	to	$2.49504	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08421	to	$2.53667	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%
December 31, 2013	81,007	$1.97826	to	$2.40199	$194,199	3.94%		1.35%	to	1.65%	-2.33%	to	-2.05%
December 31, 2012	93,666	$2.02539	to	$2.45301	$229,314	4.39%		1.35%	to	1.65%	8.88%	to	9.20%

	Prudential Equity Portfolio (Class I)
December 31, 2016	55,260	$1.84115	to	$3.17936	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80347	to	$3.10651	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79101	to	$3.07736	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%
December 31, 2013	79,925	$1.69020	to	$2.89713	$214,130	0.00%		1.35%	to	2.00%	30.92%	to	31.75%
December 31, 2012	90,862	$1.28661	to	$2.19998	$184,958	0.60%		1.35%	to	2.00%	11.45%	to	12.17%

	Prudential Flexible Managed Portfolio
December 31, 2016	3,816	$2.95532	to	$2.95532	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76140	to	$2.76140	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77211	to	$2.77211	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%
December 31, 2013	5,642	$2.53115	to	$2.53115	$14,280	0.00%		1.40%	to	1.40%	18.48%	to	18.48%
December 31, 2012	6,313	$2.13628	to	$2.13628	$13,487	1.92%		1.40%	to	1.40%	11.80%	to	11.80%

	Prudential Conservative Balanced Portfolio
December 31, 2016	5,307	$2.69825	to	$2.69825	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55040	to	$2.55040	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.57585	to	$2.57585	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%
December 31, 2013	8,177	$2.40130	to	$2.40130	$19,636	0.00%		1.40%	to	1.40%	14.55%	to	14.55%
December 31, 2012	9,349	$2.09636	to	$2.09636	$19,598	2.09%		1.40%	to	1.40%	9.69%	to	9.69%

	Prudential Value Portfolio (Class I)
December 31, 2016	78,962	$1.98670	to	$4.02566	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.81725	to	$3.66437	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.01704	to	$4.04747	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%
December 31, 2013	116,026	$1.86670	to	$3.72763	$316,368	0.00%		1.35%	to	2.00%	30.49%	to	31.32%
December 31, 2012	133,540	$1.42920	to	$2.83999	$276,927	0.98%		1.35%	to	2.00%	12.37%	to	13.09%

	Prudential High Yield Bond Portfolio
December 31, 2016	31,834	$2.29212	to	$16.10941	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00427	to	$14.05181	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.08850	to	$14.60641	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%
December 31, 2013	47,473	$2.06706	to	$14.41969	$201,311	6.32%		1.35%	to	2.00%	5.15%	to	5.81%
December 31, 2012	53,646	$1.95903	to	$13.63244	$215,814	6.92%		1.35%	to	2.00%	12.18%	to	12.90%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2016	681	$5.37916	to	$5.37916	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35091	to	$4.35091	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14406	to	$6.14406	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%
December 31, 2013	1,009	$7.77806	to	$7.77806	$7,850	0.00%		1.40%	to	1.40%	8.70%	to	8.70%
December 31, 2012	1,128	$7.15524	to	$7.15524	$8,075	0.47%		1.40%	to	1.40%	-3.82%	to	-3.82%

	Prudential Stock Index Portfolio
December 31, 2016	91,196	$1.55385	to	$3.59736	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41298	to	$3.26182	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42009	to	$3.26890	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%
December 31, 2013	130,864	$1.27465	to	$2.92538	$316,543	0.00%		1.35%	to	2.00%	29.31%	to	30.14%
December 31, 2012	148,556	$0.98286	to	$2.24908	$276,210	1.71%		1.35%	to	2.00%	13.40%	to	14.14%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2016	22,600	$1.20776	to	$2.66817	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.17604	to	$2.59035	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.16831	to	$2.56578	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%
December 31, 2013	30,874	$1.15067	to	$2.51978	$67,256	0.00%	1.35%	to	2.00%	24.79%	to	25.59%
December 31, 2012	34,277	$0.91935	to	$2.00744	$59,622	1.61%	1.35%	to	2.00%	15.21%	to	15.95%

	Prudential Jennison Portfolio (Class I)
December 31, 2016	80,340	$1.28203	to	$3.78242	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.31559	to	$3.87018	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20021	to	$3.52028	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%
December 31, 2013	120,569	$1.10982	to	$3.24547	$317,172	0.00%	1.35%	to	2.00%	34.96%	to	35.83%
December 31, 2012	136,588	$0.81992	to	$2.39067	$264,878	0.16%	1.35%	to	2.00%	13.89%	to	14.63%

	Prudential Small Capitalization Stock Portfolio
December 31, 2016	10,868	$4.13694	to	$6.33209	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32403	to	$5.07539	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.45796	to	$5.26694	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%
December 31, 2013	15,356	$3.33520	to	$5.06760	$67,442	0.00%	1.35%	to	1.65%	38.67%	to	39.08%
December 31, 2012	16,924	$2.40521	to	$3.64564	$53,499	0.61%	1.35%	to	1.65%	14.14%	to	14.48%

	T. Rowe Price International Stock Portfolio
December 31, 2016	10,887	$1.15671	to	$1.59864	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15125	to	$1.58722	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18092	to	$1.62418	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%
December 31, 2013	13,481	$1.21548	to	$1.66761	$22,371	0.85%	1.35%	to	1.65%	12.20%	to	12.54%
December 31, 2012	14,599	$1.08327	to	$1.48263	$21,529	1.22%	1.35%	to	1.65%	16.51%	to	16.86%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2016	18,852	$2.24509	to	$3.52364	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91495	to	$2.99816	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.08981	to	$3.26392	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%
December 31, 2013	25,950	$1.97830	to	$3.08233	$79,490	1.54%	1.35%	to	1.65%	27.62%	to	27.99%
December 31, 2012	28,067	$1.55020	to	$2.40943	$67,182	2.14%	1.35%	to	1.65%	15.24%	to	15.58%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2016	26,486	$1.42911	to	$2.75507	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.31740	to	$2.53351	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42106	to	$2.72627	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%
December 31, 2013	38,677	$1.33567	to	$2.55624	$97,180	1.38%	1.35%	to	1.65%	27.15%	to	27.53%
December 31, 2012	43,198	$1.05048	to	$2.00552	$85,180	0.96%	1.35%	to	1.65%	12.02%	to	12.36%

	Janus Aspen Janus Portfolio (Institutional Shares)
December 31, 2016	19,342	$1.24492	to	$2.62234	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.25910	to	$2.64571	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21494	to	$2.54666	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%
December 31, 2013	28,310	$1.09299	to	$2.28537	$63,509	0.78%	1.35%	to	1.65%	28.22%	to	28.60%
December 31, 2012	31,863	$0.85244	to	$1.77801	$55,620	0.55%	1.35%	to	1.65%	16.66%	to	17.01%

	Janus Aspen Overseas Portfolio (Institutional Shares)
December 31, 2016	18,983	$1.52204	to	$2.78080	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65372	to	$3.01418	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.83897	to	$3.34371	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%
December 31, 2013	25,331	$2.12113	to	$3.84746	$96,032	3.13%	1.35%	to	1.65%	12.70%	to	13.04%
December 31, 2012	28,534	$1.88205	to	$3.40535	$95,790	0.69%	1.35%	to	1.65%	11.62%	to	11.96%

	MFS Research Series (Initial Class)
December 31, 2016	6,000	$1.72992	to	$2.84082	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.61710	to	$2.64905	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63066	to	$2.66475	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%
December 31, 2013	8,883	$1.50408	to	$2.45201	$21,700	0.33%	1.35%	to	1.65%	30.13%	to	30.52%
December 31, 2012	9,422	$1.15583	to	$1.87950	$17,640	0.80%	1.35%	to	1.65%	15.36%	to	15.72%

A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS Growth Series (Initial Class)
December 31, 2016	17,677	$1.57652	to	$2.97872	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56429	to	$2.94835	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.47837	to	$2.77955	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%
December 31, 2013	25,118	$1.37938	to	$2.58719	$64,475	0.23%	1.35%	to	1.65%	34.63%	to	35.03%
December 31, 2012	27,447	$1.02455	to	$1.91698	$52,206	0.00%	1.35%	to	1.65%	15.47%	to	15.81%

	American Century VP Value Fund (Class I)
December 31, 2016	7,562	$2.97766	to	$3.65359	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51211	to	$3.07494	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.65685	to	$3.24394	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%
December 31, 2013	10,636	$2.38831	to	$2.90895	$30,803	1.65%	1.35%	to	1.65%	29.59%	to	29.97%
December 31, 2012	10,985	$1.84301	to	$2.23925	$24,485	1.91%	1.35%	to	1.65%	12.71%	to	13.05%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2016	8,208	$1.57697	to	$2.76434	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.53866	to	$2.69077	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.60675	to	$2.80296	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
December 31, 2013	11,731	$1.51967	to	$2.64465	$30,317	0.00%	1.35%	to	1.65%	35.92%	to	36.31%
December 31, 2012	13,253	$1.11808	to	$1.94109	$25,079	0.00%	1.35%	to	1.65%	9.04%	to	9.37%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2016	15,618	$2.40092	to	$2.58090	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40178	to	$2.57551	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.29737	to	$2.45756	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%
December 31, 2013	22,694	$2.17940	to	$2.32560	$52,712	0.00%	1.35%	to	1.65%	27.77%	to	28.15%
December 31, 2012	25,911	$1.70567	to	$1.81563	$46,983	0.00%	1.35%	to	1.65%	9.23%	to	9.55%

	Davis Value Portfolio
December 31, 2016	13,699	$1.68897	to	$1.77405	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53445	to	$1.60704	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.53523	to	$1.60314	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%
December 31, 2013	20,232	$1.47145	to	$1.53200	$30,760	0.84%	1.35%	to	1.65%	31.26%	to	31.65%
December 31, 2012	23,262	$1.12101	to	$1.16370	$26,878	1.57%	1.35%	to	1.65%	11.23%	to	11.57%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2016	5,898	$1.09420	to	$1.15062	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.08660	to	$1.13924	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$0.99640	to	$1.04158	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%
December 31, 2013	7,839	$0.88970	to	$0.92729	$7,205	0.00%	1.35%	to	1.65%	34.78%	to	35.18%
December 31, 2012	7,753	$0.66012	to	$0.68598	$5,274	0.03%	1.35%	to	1.65%	14.23%	to	14.58%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2016	30,664	$2.46039	to	$3.33068	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$1.99837	to	$2.69201	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15175	to	$2.88444	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%
December 31, 2013	45,199	$2.08949	to	$2.78722	$116,216	0.00%	1.35%	to	2.00%	34.76%	to	35.61%
December 31, 2012	52,822	$1.54910	to	$2.05619	$100,418	0.45%	1.35%	to	2.00%	13.78%	to	14.51%

	Janus Aspen Janus Portfolio (Service Shares)
December 31, 2016	5,449	$1.02225	to	$2.31883	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.03673	to	$2.34486	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00336	to	$2.26282	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%
December 31, 2013	8,225	$0.90515	to	$2.03533	$12,065	0.66%	1.40%	to	2.00%	27.44%	to	28.20%
December 31, 2012	9,526	$0.70809	to	$1.58757	$10,868	0.43%	1.40%	to	2.00%	15.96%	to	16.65%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2016	35,035	$1.72823	to	$3.89360	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68478	to	$3.78454	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75488	to	$3.93032	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%
December 31, 2013	51,864	$1.62968	to	$3.63925	$137,598	0.00%	1.35%	to	2.00%	25.95%	to	26.76%
December 31, 2012	59,367	$1.29003	to	$2.87251	$124,761	0.41%	1.35%	to	2.00%	14.58%	to	15.32%
A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2016	18,568	$0.79731	to	$2.00102	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84098	to	$2.10438	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.82745	to	$2.06435	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%
December 31, 2013	26,352	$0.89246	to	$2.22017	$43,541	0.00%	1.35%	to	2.00%	16.54%	to	17.29%
December 31, 2012	30,107	$0.76353	to	$1.89389	$42,782	0.64%	1.35%	to	2.00%	19.99%	to	20.77%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2016	32,294	$11.25440	to	$21.89511	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.17726	to	$20.01155	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96235	to	$21.39027	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%
December 31, 2013	15,311	$11.42443	to	$19.27594	$221,801	0.00%	0.55%	to	3.25%	25.90%	to	32.81%
December 31, 2012	13,355	$8.63614	to	$14.71569	$146,463	1.04%	0.55%	to	3.25%	15.77%	to	19.01%

	AST Cohen & Steers Realty Portfolio
December 31, 2016	12,696	$10.91590	to	$29.79355	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50466	to	$28.97784	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.64573	to	$28.17786	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%
December 31, 2013	13,244	$9.68396	to	$21.94358	$186,235	0.00%	0.55%	to	3.25%	-1.36%	to	2.57%
December 31, 2012	12,446	$10.07765	to	$21.69183	$173,092	1.29%	0.55%	to	3.25%	11.59%	to	14.71%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2016	116,489	$11.26302	to	$15.03722	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.00591	to	$14.68376	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.18827	to	$14.91662	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%
December 31, 2013	131,617	$10.76626	to	$14.34386	$1,639,217	0.00%	0.55%	to	3.25%	7.42%	to	10.42%
December 31, 2012	118,657	$10.48017	to	$13.12718	$1,364,558	1.44%	0.55%	to	3.25%	7.11%	to	10.11%

	AST Value Equity Portfolio
December 31, 2016	7,875	$9.78081	to	$19.29478	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.27899	to	$18.53439	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.94566	to	$20.11564	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%
December 31, 2013	10,554	$11.69942	to	$20.19327	$156,741	0.00%	0.55%	to	3.25%	25.84%	to	33.89%
December 31, 2012	10,223	$8.77264	to	$15.29152	$115,122	1.05%	0.55%	to	3.25%	9.71%	to	12.78%

	AST High Yield Portfolio
December 31, 2016	14,421	$10.86186	to	$17.85478	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.47712	to	$15.77372	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89459	to	$16.67561	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%
December 31, 2013	16,564	$10.42183	to	$16.57675	$216,591	0.00%	0.55%	to	3.25%	3.70%	to	6.59%
December 31, 2012	17,069	$11.01858	to	$15.76773	$211,916	5.75%	0.55%	to	3.25%	10.17%	to	13.25%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2016	7,974	$9.63926	to	$25.32160	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01138	to	$23.96900	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.35563	to	$24.11445	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%
December 31, 2013	10,131	$12.91409	to	$23.42720	$165,527	0.00%	0.55%	to	3.25%	33.40%	to	40.04%
December 31, 2012	9,818	$9.51449	to	$16.96161	$116,290	0.00%	0.55%	to	3.25%	16.17%	to	19.41%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2016	5,669	$10.87863	to	$26.50191	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.62571	to	$23.70041	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23471	to	$25.87248	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%
December 31, 2013	6,399	$12.06993	to	$22.94256	$104,911	0.00%	0.55%	to	3.25%	23.34%	to	31.69%
December 31, 2012	5,850	$10.19368	to	$17.66406	$73,924	0.44%	0.55%	to	3.25%	14.56%	to	17.76%

	AST Small-Cap Value Portfolio
December 31, 2016	6,921	$12.80031	to	$28.33077	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99297	to	$22.35385	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54465	to	$23.81628	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%
December 31, 2013	7,038	$12.47438	to	$23.06551	$116,350	0.00%	0.55%	to	3.25%	27.51%	to	36.64%
December 31, 2012	6,003	$10.03524	to	$17.11423	$73,641	0.41%	0.55%	to	3.25%	14.31%	to	17.51%

A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2016	29,784	$9.91006	to	$23.17737	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83409	to	$23.24614	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31270	to	$25.12814	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%
December 31, 2013	15,464	$12.28300	to	$22.97023	$261,949	0.00%	0.55%	to	3.25%	25.09%	to	31.46%
December 31, 2012	13,956	$10.46013	to	$17.71525	$182,448	0.00%	0.55%	to	3.25%	15.72%	to	18.96%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2016	23,496	$11.53285	to	$24.80628	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70319	to	$21.09411	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.81514	to	$23.33405	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%
December 31, 2013	25,383	$11.16325	to	$20.91410	$365,289	0.00%	0.55%	to	3.25%	31.12%	to	39.09%
December 31, 2012	22,984	$8.05750	to	$15.24503	$236,678	3.18%	0.55%	to	3.25%	13.08%	to	16.24%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2016	54,223	$10.03100	to	$14.87608	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86125	to	$14.78095	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18285	to	$15.15769	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%
December 31, 2013	46,780	$9.71214	to	$14.52525	$533,925	0.00%	0.55%	to	3.25%	-5.19%	to	-2.54%
December 31, 2012	43,060	$10.94845	to	$15.11073	$513,536	1.11%	0.55%	to	3.25%	2.48%	to	5.35%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2016	20,369	$11.24130	to	$26.00664	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.73986	to	$25.11237	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.25817	to	$23.25943	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%
December 31, 2013	16,363	$12.76835	to	$21.44225	$255,014	0.00%	0.55%	to	3.25%	30.12%	to	35.86%
December 31, 2012	16,939	$9.89077	to	$16.00178	$195,765	0.38%	0.55%	to	3.25%	8.61%	to	11.65%

	AST MFS Growth Portfolio
December 31, 2016	7,161	$10.63355	to	$22.65541	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.52964	to	$22.66308	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13384	to	$21.54740	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%
December 31, 2013	7,176	$12.75859	to	$20.20752	$113,750	0.00%	0.55%	to	3.25%	29.91%	to	35.95%
December 31, 2012	6,309	$10.55752	to	$15.06982	$74,107	0.00%	0.55%	to	3.25%	13.27%	to	16.44%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2016	16,396	$11.35231	to	$30.61307	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.68512	to	$26.39664	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02363	to	$28.51908	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%
December 31, 2013	15,234	$12.86338	to	$25.44872	$259,477	0.00%	0.55%	to	3.25%	31.13%	to	41.23%
December 31, 2012	11,618	$10.11103	to	$18.27003	$142,067	0.94%	0.55%	to	3.25%	13.32%	to	16.48%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2016	15,963	$8.74158	to	$12.02965	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.88893	to	$11.97203	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14331	to	$12.05162	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2013	17,793	$9.45965	to	$12.20183	$185,800	0.00%	0.55%	to	3.25%	-5.35%	to	-2.71%
December 31, 2012	20,118	$9.99469	to	$12.61643	$218,837	1.17%	0.55%	to	3.25%	1.29%	to	4.12%

	AST QMA US Equity Alpha Portfolio
December 31, 2016	10,551	$11.82308	to	$29.10267	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38394	to	$25.83362	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24219	to	$25.55053	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%
December 31, 2013	6,347	$12.26676	to	$22.22337	$103,102	0.00%	0.55%	to	2.95%	24.92%	to	31.70%
December 31, 2012	5,427	$9.53931	to	$17.10866	$67,692	0.71%	0.55%	to	2.95%	15.39%	to	18.15%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2016	26,455	$8.11025	to	$13.86822	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56393	to	$11.28433	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.19862	to	$14.17056	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%
December 31, 2013	29,034	$9.02327	to	$15.67993	$333,568	0.00%	0.55%	to	3.25%	11.63%	to	14.75%
December 31, 2012	30,858	$7.88745	to	$13.79902	$313,815	0.41%	0.55%	to	3.25%	0.24%	to	3.05%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2016	735,805	$12.17840	to	$18.25044	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49045	to	$17.30044	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65463	to	$17.63046	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%
December 31, 2013	535,636	$11.16935	to	$16.97618	$7,295,774	0.00%	0.55%	to	3.25%	12.85%	to	16.19%
December 31, 2012	427,079	$10.69535	to	$14.81356	$5,131,917	1.21%	0.55%	to	3.25%	9.80%	to	12.87%

	AST MFS Global Equity Portfolio
December 31, 2016	22,338	$10.64809	to	$21.79721	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.02712	to	$20.74591	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30110	to	$21.46497	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%
December 31, 2013	20,596	$11.84660	to	$21.11684	$320,306	0.00%	0.55%	to	3.25%	20.29%	to	26.93%
December 31, 2012	15,072	$10.68753	to	$16.86736	$188,579	1.03%	0.55%	to	3.25%	19.07%	to	22.40%

	AST J.P. Morgan International Equity Portfolio
December 31, 2016	16,014	$9.15230	to	$15.09703	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49209	to	$15.09904	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.85774	to	$15.83614	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%
December 31, 2013	16,428	$10.62785	to	$17.24255	$207,309	0.00%	0.55%	to	3.25%	11.61%	to	14.73%
December 31, 2012	14,337	$9.30017	to	$15.23803	$159,507	1.68%	0.55%	to	3.25%	17.94%	to	21.24%

	AST Templeton Global Bond Portfolio
December 31, 2016	17,312	$8.83280	to	$12.33854	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.74760	to	$11.95898	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.47925	to	$12.68214	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%
December 31, 2013	19,028	$9.69586	to	$12.75701	$197,497	0.00%	0.55%	to	3.25%	-6.88%	to	-3.21%
December 31, 2012	17,788	$10.32374	to	$13.40697	$196,194	2.36%	0.55%	to	3.25%	1.80%	to	4.65%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2016	123,829	$10.93147	to	$18.45448	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53324	to	$17.66125	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88122	to	$18.12031	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%
December 31, 2013	106,043	$10.58693	to	$17.50990	$1,219,180	0.00%	0.55%	to	3.25%	14.98%	to	19.84%
December 31, 2012	62,039	$8.89580	to	$14.81394	$604,521	0.26%	0.55%	to	3.25%	7.39%	to	10.40%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2016	530,110	$12.77860	to	$19.09374	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.13656	to	$18.21974	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.24977	to	$18.47645	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%
December 31, 2013	477,773	$11.61737	to	$17.60529	$6,496,923	0.00%	0.55%	to	3.25%	17.67%	to	22.00%
December 31, 2012	393,994	$9.82079	to	$14.63036	$4,452,563	0.79%	0.55%	to	3.25%	10.02%	to	13.10%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2016	252,678	$10.76661	to	$15.40048	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35394	to	$14.76472	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.85572	to	$15.55329	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%
December 31, 2013	351,118	$10.61030	to	$15.27338	$4,268,988	0.00%	0.55%	to	3.25%	6.40%	to	9.37%
December 31, 2012	347,097	$9.96722	to	$14.15903	$3,909,210	0.97%	0.55%	to	3.25%	8.90%	to	11.95%

	AST Balanced Asset Allocation Portfolio
December 31, 2016	504,036	$12.23487	to	$17.58870	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.67893	to	$16.86850	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79468	to	$17.11604	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%
December 31, 2013	500,114	$11.23550	to	$16.38146	$6,621,022	0.00%	0.55%	to	3.25%	13.49%	to	17.00%
December 31, 2012	451,333	$10.33901	to	$14.19558	$5,203,726	0.92%	0.55%	to	3.25%	8.81%	to	11.86%

	AST Preservation Asset Allocation Portfolio
December 31, 2016	325,237	$11.32357	to	$15.27370	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.88817	to	$14.75560	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03255	to	$15.02176	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%
December 31, 2013	372,081	$10.58368	to	$14.47848	$4,626,398	0.00%	0.55%	to	3.25%	5.66%	to	8.61%
December 31, 2012	367,594	$10.51490	to	$13.51575	$4,290,630	1.09%	0.55%	to	3.25%	6.78%	to	9.77%

A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FI Pyramis Quantitative Portfolio
December 31, 2016	258,493	$11.01581	to	$16.70324	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.84576	to	$16.33350	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02371	to	$16.48864	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%
December 31, 2013	248,285	$10.84192	to	$16.29666	$3,164,359	0.00%	0.55%	to	3.25%	11.03%	to	14.13%
December 31, 2012	211,694	$9.58449	to	$14.47747	$2,406,115	1.88%	0.55%	to	3.25%	7.03%	to	10.03%

	AST Prudential Growth Allocation Portfolio
December 31, 2016	522,511	$11.56133	to	$18.73700	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.70877	to	$17.35014	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.95802	to	$17.79750	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%
December 31, 2013	296,876	$10.20562	to	$16.61628	$3,842,656	0.00%	0.55%	to	3.25%	13.22%	to	16.38%
December 31, 2012	248,630	$8.86900	to	$14.47559	$2,804,356	1.30%	0.55%	to	3.25%	9.25%	to	12.30%

	AST Advanced Strategies Portfolio
December 31, 2016	426,322	$12.19811	to	$18.75315	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.55605	to	$17.84949	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63271	to	$18.05257	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%
December 31, 2013	426,587	$11.12429	to	$17.34521	$5,785,628	0.00%	0.55%	to	3.25%	12.52%	to	15.92%
December 31, 2012	343,976	$10.48694	to	$15.17148	$4,121,284	1.27%	0.55%	to	3.25%	9.95%	to	13.02%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2016	29,887	$10.69163	to	$27.05680	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50087	to	$26.85854	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.22522	to	$24.98767	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%
December 31, 2013	30,311	$13.54255	to	$23.51273	$533,490	0.00%	0.55%	to	3.25%	37.92%	to	43.23%
December 31, 2012	26,918	$10.57497	to	$16.64347	$334,820	0.00%	0.55%	to	3.25%	13.76%	to	16.94%

	AST Government Money Market Portfolio
December 31, 2016	25,161	$7.99087	to	$9.90066	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.24671	to	$9.97360	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49004	to	$10.08368	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%
December 31, 2013	22,470	$8.74050	to	$10.20011	$213,351	0.00%	0.55%	to	3.25%	-3.25%	to	-0.55%
December 31, 2012	24,863	$8.99838	to	$10.31714	$240,224	0.01%	0.55%	to	3.25%	-3.25%	to	-0.54%

	AST Small-Cap Growth Portfolio
December 31, 2016	10,540	$10.70280	to	$27.59069	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63214	to	$25.09686	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.96730	to	$25.38680	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%
December 31, 2013	11,797	$12.40268	to	$24.92978	$209,244	0.00%	0.55%	to	3.25%	26.69%	to	34.43%
December 31, 2012	9,973	$9.69125	to	$18.80226	$133,149	0.00%	0.55%	to	3.25%	8.52%	to	11.56%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2016	143,734	$9.86820	to	$14.42933	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.60692	to	$14.00299	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.95820	to	$14.46916	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%
December 31, 2013	201,354	$9.69455	to	$14.04141	$2,248,671	0.00%	0.55%	to	3.25%	-5.03%	to	-2.38%
December 31, 2012	205,774	$10.81598	to	$14.46865	$2,382,350	2.53%	0.55%	to	3.25%	5.76%	to	8.72%

	AST International Value Portfolio
December 31, 2016	11,324	$8.85551	to	$14.67838	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.88788	to	$14.87771	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.89959	to	$15.04489	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%
December 31, 2013	7,524	$9.62974	to	$16.44049	$92,461	0.00%	0.55%	to	3.25%	15.59%	to	18.81%
December 31, 2012	6,716	$8.13719	to	$14.02985	$70,251	2.14%	0.55%	to	3.25%	12.88%	to	16.03%

	AST International Growth Portfolio
December 31, 2016	17,977	$8.94166	to	$15.54838	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.47869	to	$16.47336	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.27675	to	$16.28200	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%
December 31, 2013	17,172	$9.91250	to	$17.57026	$206,639	0.00%	0.55%	to	3.25%	15.19%	to	18.40%
December 31, 2012	16,433	$8.40498	to	$15.04565	$167,285	1.04%	0.55%	to	3.25%	16.45%	to	19.70%
A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	NVIT Developing Markets Fund (expired August 5, 2016)
December 31, 2016	—	$11.81459	to	$12.63724	$—	2.28%	1.40%	to	2.00%	9.34%	to	9.73%
December 31, 2015	519	$10.80496	to	$11.51683	$5,808	1.01%	1.40%	to	2.00%	-17.96%	to	-17.48%
December 31, 2014	595	$13.17058	to	$13.95567	$8,083	0.80%	1.40%	to	2.00%	-7.69%	to	-7.15%
December 31, 2013	743	$14.26831	to	$15.02994	$10,905	0.94%	1.40%	to	2.00%	-1.93%	to	-1.35%
December 31, 2012	882	$14.54907	to	$15.23556	$13,170	0.09%	1.40%	to	2.00%	14.49%	to	15.17%

	AST Investment Grade Bond Portfolio
December 31, 2016	229,222	$10.15962	to	$16.55751	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94319	to	$16.04012	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02333	to	$16.00477	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%
December 31, 2013	48,730	$9.57812	to	$15.13806	$621,532	0.00%	0.55%	to	2.65%	-5.75%	to	-3.72%
December 31, 2012	240,122	$11.79750	to	$15.78403	$3,143,918	1.35%	0.55%	to	2.65%	6.50%	to	8.80%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2016	50,540	$10.36504	to	$13.45051	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94275	to	$12.91308	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.27737	to	$12.87649	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%
December 31, 2013	38,647	$9.72854	to	$12.12603	$433,901	0.00%	0.55%	to	3.25%	-4.69%	to	-2.03%
December 31, 2012	36,399	$11.01502	to	$12.52719	$422,609	3.25%	0.55%	to	3.25%	4.34%	to	7.26%

	AST Bond Portfolio 2018
December 31, 2016	5,248	$10.54896	to	$13.93326	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.72979	to	$13.89063	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00100	to	$13.95817	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%
December 31, 2013	8,868	$11.07563	to	$13.77289	$103,179	0.00%	1.15%	to	3.25%	-6.29%	to	-4.26%
December 31, 2012	13,761	$11.81915	to	$14.40463	$168,637	0.49%	1.15%	to	3.25%	2.27%	to	4.50%

	AST Bond Portfolio 2019
December 31, 2016	1,014	$10.77642	to	$14.08226	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.97872	to	$14.06169	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.22726	to	$14.09353	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%
December 31, 2013	1,691	$11.03065	to	$13.69295	$20,191	0.00%	1.15%	to	3.25%	-7.93%	to	-5.93%
December 31, 2012	2,327	$11.93263	to	$14.57520	$29,834	0.83%	1.15%	to	3.25%	2.41%	to	4.64%

	AST Global Real Estate Portfolio
December 31, 2016	4,912	$10.05235	to	$21.13691	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.04953	to	$21.35711	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85387	to	$21.79318	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%
December 31, 2013	6,107	$10.08073	to	$19.50272	$82,371	0.00%	0.55%	to	3.25%	0.96%	to	3.77%
December 31, 2012	5,471	$10.83725	to	$19.05468	$72,228	1.37%	0.55%	to	3.25%	22.68%	to	26.11%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2016	19,509	$7.69657	to	$13.29600	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.90859	to	$12.06351	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.36743	to	$14.76931	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%
December 31, 2013	22,890	$8.85375	to	$15.79714	$237,960	0.00%	0.55%	to	3.25%	-3.03%	to	-0.33%
December 31, 2012	20,909	$8.90982	to	$16.06935	$220,458	1.08%	0.55%	to	3.25%	14.09%	to	17.28%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2016	15,081	$12.12221	to	$28.98016	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.83593	to	$23.76601	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.75944	to	$25.63821	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%
December 31, 2013	17,117	$12.69230	to	$24.38308	$301,627	0.00%	0.55%	to	3.25%	29.72%	to	38.05%
December 31, 2012	14,958	$10.52515	to	$17.90792	$192,756	0.48%	0.55%	to	3.25%	11.92%	to	15.05%

	AST Schroders Global Tactical Portfolio
December 31, 2016	371,620	$10.31658	to	$18.46553	$5,282,558	0.00%	0.55%	to	3.25%	3.36%	to	6.23%
December 31, 2015	397,986	$9.85084	to	$17.62315	$5,403,210	0.00%	0.55%	to	3.25%	-3.78%	to	-1.09%
December 31, 2014	242,326	$11.66637	to	$18.13826	$3,390,732	0.00%	0.55%	to	3.25%	2.42%	to	5.28%
December 31, 2013	229,670	$11.25123	to	$17.46806	$3,115,315	0.00%	0.55%	to	3.25%	13.73%	to	17.41%
December 31, 2012	178,381	$9.83583	to	$15.08440	$2,100,412	0.45%	0.55%	to	3.25%	12.13%	to	15.27%

A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST RCM World Trends Portfolio
December 31, 2016	310,671	$10.95400	to	$15.65000	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.72707	to	$15.22173	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.02964	to	$15.54433	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	262,920	$10.76855	to	$15.07275	$3,225,999	0.00%	0.55%	to	3.25%	8.79%	to	11.82%
December 31, 2012	221,186	$9.83094	to	$13.66670	$2,470,812	0.52%	0.55%	to	3.25%	6.69%	to	9.68%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2016	161,567	$11.85459	to	$17.72985	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43224	to	$17.17857	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72319	to	$17.69896	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%
December 31, 2013	155,830	$11.18390	to	$16.96442	$2,077,440	0.00%	0.55%	to	3.25%	12.50%	to	15.64%
December 31, 2012	129,515	$10.40314	to	$14.87346	$1,521,500	0.44%	0.55%	to	3.25%	9.89%	to	12.96%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2016	149,331	$10.93448	to	$15.11310	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54112	to	$14.63787	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79436	to	$15.06034	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%
December 31, 2013	160,349	$10.52772	to	$14.75766	$1,929,095	0.00%	0.55%	to	3.25%	6.25%	to	9.22%
December 31, 2012	142,917	$10.28303	to	$13.69989	$1,608,379	0.57%	0.55%	to	3.25%	6.54%	to	9.52%

	ProFund VP Consumer Services
December 31, 2016	25	$20.51822	to	$24.22247	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.14569	to	$23.37776	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.68593	to	$22.45403	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%
December 31, 2013	27	$17.90731	to	$20.07642	$518	0.21%	0.55%	to	2.30%	36.73%	to	39.10%
December 31, 2012	13	$13.27826	to	$14.43316	$177	0.00%	0.55%	to	2.00%	19.70%	to	21.43%

	ProFund VP Consumer Goods Portfolio
December 31, 2016	49	$16.45290	to	$19.49188	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25439	to	$18.92880	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96364	to	$18.27284	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%
December 31, 2013	25	$14.81554	to	$16.66911	$404	0.65%	0.55%	to	2.30%	25.57%	to	27.75%
December 31, 2012	34	$11.79908	to	$13.04871	$424	0.80%	0.55%	to	2.30%	8.36%	to	10.25%

	ProFund VP Financials
December 31, 2016	70	$10.16752	to	$21.19040	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.01902	to	$15.80683	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.36637	to	$16.13532	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%
December 31, 2013	95	$8.48563	to	$14.36857	$863	0.43%	0.55%	to	2.30%	29.11%	to	31.35%
December 31, 2012	115	$6.57243	to	$10.93910	$895	0.12%	0.55%	to	2.30%	21.92%	to	24.04%

	ProFund VP Health Care
December 31, 2016	82	$19.16551	to	$24.12204	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43335	to	$22.70228	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90350	to	$21.73588	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%
December 31, 2013	104	$16.46022	to	$17.66879	$1,795	0.29%	0.55%	to	2.30%	36.62%	to	38.99%
December 31, 2012	98	$12.04846	to	$12.71236	$1,228	0.38%	0.55%	to	2.30%	14.76%	to	16.76%

	ProFund VP Industrials
December 31, 2016	23	$14.64370	to	$20.96855	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.69577	to	$17.93702	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45439	to	$18.67500	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%
December 31, 2013	29	$13.04318	to	$17.78615	$422	0.53%	0.55%	to	2.35%	35.02%	to	37.43%
December 31, 2012	25	$9.66036	to	$12.94217	$269	0.28%	0.55%	to	2.35%	13.13%	to	15.16%

	ProFund VP Mid-Cap Growth
December 31, 2016	32	$16.02726	to	$20.02751	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52475	to	$17.84091	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.81688	to	$17.88891	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%
December 31, 2013	42	$14.31437	to	$16.98714	$628	0.00%	0.55%	to	2.30%	27.59%	to	29.81%
December 31, 2012	32	$11.21885	to	$13.08646	$373	0.00%	0.55%	to	2.30%	12.78%	to	14.75%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Value
December 31, 2016	28	$15.74407	to	$20.12241	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95243	to	$16.27269	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.43790	to	$17.82890	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%
December 31, 2013	51	$13.40458	to	$16.27030	$759	0.34%	0.55%	to	2.30%	29.19%	to	31.43%
December 31, 2012	56	$10.37597	to	$12.37923	$645	0.16%	0.55%	to	2.30%	13.94%	to	15.92%

	ProFund VP Real Estate
December 31, 2016	33	$11.90215	to	$23.21320	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.51586	to	$17.45217	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74265	to	$17.49199	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%
December 31, 2013	44	$9.60879	to	$14.06912	$446	1.29%	0.55%	to	2.30%	-2.16%	to	-0.46%
December 31, 2012	48	$9.82085	to	$14.13382	$496	2.52%	0.55%	to	2.30%	14.53%	to	16.53%

	ProFund VP Small-Cap Growth
December 31, 2016	39	$17.83184	to	$25.62340	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17114	to	$21.92754	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34027	to	$22.30194	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%
December 31, 2013	68	$15.35942	to	$22.46084	$1,183	0.00%	0.55%	to	2.90%	36.47%	to	39.65%
December 31, 2012	34	$11.18920	to	$16.45836	$411	0.00%	0.55%	to	2.90%	9.31%	to	11.86%

	ProFund VP Small-Cap Value
December 31, 2016	13	$17.22862	to	$20.64982	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.64566	to	$16.12404	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17487	to	$17.67642	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%
December 31, 2013	28	$14.62787	to	$16.79752	$448	0.21%	0.55%	to	2.00%	34.98%	to	36.92%
December 31, 2012	27	$10.68964	to	$12.26837	$314	0.00%	0.55%	to	2.30%	13.54%	to	15.52%

	ProFund VP Telecommunications
December 31, 2016	16	$12.37959	to	$19.60331	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.36988	to	$16.20279	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45451	to	$16.04832	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%
December 31, 2013	14	$10.64000	to	$16.04617	$161	2.27%	0.55%	to	2.35%	9.50%	to	11.45%
December 31, 2012	18	$9.71718	to	$14.39725	$213	3.22%	0.55%	to	2.35%	13.84%	to	15.88%

	ProFund VP Utilities
December 31, 2016	51	$12.70717	to	$19.00323	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.29562	to	$16.60493	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.34589	to	$17.83892	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%
December 31, 2013	49	$10.03284	to	$14.24930	$560	2.54%	0.55%	to	2.30%	10.77%	to	12.69%
December 31, 2012	63	$9.05776	to	$12.64461	$651	2.12%	0.55%	to	2.30%	-2.12%	to	-0.41%

	ProFund VP Large-Cap Growth
December 31, 2016	60	$15.30409	to	$21.78514	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.90752	to	$19.10939	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.69828	to	$18.51933	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%
December 31, 2013	84	$13.31507	to	$16.49009	$1,188	0.33%	0.55%	to	2.30%	27.73%	to	29.95%
December 31, 2012	70	$10.42444	to	$12.68990	$767	0.08%	0.55%	to	2.30%	10.18%	to	12.10%

	ProFund VP Large-Cap Value
December 31, 2016	65	$12.31037	to	$20.99659	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94123	to	$16.31041	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78374	to	$17.21581	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%
December 31, 2013	105	$11.12739	to	$15.66968	$1,312	0.94%	0.55%	to	2.30%	26.97%	to	29.18%
December 31, 2012	92	$8.76356	to	$12.13040	$878	0.86%	0.55%	to	2.30%	12.82%	to	14.79%

	AST Boston Partners Large-Cap Value Portfolio
December 31, 2016	5,536	$10.68884	to	$18.36311	$88,476	0.00%	0.55%	to	3.25%	10.06%	to	13.12%
December 31, 2015	5,423	$9.46149	to	$16.29712	$77,722	0.00%	0.55%	to	3.25%	-7.86%	to	4.05%
December 31, 2014	6,072	$13.25293	to	$17.27505	$93,046	0.00%	0.55%	to	3.25%	6.68%	to	9.66%
December 31, 2013	5,993	$12.19594	to	$15.81555	$84,817	0.00%	0.55%	to	3.25%	24.20%	to	30.71%
December 31, 2012	5,590	$9.54913	to	$12.14782	$61,346	0.45%	0.55%	to	3.25%	9.55%	to	12.61%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Jennison Large-Cap Growth Portfolio
December 31, 2016	9,078	$10.43078	to	$20.27527	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.67760	to	$20.77175	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.27625	to	$18.95352	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%
December 31, 2013	7,114	$13.00723	to	$17.47295	$114,261	0.00%	0.55%	to	3.25%	32.06%	to	35.74%
December 31, 2012	6,499	$10.54999	to	$12.92284	$78,351	0.00%	0.55%	to	3.25%	11.44%	to	14.55%

	AST Bond Portfolio 2020
December 31, 2016	1,552	$11.21589	to	$12.97944	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23155	to	$12.87816	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26177	to	$12.83200	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%
December 31, 2013	2,613	$10.48701	to	$12.22814	$30,751	0.00%	1.15%	to	3.25%	-9.55%	to	-7.59%
December 31, 2012	48	$11.48725	to	$12.95314	$589	2.69%	1.30%	to	3.25%	2.86%	to	4.95%

	AST Bond Portfolio 2017
December 31, 2016	6,459	$10.12709	to	$11.12803	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.34648	to	$11.21325	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.67630	to	$11.41153	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%
December 31, 2013	8,655	$10.87944	to	$11.80555	$98,018	0.00%	1.15%	to	3.25%	-5.24%	to	-3.18%
December 31, 2012	13,596	$11.48120	to	$12.19387	$160,818	0.52%	1.15%	to	3.25%	1.70%	to	3.91%

	AST Bond Portfolio 2021
December 31, 2016	6,206	$11.67161	to	$13.50690	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82229	to	$13.39143	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.00532	to	$13.35471	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%
December 31, 2013	6,858	$11.52353	to	$12.71942	$81,707	0.00%	1.15%	to	3.25%	-10.02%	to	-8.07%
December 31, 2012	14.512	$12.80734	to	$13.85470	$191,262	0.78%	1.15%	to	3.25%	3.32%	to	5.57%

	Wells Fargo VT International Equity Portfolio (Class 1)
December 31, 2016	15	$15.20157	to	$16.10771	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99408	to	$15.81779	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.92875	to	$15.67932	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%
December 31, 2013	37	$16.05615	to	$16.78881	$597	2.36%	1.40%	to	1.85%	17.76%	to	18.28%
December 31, 2012	44	$13.63464	to	$14.19378	$603	1.60%	1.40%	to	1.85%	11.61%	to	12.11%

	Wells Fargo VT Omega Growth Portfolio (Class 1)
December 31, 2016	247	$2.97174	to	$3.16227	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.20583	to	$3.18208	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20106	to	$3.17517	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%
December 31, 2013	473	$2.14418	to	$3.09314	$1,417	0.39%	1.40%	to	1.85%	37.67%	to	38.29%
December 31, 2012	502	$1.55055	to	$2.23677	$1,091	0.00%	1.40%	to	1.85%	18.56%	to	19.09%

	Wells Fargo VT Small Cap Growth Portfolio (Class 1)
December 31, 2016	22	$17.66788	to	$18.06542	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.64510	to	$17.05290	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41188	to	$17.75964	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%
December 31, 2013	33	$18.03604	to	$18.31500	$602	0.00%	1.40%	to	1.85%	47.82%	to	48.48%
December 31, 2012	41	$12.20120	to	$12.33511	$501	0.00%	1.40%	to	1.85%	6.14%	to	6.62%

	Wells Fargo VT Small Cap Value Portfolio (expired April 29, 2016)
December 31, 2016	—	$13.18525	to	$13.52753	$—	0.64%	1.40%	to	1.85%	6.85%	to	7.01%
December 31, 2015	65	$12.33980	to	$12.64181	$806	0.57%	1.40%	to	1.85%	-11.97%	to	-11.58%
December 31, 2014	71	$14.01834	to	$14.29794	$997	0.62%	1.40%	to	1.85%	2.73%	to	3.19%
December 31, 2013	86	$13.64565	to	$13.85629	$1,185	0.98%	1.40%	to	1.85%	12.94%	to	13.44%
December 31, 2012	107	$12.08206	to	$12.21442	$1,299	1.09%	1.40%	to	1.85%	12.25%	to	12.75%

	AST Bond Portfolio 2022
December 31, 2016	5,334	$11.00568	to	$12.51794	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17048	to	$12.43617	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.30860	to	$12.32246	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%
December 31, 2013	5,950	$10.59034	to	$11.29472	$64,899	0.00%	1.15%	to	3.25%	-12.68%	to	-10.78%
December 31, 2012	10,633	$12.12814	to	$12.65985	$131,877	0.03%	1.15%	to	3.25%	2.40%	to	4.63%
A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Quantitative Modeling Portfolio
December 31, 2016	67,999	$10.66032	to	$13.70085	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11339	to	$12.95739	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.54716	to	$13.00950	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%
December 31, 2013	30,084	$11.59795	to	$12.28290	$358,117	0.00%	0.55%	to	2.25%	17.54%	to	21.72%
December 31, 2012	19,469	$9.82808	to	$10.09074	$192,842	0.04%	0.55%	to	2.15%	10.77%	to	12.54%

	AST BlackRock Global Strategies Portfolio
December 31, 2016	159,343	$10.37548	to	$12.12852	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.02536	to	$11.40201	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68270	to	$11.81961	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%
December 31, 2013	159,964	$10.52625	to	$11.33041	$1,757,753	0.00%	0.55%	to	3.25%	7.25%	to	10.24%
December 31, 2012	137,665	$9.81460	to	$10.27765	$1,388,059	0.47%	0.55%	to	3.25%	8.25%	to	11.28%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2016	79	$17.92008	to	$18.25306	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.21986	to	$16.53517	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00412	to	$17.25814	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%
December 31, 2013	107	$15.64456	to	$15.80815	$1,674	0.45%	1.40%	to	1.85%	28.61%	to	29.18%
December 31, 2012	123	$12.16401	to	$12.23691	$1,502	0.58%	1.40%	to	1.85%	13.69%	to	14.20%

	AST Prudential Core Bond Portfolio
December 31, 2016	23,110	$9.81877	to	$11.32083	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.73794	to	$10.92367	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09214	to	$11.01361	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%
December 31, 2013	14,767	$9.68326	to	$10.44169	$151,663	0.00%	0.55%	to	2.85%	-5.10%	to	-2.85%
December 31, 2012	12,451	$10.46916	to	$10.74805	$132,486	0.17%	0.55%	to	2.75%	4.16%	to	6.52%

	AST Bond Portfolio 2023 (available January 3, 2012)
December 31, 2016	1,279	$9.50345	to	$10.58010	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.63768	to	$10.44565	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.69880	to	$10.30246	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%
December 31, 2013	21,962	$8.90118	to	$9.29219	$199,986	0.00%	1.15%	to	3.25%	-13.12%	to	-11.23%
December 31, 2012	3,101	$10.24517	to	$10.45376	$32,173	0.00%	1.30%	to	3.25%	2.45%	to	4.54%

	AST New Discovery Asset Allocation Portfolio (available April 30, 2012)
December 31, 2016	43,064	$11.52384	to	$13.10620	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40064	to	$12.63270	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71380	to	$12.86226	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	31,973	$11.30516	to	$12.30125	$383,555	0.00%	0.55%	to	3.15%	14.35%	to	18.26%
December 31, 2012	18,256	$10.21676	to	$10.40185	$188,504	0.92%	0.55%	to	3.15%	2.19%	to	4.02%

	AST Western Asset Emerging Markets Debt Portfolio (available August 20, 2012)
December 31, 2016	478	$9.38642	to	$10.92774	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65469	to	$9.95247	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.10774	to	$9.70400	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%
December 31, 2013	150	$9.16475	to	$9.52764	$1,404	0.00%	0.55%	to	1.95%	-9.83%	to	-8.03%
December 31, 2012	40	$10.38171	to	$10.42862	$414	0.00%	0.55%	to	1.75%	3.83%	to	4.29%

	AST MFS Large-Cap Value Portfolio (available August 20, 2012)
December 31, 2016	7,262	$11.45474	to	$16.72215	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18463	to	$14.82181	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95451	to	$15.01238	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%
December 31, 2013	1,183	$12.28936	to	$13.69602	$15,936	0.00%	0.55%	to	2.70%	25.05%	to	33.76%
December 31, 2012	103	$10.15815	to	$10.23902	$1,049	0.00%	0.55%	to	2.65%	1.60%	to	2.39%

	AST Bond Portfolio 2024 (available January 2, 2013)
December 31, 2016	231	$9.52582	to	$10.21662	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.50916	to	$10.14192	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.55706	to	$9.97651	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%
December 31, 2013	7,249	$8.62024	to	$8.80746	$63,244	0.00%	1.15%	to	3.25%	-13.80%	to	11.93%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AQR Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2016	636	$8.80590	to	$11.11804	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92164	to	$9.87917	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56412	to	$9.85401	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%
December 31, 2013	117	$10.06910	to	$10.19183	$1,184	0.00%	0.55%	to	1.95%	0.71%	to	1.92%

	AST ClearBridge Dividend Growth Portfolio (available February 25, 2013)
December 31, 2016	8,007	$11.80128	to	$14.57703	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36052	to	$12.75751	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.05572	to	$13.30316	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%
December 31, 2013	1,526	$11.56161	to	$11.77434	$17,800	0.00%	0.55%	to	2.65%	15.64%	to	17.75%

	AST QMA Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2016	524	$7.98066	to	$10.52430	$4,410	0.00%	0.55%	to	1.95%	6.87%	to	8.39%
December 31, 2015	387	$7.46775	to	$9.72726	$2,999	0.00%	0.55%	to	1.95%	-18.47%	to	1.94%
December 31, 2014	175	$9.15902	to	$9.85996	$1,639	0.00%	0.55%	to	1.95%	-4.37%	to	-2.01%
December 31, 2013	48	$9.58150	to	$9.69426	$467	0.00%	0.55%	to	1.90%	-4.17%	to	-3.05%

	AST Multi-Sector Fixed Income Portfolio (available February 25, 2013)
December 31, 2016	655,378	$10.54150	to	$10.87675	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86464	to	$10.09622	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37423	to	$10.53178	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%
December 31, 2013	73,129	$9.51265	to	$9.57903	$695,654	0.00%	1.10%	to	1.90%	-4.86%	to	-4.20%

	AST BlackRock iShares ETF Portfolio (available April 29, 2013)
December 31, 2016	29,656	$10.38750	to	$11.49438	$329,065	0.00%	0.55%	to	3.25%	2.90%	to	5.76%
December 31, 2015	23,213	$10.09470	to	$10.86804	$245,656	0.00%	0.55%	to	3.25%	-2.99%	to	-0.28%
December 31, 2014	17,481	$10.47787	to	$10.89838	$187,270	0.00%	0.55%	to	3.15%	0.32%	to	3.01%
December 31, 2013	8,247	$10.39072	to	$10.58015	$86,639	0.00%	0.55%	to	3.15%	3.93%	to	5.81%

	AST Defensive Asset Allocation Portfolio (available April 29, 2013)
December 31, 2016	37,615	$9.52850	to	$10.54398	$382,210	0.00%	0.55%	to	3.25%	1.18%	to	3.99%
December 31, 2015	29,033	$9.41736	to	$10.13903	$286,280	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2014	17,739	$9.84515	to	$10.20498	$177,916	0.00%	0.55%	to	3.25%	1.69%	to	4.53%
December 31, 2013	8,260	$9.58831	to	$9.76317	$80,066	0.00%	0.55%	to	3.15%	-4.09%	to	-2.36%

	AST AQR Large-Cap Portfolio (available April 29, 2013)
December 31, 2016	712	$11.31680	to	$14.69891	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.31617	to	$13.35121	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.15982	to	$13.19717	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%
December 31, 2013	66	$11.61220	to	$11.72588	$766	0.00%	0.55%	to	2.00%	16.14%	to	17.26%

	AST QMA Large-Cap Portfolio (available April 29, 2013)
December 31, 2016	604	$11.47070	to	$15.01238	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.43704	to	$13.61715	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.16782	to	$13.48446	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%
December 31, 2013	12	$11.64780	to	$11.76574	$136	0.00%	0.55%	to	2.05%	16.50%	to	17.66%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2016	1,025	$10.89604	to	$11.62015	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.98948	to	$11.47154	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.13605	to	$11.37768	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2016	70,775	$10.78774	to	$11.23906	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43320	to	$10.71721	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48352	to	$10.61730	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

A 107

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2016	1,992	$10.53192	to	$10.83766	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.04789	to	$10.12253	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23141	to	$10.25115	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2016	3,211	$10.71027	to	$11.16471	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.06579	to	$10.28399	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34076	to	$10.36085	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2016	4,706	$10.61061	to	$11.21314	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.95940	to	$10.49212	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.52974	to	$10.55012	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014)
December 31, 2016	2,928	$10.03318	to	$10.77246	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.46604	to	$9.87073	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95303	to	$9.97233	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2016	1,414	$9.41612	to	$10.11179	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26287	to	$9.95233	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68459	to	$9.69330	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2016	1,691	$10.46987	to	$11.17400	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.03787	to	$10.08586	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28185	to	$10.29105	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2016	2,324	$10.03321	to	$10.19013	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77179	to	$9.84441	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01270	to	$10.03217	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2016	293	$10.38820	to	$11.51129	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08497	to	$10.07218	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70452	to	$9.71324	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2016	303	$9.94630	to	$10.91308	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26283	to	$9.32650	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40129	to	$10.41061	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST Goldman Sachs Strategic Income Portfolio (available April 28, 2014)
December 31, 2016	432	$9.47476	to	$10.17493	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44066	to	$9.85997	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72436	to	$9.73320	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2016	16,090	$10.31324	to	$10.62586	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.65663	to	$9.80980	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.93851	to	$9.95398	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2016	12,370	$9.67030	to	$10.09408	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79107	to	$10.00362	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%

A 108

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2016	139	$10.32124	to	$10.51420	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92428	to	$10.05358	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2016	77	$10.16408	to	$10.40509	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.98850	to	$10.11344	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2016	97	$9.10792	to	$9.21021	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.42930	to	$9.53988	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%

	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2016	138	$10.14477	to	$10.31575	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95389	to	$10.10343	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2016	151	$9.79109	to	$10.09492	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.53894	to	$9.83983	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2016	145	$8.98901	to	$9.64576	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.38940	to	$9.73583	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2016	191	$9.29259	to	$10.58267	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30124	to	$9.95406	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2016	396	$9.67218	to	$9.81074	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.64856	to	$9.79147	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2016	120	$9.96933	to	$10.60661	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.69848	to	$10.01474	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2016	698	$10.46420	to	$10.74472	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.60862	to	$9.87115	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%

	AST IVY Asset Strategy Portfolio (available July 13, 2015) (expired June 24, 2016)
December 31, 2016	—	$8.97960	to	$9.87122	$—	0.00%	0.55%	to	0.86%	-1.74%	to	-1.59%
December 31, 2015	158	$9.13025	to	$10.03927	$1,453	0.00%	0.55%	to	0.86%	-8.69%	to	3.12%

	Blackrock Global Allocation V.I. Fund (Class 3) (available August 24, 2015)
December 31, 2016	2,006	$10.24971	to	$10.66757	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.95939	to	$9.97066	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%

	JP Morgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2016	531	$10.50627	to	$10.77213	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.97837	to	$9.98970	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2016	13,680	$9.73404	to	$9.94464	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2016	585	$9.71702	to	$9.74026	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%

A 109

Note 7:	Financial Highlights (continued)

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2016 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality Risk and Expense Risk Charges

The mortality risk and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality risk and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the combined mortality risk, expense risk, and administration charges of the respective Contracts.

Asset-Based
Charge Level	Description of When Applicable
0.55%	Premier Retirement Advisor - No Optional Benefits
0.55%	Premier Investment Variable Annuity B Series - No Optional Benefits
0.68%	Premier Investment Variable Annuity C Series - No Optional Benefits
0.70%	Premier Investment Variable Annuity B Series with Return of Premium Death Benefit
(0.73% for Contracts issued on or after 8/24/2015)
0.83%	Premier Investment Variable Annuity C Series with Return of Premium Death Benefit
(0.86% for Contracts issued on or after 8/24/2015)

A 110

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
0.85%	Premier Retirement Variable Annuity - No Optional Benefits
0.95%	Premier Bb Series - No Optional Benefits
Premier Retirement Advisor - With HAV
1.10%	Prudential Defined Income Annuity - No Optional Benefits
1.15%	Premier B Series - No Optional Benefits
Premier Retirement Advisor - With HD GRO II OR GRO Plus II
1.30%	Premier Bb Series - with HD GRO
Premier Retirement B - No Optional Benefits
1.35%	Discovery Choice Basic - No Optional Benefits
Premier Retirement Advisor - With Combo 5% and HAV
1.40%	No Optional Benefits
Discovery Select Variable Annuity
Discovery Preferred Variable Annuity
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor
1.45%	Premier Bb Series 5% Roll Up and HAV or HDV
Premier Retirement B Share - No Optional Benefits (2/25/2013 or later)
Premier Retirement C - No Optional Benefits, after 9th anniversary (“Cliff” year)
Premier Retirement L - No Optional Benefits, after 9th anniversary (“Cliff” year)
1.50%	No Optional Benefits
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier L Series
Premier B Series with HD GRO
1.52%	Strategic Partners Select GMDB with Step Up and Roll Up
1.55%	Premier X Series - No Optional Benefits
Premier Bb Series with LT5 or HD5
Premier Bb Series - with HD GRO
Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
1.60%	Strategic Partners FlexElite - No Optional Benefits
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
1.65%	No Optional Benefit
Discovery Choice Enhanced
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Enhanced FlexElite
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor with GMDB with Step Up and Roll Up
Premier B Series with HDV
Premier B Series with Roll Up & HAV (before to 5/1/2009)

A 111

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
1.70%	GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
GMDB with Greater of Roll Up and Step Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Plus Enhanced - Non Bonus Version
GMDB with Step Up and Roll Up
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
Premier Bb Series with SLT5
Premier Retirement B with HAV
Premier Retirement L - No Optional Benefits
1.75%	Premier B Series with LT5 or HD5
GMDB with Greater of Roll Up or Step Up
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version
GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier B Series with HD GRO
Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement C - No Optional Benefits
1.80%	Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
1.85%	GMDB with Greater of Roll Up or Step Up
Strategic Partners Plus Enhanced III - Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Premier L Series with HD GRO
Premier Retirement X - No Optional Benefits
1.90%	Premier B Series with SLT5
With HDV
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
Premier X Series with HD GRO (before 5/1/2009)
Premier Retirement B - With HD GRO II OR GRO Plus II
Premier Retirement L - No Optional Benefits (2/25/2013 or later)
Prudential Defined Income Annuity- With Defined Income Benefit
1.95%	Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV
and GRO Plus II
Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV (5/1/2009 or later)
Premier Retirement C Share - No Optional Benefits (2/25/2013 or later)
2.00%	Strategic Partners Enhanced FlexElite GMDB with Greater of Roll Up or Step Up
With LT5 or HD5
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Non Bonus Version
A 112

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor
Premier L Series with HDV
Premier L Series with Roll Up & HAV
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
2.05%	Premier X Series with HDV
Premier X Series with Roll Up & HAV
Premier Bb Series with LT5
Premier Bb Series with LT5 and HDV
Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
2.10%	Strategic Partners Enhanced FlexElite with HDV
With LT5 or HD5
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier L Series with HD GRO or LT5
Premier Retirement B - With Combo 5% and HAV
Premier Retirement L - With HAV
2.15%	With SLT5
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Premier X Series with LT5 or HD5
Premier X Series with HD GRO (after 5/1/2009)
Premier Retirement C - With HAV
2.20%	Strategic Partners FlexElite - No Optional Benefits
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version
2.25%	Strategic Partners Enhanced FlexElite with LT5 or HD5
With SLT5
Premier L Series
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
Premier B Series with LT5 and HDV
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
Retirement X - With HAV
2.30%	Premier X Series with SLT5
Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
With LT5 or HD5 and GMDB with Step Up and Roll Up
Strategic Partners Plus
Strategic Partners Plus Enhanced - Non Bonus Version

A 113

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
Strategic Partners Annuity One
Strategic Partners Annuity One Enhanced - Non Bonus Version
With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced - Bonus Version
Strategic Partners Plus Enhanced - Bonus Version
Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
Premier Retirement L - With HD GRO II OR GRO Plus II
2.35%	With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Annuity One Enhanced III - Bonus Version
Strategic Partners Plus Enhanced III - Bonus Version
Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement C - With HD GRO II OR GRO Plus II
2.40%	Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
Greater of Roll Up and Step Up
Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
Roll Up
Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5%
Roll Up
Strategic Partners Enhanced FlexElite with SLT5
Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
2.45%	Premier Retirement X - With HD GRO II OR GRO Plus II
2.50%	Strategic Partners FlexElite with LT5 or HD5 and GMDB with Greater of Roll Up or Step Up
Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
With LT5 or HD5 and with HDV
Strategic Partners Annuity One Enhanced III - Non Bonus Version
Strategic Partners Plus Enhanced III - Non Bonus Version
Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
Premier Retirement L - With Combo 5% and HAV
2.55%	Premier B Series with LT5 or HD5 and Roll Up & HAV
Premier Retirement C - With Combo 5% and HAV
2.60%	Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with Greater of Roll Up or
Step Up
With LT5 or HD5 and with HDV
Strategic Partners Annuity One Enhanced III - Bonus Version
Premier L Series with LT5 or HD5 and Roll Up & HAV
Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
2.65%	Premier X Series with LT5 and HDV
Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
Premier X Series with LT5 or HD5 and Roll Up & HAV
Premier Retirement X - With Combo 5% and HAV
2.70%	Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II
Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
2.75%	Strategic Partners Enhanced FlexElite with SLT5 with HDV
Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
2.85%	Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II
2.90%	Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV

A 114

Note 7:	Financial Highlights (continued)

Asset-Based
Charge Level	Description of When Applicable
2.95%	Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
3.10%	Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II
3.15%	Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II
3.25%	Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
GRO Plus II

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 8:	Other

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent periodic payments distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

A 115

Note 8:	Other (continued)

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

Other charges-are various Contract level charges as described in charges and expenses in Note 7, which are assessed through the redemptions of units.

Note 9:     Subsequent Events

Subsequent to year-end, the following subaccount expired:

Expiration Date                 Portfolio
January 3, 2017                  AST Bond Portfolio 2016

A 116

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account
and the Board of Directors of
Pruco Life Insurance Company

In our opinion, for each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the date indicated in the table, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

Prudential Government Money Market Portfolio (formerly Prudential Money Market Portfolio) (1)	AB VPS Large Cap Growth Portfolio (Class B) (1)
Prudential Diversified Bond Portfolio (1)	Prudential SP Small Cap Value Portfolio (Class I) (1)
Prudential Equity Portfolio (Class I) (1)	Janus Aspen Janus Portfolio (Service Shares) (1)
Prudential Flexible Managed Portfolio (1)	SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)
Prudential Conservative Balanced Portfolio (1)	Prudential SP International Growth Portfolio (Class I) (1)
Prudential Value Portfolio (Class I) (1)	AST Goldman Sachs Large-Cap Value Portfolio (1)
Prudential High Yield Bond Portfolio (1)	AST Cohen & Steers Realty Portfolio (1)
Prudential Natural Resources Portfolio (Class I) (1)	AST J.P. Morgan Strategic Opportunities Portfolio (1)
Prudential Stock Index Portfolio (1)	AST Value Equity Portfolio (formerly AST Herndon Large-Cap Value Portfolio) (1)
Prudential Global Portfolio (1)	AST High Yield Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST Small-Cap Growth Opportunities Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	AST WEDGE Capital Mid-Cap Value Portfolio (formerly AST Mid-Cap Value Portfolio) (1)
T. Rowe Price International Stock Portfolio (1)	AST Small-Cap Value Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Goldman Sachs Mid-Cap Growth Portfolio (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly AST Large-Cap Value Portfolio) (1)
Janus Aspen Janus Portfolio (Institutional Shares) (1)	AST Lord Abbett Core Fixed Income Portfolio (1)
Janus Aspen Overseas Portfolio (Institutional Shares) (1)	AST Loomis Sayles Large-Cap Growth Portfolio (1)
MFS Research Series (Initial Class) (1)	AST MFS Growth Portfolio (1)
MFS Growth Series (Initial Class) (1)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)
American Century VP Value Fund (Class I) (1)	AST BlackRock Low Duration Bond Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST QMA US Equity Alpha Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT Omega Growth Portfolio (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Small Cap Growth Portfolio (Class 1) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Bond Portfolio 2022 (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Quantitative Modeling Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST BlackRock Global Strategies Portfolio (1)

A 117

AST J.P. Morgan International Equity Portfolio (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Templeton Global Bond Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2023 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Bond Portfolio 2024 (1)
AST FI Pyramis Quantitative Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST QMA Emerging Markets Equity Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Government Money Market Portfolio (formerly AST Money Market Portfolio) (1)	AST BlackRock iShares ETF Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST Defensive Asset Allocation Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST International Value Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST Investment Grade Bond Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST Bond Portfolio 2018 (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST Bond Portfolio 2019 (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Global Real Estate Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (1)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST Managed Equity Portfolio (1)
AST Schroders Global Tactical Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST RCM World Trends Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	AST Goldman Sachs Strategic Income Portfolio (1)
ProFund VP Consumer Services (1)	AST Legg Mason Diversified Growth Portfolio (1)
ProFund VP Consumer Goods Portfolio (1)	AST AB Global Bond Portfolio (2)
ProFund VP Financials (1)	AST Goldman Sachs Global Income Portfolio (2)
ProFund VP Health Care (1)	AST Morgan Stanley Multi-Asset Portfolio (2)
ProFund VP Industrials (1)	AST Wellington Management Global Bond Portfolio (2)
ProFund VP Mid-Cap Growth (1)	AST Neuberger Berman Long/Short Portfolio (2)
ProFund VP Mid-Cap Value (1)	AST Wellington Management Real Total Return Portfolio (2)
ProFund VP Real Estate (1)	AST QMA International Core Equity Portfolio (2)
ProFund VP Small-Cap Growth (1)	AST Managed Alternatives Portfolio (2)
ProFund VP Small-Cap Value (1)	AST Emerging Managers Diversified Portfolio (2)
ProFund VP Telecommunications (1)	AST Columbia Adaptive Risk Allocation Portfolio (2)
ProFund VP Utilities (1)	Blackrock Global Allocation V.I. Fund (Class 3) (3)
ProFund VP Large-Cap Growth (1)	JP Morgan Insurance Trust Income Builder Portfolio (Class 2) (3)
ProFund VP Large-Cap Value (1)	NVIT Developing Markets Fund (4)
AST Boston Partners Large-Cap Value Portfolio (1)	Wells Fargo VT Small Cap Value Portfolio (5)
AST Jennison Large-Cap Growth Portfolio (1)	AST IVY Asset Strategy Portfolio (6)
AST Bond Portfolio 2020 (1)	AST Bond Portfolio 2027 (7)
AST Bond Portfolio 2017 (1)	NVIT Emerging Markets Fund (Class D) (8)
AST Bond Portfolio 2021 (1)	AST Bond Portfolio 2026 (9)
Wells Fargo VT International Equity Portfolio (Class 1) (1)
AST Bond Portfolio 2016 (1)

A 118

(1) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the years ended December 31, 2016 and 2015

(2) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period July 13, 2015 (commencement of operations) through December 31, 2015

(3) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets for the year ended December 31, 2016 and the period August 24, 2015 (commencement of operations) through December 31, 2015

(4) Statement of net assets as of August 5, 2016 (date of expiration), statement of operations for the period January 1, 2016 through August 5, 2016, and statements of changes in net assets for the period January 1, 2016 through August 5, 2016 and the year ended December 31, 2015

(5) Statement of net assets as of April 29, 2016 (date of expiration), statement of operations for the period January 1, 2016 through April 29, 2016, and statements of changes in net assets for the period January 1, 2016 through April 29, 2016 and the year ended December 31, 2015

(6) Statement of net assets as of June 24, 2016 (date of expiration), statement of operations for the period January 1, 2016 through June 24, 2016, and statements of changes in net assets for the period January 1, 2016 through June 24, 2016 and July 13, 2015 (commencement of operations) through December 31, 2015

(7) Statement of net assets as of December 31, 2016, and statements of operations and of changes in net assets for the period January 4, 2016 (commencement of operations) through December 31, 2016
(8) Statement of net assets as of December 31, 2016, statements of operations and of changes in net assets for the period August 5, 2016 (commencement of operations) through December 31, 2016
(9) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in its net assets for the year ended December 31, 2016 and the period January 2, 2015 (commencement of operations) through December 31, 2015

/s/ PricewaterhouseCoopers LLP
New York, New York
March 24, 2017

A 119

PRUCO LIFE INSURANCE COMPANY

Management’s Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company (together with its consolidated subsidiaries, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2016, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2016.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.

March 23, 2017

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2016 and December 31, 2015 (in thousands, except share amounts)

	December 31, 2016	December 31, 2015
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2016 – $5,552,911; 2015 – $6,775,806)	$5,617,549	$6,840,932
Equity securities, available-for-sale, at fair value (cost: 2016 – $16,390; 2015 – $54,609)	16,756	51,973
Trading account assets, at fair value	35,328	64,612
Policy loans	1,166,456	1,143,303
Short-term investments	36,657	54,806
Commercial mortgage and other loans	1,150,381	1,658,235
Other long-term investments	344,463	379,237
Total investments	8,367,590	10,193,098
Cash and cash equivalents	96,157	370,286
Deferred policy acquisition costs	1,341,093	5,129,931
Accrued investment income	87,322	100,031
Reinsurance recoverables	28,674,226	22,691,491
Receivables from parent and affiliates	213,952	228,253
Deferred sales inducements	0	684,844
Other assets	279,222	59,578
Separate account assets	116,606,428	109,350,121
TOTAL ASSETS	$155,665,990	$148,807,633
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$18,894,893	$17,204,824
Future policy benefits	16,503,260	15,198,755
Securities sold under agreements to repurchase	68,904	0
Cash collateral for loaned securities	74,976	40,416
Income taxes	97,400	138,639
Short-term debt to affiliates	0	180,000
Long-term debt to affiliates	0	1,204,000
Payables to parent and affiliates	73,628	72,791
Other liabilities	849,698	935,662
Separate account liabilities	116,606,428	109,350,121
TOTAL LIABILITIES	153,169,187	144,325,208
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	986,062	779,973
Retained earnings	1,437,266	3,635,147
Accumulated other comprehensive income	70,975	64,805
TOTAL EQUITY	2,496,803	4,482,425
TOTAL LIABILITIES AND EQUITY	$155,665,990	$148,807,633
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2016, 2015, and 2014 (in thousands)

	2016	2015	2014
REVENUES
Premiums	$(825,942)	$77,634	$66,206
Policy charges and fee income	787,195	2,156,387	2,071,039
Net investment income	375,950	416,587	404,018
Asset administration fees	84,443	362,321	377,127
Other income	31,107	55,515	57,827
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(18,020)	(1,514)	(483)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	343	51	356
Other realized investment gains (losses), net	776,126	(207,075)	114,194
Total realized investment gains (losses), net	758,449	(208,538)	114,067
TOTAL REVENUES	1,211,202	2,859,906	3,090,284
BENEFITS AND EXPENSES
Policyholders’ benefits	(260,200)	299,150	353,697
Interest credited to policyholders’ account balances	301,220	374,211	368,315
Amortization of deferred policy acquisition costs	628,101	659,169	431,812
General, administrative and other expenses	220,733	1,030,014	1,019,723
TOTAL BENEFITS AND EXPENSES	889,854	2,362,544	2,173,547
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	321,348	497,362	916,737
Total income tax expense (benefit)	(73,869)	(10,641)	137,069
NET INCOME (LOSS)	$395,217	$508,003	$779,668
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(8)	(507)	(723)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	74,040	(164,799)	207,134
Reclassification adjustment for (gains) losses included in net income	(64,540)	(9,902)	(18,649)
Net unrealized investment gains (losses)	9,500	(174,701)	188,485
Other comprehensive income (loss), before tax	9,492	(175,208)	187,762
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	(3)	(177)	(253)
Net unrealized investment gains (losses)	3,325	(61,145)	65,970
Total	3,322	(61,322)	65,717
Other comprehensive income (loss), net of tax	6,170	(113,886)	122,045
COMPREHENSIVE INCOME (LOSS)	$401,387	$394,117	$901,713
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2013	$2,500	$804,237	$3,525,476	$56,646	$4,388,859
Contributed capital		0
Dividend to parent			(748,000)		(748,000)
Contributed (distributed) capital-parent/child asset transfers		(12,084)			(12,084)
Comprehensive income:
Net income (loss)			779,668		779,668
Other comprehensive income (loss), net of tax				122,045	122,045
Total comprehensive income (loss)					901,713
Balance, December 31, 2014	$2,500	$792,153	$3,557,144	$178,691	$4,530,488
Contributed capital		0
Dividend to parent			(430,000)		(430,000)
Contributed (distributed) capital-parent/child asset transfers		(12,180)			(12,180)
Comprehensive income:
Net income (loss)			508,003		508,003
Other comprehensive income (loss), net of tax				(113,886)	(113,886)
Total comprehensive income (loss)					394,117
Balance, December 31, 2015	$2,500	$779,973	$3,635,147	$64,805	$4,482,425
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			395,217		395,217
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					401,387
Balance, December 31, 2016	$2,500	$986,062	$1,437,266	$70,975	$2,496,803
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2016, 2015 and 2014 (in thousands)

	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$395,217	$508,003	$779,668
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	113,501	(8,770)	(72,375)
Interest credited to policyholders’ account balances	301,220	374,211	368,315
Realized investment (gains) losses, net	(758,449)	208,538	(114,067)
Amortization and other non-cash items	(70,104)	(68,070)	(62,723)
Change in:
Future policy benefits	1,816,665	1,534,228	1,440,542
Reinsurance recoverables	(1,764,242)	(1,559,165)	(1,330,796)
Accrued investment income	12,709	(9,525)	(2,174)
Net payables to/receivables from parent and affiliates	(9,851)	20,299	18,037
Deferred policy acquisition costs	311,273	43,168	(194,907)
Income taxes	(45,147)	(36,879)	65,900
Derivatives, net	(198,861)	60,517	155,556
Other, net	(110,850)	76,374	26,716
Cash flows from (used in) operating activities	(6,919)	1,142,929	1,077,692
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	1,371,000	813,721	907,665
Short-term investments	260,027	823,112	409,804
Policy loans	137,778	135,449	121,644
Ceded policy loans	(8,989)	(9,129)	(9,753)
Commercial mortgage and other loans	209,263	219,379	113,073
Other long-term investments	12,479	15,633	5,361
Equity securities, available-for-sale	34,618	5,760	17,854
Trading account assets	1,595	1,500	1,375
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(2,465,763)	(1,719,015)	(1,340,010)
Short-term investments	(241,827)	(755,145)	(514,524)
Policy loans	(120,628)	(110,165)	(114,037)
Ceded policy loans	18,054	13,850	10,960
Commercial mortgage and other loans	(312,898)	(196,538)	(320,155)
Other long-term investments	(32,307)	(49,004)	(47,096)
Equity securities, available-for-sale	(5,000)	(31,063)	(45,101)
Trading account assets	0	(19,001)	(32,060)
Notes receivable from parent and affiliates, net	20,463	35,350	(7,831)
Derivatives, net	20,954	(12,164)	(11,329)
Other, net	(261)	(584)	616
Cash flows from (used in) investing activities	(1,101,442)	(838,054)	(853,544)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,289,697	3,839,784	2,966,388
Ceded policyholders’ account deposits	(2,430,570)	(1,109,311)	(672,242)
Policyholders’ account withdrawals	(2,505,219)	(2,134,373)	(1,730,977)
Ceded policyholders’ account withdrawals	1,072,151	50,016	46,690
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	103,463	(25,002)	(19,449)
Dividend to parent	0	(430,000)	(748,000)

Contributed capital	405,321	0	0
Contributed (distributed) capital - parent/child asset transfers	1,676	(18,739)	(17,306)
Net change in financing arrangements (maturities 90 days or less)	0	0	(2,900)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	412,000	418,000
Repayments of debt (maturities longer than 90 days)	(125,000)	(739,000)	(571,000)
Drafts outstanding	22,713	5,084	14,357
Cash flows from (used in) financing activities	834,232	(149,541)	(316,439)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(274,129)	155,334	(92,291)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	370,286	214,952	307,243
CASH AND CASH EQUIVALENTS, END OF YEAR	$96,157	$370,286	$214,952
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid/(received)	$(28,772)	$26,237	$129,430
Interest paid	$16,263	$53,122	$62,664

Significant Non-Cash Transactions

Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.

Cash flows from investing activities for the year ended December 31, 2014 excludes $178 million of decreases in fixed maturities, available-for-sale, commercial mortgages and private equity related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Prudential Universal Reinsurance Company (“PURC”), an affiliate.

Cash flows from investing activities for the year ended December 31, 2014 excludes $61 million of decreases in fixed maturities, available-for-sale related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between the Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and between the Pruco Life Insurance Company and PURC.

See Note 12 to the Consolidated Financial Statements for more information on the reinsurance transactions mentioned above.

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.

Pruco Life has two subsidiaries, including one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life and its subsidiaries are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.

Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

The financial statement impacts of these transactions were as follows:

Affected Financial Statement Lines Only

Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$10,702	$4,166	$(7,719)	$7,149
Cash and cash equivalents	496	0	12	508
Deferred policy acquisition costs	4,565	0	(3,449)	1,116
Reinsurance recoverables	24,781	(6,312)	10,267	28,736
Deferred sales inducements	550	0	(550)	0
Other assets	94	0	211	305
Income taxes	0	0	23	23
TOTAL ASSETS	151,859	(2,146)	(1,205)	148,508
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$91	$17	$0	$108
Short-term and long-term debt to affiliates(2)	1,385	0	(1,384)	1
Other liabilities	870	0	0	870
TOTAL LIABILITIES	147,554	17	(1,384)	146,187
EQUITY
Retained earnings(3)	3,337	(2,163)	258	1,432
Accumulated other comprehensive income	180	0	(79)	101
TOTAL EQUITY	4,305	(2,163)	179	2,321
TOTAL LIABILITIES AND EQUITY	151,859	(2,146)	(1,205)	148,508

Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

(2)
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

(3)	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689

As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.

As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through General, administrative and other expenses. For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.

The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC and Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$4,166	$4,166	$0	$0
PALAC	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Commercial Mortgages, Derivatives and JV/LP Investments	$(6,994)	$(6,872)	$0	$122
Prudential Insurance	Apr - June 2016	Dividend	Fixed Maturity	$(19)	$(19)	$(19)	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal matters.

Out of Period Adjustments

As previously disclosed in its Annual Report on Form 10-K for the year ended December 31, 2015, during 2015, the Company recorded out of period adjustments resulting in a net decrease of $32 million to "Income (loss) from operations before income taxes" for the year ended December 31, 2015. These adjustments primarily relate to reserve, DAC and related amortization impacts for certain variable annuities products with optional living benefit guarantees. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any previously reported quarterly or annual financial statements.

Revision to Prior Period Consolidated Financial Statements

In 2016, the Company identified errors in the calculation of reserves for certain individual life products that impacted several line items within our previously issued consolidated financial statements. Prior period amounts have been revised in the Consolidated Financial Statements and related disclosures to correct these errors. In addition, the Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture that impacted several line items within our previously issued Consolidated Statements of Cash Flows. While these items affect the subtotals of cash flows from operating, investing and financing activities, they have no impact on the net increase (decrease) in cash and cash equivalents for the previous reported periods. Prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revisions and for comparisons of amounts previously reported to the revised amounts.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments

The Company’s principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. The accounting policies related to each are as follows:

Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual lives of the investments. Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as “available-for-sale,” net of tax, are included in “Accumulated other comprehensive income (loss)” (“AOCI”).

Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income.”

Equity securities, available-for-sale, at fair value is comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.

Commercial mortgage and other loans consists of commercial mortgage loans, agricultural property loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of deferred policy acquisition costs”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.

Deferred Sales Inducements

The Company offers various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these affiliated arrangements see Note 12.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities and real estate related investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”.

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, deferred gain on reinsurance with affiliates and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company’s liability for future policy benefits includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Securities repurchase and resale agreements and securities loaned transactions

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold.

Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”).

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities loaned transactions are with large brokerage firms and large banks. Income and expenses associated with securities loaned transactions used to earn spread income are reported as “Net investment income”; however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Asset Administration Fees

The Company receives asset administration fee income on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value".

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net".

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative.

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.

Recent Accounting Pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.

The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

There have been no ASU adopted during the current year ended December 31, 2016.

ASU issued but not yet adopted as of the reporting date December 31, 2016

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments are explicitly scoped out of the standard.

January 1, 2018 using one of two retrospective application methods (early adoption permitted beginning January 1, 2017).
                                           The Company plans to adopt the standard on January 1, 2018 using the modified retrospective application.

Given that insurance contracts and financial instruments are explicitly scoped out of the standard, the Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method. The amendments are to be applied prospectively as they relate to equity investments without readily determinable fair value.
The Company’s equity investments, except for those accounted for using the equity method, will generally be carried on the Consolidated Statements of Financial Position at fair value with changes in fair value reported in current earnings. The Company is continuing to assess additional impacts of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

ASU 2016-02, Leases (Topic 842)
This ASU ensures that assets and liabilities from all outstanding lease contracts are recognized on the balance sheet (with limited exception). The ASU substantially changes a Lessee’s accounting for leases and requires the recording on balance sheet of a right-of-use asset and liability to make lease payments for most leases. A Lessee will continue to recognize expense in its income statement in a manner similar to the requirements under the current lease accounting standard. For Lessors, the standard modifies classification criteria and accounting for sales-type and direct financing leases and requires a Lessor to derecognize the carrying value of the leased asset that is considered to have been transferred to a Lessee and record a lease receivable and residual asset (receivable and residual approach). The standard also eliminates the real estate specific provisions of the current standard (i.e., sale-leaseback).
		January 1, 2019 using the modified retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method, however prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements

3. INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$154,180	$6,593	$33	$160,740	$0
Obligations of U.S. states and their political subdivisions	618,447	14,592	6,553	626,486	0
Foreign government bonds	111,025	2,143	4,386	108,782	0
Public utilities	706,536	33,950	10,519	729,967	0
Redeemable preferred stock	4,136	834	156	4,814	0
All other U.S. public corporate securities	1,802,350	67,908	28,846	1,841,412	(215)
All other U.S. private corporate securities	714,776	14,555	7,702	721,629	(236)
All other foreign public corporate securities	216,428	7,371	4,127	219,672	0
All other foreign private corporate securities	577,761	4,866	33,455	549,172	0
Asset-backed securities(1)	184,414	5,164	562	189,016	(2,534)
Commercial mortgage-backed securities	382,717	5,783	5,829	382,671	0
Residential mortgage-backed securities(2)	80,141	3,355	308	83,188	(274)
Total fixed maturities, available-for-sale	$5,552,911	$167,114	$102,476	$5,617,549	$(3,259)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$16,324	$441	$124	$16,641
Public utilities	66	2	28	40
Industrial, miscellaneous & other	0	75	0	75
Total equity securities, available-for-sale	$16,390	$518	$152	$16,756

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $8 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$87,107	$7,170	$228	$94,049	$0
Obligations of U.S. states and their political subdivisions	602,508	24,219	1,958	624,769	0
Foreign government bonds	70,107	3,094	2,791	70,410	0
Public utilities	790,038	30,862	18,402	802,498	0
Redeemable preferred stock	5,316	1,530	145	6,701	0
All other U.S. public corporate securities	2,138,358	81,905	61,142	2,159,121	(217)
All other U.S. private corporate securities	1,085,345	26,299	13,963	1,097,681	0
All other foreign public corporate securities	270,063	8,230	6,508	271,785	0
All other foreign private corporate securities	784,283	9,933	42,528	751,688	0
Asset-backed securities(1)	431,578	6,203	2,650	435,131	(3,056)
Commercial mortgage-backed securities	396,160	10,614	2,429	404,345	0
Residential mortgage-backed securities(2)	114,943	7,876	65	122,754	(690)
Total fixed maturities, available-for-sale	$6,775,806	$217,935	$152,809	$6,840,932	$(3,963)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$54,543	$256	$3,030	$51,769
Public utilities	66	2	29	39
Industrial, miscellaneous & other	0	165	0	165
Total equity securities, available-for-sale	$54,609	$423	$3,059	$51,973

(1)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of OTTI losses in AOCI, which were not included in earnings. Amount excludes $9 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables show the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

	2016
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$603	$33	$0	$0	$603	$33
Obligations of U.S. states and their political subdivisions	239,146	6,553	0	0	239,146	6,553
Foreign government bonds	81,074	4,055	1,690	331	82,764	4,386
Public utilities	207,226	7,847	21,394	2,672	228,620	10,519
Redeemable preferred stock	0	0	0	156	0	156
All other U.S. public corporate securities	568,763	20,695	73,575	8,151	642,338	28,846
All other U.S. private corporate securities	232,561	6,082	29,071	1,620	261,632	7,702
All other foreign public corporate securities	86,492	3,188	5,433	939	91,925	4,127
All other foreign private corporate securities	236,512	13,604	101,858	19,851	338,370	33,455
Asset-backed securities	37,355	492	49,346	70	86,701	562
Commercial mortgage-backed securities	191,674	5,827	947	2	192,621	5,829
Residential mortgage-backed securities	36,224	302	1,045	6	37,269	308
Total fixed maturities, available-for-sale	$1,917,630	$68,678	$284,359	$33,798	$2,201,989	$102,476
Equity securities, available-for-sale	$0	$0	$2,965	$152	$2,965	$152

	2015
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,985	$228	$0	$0	$5,985	$228
Obligations of U.S. states and their political subdivisions	77,756	1,958	0	0	77,756	1,958
Foreign government bonds	44,854	1,940	1,813	851	46,667	2,791
Public utilities	323,086	13,151	26,094	5,251	349,180	18,402
Redeemable preferred stock	0	145	0	0	0	145
All other U.S. public corporate securities	802,158	49,343	61,110	11,799	863,268	61,142
All other U.S. private corporate securities	323,218	12,476	17,103	1,487	340,321	13,963
All other foreign public corporate securities	121,662	5,098	6,079	1,410	127,741	6,508
All other foreign private corporate securities	284,191	14,089	154,791	28,439	438,982	42,528
Asset-backed securities	249,084	1,565	93,675	1,085	342,759	2,650
Commercial mortgage-backed securities	129,765	2,350	4,221	79	133,986	2,429
Residential mortgage-backed securities	18,435	59	1,519	6	19,954	65
Total fixed maturities, available-for-sale	$2,380,194	$102,402	$366,405	$50,407	$2,746,599	$152,809
Equity securities, available-for-sale	$35,869	$2,339	$9,281	$720	$45,150	$3,059

The gross unrealized losses on fixed maturity securities at December 31, 2016 and 2015, were composed of $93.3 million and $133.6 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $9.2 million and $19.2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2016, the $33.8 million of gross unrealized losses of twelve months or more was concentrated in the energy, finance and utility sectors of the Company’s corporate securities. At December 31, 2015, the $50.4 million of gross unrealized losses of twelve months or more was concentrated in the energy, consumer non-cyclical, utility and finance sectors of the Company’s corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at December 31, 2016 or 2015. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses were primarily attributable to interest rate increases. At December 31, 2016, the Company did not intend to sell these securities, and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

At December 31, 2016, gross unrealized losses related to equity securities representing declines in value of greater than 20% were $0.0 million, all of which had been in that position for more than twelve months. At December 31, 2015, gross unrealized losses related to equity securities representing declines in value of greater than 20% were $0.0 million, none of which had been in that position for more than twelve months. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2016 or 2015.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2016, were as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$222,580	$220,785
Due after one year through five years	695,311	713,491
Due after five years through ten years	950,127	941,499
Due after ten years	3,037,621	3,086,899
Asset-backed securities	184,414	189,016
Commercial mortgage-backed securities	382,717	382,671
Residential mortgage-backed securities	80,141	83,188
Total fixed maturities, available-for-sale	$5,552,911	$5,617,549

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities for the years indicated:

	2016	2015	2014
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$833,562	$171,589	$245,618
Proceeds from maturities/repayments(1)	495,969	642,503	656,249
Gross investment gains from sales, prepayments and maturities	94,262	12,496	20,394
Gross investment losses from sales and maturities	(10,475)	(1,528)	(2,704)
Equity securities, available-for-sale:
Proceeds from sales(2)	$34,618	$5,732	$17,873
Gross investment gains from sales	363	400	1,085
Gross investment losses from sales	(1,933)	0	0
Fixed maturity and equity security impairments:
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings(3)	$(17,677)	$(1,463)	$(127)
Writedowns for impairments on equity securities	0	(3)	0

(1)	Includes $(1.5) million, $0.4 million and $(5.8) million of non-cash related proceeds for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)
Includes $(0.0) million and $0.0 million of non-cash related proceeds for the years ended December 31, 2015 and 2014. There were no non-cash related proceeds included for the year ended December 31, 2016.

(3)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in OCI. For these securities, the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

	Year Ended December 31,
	2016	2015
	(in thousands)
Balance, beginning of period	$7,041	$8,729
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,294)	(1,719)
Credit loss impairments recognized in the current period on securities not previously impaired	522	0
Additional credit loss impairments recognized in the current period on securities previously impaired	6	71
Increases due to the passage of time on previously recorded credit losses	242	213
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(339)	(253)
Assets transferred to parent and affiliates	(658)	0
Balance, end of period	$5,520	$7,041

Trading Account Assets

The following table sets forth the composition of “Trading account assets” as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities	$23,555	$19,558	$50,565	$46,364
Equity securities	11,929	15,770	14,761	18,248
Total trading account assets	$35,484	$35,328	$65,326	$64,612

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $0.6 million, $(3.4) million and $(0.7) million during the years ended December 31, 2016, 2015 and 2014, respectively.

Commercial Mortgage and Other Loans

The Company’s commercial mortgage and other loans were comprised as follows, as of the dates indicated:

	December 31, 2016		December 31, 2015
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Retail	$243,225	21.1%	$440,767	26.7%
Apartments/Multi-Family	318,667	27.7	445,379	27.0
Industrial	185,682	16.1	254,884	15.4
Office	161,980	14.1	226,332	13.6
Other	124,465	10.8	92,581	5.6
Hospitality	54,597	4.7	85,910	5.2
Total commercial mortgage loans	1,088,616	94.5	1,545,853	93.5
Agricultural property loans	63,323	5.5	106,623	6.5
Total commercial mortgage and agricultural property loans by property type	1,151,939	100.0%	1,652,476	100.0%
Valuation allowance	(1,558)		(2,651)
Total net commercial mortgage and agricultural property loans by property type	1,150,381		1,649,825
Other loans:
Uncollateralized loans	0		8,410
Valuation allowance	0		0
Total net other loans	0		8,410
Total commercial mortgage and other loans	$1,150,381		$1,658,235
The commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (23%), Texas (15%), and Illinois (7%)) and included loans secured by properties in Australia and Europe at December 31, 2016.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, was as follows:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$2,587	$64	$0	$2,651
Addition to (release of) allowance for losses	(1,074)	(19)	0	(1,093)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$1,513	$45	$0	$1,558

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for credit losses, beginning of year	$4,071	$83	$0	$4,154
Addition to (release of) allowance for losses	(1,484)	(19)	0	(1,503)
Charge-offs, net of recoveries	0	0	0	0
Total ending balance	$2,587	$64	$0	$2,651

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	1,513	45	0	1,558
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,513	$45	$0	$1,558
Recorded Investment(1):
Individually evaluated for impairment	$2,528	$0	$0	$2,528
Collectively evaluated for impairment	1,086,088	63,323	0	1,149,411
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,088,616	$63,323	$0	$1,151,939

	December 31, 2015
	Commercial Mortgage Loans	Agricultural Property Loans	Other Loans	Total
	(in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment	$0	$0	$0	$0
Collectively evaluated for impairment	2,587	64	0	2,651
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$2,587	$64	$0	$2,651
Recorded Investment(1):
Individually evaluated for impairment	$0	$287	$0	$287
Collectively evaluated for impairment	1,545,853	106,336	8,410	1,660,599
Loans acquired with deteriorated credit quality	0	0	0	0
Total ending balance	$1,545,853	$106,623	$8,410	$1,660,886

(1)	Recorded investment reflects the carrying value gross of related allowance.

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	Debt Service Coverage Ratio - December 31, 2016
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$732,473	$19,844	$0	$752,317
60%-69.99%	267,122	7,515	900	275,537
70%-79.99%	88,811	30,533	0	119,344
80% or greater	4,503	0	238	4,741
Total commercial mortgage and agricultural property loans	$1,092,909	$57,892	$1,138	$1,151,939

	Debt Service Coverage Ratio - December 31, 2015
	> 1.2X	1.0X to <1.2X	Less than 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$1,004,751	$35,579	$6,762	$1,047,092
60%-69.99%	378,799	4,969	4,016	387,784
70%-79.99%	197,208	12,471	0	209,679
80% or greater	0	2,938	4,983	7,921
Total commercial mortgage and agricultural property loans	$1,580,758	$55,957	$15,761	$1,652,476

The following tables provide an aging of past due commercial mortgage and other loans as of the dates indicated, based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status as of the dates indicated:

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$1,088,616	$0	$0	$0	$1,088,616	$0
Agricultural property loans	63,323	0	0	0	63,323	0
Other loans	0	0	0	0	0	0
Total commercial mortgage and other loans	$1,151,939	$0	$0	$0	$1,151,939	$0

	December 31, 2015
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status
	(in thousands)
Commercial mortgage loans	$1,545,853	$0	$0	$0	$1,545,853	$0
Agricultural property loans	106,336	287	0	0	106,623	0
Other loans	8,410	0	0	0	8,410	0
Total commercial mortgage and other loans	$1,660,599	$287	$0	$0	$1,660,886	$0

(1)	There were no loans accruing interest

See Note 2 for further discussion regarding non-accrual status loans.

For the years ended December 31, 2016 and 2015, there were no commercial mortgage or other loans acquired, other than those through direct origination, nor were there any commercial mortgage or other loans sold. For the year ended December 31, 2016, the Company transferred $631 million of commercial mortgage and other loans to related parties. See Note 1 for additional information.

The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2016 and 2015, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For the years ended December 31, 2016 and 2015, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the 12 months preceding. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of “Other long-term investments” at December 31 for the years indicated:

	2016	2015
	(in thousands)
Company's investment in separate accounts	$34,088	$28,567
Joint ventures and limited partnerships:
Private equity	139,493	140,310
Hedge funds	81,104	130,575
Real estate-related	11,912	9,685
Total joint ventures and limited partnerships	232,509	280,570
Derivatives	77,866	70,100
Total other long-term investments	$344,463	$379,237

As of both December 31, 2016 and 2015, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth net investment income by asset class for the years ended December 31:

	2016	2015	2014
	(in thousands)
Fixed maturities, available-for-sale	$242,351	$269,073	$262,532
Equity securities, available-for-sale	1	2	2
Trading account assets	2,051	2,800	1,018
Commercial mortgage and other loans	58,940	86,354	81,848
Policy loans	62,735	62,304	60,847
Short-term investments and cash equivalents	1,767	1,042	528
Other long-term investments	29,512	17,739	16,962
Gross investment income	397,357	439,314	423,737
Less: investment expenses	(21,407)	(22,727)	(19,719)
Net investment income	$375,950	$416,587	$404,018

The carrying value of non-income producing assets included $0.6 million in fixed maturities as of December 31, 2016. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2016.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2016	2015	2014
	(in thousands)
Fixed maturities	$66,110	$9,505	$17,563
Equity securities	(1,570)	397	1,085
Commercial mortgage and other loans	29,584	1,503	4,644
Joint ventures and limited partnerships	(229)	320	210
Derivatives(1)	664,533	(220,292)	90,556
Short-term investments and cash	21	29	9
Realized investment gains (losses), net	$758,449	$(208,538)	$114,067

(1)	Includes the offset of hedged items in qualifying effective hedge relationships prior to maturity or termination.

Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of December 31 for the years indicated:

	2016	2015	2014
	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$4,883	$5,196	$5,333
Fixed maturity securities, available-for-sale—all other	59,755	59,930	322,358
Equity securities, available-for-sale	366	(2,636)	619
Derivatives designated as cash flow hedges(1)	40,931	48,271	11,585
Other investments	6,497	6,272	10,015
Net unrealized gains (losses) on investments	$112,432	$117,033	$349,910

(1)	See Note 10 for more information on cash flow hedges.

Securities Lending and Repurchase Agreements

In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of December 31, 2016, the Company had $74.8 million of securities lending transactions recorded as "Cash collateral for loaned securities," comprised of $68.0 million in corporate securities and $6.8 million in foreign government bonds, all of which had a remaining contractual maturity that was overnight and continuous. As of December 31, 2016, the Company had $68.9 million of repurchase transactions, all of which were U.S. Treasuries and had remaining contractual maturities that were overnight and continuous. As of December 31, 2015, the Company had $40.3 million of securities lending transactions recorded as "Cash collateral for loaned securities," comprised of $33.3 million in corporate securities and $7.0 million in foreign government bonds. Of the $40.3 million of securities lending transactions, $38.0 million had remaining contractual maturities that were overnight and continuous, while the other $2.3 million had remaining contractual maturities of up to thirty days. As of December 31, 2015, the Company had no repurchase transactions.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. As of December 31 for the years indicated in the table below, the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral as reported in the Consolidated Statements of Financial Position included the following:

	2016	2015
	(in thousands)
Pledged Collateral:
Fixed maturity securities, available-for-sale	$140,810	$38,421
Total securities pledged	$140,810	$38,421
Liabilities Supported by Pledged Collateral:
Cash collateral for loaned securities	$74,976	$40,416
Securities sold under agreements to repurchase	68,904	0
Total liabilities supported by pledged collateral	$143,880	$40,416

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. The fair value of this collateral was $58.4 million and $156.0 million at December 31, 2016 and 2015, respectively, none of which had either been sold or repledged.

As of December 31, 2016, fixed maturities and short-term investments of $3.2 million and $0.6 million, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. As of December 31, 2015, fixed maturities of $3.9 million were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Balance, beginning of year	$5,129,931	$5,081,938	$5,045,025
Capitalization of commissions, sales and issue expenses	316,828	616,002	626,718
Amortization-Impact of assumption and experience unlocking and true-ups	130,652	112,039	276,743
Amortization-All other	(758,753)	(771,208)	(708,555)
Change in unrealized investment gains and losses	(28,723)	91,160	(67,056)
Other(1)	(3,448,842)	0	(90,937)
Balance, end of year	$1,341,093	$5,129,931	$5,081,938

(1)	Represents ceded DAC upon reinsurance agreements with PALAC and Prudential Insurance in 2016 and PURC in 2014. See Note 1 and Note 12 for additional information.

Prior period amounts in the table above have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

5. POLICYHOLDERS’ LIABILITIES

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

Future Policy Benefits

Future policy benefits at December 31 were as follows:

	2016	2015
	(in thousands)
Life insurance – domestic	$9,643,227	$8,277,233
Life insurance – Taiwan	1,240,353	1,163,999
Individual and group annuities and supplementary contracts	548,064	519,462
Other contract liabilities	5,071,616	5,238,061
Total future policy benefits	$16,503,260	$15,198,755

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately 0.8% of the reserves based on an interest rate in excess of 8.0%.

The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.4% to 4.1%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

Policyholders’ Account Balances

Policyholders’ account balances at December 31 were as follows:

	2016	2015
	(in thousands)
Interest-sensitive life contracts	$14,593,376	$13,344,332
Individual annuities	2,861,882	2,549,289
Guaranteed interest accounts	310,321	363,332
Other	1,129,314	947,871
Total policyholders’ account balances	$18,894,893	$17,204,824

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.3% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.5% to 8.0% for other.

6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2016 and 2015, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2016		December 31, 2015
	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)	In the Event of Death	At Annuitization/ Accumulation(1)
	(in thousands)
Variable Annuity Contracts
Return of net deposits
Account value	$85,056,405	N/A	$79,034,807	N/A
Net amount at risk	$178,806	N/A	$385,773	N/A
Average attained age of contractholders	64 years	N/A	64 years	N/A
Minimum return or contract value
Account value	$20,091,528	$95,908,923	$20,113,504	$89,935,139
Net amount at risk	$2,039,249	$2,875,524	$2,349,232	$2,633,207
Average attained age of contractholders	68 years	65 years	68 years	64 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits as described herein

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

	December 31, 2016	December 31, 2015

	In the Event of Death(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees(1)
Separate account value	$3,125,804	$2,907,924
General account value	$6,234,678	$5,449,616
Net amount at risk	$119,838,053	$103,714,953
Average attained age of contractholders	55 years	54 years

(1)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PARU.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Equity funds	$59,482,605	$59,671,583
Bond funds	36,221,736	33,045,700
Money market funds	6,557,987	3,808,758
Total(1)	$102,262,328	$96,526,041

(1)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

In addition to the above mentioned amounts invested in separate account investment options, $2.9 billion and $2.6 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options as of December 31, 2016 and 2015, respectively. For the years ended December 31, 2016, 2015 and 2014 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum income and withdrawal benefits (“GMIWB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

Prior period amounts in the table below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life(2)	Variable Annuity
	(in thousands)
Balance as of December 31, 2013	$207,854	$1,834,290	$22,454	$(348,400)	$1,716,198
Incurred guarantee benefits(1)	131,594	822,167	17,905	5,342,010	6,313,676
Paid guarantee benefits	(22,079)	(18,192)	(853)	0	(41,124)
Changes in unrealized investment gains and losses(3)	3,848	283,668	175	0	287,691
Balance as of December 31, 2014	321,217	2,921,933	39,681	4,993,610	8,276,441
Incurred guarantee benefits(1)	95,747	538,906	(6,900)	211,825	839,578
Paid guarantee benefits	(34,021)	(21,811)	(1,938)	0	(57,770)
Changes in unrealized investment gains and losses(3)	(6,049)	(193,207)	(225)	0	(199,481)
Balance as of December 31, 2015	376,894	3,245,821	30,618	5,205,435	8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Changes in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance as of December 31, 2016	$387,993	$4,058,181	$27,038	$5,041,008	$9,514,220

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

(2)	Includes revision for prior year information related to certain GMDB life products. See Note 16 for additional information.

(3)	Prior period amounts are presented on a basis consistent with the current period presentation.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option (“GRO”) features, which includes an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Liabilities for guaranteed benefits for GMAB, GMWB and GMIWB features include amounts ceded to affiliates. See Note 12 for amounts recoverable from reinsurers relating to the ceding of certain embedded derivative liabilities associated with these guaranteed benefits, which are not reflected in the tables above.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Consolidated Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance as of December 31, 2013	$989,889
Capitalization	9,112
Amortization-Impact of assumption and experience unlocking and true-ups	34,420
Amortization-All other	(194,673)
Change in unrealized investment gains (losses)	(1,957)
Balance as of December 31, 2014	836,791
Capitalization	6,462
Amortization-Impact of assumption and experience unlocking and true-ups	21,829
Amortization-All other	(183,843)
Change in unrealized investment gains (losses)	3,605
Balance as of December 31, 2015	684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance as of December 31, 2016	$0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income for the Company, including its subsidiary PLNJ, amounted to $578 million, $593 million and $169 million for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,250 million and $2,796 million at December 31, 2016 and 2015, respectively.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $125 million in 2017 without prior approval. The Company paid dividends to Prudential Insurance of $2,593 million, $430 million and $748 million in 2016, 2015 and 2014, respectively.

8. INCOME TAXES

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

The components of income tax expense (benefit) for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$(99,443)	$105,992	$112,742
State and local	49	129	0
Total	(99,394)	106,121	112,742
Deferred tax expense (benefit):
U.S. Federal	25,525	(116,762)	24,327
Total	25,525	(116,762)	24,327
Total income tax expense (benefit) from operations	(73,869)	(10,641)	137,069
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	3,322	(61,322)	65,717
Additional paid-in capital	587	(6,560)	(6,507)
Total income tax expense (benefit)	$(69,960)	$(78,523)	$196,279

In July 2014, the IRS issued guidance relating to the hedging of variable annuity guaranteed minimum benefits (“Hedging IDD”). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company applies this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014, the Company's 2014 U.S. current tax expense includes a tax benefit of $15 million and a corresponding reduction of deferred tax assets.

The Company’s actual income tax expense (benefit) for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from operations before income taxes for the following reasons:

	2016	2015	2014
	(in thousands)
Expected federal income tax expense	$112,472	$174,077	$320,866
Non-taxable investment income	(146,324)	(161,407)	(152,844)
Tax credits	(30,916)	(24,232)	(32,881)
Domestic production activities deduction, net	(9,488)	0	0
Other	387	921	1,928
Total income tax expense (benefit) from operations	$(73,869)	$(10,641)	$137,069

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above, and as a result, is a major reason for the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2015 and current year results, and was adjusted to take into account the current year’s equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD. Additionally, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration’s budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

	2016	2015
	(in thousands)
Deferred tax assets
Insurance reserves	$148,115	$1,668,038
Other	1,966	1,442
Deferred tax assets	150,081	1,669,480
Deferred tax liabilities
Deferred policy acquisition costs	45,405	1,398,775
Deferred sales inducements	0	239,695
Net unrealized gains on securities	24,949	23,991
Investments	171,303	69,163
Deferred tax liabilities	241,657	1,731,624
Net deferred tax asset (liability)	$(91,576)	$(62,144)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company had no valuation allowance as of December 31, 2016 and 2015. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $321 million, $497 million and $917 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company’s unrecognized tax benefits for the years ended December 31 are as follows:

	2016	2015	2014
	(in thousands)
Balance at January 1,	$0	$0	$0
Increases in unrecognized tax benefits-prior years	4,744	0	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	4,744	0	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$9,488	$0	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$9,488	$0	$0

The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).

At December 31, 2016, the Company remains subject to examination in the U.S. for tax years 2009 through 2015.

The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

9. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.

Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured OTC derivative contracts, certain real estate funds for which the Company is the general partner, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$160,740	$0	$0	$160,740
Obligations of U.S. states and their political subdivisions	0	626,486	0	0	626,486
Foreign government bonds	0	108,782	0	0	108,782
U.S. corporate public securities	0	2,306,409	55,109	0	2,361,518
U.S. corporate private securities	0	851,585	32,699	0	884,284
Foreign corporate public securities	0	221,848	0	0	221,848
Foreign corporate private securities	0	584,268	14,748	0	599,016
Asset-backed securities(5)	0	169,160	19,856	0	189,016
Commercial mortgage-backed securities	0	382,671	0	0	382,671
Residential mortgage-backed securities	0	83,188	0	0	83,188
Subtotal	0	5,495,137	122,412	0	5,617,549
Trading account assets:
Corporate securities	0	19,256	0	0	19,256
Asset-backed securities(5)	0	302	0	0	302
Equity securities	0	0	15,770	0	15,770
Subtotal	0	19,558	15,770	0	35,328
Equity securities, available-for-sale	41	16,640	75	0	16,756
Short-term investments	31,007	5,650	0	0	36,657
Cash equivalents	5,644	1,998	0	0	7,642
Other long-term investments	0	90,884	0	(13,019)	77,865
Reinsurance recoverables	0	0	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	131,144	6,493	0	137,637
Subtotal excluding separate account assets	36,692	5,761,011	5,619,013	(13,019)	11,403,697
Separate account assets(2)	0	116,040,888	0	0	116,040,888
Total assets	$36,692	$121,801,899	$5,619,013	$(13,019)	$127,444,585
Future policy benefits(3)	$0	$0	$5,041,007	$0	$5,041,007
Policyholders' account balances	0	0	20,337	0	20,337
Payables to parent and affiliates	0	12,854	0	(12,854)	0
Total liabilities	$0	$12,854	$5,061,344	$(12,854)	$5,061,344

	As of December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$94,049	$0	$0	$94,049
Obligations of U.S. states and their political subdivisions	0	624,769	0	0	624,769
Foreign government bonds	0	70,410	0	0	70,410
U.S. corporate public securities	0	2,635,551	55,003	0	2,690,554
U.S. corporate private securities	0	1,322,213	22,716	0	1,344,929
Foreign corporate public securities	0	275,349	0	0	275,349
Foreign corporate private securities	0	760,869	17,773	0	778,642
Asset-backed securities(5)	0	261,784	173,347	0	435,131
Commercial mortgage-backed securities	0	404,345	0	0	404,345
Residential mortgage-backed securities	0	122,754	0	0	122,754
Subtotal	0	6,572,093	268,839	0	6,840,932
Trading account assets:
Corporate securities	0	44,374	0	0	44,374
Asset-backed securities(5)	0	1,990	0	0	1,990
Equity securities	0	0	18,248	0	18,248
Subtotal	0	46,364	18,248	0	64,612
Equity securities, available-for-sale	39	51,769	165	0	51,973
Short-term investments	18,713	36,093	0	0	54,806
Cash equivalents	50,998	143,927	0	0	194,925
Other long-term investments(4)	0	297,394	5,704	(230,554)	72,544
Reinsurance recoverables	0	0	4,940,011	0	4,940,011
Receivables from parent and affiliates	0	157,625	5,000	0	162,625
Subtotal excluding separate account assets	69,750	7,305,265	5,237,967	(230,554)	12,382,428
Separate account assets(2)(4)	0	108,967,162	0	0	108,967,162
Total assets	$69,750	$116,272,427	$5,237,967	$(230,554)	$121,349,590
Future policy benefits(3)	0	0	$5,205,434	0	$5,205,434
Policyholders' account balances	0	0	0	0	0
Payables to parent and affiliates	0	32,849	0	(32,849)	0
Total liabilities	$0	$32,849	$5,205,434	$(32,849)	$5,205,434

(1)
“Netting” amounts represent cash collateral of $0.2 million and $198 million as of December 31, 2016 and 2015, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2016, the net embedded derivative liability position of $5,041 million includes $1,157 million of embedded derivatives in an asset position and $6,198 million of embedded derivatives in a liability position. As of December 31, 2015, the net embedded derivative liability position of $5,205 million includes $655 million of embedded derivatives in an asset position and $5,860 million of embedded derivatives in a liability position.

(4)	Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

(5)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2016 and 2015, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets - Trading account assets consist primarily of fixed maturities and equity securities whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.9 million and $1 million, respectively, which had been previously classified in Level 3 at December 31, 2015.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs. and these investments have primarily been classified within Level 2.

Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities and mutual funds for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.

Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirements to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain separate account investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been revised to conform to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of separate account assets excluded from the fair value hierarchy, which include investments in real estate and other invested assets, were $566 million and $383 million, respectively, which had been previously classified in Level 3 at December 31, 2015.

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 12). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in “Reinsurance recoverables”. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates.

Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of future expected rider fees attributable to the living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual contractholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the contractholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Policyholders' account balances – The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

Transfers between Levels 1 and 2 - Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. During the years ended December 31, 2016 and 2015, there were no transfers between Level 1 and Level 2.

Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

	As of December 31, 2016
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities(3)	$45,715	$56,841	$102,556
Asset-backed securities(4)	55	19,801	19,856
Equity securities	3,014	12,831	15,845
Other long-term investments	0	0	0
Reinsurance recoverables	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	6,493	6,493
Total assets	$5,523,047	$95,966	$5,619,013
Future policy benefits	$5,041,007	$0	$5,041,007
Policyholders' account balances	20,337	0	20,337
Total liabilities	$5,061,344	$0	$5,061,344

	As of December 31, 2015(5)
	Internal(1)	External(2)	Total
	(in thousands)
Corporate securities(3)	$40,492	$55,000	$95,492
Asset-backed securities(4)	158	173,189	173,347
Equity securities	165	18,248	18,413
Other long-term investments	3,260	2,444	5,704
Reinsurance recoverables	4,940,011	0	4,940,011
Receivables from parent and affiliates	0	5,000	5,000
Total assets	$4,984,086	$253,881	$5,237,967
Future policy benefits	$5,205,434	$0	$5,205,434
Policyholders' account balances	0	0	0
Total liabilities	$5,205,434	$0	$5,205,434

(1)
Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.

(2)    Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.
(3)     Includes assets classified as fixed maturities available-for-sale.
(4)    Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(5)    Prior period amounts are presented on a basis consistent with the current period presentation, reflecting the adoption of ASU 2015-07.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$45,715	Discounted cash flow	Discount rate	4.54%		15.00%		8.06%		Decrease
		Market comparables	EBITDA multiples(2)	4.0	X	4.0	X	4.0	X	Increase
		Liquidation	Liquidation value	98.21%		98.21%		98.21%		Increase
Reinsurance recoverables - Living Benefits	$5,041,262	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$433,001	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			NPR spread(4)	0.25%		1.50%				Decrease
			Mortality rate(5)	0%		31%				Decrease
			Premium payment(6)	0.65	X	0.95	X			Decrease
Liabilities:
Future policy benefits(7)	$5,041,007	Discounted cash flow	Lapse rate(8)	0%		13%				Decrease
			NPR spread(4)	0.25%		1.50%				Decrease
			Utilization rate(9)	52%		96%				Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	16%		25%				Increase

	As of December 31, 2015
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$40,492	Discounted cash flow	Discount rate	5.76%		17.95%		8.35%		Decrease
		Market comparables	EBITDA multiples(2)	5.0	X	5.0	X	5.0	X	Increase
Reinsurance recoverables - Living Benefits	$4,600,193	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$339,818	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			NPR spread(4)	0.06%		1.76%				Decrease
			Mortality rate(5)	0%		20%				Decrease
			Premium payment(13)	1.00	X	3.75	X			Decrease
Liabilities:
Future policy benefits(7)	$5,205,434	Discounted cash flow	Lapse rate(8)	0%		14%				Decrease
			NPR spread(4)	0.06%		1.76%				Decrease
			Utilization rate(9)	56%		96%				Increase
			Withdrawal rate(10)	74%		100%				Increase
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	17%		28%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.

(2)
EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(3)	For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.

(4)
To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.

(5)	Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

(6)
For universal life, policyholders are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). The multiples vary by funding level and policy duration. If the resulting premium in any duration is smaller than the minimum annual premium required to maintain the no-lapse guarantee, policyholders are assumed to pay the minimum annual premium. Policyholders are assumed to stop premium payments once the no-lapse guarantee is fully funded. The range shown as of December 31, 2016 excludes multiples for the first duration since all contracts are beyond the first duration. Assumption ranges for prior periods included first duration multiples.

(7)
Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(8)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(9)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(10)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(11)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(12)	Includes assets classified as fixed maturities available-for-sale.

(13)
For universal life, premium payment assumptions vary by funding level. Some policies are assumed to pay the minimum premium required to maintain the no lapse guarantee. Other policies are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as “X”). Policyholders are assumed to stop premium payments once the no lapse guarantee is fully funded.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities – The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities – The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2016
	Fixed Maturities Available-For-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities(6)	Commercial Mortgage-Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets - Equity Securities
	(in thousands)
Fair value, beginning of period	$55,003	$22,716	$0	$17,773	$173,347	$0	$0	$18,248
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(5)	0	58	0	(335)	(891)	0	0	0
Asset management fees and other income	0	0	0	0	0	0	(32)	192
Included in other comprehensive income (loss)	88	237	0	(1,343)	158	0	0	0
Net investment income	1	77	0	(24)	149	0	0	0
Purchases	0	5,239	0	220	21,473	0	0	0
Sales	0	(7,979)	0	(1,949)	(44,486)	0	0	(5,930)
Issuances	0	0	0	0	0	0	0	0
Settlements	(19)	(2,984)	0	(7,725)	(1,071)	0	(527)	0
Transfers into Level 3(1)	2,643	19,034	0	8,204	48,957	0	0	0
Transfers out of Level 3(1)	(2,607)	(3,699)	0	(73)	(177,780)	0	0	0
Other(3)	0	0	0	0	0	0	559	3,260
Fair value, end of period	$55,109	$32,699	$0	$14,748	$19,856	$0	$0	$15,770
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(510)	$0	$(50)	$(1,378)	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$(769)

		Year Ended December 31, 2016
	Equity Securities, Available-for-Sale	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Fair value, beginning of period	$165	$5,704	$4,940,011	$5,000	$(5,205,434)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(5)	0	0	(281,009)	(13)	975,823	(8,463)
Asset management fees and other income	0	0	0	0	0	0
Included in other comprehensive income (loss)	(90)	0	0	16	0	0
Net investment income	0	(67)	0	0	0	0
Purchases	0	102	815,261	6,500	0	0
Sales	0	0	0	(1,987)	0	0
Issuances	0	0	0	0	(811,396)	0
Settlements	0	0	0	0	0	(5,972)
Transfers into Level 3(1)	0	0	0	0	0	0
Transfers out of Level 3(1)	0	(2,479)	0	(2,464)	0	0
Other(3)	0	(3,260)	0	(559)	0	(5,902)
Fair value, end of period	$75	$0	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$4,326,977	$0	$866,386	$(8,463)
Asset management fees and other income	$0	$0	$0	$0	$0	$0

	Year Ended December 31, 2015(4)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities (6)	Commercial Mortgage - Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets- Equity Securities
	(in thousands)
Fair value, beginning of period	$61,092	$14,539	$0	$9,170	$100,217	$0	$0	$5,540
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(448)	0	(1,085)	42	0	0	0
Asset management fees and other income	0	0	0	0	0	0	0	2,207
Included in other comprehensive income (loss)	(46)	(590)	14	884	(939)	0	0	0
Net investment income	(2)	26	0	6	52	0	0	0
Purchases	1,901	19,363	973	5,685	112,250	0	0	0
Sales	0	(6,038)	0	(69)	(40,130)	0	0	0
Issuances	0	0	0	0	0	0	0	0
Settlements	(160)	(7,812)	0	(8,667)	(2,362)	0	0	(1,500)
Transfers into Level 3(1)	704	4,092	0	11,849	90,687	0	0	0
Transfers out of Level 3(1)	(8,486)	(416)	(987)	0	(86,470)	0	0	0
Other(3)	0	0	0	0	0	0	0	12,001
Fair value, end of period	$55,003	$22,716	$0	$17,773	$173,347	$0	$0	$18,248
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(357)	$0	$(1,035)	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$2,162

		Year Ended December 31, 2015(4)
	Equity Securities, Available-for-Sale	Other Long-term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Fair value, beginning of period	$750	$595	$4,897,545	$19,203	$(4,993,611)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	337	1,912	(635,006)	0	505,416	0
Asset management fees and other income	0	0	0	0	0	0
Included in other comprehensive income (loss)	(245)	0	0	(17)	0	0
Net investment income	0	0	0	0	0	0
Purchases	0	3,395	677,472	0	0	0
Sales	0	(168)	0	0	0	0
Issuances	0	0	0	0	(717,239)	0
Settlements	(677)	0	0	0	0	0
Transfers into Level 3(1)	0	0	0	6,448	0	0
Transfers out of Level 3(1)	0	(30)	0	(20,634)	0	0
Other	0	0	0	0	0	0
Fair value, end of period	$165	$5,704	$4,940,011	$5,000	$(5,205,434)	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$1,744	$(482,828)	$0	$381,057	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2014, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2014.

	Year Ended December 31, 2014(4)
	Fixed Maturities, Available-for-Sale
	U.S. Corporate Public Securities	U.S. Corporate Private Securities	Foreign Corporate Public Securities	Foreign Corporate Private Securities	Asset- Backed Securities (6)	Commercial Mortgage- Backed Securities	Trading Account Assets - Asset Backed Securities	Trading Account Assets- Equity Securities
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$2	$798	$0	$592	$142	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$1,424
Included in other comprehensive income (loss)	$227	$757	$0	$(1,129)	$(348)	$(2)	$0	$0
Net investment income	$(4)	$18	$0	$58	$80	$0	$0	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(101)	$0	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0	$0	$1,426

		Year Ended December 31, 2014(4)
	Equity Securities, Available-for-Sale	Other Long- term Investments	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
		(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$168	$4,683,691	$0	$(4,690,021)	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0
Included in other comprehensive income (loss)	$246	$0	$0	$(121)	$0	$0
Net investment income	$0	$0	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$168	$4,672,815	$0	$(4,679,851)	$0
Asset management fees and other income	$0	$0	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported as the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)	Other primarily represents reclassifications of certain assets and liabilities between reporting categories.

(4)	Prior period amounts have been reclassified to conform to current period presentation, including the adoption of ASU 2015-07.

(5)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(6)	Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2016(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,181,582	$1,181,582	$1,150,381
Policy loans	0	0	1,166,456	1,166,456	1,166,456
Cash and cash equivalents	30,149	58,366	0	88,515	88,515
Accrued investment income	0	87,322	0	87,322	87,322
Receivables from parent and affiliates	0	76,315	0	76,315	76,315
Other assets	0	37,969	0	37,969	37,969
Total assets	$30,149	$259,972	$2,348,038	$2,638,159	$2,606,958
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,129,378	$253,007	$1,382,385	$1,386,099
Securities sold under agreements to repurchase	0	68,904	0	68,904	68,904
Cash collateral for loaned securities	0	74,976	0	74,976	74,976
Short-term debt to affiliates	0	0	0	0	0
Long-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	73,628	0	73,628	73,628
Other liabilities	0	305,969	0	305,969	305,969
Total liabilities	$0	$1,652,855	$253,007	$1,905,862	$1,909,576

	December 31, 2015(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$8,540	$1,701,951	$1,710,491	$1,658,235
Policy loans	0	0	1,143,303	1,143,303	1,143,303
Cash and cash equivalents	19,297	156,064	0	175,361	175,361
Accrued investment income	0	100,031	0	100,031	100,031
Receivables from parent and affiliates	0	65,628	0	65,628	65,628
Other assets	0	6,162	0	6,162	6,162
Total assets	$19,297	$336,425	$2,845,254	$3,200,976	$3,148,720
Liabilities:
Policyholders’ account balances - investment contracts	$0	$947,853	$236,891	$1,184,744	$1,190,596
Securities sold under agreements to repurchase	0	0	0	0	0
Cash collateral for loaned securities	0	40,416	0	40,416	40,416
Short-term debt to affiliates	0	180,105	0	180,105	180,000
Long-term debt to affiliates	0	1,227,110	0	1,227,110	1,204,000
Payables to parent and affiliates	0	72,791	0	72,791	72,791
Other liabilities	0	343,089	0	343,089	343,089
Total liabilities	$0	$2,811,364	$236,891	$3,048,255	$3,030,892

(1)
Effective January 1, 2016, the Company adopted new accounting guidance (ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share or Its Equivalent (Topic 820)), which removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this new guidance, certain other long-term investments are no longer classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and therefore, prior period amounts have been conformed to the current period presentation. At December 31, 2016 and December 31, 2015, the fair values of these cost method investments were $35 million and $27 million, respectively, which had been previously classified in Level 3 at December 31, 2015. The carrying values of these investments were $32 million and $26 million as of December 31, 2016 and December 31, 2015, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies and their timing for the loans, prevailing interest rates and credit risk.

Policy Loans

The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable.

Policyholders’ Account Balances - Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Securities Sold Under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset or liability approximates fair value as they equal the amount of cash collateral received or paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

10. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company’s investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name’s public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See "Credit Derivatives" below for a discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.

Embedded Derivatives

The Company sells variable annuity products which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company has entered into reinsurance agreements to transfer the risk associated with certain benefit features to affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the change to the reinsurance agreements effective April 1, 2016.

Additionally, the Company has entered into a reinsurance agreement with Union Hamilton Reinsurance, Ltd. ("Union Hamilton"), an external counterparty. The Company also reinsures a portion of the no-lapse guarantee provision on certain universal life products to an affiliate, UPARC.

These embedded derivatives and reinsurance agreements, which are derivatives and accounted for in the same manner as the embedded derivatives, are carried at fair value and are marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models as described in Note 9.

The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying, excluding embedded derivatives and associated reinsurance recoverables which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2016			December 31, 2015
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Currency Swaps	$435,602	$44,040	$(1,835)	$529,128	$50,877	$(1,385)
Total Qualifying Hedges	$435,602	$44,040	$(1,835)	$529,128	$50,877	$(1,385)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$101,076	$8,215	$0	$3,159,400	$203,313	$(8,605)
Foreign Currency
Foreign Currency Forwards	13,447	216	(20)	3,722	39	(15)
Credit
Credit Default Swaps	3,000	0	(281)	7,275	268	(222)
Currency/Interest Rate
Foreign Currency Swaps	56,626	7,789	(211)	122,425	17,079	(71)
Equity
Total Return Swaps	0	0	0	542,294	411	(10,451)
Equity Options	649,807	30,624	(10,507)	25,345,369	28,668	(12,100)
Total Non-Qualifying Hedges	$823,956	$46,844	$(11,019)	$29,180,485	$249,778	$(31,464)
Total Derivatives (1)	$1,259,558	$90,884	$(12,854)	$29,709,613	$300,655	$(32,849)

(1)	Excludes embedded derivatives and related reinsurance recoverables which contain multiple underlyings.

The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,041 million and $5,205 million as of December 31, 2016 and December 31, 2015, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables," was an asset of $5,474 million and $4,940 million as of December 31, 2016 and December 31, 2015, respectively. Of these reinsurance recoverables, the fair value related to the living benefit guarantees was an asset of $5,041 million and $4,593 million from PALAC and Prudential Insurance, and an asset of $0 million and $7 million from Union Hamilton as of December 31, 2016 and December 31, 2015, respectively, and the fair value related to the no-lapse guarantee was an asset of $433 million and $340 million from UPARC as of December 31, 2016 and December 31, 2015, respectively. See Note 12 for additional information on these reinsurance agreements.

The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $20 million and $6 million as of December 31, 2016 and December 31, 2015, respectively. There was no related reinsurance recoverable.

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$90,877	$(13,019)	$77,858	$(77,858)	$0
Securities purchased under agreements to resell	58,366	0	58,366	(58,366)	0
Total Assets	$149,243	$(13,019)	$136,224	$(136,224)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$12,854	$(12,854)	$0	$0	$0
Securities sold under agreements to repurchase	68,904	0	68,904	(68,904)	0
Total Liabilities	$81,758	$(12,854)	$68,904	$(68,904)	$0

	December 31, 2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$297,371	$(230,554)	$66,817	$(15,157)	$51,660
Securities purchased under agreements to resell	156,064	0	156,064	(156,064)	0
Total Assets	$453,435	$(230,554)	$222,881	$(171,221)	$51,660
Offsetting of Financial Liabilities:
Derivatives(1)	$32,849	$(32,849)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$32,849	$(32,849)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total qualifying hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,297	$1,879	$36,686
Total qualifying hedges	0	3,297	1,879	36,686
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	77,158	0	0	0
Currency	211	0	0	0
Currency/Interest Rate	11,533	0	209	0
Credit	90	0	0	0
Equity	(35,276)	0	0	0
Embedded Derivatives	(274,008)	0	0	0
Total non-qualifying hedges	(220,292)	0	209	0
Total	$(220,292)	$3,297	$2,088	$36,686

	Year Ended December 31, 2014
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$1,027	$908	$16,286
Total qualifying hedges	0	1,027	908	16,286
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	350,946	0	0	0
Currency	86	0	0	0
Currency/Interest Rate	14,344	0	126	0
Credit	2	0	0	0
Equity	(65,424)	0	0	0
Embedded Derivatives	(209,398)	0	0	0
Total non-qualifying hedges	90,556	0	126	0
Total	$90,556	$1,027	$1,034	$16,286

(1)	Amounts deferred in AOCI.

For the years ended December 31, 2016, 2015 and 2014, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2013	$(4,701)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014	22,880
Amount reclassified into current period earnings	(6,594)
Balance, December 31, 2014	11,585
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	40,972
Amount reclassified into current period earnings	(4,286)
Balance, December 31, 2015	48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	$40,931

Using December 31, 2016 values, it is estimated that a pre-tax gain of approximately $5 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2017, offset by amounts pertaining to the hedged items. As of December 31, 2016, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 19 years. Income amounts deferred in AOCI as a result of cash flow hedges are included in “Net unrealized investment gains (losses)” within OCI in the Consolidated Statements of Operations and Comprehensive Income.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2016 and December 31, 2015.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $3 million and $7 million as of December 31, 2016 and December 31, 2015, respectively, reported at fair value as a liability $0.3 million as of December 31, 2016 and an asset of $0.0 million as of December 31, 2015.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparties to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market’s perception of its own and the counterparty’s non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company’s own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company’s counterparties’ credit spread is applied to OTC derivative net asset positions.

11. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund commercial loans. As of December 31, 2016 and 2015, the outstanding balances on these commitments were $49 million and $62 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2016 and 2015, $133 million and $131 million, respectively, of these commitments were outstanding.

Contingent Liabilities

On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.

It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2016, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $30 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million.

Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties.

Alex Perea v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company

In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (1) alleges that Defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act (RICO)) and New Jersey law (Consumer Fraud Act), and (2) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the Complaint. In February 2017, the Amended Complaint was withdrawn with prejudice.

Escheatment Litigation

State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company

In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount. In April 2013, the Company filed motions to dismiss the complaints. In December 2013, the Court granted the Company’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied defendants’ rehearing petition. In November 2015, the Company filed its answers.

Escheatment Audit and Claims Settlement Practices Market Conduct Exam

In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.

Securities Lending Matter

In 2016, Prudential Financial self-reported to the United States Securities and Exchange Commission (“SEC"), and notified other regulators, that in some cases it failed to maximize securities lending income due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities for certain separate account investments. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial intends to complete the remediation process. The remediation plan remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Summary

The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

12. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), UPARC, Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), PURC, Prudential Term Reinsurance Company (“Term Re”), PALAC, its parent company Prudential Insurance, third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate its capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. The Company has also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.

Prior period amounts in the tables below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revisions.

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2016	2015
	(in thousands)
Reinsurance recoverables	$28,674,226	$22,691,491
Policy loans	(87,112)	(75,697)
Deferred policy acquisition costs	(6,482,889)	(2,158,121)
Deferred sales inducements	(615,117)	0
Other assets(1)	226,347	35,616
Policyholders’ account balances	4,978,859	5,020,230
Future policy benefits	2,833,327	2,380,215
Other liabilities(2)	410,376	516,525

(1)	"Other assets" includes $0.1 million and $0.0 million of unaffiliated activity as of December 31, 2016 and 2015, respectively.

(2)	"Other liabilities" includes $28 million and $22 million of unaffiliated activity as of December 31, 2016 and 2015, respectively.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2016	December 31, 2015
	(in thousands)
PAR U	$10,514,125	$9,867,902
PALAC	7,706,860	0
PURC	3,153,449	2,324,163
PARCC	2,589,397	2,563,300
PAR Term	1,403,738	1,226,749
Prudential of Taiwan	1,246,241	1,169,664
Prudential Insurance	976,652	226,926
Term Re	593,084	298,002
UPARC	467,904	376,660
Pruco Re	0	4,594,412
Unaffiliated	22,776	43,713
Total reinsurance recoverables	$28,674,226	$22,691,491

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2016	2015	2014
	(in thousands)
Premiums:
Direct	$1,621,531	$1,519,992	$1,408,833
Assumed(1)	359	0	0
Ceded	(2,447,832)	(1,442,358)	(1,342,627)
Net premiums	(825,942)	77,634	66,206
Policy charges and fee income:
Direct	2,804,446	2,933,271	2,754,115
Assumed	533,648	434,560	477,921
Ceded(2)	(2,550,899)	(1,211,444)	(1,160,997)
Net policy charges and fee income	787,195	2,156,387	2,071,039
Net investment income:
Direct	378,969	419,357	406,620
Assumed	1,411	1,394	1,362
Ceded	(4,430)	(4,164)	(3,964)
Net investment income	375,950	416,587	404,018
Asset administration fees:
Direct	310,178	362,321	377,127
Assumed	0	0	0
Ceded	(225,735)	0	0
Net asset administration fees	84,443	362,321	377,127
Other income:
Direct	50,475	44,223	49,891
Assumed(3)	(161)	0	0
Ceded	21	0	0
Amortization of reinsurance income	(19,228)	11,292	7,936
Net other income	31,107	55,515	57,827
Realized investment gains (losses), net:
Direct	1,263,088	571,702	(4,375,107)
Assumed	0	0	0
Ceded(4)	(504,639)	(780,240)	4,489,174
Realized investment gains (losses), net	758,449	(208,538)	114,067
Policyholders’ benefits (including change in reserves):
Direct	2,456,262	2,064,906	1,863,078
Assumed	596,196	541,371	792,616
Ceded(5)	(3,312,658)	(2,307,127)	(2,301,997)
Net policyholders’ benefits (including change in reserves)	(260,200)	299,150	353,697
Interest credited to policyholders’ account balances:
Direct	413,328	477,667	459,982
Assumed	131,953	124,954	117,725
Ceded	(244,061)	(228,410)	(209,392)
Net interest credited to policyholders’ account balances	301,220	374,211	368,315
Net reinsurance expense allowances, net of capitalization and amortization(6)	(840,010)	(354,372)	(390,531)

(1)	"Premiums assumed" includes $0.4 million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	"Policy charges ceded" includes $(4) million of unaffiliated activity for each of the years ended December 31, 2016, 2015 and 2014.

(3)	"Other income assumed" includes $(0.2) million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(4)	"Realized investment gains (losses), net ceded" includes $(30) million, $2 million and $0.0 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(5)
"Policyholders' benefits (including change in reserves) ceded" includes $5 million, $(14) million and $3 million of unaffiliated activity for the years ended December 31, 2016, 2015 and 2014, respectively.

(6)	Prior period amounts have been corrected to exclude non-reinsurance expenses.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2016	2015	2014
	(in thousands)
Direct gross life insurance face amount in force	$827,832,976	$770,427,543	$709,800,479
Assumed gross life insurance face amount in force	42,566,514	43,552,313	44,519,176
Reinsurance ceded	(805,796,078)	(752,647,594)	(694,659,804)
Net life insurance face amount in force	$64,603,412	$61,332,262	$59,659,851

Information regarding significant affiliated reinsurance arrangements is described below.

PALAC

Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.

PAR U

Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011.

Effective July 1, 2011, PLNJ reinsures an amount equal to 95% of all the risks associated with its universal life policies with PAR U.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.

PURC

Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 with PURC.
Effective July 1, 2014, the agreement between Pruco Life and PURC was amended to reinsure policies with effective dates from January 1, 2013 through December 31, 2013. Under the amended agreement, PURC reinsures an amount equal to 70% of all risks associated with Universal Protector policies having no-lapse guarantees as well as Universal Plus policies.

Effective January 1, 2014, Pruco Life entered into an automatic coinsurance agreement with PURC to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates on or after January 1, 2014.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.

PAR Term

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.

Prudential of Taiwan

On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.

Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.

UPARC

Pruco Life reinsures Universal Protector policies having no-lapse guarantees with effective dates prior to January 1, 2013 with UPARC. UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective January 1, 2014, the agreement between Pruco Life and UPARC to reinsure Universal Protector policies having no-lapse guarantees was amended for policies with effective dates on or after January 1, 2014. Under the amended agreement, UPARC will no longer reinsure Universal Protector policies having no-lapse guarantees.

Effective July 1, 2014, the agreement between Pruco Life and UPARC to reinsure Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2013 through December 31, 2013. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Term Re

The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.

Pruco Re

Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit features sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

Information regarding significant third party reinsurance arrangements is described below.

Union Hamilton

Effective April 1, 2015, the Company, excluding its subsidiaries, entered into an agreement with Union Hamilton, an external counterparty, to reinsure approximately 50% of the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income (“HDI”) v.3.0 business, a guaranteed benefit feature. This reinsurance agreement covered most new HDI v.3.0 variable annuity business issued between April 1, 2015 and December 31, 2016 on a quota share basis, with Union Hamilton’s cumulative quota share amounting to $2.9 billion of new rider premiums as of December 31, 2016. Reinsurance on business subject to this agreement remains in force over the lives of the underlying annuity contracts. New business written subsequent to December 31, 2016 is not covered by external reinsurance. These guaranteed benefit features are accounted for as embedded derivatives.

13. EQUITY

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, were as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2013	$403	$56,243	$56,646
Change in other comprehensive income before reclassifications	(723)	207,134	206,411
Amounts reclassified from AOCI	0	(18,649)	(18,649)
Income tax benefit (expense)	253	(65,970)	(65,717)
Balance, December 31, 2014	$(67)	$178,758	$178,691
Change in other comprehensive income before reclassifications	(507)	(164,799)	(165,306)
Amounts reclassified from AOCI	0	(9,902)	(9,902)
Income tax benefit (expense)	177	61,145	61,322
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in other comprehensive income before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975

(1)	Includes cash flow hedges of $41 million, $48 million, and $12 million as of December 31, 2016, 2015 and 2014, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$7,915	$4,286	$6,594
Net unrealized investment gains (losses) on available-for-sale securities(4)	56,625	5,616	12,055
Total net unrealized investment gains (losses)	64,540	9,902	18,649
Total reclassifications for the period	$64,540	$9,902	$18,649

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(2)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$4,498	$(3,324)	$1,819	$(1,079)	$1,914
Net investment gains (losses) on investments arising during the period	996	0	0	(348)	648
Reclassification adjustment for (gains) losses included in net income	(161)	0	0	56	(105)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	786	0	(275)	511
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(591)	206	(385)
Balance, December 31, 2014	$5,333	$(2,538)	$1,228	$(1,440)	$2,583
Net investment gains (losses) on investments arising during the period	107	0	0	(37)	70
Reclassification adjustment for (gains) losses included in net income	(251)	0	0	88	(163)
Reclassification adjustment for OTTI losses excluded from net income(1)	7	0	0	(2)	5
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,188	0	(416)	772
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(114)	40	(74)
Balance, December 31, 2015	$5,196	$(1,350)	$1,114	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(209)	0	73	(136)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	165	(58)	107
Balance, December 31, 2016	$4,883	$(1,559)	$1,279	$(1,643)	$2,960

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Balances are net of reinsurance.

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs	Future Policy Benefits and Policyholders' Account Balances(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2013	$123,153	$(43,030)	$3,293	$(29,087)	$54,329
Net investment gains (losses) on investments arising during the period	239,912	0	0	(83,969)	155,943
Reclassification adjustment for (gains) losses included in net income	(18,488)	0	0	6,471	(12,017)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(69,799)	0	24,430	(45,369)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	35,829	(12,540)	23,289
Balance, December 31, 2014	$344,577	$(112,829)	$39,122	$(94,695)	$176,175
Net investment gains (losses) on investments arising during the period	(223,082)	0	0	78,078	(145,004)
Reclassification adjustment for (gains) losses included in net income	(9,651)	0	0	3,378	(6,273)
Reclassification adjustment for OTTI losses excluded from net income(1)	(7)	0	0	2	(5)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	93,577	0	(32,752)	60,825
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(36,475)	12,766	(23,709)
Balance, December 31, 2015	$111,837	$(19,252)	$2,647	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	2,017	0	(706)	1,311
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	12,127	(4,244)	7,883
Balance, December 31, 2016	$107,549	$(17,235)	$14,774	$(36,671)	$68,417

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(3)	Balances are net of reinsurance.

14.    RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for each of the years ended December 31, 2016, 2015 and 2014. The expense charged to the Company for the deferred compensation program was $8 million, $7 million and $7 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $23 million, $22 million and $20 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million, $26 million and $28 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million, $8 million and $9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $709 million, $771 million and $862 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Corporate Owned Life Insurance

The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,367 million at December 31, 2016 and $2,873 million at December 31, 2015. Fees related to these COLI policies were $42 million, $45 million and $45 million for the years ended December 31, 2016, 2015 and 2014, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million.

Affiliated Investment Management Expenses

In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $15 million, $17 million and $15 million for the years ended December 31, 2016,

2015 and 2014, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.

Joint Ventures

The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $100 million and $146 million as of December 31, 2016 and 2015, respectively. "Net investment income" related to these ventures includes a gain of $2 million, $0.0 million and $8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and Prudential Investments LLC ("Prudential Investments") whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from ASTISI and Prudential Investments related to this agreement was $295 million, $347 million and $364 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

The Company has a revenue sharing agreement with Prudential Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $13 million, $13 million and $12 million for the years ended December 31, 2016, 2015 and 2014, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.

Affiliated Notes Receivable

Affiliated notes receivable included in “Other assets” at December 31, were as follows:

	Maturity Dates			Interest Rates			2016	2015
							(in thousands)
U.S. Dollar floating rate notes	2025	-	2026	1.36%	-	1.77%	$0	$23,013
U.S. Dollar fixed rate notes	2022	-	2028	0.00%	-	14.85%	137,636	139,069
Euro-denominated fixed rate notes			2025			2.30%	0	543
Total long-term notes receivable - affiliated (1)							$137,636	$162,625

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.

Accrued interest receivable related to these loans was $1 million and $1 million at December 31, 2016 and 2015, respectively, and is included in “Other assets”. Revenues related to these loans were $6 million, $7 million and $14 million for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in “Other income”.

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" (“APIC”) and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2016 and 2015, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	Additional Paid-in Capital, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Prudential Insurance	March 2015	Purchase	Fixed Maturities & Trading Account Assets	$91,972	$73,849	$(11,780)	$0
Prudential Insurance	June 2015	Purchase	Fixed Maturities	$11,096	$10,480	$(401)	$0
Prudential Insurance	March 2016	Sale	Fixed Maturities & Short-Term Investments	$88,783	$88,875	$(60)	$0

Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. The following table provides the breakout of the Company’s short-term and long-term debt with affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2016	Amount of Notes - December 31, 2015	Interest Rate			Date of Maturity
		(in thousands)
Prudential Financial	12/15/2011	$0	$11,000			3.61%			12/15/2016
Prudential Financial	12/16/2011	0	11,000			3.61%			12/16/2016
Prudential Financial	11/15/2013	0	9,000			2.24%			12/15/2018
Prudential Financial	11/15/2013	0	23,000			3.19%			12/15/2020
Prudential Insurance	12/6/2013	0	120,000			2.60%			12/15/2018
Prudential Insurance	12/6/2013	0	130,000			4.39%			12/15/2023
Prudential Insurance	12/6/2013	0	250,000			3.64%			12/15/2020
Prudential Insurance	9/25/2014	0	30,000			1.89%			6/20/2017
Prudential Insurance	9/25/2014	0	40,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	0	20,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	0	50,000			3.95%			6/20/2024
Prudential Insurance	9/25/2014	0	50,000			2.80%			6/20/2019
Prudential Insurance	9/25/2014	0	100,000			3.47%			6/20/2021
Prudential Insurance	9/25/2014	0	100,000			3.95%			6/20/2024
Prudential Financial	12/15/2014	0	5,000			2.57%			12/15/2019
Prudential Financial	12/15/2014	0	23,000			3.14%			12/15/2021
Prudential Financial	6/15/2015	0	66,000			3.52%			6/15/2022
Prudential Financial	6/15/2015	0	6,000			2.86%			6/15/2020
Prudential Financial	9/21/2015	0	158,000	1.09%	-	1.63%	6/15/2016	-	6/15/2017
Prudential Financial	9/21/2015	0	132,000	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	9/21/2015	0	26,000	1.40%	-	1.93%	12/17/2016	-	12/17/2017
Prudential Financial	12/16/2015	0	5,000			2.85%			12/16/2020
Prudential Financial	12/16/2015	0	1,000			2.85%			12/16/2020
Prudential Financial	12/16/2015	0	18,000			3.37%			12/16/2022
Total Loans Payable to Affiliates		$0	$1,384,000
The total interest expense to the Company related to loans payable to affiliates was $13 million, $51 million and $52 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Contributed Capital and Dividends

In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance. For the years ended December 31, 2015 and 2014, the Company did not receive any capital contributions.

In April of 2016, the Company paid a dividend in the amount of $2,593 million to Prudential Insurance. In June and December of 2015, the Company paid dividends in the amounts of $230 million and $200 million, respectively, to Prudential Insurance. In June and December of 2014, the Company paid dividends in the amounts of $338 million and $410 million, respectively, to Prudential Insurance.

Reinsurance with affiliates

As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Prior period amounts in the table below have been revised to correct previously reported amounts. These prior period revisions have also been reflected in the consolidated financial statements. See Note 16 for a more detailed description of the revisions.

The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2016
Total revenues	$791,393	$140,925	$231,010	$47,874
Total benefits and expenses	1,163,700	(588,114)	182,006	132,262
Income (loss) from operations before income taxes	(372,307)	729,039	49,004	(84,388)
Net income (loss)	$(328,199)	$723,984	$84,897	$(85,465)
2015
Total revenues	$833,689	$601,620	$762,424	$662,173
Total benefits and expenses	738,702	365,827	920,714	337,301
Income (loss) from operations before income taxes	94,987	235,793	(158,290)	324,872
Net income (loss)	$81,934	$214,381	$(136,506)	$348,194

The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

16. REVISION TO PRIOR YEAR INFORMATION

Revisions to 2016, 2015 and 2014 Consolidated Financial Statements

In 2016, the Company identified errors in the calculation of reserves for certain individual life products that impacted several line items within our previously issued consolidated financial statements. Prior period amounts have been revised in the Consolidated Financial Statements and related disclosures to correct these errors. In addition, the Company identified errors in the presentation of certain activity related to the Variable Annuities Recapture that impacted several line items within our previously issued Consolidated Statements of Cash Flows. While these items affect the subtotals of cash flows from operating, investing and financing activities, they have no impact on the net increase (decrease) in cash and cash equivalents for the previous reported periods. Prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.

Management assessed the materiality of the misstatements described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), impacted prior periods presented within the Annual Report on Form 10-K for the year ended December 31, 2016 have been revised. Similarly, prior period amounts to be presented in subsequent quarterly 10-Q filings will be revised, as presented below.

The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Financial Position

	December 31, 2015
	As Previously Reported	Revision	As Revised
	(in thousands)
ASSETS
Deferred policy acquisition costs	$5,111,373	$18,558	$5,129,931
Reinsurance recoverables	22,546,361	145,130	22,691,491
TOTAL ASSETS	148,643,945	163,688	148,807,633
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$17,164,705	$40,119	$17,204,824
Future policy benefits	15,031,390	167,365	15,198,755
Income taxes	154,043	(15,404)	138,639
TOTAL LIABILITIES	144,133,128	192,080	144,325,208
EQUITY
Retained earnings	3,663,539	(28,392)	3,635,147
TOTAL EQUITY	4,510,817	(28,392)	4,482,425
TOTAL LIABILITIES AND EQUITY	148,643,945	163,688	148,807,633

Consolidated Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2015			Year Ended December 31, 2014
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$2,159,428	$(3,041)	$2,156,387	$2,074,852	$(3,813)	$2,071,039
TOTAL REVENUES	2,862,947	(3,041)	2,859,906	3,094,097	(3,813)	3,090,284
BENEFITS AND EXPENSES
Policyholders' benefits	291,185	7,965	299,150	343,714	9,983	353,697
Amortization of deferred policy acquisition costs	662,644	(3,475)	659,169	436,169	(4,357)	431,812
TOTAL BENEFITS AND EXPENSES	2,358,054	4,490	2,362,544	2,167,921	5,626	2,173,547
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	504,893	(7,531)	497,362	926,176	(9,439)	916,737
Income tax expense (benefit)	(8,005)	(2,636)	(10,641)	140,373	(3,304)	137,069
NET INCOME (LOSS)	512,898	(4,895)	508,003	785,803	(6,135)	779,668
COMPREHENSIVE INCOME (LOSS)	399,012	(4,895)	394,117	907,848	(6,135)	901,713

	(UNAUDITED)
	Three Months Ended March 31, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$527,407	$(845)	$526,562
TOTAL REVENUES	792,238	(845)	791,393
BENEFITS AND EXPENSES
Policyholders' benefits	98,528	2,202	100,730
Amortization of deferred policy acquisition costs	640,552	(966)	639,586
TOTAL BENEFITS AND EXPENSES	1,162,464	1,236	1,163,700
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(370,226)	(2,081)	(372,307)
Income tax expense (benefit)	(44,095)	(13)	(44,108)
NET INCOME (LOSS)	(326,131)	(2,068)	(328,199)
COMPREHENSIVE INCOME (LOSS)	(210,804)	(2,068)	(212,872)

	(UNAUDITED)
	Three Months Ended June 30, 2016			Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$41,848	$17,083	$58,931	$569,255	$16,238	$585,493
TOTAL REVENUES	123,842	17,083	140,925	916,080	16,238	932,318
BENEFITS AND EXPENSES
Policyholders' benefits	(430,437)	(42,173)	(472,610)	(331,909)	(39,971)	(371,880)
Amortization of deferred policy acquisition costs	(29,866)	19,524	(10,342)	610,687	18,558	629,245
TOTAL BENEFITS AND EXPENSES	(565,465)	(22,649)	(588,114)	596,999	(21,413)	575,586
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	689,307	39,732	729,039	319,081	37,651	356,732
Income tax expense (benefit)	(5,499)	10,554	5,055	(49,594)	10,541	(39,053)
NET INCOME (LOSS)	694,806	29,178	723,984	368,675	27,110	395,785
COMPREHENSIVE INCOME (LOSS)	755,691	29,178	784,869	544,886	27,110	571,996

Consolidated Statements of Equity

	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2013	$3,542,838	$(17,362)	$3,525,476	$4,406,221	$(17,362)	$4,388,859
Comprehensive income (loss):
Net income (loss)	785,803	(6,135)	779,668	785,803	(6,135)	779,668
Total comprehensive income (loss)				907,848	(6,135)	901,713
Balance, December 31, 2014	3,580,641	(23,497)	3,557,144	4,553,985	(23,497)	4,530,488
Comprehensive income (loss):
Net income (loss)	512,898	(4,895)	508,003	512,898	(4,895)	508,003
Total comprehensive income (loss)				399,012	(4,895)	394,117
Balance, December 31, 2015	3,663,539	(28,392)	3,635,147	4,510,817	(28,392)	4,482,425

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,663,539	$(28,392)	$3,635,147	$4,510,817	$(28,392)	$4,482,425
Comprehensive income (loss):
Net income (loss)	(326,131)	(2,068)	(328,199)	(326,131)	(2,068)	(328,199)
Total comprehensive income (loss)				(210,804)	(2,068)	(212,872)
Balance, March 31, 2016	3,337,408	(30,460)	3,306,948	4,304,953	(30,460)	4,274,493

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,663,539	$(28,392)	$3,635,147	$4,510,817	$(28,392)	$4,482,425
Comprehensive income (loss):
Net income (loss)	368,675	27,110	395,785	368,675	27,110	395,785
Total comprehensive income (loss)				544,886	27,110	571,996
Balance, June 30, 2016	1,438,695	(1,282)	1,437,413	2,668,274	(1,282)	2,666,992

Consolidated Statements of Cash Flows

	Year Ended December 31, 2015			Year Ended December 31, 2014
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$512,898	$(4,895)	$508,003	$785,803	$(6,135)	$779,668
Policy charges and fee income	(11,811)	3,041	(8,770)	(76,188)	3,813	(72,375)
Future policy benefits	1,503,445	30,783	1,534,228	1,402,458	38,084	1,440,542
Reinsurance recoverables	(1,536,347)	(22,818)	(1,559,165)	(1,302,695)	(28,101)	(1,330,796)
Deferred policy acquisition costs	46,643	(3,475)	43,168	(190,550)	(4,357)	(194,907)
Income taxes	(34,243)	(2,636)	(36,879)	69,204	(3,304)	65,900
Cash flows from (used in) operating activities	1,142,929	0	1,142,929	1,077,692	0	1,077,692

	(UNAUDITED)
	Three Months Ended March 31, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(326,131)	$(2,068)	$(328,199)
Policy charges and fee income	(5,850)	845	(5,005)
Future policy benefits	416,396	8,508	424,904
Reinsurance recoverables	(353,572)	(6,306)	(359,878)
Deferred policy acquisition costs	489,279	(966)	488,313
Income taxes	(125,565)	(13)	(125,578)
Cash flows from (used in) operating activities	333,424	0	333,424

	(UNAUDITED)
	Six Months Ended June 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$368,675	$27,110	$395,785
Policy charges and fee income	78,763	(16,238)	62,525
Future policy benefits	659,730	(154,908)	504,822
Reinsurance recoverables	(326,993)	1,434	(325,559)
Deferred policy acquisition costs	408,155	18,558	426,713
Income taxes	(78,531)	10,541	(67,990)
Other, net	(181,862)	(78,333)	(260,195)
Cash flows from (used in) operating activities	5,386	(191,836)	(186,450)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	798,298	40,000	838,298
Cash flows from (used in) investing activities	(537,625)	40,000	(497,625)
CASH FLOWS FROM FINANCING ACTIVITIES:
Ceded policyholders’ account deposits	(584,464)	(539,144)	(1,123,608)
Ceded policyholders’ account withdrawals	32,053	490,659	522,712
Contributed capital	205,000	200,321	405,321
Cash flows from (used in) financing activities	488,765	151,836	640,601

	(UNAUDITED)
	Nine Months Ended September 30, 2016
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$103,829	$(16,238)	$87,591
Reinsurance recoverables	(1,369,986)	61,840	(1,308,146)
Other, net	19,979	(211,545)	(191,566)
Cash flows from (used in) operating activities	(43,926)	(165,943)	(209,869)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	930,834	40,000	970,834
Cash flows from (used in) investing activities	(795,911)	40,000	(755,911)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account deposits	3,085,729	40,119	3,125,848
Ceded policyholders’ account deposits	(877,874)	(810,163)	(1,688,037)
Ceded policyholders’ account withdrawals	49,958	695,666	745,624
Contributed capital	205,000	200,321	405,321
Cash flows from (used in) financing activities	548,328	125,943	674,271

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 14 of the Consolidated Financial Statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP
New York, New York
March 23, 2017

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2016; the Statement of Operations for the period ended December 31, 2016; the Statement of Changes in Net Assets for the periods ended December 31, 2016 and December 31, 2015, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2016 and 2015; and the related Consolidated Statements of Operations, Changes in Stockholder’s Equity and Cash Flows for the years ended December 31, 2016, 2015, and 2014; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 6)

(b) (1)	Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 10)

(b) (2)	List of Broker Dealers selling under original Selling Agreement. (Note 12)

(b) (3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 12)

(4) (a)	Form of Advisor Series certificate issued under annuity contract (including (schedule pages for each C and RIA) P-CR/IND (2/10). (Note 9)

(b)	Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). (Note 9)

(c)	Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). (Note 9)

(d)	Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). (Note 9)

(e)	Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). (Note 9)

(f)	Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). (Note 9)

(g)	Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 9)

(h)	Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 9)

(i)	Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 9)

(j)	Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6 (10/09) (Note 9)

(k)	Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6 (10/09) (Note 9)

(l)	Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider (P-RID-HD6-LIA-(02/10) (Note 9)

(m)	Form of Highest Daily Lifetime 6 Plus with LIA Schedule (P-SCH-HD6-LIA-(02/10)) (Note 9)

(n)	Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09) (Note 7)

(o)	Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09) (Note 7)

(p)	Form of Gro Plus II benefit rider (P-RID-GRO (02/10). (Note 9)

(q)	Form of Gro Plus II benefit schedule (P-SCH-GRO (02/10). (Note 9)

(r)	Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). (Note 13)

(s)	Highest Daily Lifetime Income Benefit Rider (P-RID-HD (1/11)). (Note 14)

(t)	Highest Daily Lifetime Income Benefit Schedule Supplement (P-SCH-HD (1/11)). (Note 14)

(u)	Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider (P-RID-HD-LIA (1/11)). (Note 14)

(v)	Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement (P-SCH-HD-LIA (1/11)). (Note 14)

(w)	Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12). (Note 15)

(x)	Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-7-12). (Note 15)

(y)	Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12). (Note 15)

(z)	Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12). (Note 15)

(aa)	Form of Highest Daily Lifetime Income Benefit 2.0 rider with HDDB (P-RID-HD-HDB-7-12). (Note 15)

(ab)	Form of Highest Daily Lifetime Income Benefit 2.0 schedule with HDDB (P-SCH-HD-HDB-7-12). (Note 15)

(ac)	Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD (2-13) (includes schedule pages P-SCH-HD (2-13). (Note 16)

(ad)	Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB (2-13) (includes schedule pages P-SCH-HD-HDB). (Note 16)

(ae)	Amendatory Tax Endorsement. (Note 17)

(5) (a)	Form of Application form for the Contract P-VAA (02/10). (Note 11)

(b)	Form of Application form for the Contract P-IBVAA (02/10). (Note 11)

(c)	Form of Application for the Contract P-VAA (7/12). (Note 15)

(d)	Form of Application for the Contract ORD202827 Rev (2/13). (Note 16)

(e)	Form of Application for the Beneficiary Contract ORD202863 Rev (2/13). (Note 16)

(6) (a)	Articles of Incorporation of Pruco Life Insurance Company, as amended. (Note 5)

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 4)

(7)	Copy of reinsurance contract in connection with Variable Annuity Contracts:

(a)	Coinsurance Agreement for HD6+. (Note 12)

(b)	Pruco Reinsurance Ltd, for HDI benefit via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(c)	Coinsurance Agreement for HDI 2.0 (Note 17)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of AST Fund Participation Agreement. (Note 10)

(b)	Copy of Franklin Templeton Fund Participation Agreement. (Note 10)

(c)	Copy of ProFunds Fund Participation Agreement. (Note 11)

(d)	Copy of Rule 22C-2 Agreement. (Note 8)

(e)	Amendment to Fund Participation Agreement (Note 17)

(9)	Opinion of Counsel. (Note 2)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:
(a) Caroline A. Feeney (Note 1)
(b) Lori D. Fouché (Note 1)
(c) Christine Knight (Note 1)
(d) Kent D. Sluyter (Note 1)
(e) Candace J. Woods (Note 1)
(f) John Chieffo (Note 1)
(g) Kenneth Y. Tanji (Note 1)

(h) Arthur W. Wallace (Note 1)

(Note 1)	Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-162680, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6)	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 7)	Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Pre-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11)	Incorporated by reference to Pre-effective Amendment No. 1 to Registration No. 333-162680, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Post-effective Amendment No. 2 to Registration No. 333-162680, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-effective Amendment No. 5 to Registration No. 333-162680, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed July 31, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16)	Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162680, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)	Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162680, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Theresa M. Dziedzic 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President, Chief Actuary, and Appointed Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Lori D. Fouché 213 Washington Street Newark, New Jersey 07102-2917	Director
James M. O’Connor 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President and Actuary
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Kenneth Y. Tanji 751 Broad Street Newark, New Jersey 07102-3714	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Director, Vice President and Actuary
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 17, 2017, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2017, there were 579 Qualified contract owners and 520 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Wayne Chopus One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2016 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$708,725,705.69	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of December 2017.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	/s/ Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
/s/ Kent D. Sluyter*	Director, President and Chief Executive Officer	December 13, 2017
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 13, 2017
John Chieffo
Christine Knight*	Director	December 13, 2017
Christine Knight
Kenneth Y. Tanji*	Director	December 13, 2017
Kenneth Y. Tanji
Candace J. Woods*	Director	December 13, 2017
Candace J. Woods
Lori D. Fouché*	Director	December 13, 2017
Lori D. Fouché
Caroline A. Feeney*	Director	December 13, 2017
Caroline A. Feeney
Arthur W. Wallace*	Director	December 13, 2017
Arthur W. Wallace

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.
EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)(a)	Power of Attorney for Caroline A. Feeney

(13)(b)	Power of Attorney for Lori D. Fouché

(13)(c)	Power of Attorney for Christine Knight

(13)(d)	Power of Attorney for Kent D. Sluyter

(13)(e)	Power of Attorney for Candace J. Woods

(13)(f)	Power of Attorney for John Chieffo

(13)(g)	Power of Attorney for Kenneth Y. Tanji

(13)(h)	Power of Attorney for Arthur W. Wallace